UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

Life Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Life Funds
December 31,
2023
Fund Name Ticker
22.1
TIAA-CREF Life Growth Equity Fund TLGQX
22.2
TIAA-CREF Life Growth & Income Fund TLGWX
22.3
TIAA-CREF Life Large-Cap Value Fund TLLVX
22.4
TIAA-CREF Life Real Estate Securities Fund TLRSX
22.5
TIAA-CREF Life Small-Cap Equity Fund TLEQX
22.6
TIAA-CREF Life Social Choice Equity Fund TLCHX
22.7
TIAA-CREF Life Stock Index Fund TLSTX
22.8
TIAA-CREF Life International Equity Fund TLINX
22.9
TIAA-CREF Life Core Bond Fund TLBDX
23.01
TIAA-CREF Life Money Market Fund TLMXX
23.1
TIAA-CREF Life Balanced Fund TLBAX

Table of Contents
Market Review 3
Important Notices 5
About the Funds’ Benchmarks 6
Portfolio Managers’ Comments 8
Fund Performance 15
Expense Examples 36
Report of Independent Registered Public Accounting Firm 40
Portfolios of Investments 41
Statement of Assets and Liabilities 148
Statement of Operations 150
Statement of Changes in Net Assets 152
Financial Highlights 156
Notes to Financial Statements 162
Important Tax Information 176
Additional Fund Information 177
2023 Special Meeting 178
Trustees and officers 179
Additional Information About Index Providers 184

Market Review
Brad Finkle
Domestic and international stocks posted strong gains for the twelve-month period as economies generally grew and the rate of inflation slowed. The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2023 before stalling in the third quarter. China’s economy grew moderately despite concerns over the nation’s real estate sector. Major central banks around the world began the year tightening monetary policy, but many refrained from further interest-rate increases later in the year as the pace of inflation eased. During the period, the U.S. Federal Reserve increased the federal funds target rate four times to 5.25%–5.50% but left rates unchanged over the last five months of the year. The European Central Bank and the Bank of England also raised their benchmark interest rates multiple times in
2023 but paused further increases toward the end of the year.
Returns for the eight TIAA-CREF Life Funds that invest primarily in stocks ranged from 46.4% for the Growth Equity Fund to 12.0% for the Real Estate Securities
Fund.
The Balanced Fund rose 15.8%, the Core Bond Fund gained 6.3%, and the
Money Market Fund returned 5.0%.
Most of the TIAA-CREF Life Funds outperformed their respective benchmarks for the twelve-month period.
TIAA-CREF Life Funds performance review
In a strong year for financial markets, all of the TIAA-CREF Life Funds recorded gains. Overall, stocks surpassed bonds, and domestic equities outpaced foreign stocks.
The Growth Equity Fund advanced 46.4% and outperformed the Russell 1000®
Growth Index. The Growth & Income Fund gained 32.9%, surpassing the S&P 500®
Index. The Stock Index Fund rose 25.9%. The Social Choice Equity Fund, which does not invest in certain stocks because of environmental, social and governance criteria, gained 22.4%. Both funds trailed the Russell 3000® Index.
The Small-Cap Equity Fund advanced 18.7% and outpaced the Russell 2000®
Index. The International Equity Fund, which invests in developed foreign markets, returned 16.4%, trailing the MSCI EAFE® Index. The Balanced Fund, which invests in both stock and bond funds, gained 15.8%, surpassing its composite benchmark.
The Large-Cap Value Fund gained 14.3%, exceeding the Russell 1000 Value Index.
The Real Estate Securities Fund advanced 12.0%, outperforming the FTSE
Nareit All Equity REITs Index. The Core Bond Fund’s return of 6.3% surpassed the performance of the Bloomberg U.S. Aggregate Bond Index. The Money Market Fund
gained 5.0%, outpacing the iMoneyNet Money Fund Averages™—All Government.
Stocks and bonds posted gains
For the twelve-month period, domestic stocks, as represented by the Russell
3000® Index, gained 26.0%. Foreign equities, as measured by the MSCI EAFE®
Index, advanced 18.2%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, rose 5.5%. Yields on U.S.
fixed-income securities rose across short- and long-term maturities but declined among intermediate-term securities (bond yields move in the opposite direction of prices). Many bonds benefited from a rally late in the year as investors grew more confident the Fed was unlikely to raise interest rates further.
The benefits of a long-term focus
The stellar gains of the financial markets in 2023 put to rest a year of volatility and uncertainty amid the pressure of global inflation and rising interest rates. The year began with concerns surrounding interest-rate increases, particularly how long the Federal Reserve would continue raising rates in order to push down inflation.
However, as the period progressed, lower inflation data set expectations for the end of the Fed’s tightening cycle, and stocks and bonds responded positively.

Market Review
(continued)

Of course, no one can predict the future direction of the markets. But short-term challenges should not distract investors from their long-term investment goals. We believe a well-balanced and diversified portfolio of stocks, bonds and other asset classes, managed by professionals, can be a prudent strategy to help investors navigate through the inevitable fluctuations of the financial markets. However, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.
Brad Finkle

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Report prepared for the Fund will be for the reporting period ended June
30, 2024.
Events that Occurred Subsequent to the Reporting Period
In January 2024, the Funds’ Board of Trustees (the “Board”) approved the following:
Fund Name Changes: The Board approved a change in each Fund’s name effective May 1, 2024, as follows:
Investment Objective, Benchmark, and Investment Policy Changes:
TIAA-CREF Life Growth & Income Fund
Investment objective change, effective March 1, 2024
TIAA-CREF Life Social Choice Equity Fund
Investment objective change, effective March 1, 2024
Benchmark change, effective March 1, 2024
Investment policy change, effective May 1, 2024
Refer to the Funds’ supplemented prospectus dated January 22, 2024 for further information.
Existing Name New Name
TIAA-CREF Life Core Bond Fund Nuveen Life Core Bond Fund
TIAA-CREF Life Growth & Income Fund Nuveen Life Core Equity Fund
TIAA-CREF Life Growth Equity Fund Nuveen Life Growth Equity Fund
TIAA-CREF Life International Equity Fund Nuveen Life International Equity Fund
TIAA-CREF Life Large-Cap Value Fund Nuveen Life Large Cap Value Fund
TIAA-CREF Life Money Market Fund Nuveen Life Money Market Fund
TIAA-CREF Life Real Estate Securities Fund Nuveen Life Real Estate Securities Select Fund
TIAA-CREF Life Small-Cap Equity Fund Nuveen Life Small Cap Equity Fund
TIAA-CREF Life Social Choice Equity Fund Nuveen Life Large Cap Responsible Equity Fund
TIAA-CREF Life Stock Index Fund Nuveen Life Stock Index Fund
TIAA-CREF Life Balanced Fund Nuveen Life Balanced Fund

About the Funds’ Benchmarks

Equity indexes
Broad market indexes
Russell 3000®Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE®Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500®Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000®Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap index
Russell 2000®Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Specialty equity index
FTSE Nareit All Equity REITs Index: An index designed to measure the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fixed-income index
Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Multi-asset class indexes
Composite benchmark
The Balanced Fund Composite Index is a composite of three unmanaged indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE
Index), and fixed income (Bloomberg U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.
Broad market index
The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately
Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.
FTSE International Limited (“FTSE”) © FTSE 2024. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license.
Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Portfolio Managers’ Comments

Growth Equity Fund
Performance for the twelve months ended December 31, 2023
The Growth Equity Fund returned 46.42%, compared with the 42.68% return of its benchmark, the Russell 1000® Growth
Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund surpassed its benchmark
All eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology
(up 65.1%)—the largest sector, representing more than 40.0% of the benchmark’s total market capitalization on December
31, 2023—contributed approximately 60.0% of the index’s return. Communication services (up 64.6%) and consumer discretionary (up 52.6%) were the next-largest contributors. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization on December 31, 2023. Energy (up 1.7%) was the worst performer, followed by the defensive utilities (up 4.2%) and consumer staples (up 4.9%) sectors.
For the twelve-month period, the Fund outperformed its benchmark on the strength of numerous stock selections. The top contributor was an overweight position in Meta Platforms (Facebook), which announced record quarterly revenue as spending on digital advertising rebounded. The next-largest contributors were overweight positions in ride-hailing company Uber
Technologies and Amazon.com. Uber reported its first-ever operating profit, while Amazon benefited from the recovery in digital ad spending, stabilizing growth in its cloud-computing business and efforts to reduce costs.
Conversely, the largest detractor was an overweight position in payment processing firm PayPal Holdings, which experienced margin pressure as lower-margin areas of its business drove revenue growth. Overweight positions in cosmetics company
Estee Lauder and credit card issuer Visa also hurt relative performance.
Growth & Income Fund
Performance for the twelve months ended December 31, 2023
The Growth & Income Fund returned 32.93%, compared with the 26.29% return of its benchmark, the S&P 500® Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The S&P 500 Index, a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy, outperformed the 25.96% return of the Russell 3000® Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the year.
Fund surpassed its benchmark
Nine of the eleven industry sectors in the S&P 500 Index posted gains for the twelve months. Communication services (up
55.8%) and information technology (up 55.4%)—the index’s largest component—were the best-performing sectors. Next in line were consumer discretionary (up 40.3%) and industrials (up 18.5%). Together, these four sectors accounted for approximately
60.0% of the benchmark’s total market capitalization on December 31, 2023. Utilities (down 7.1%) was the worst-performing sector, followed by energy (down 1.3%).

Portfolio Managers’ Comments
For the twelve-month period, the Fund outperformed its benchmark on the strength of several sector allocation and stock selection decisions, led by an overweight allocation to the technology sector and an underweight allocation to the defensive consumer staples sector. The leading contributor from a stock perspective was the Fund’s position in technology firm NVIDIA, the world’s leading developer of graphical processing units (GPUs), the technology that enables artificial intelligence (AI), data science, visual computing, robotics and a host of other applications. The next-largest contributors were overweight positions in cybersecurity company Palo Alto Networks and social media and advertising behemoth Meta Platforms (Facebook), which benefited from a renewed emphasis on cost controls and AI-driven improvements to its ad-targeting system.
In contrast, the largest detractor was an overweight position in SVB Financial Group, the parent company of Silicon Valley
Bank, which filed for bankruptcy. Next came overweight positions in pharmaceutical maker Bristol-Myers Squibb, which faced heightened competition from certain generic drugs, and agriculture firm Corteva, which experienced slowing sales of its crop protection products.
Large-Cap Value Fund
Performance for the twelve months ended December 31, 2023
The Large-Cap Value Fund returned 14.30%, compared with the 11.46% return of its benchmark, the Russell 1000® Value
Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund surpassed its benchmark
Seven of the eleven industry sectors in the Russell 1000 Value Index posted gains for the twelve months. Communication services (up 41.9%) and information technology (up 36.1%) performed best, followed by industrials (up 21.3%) and consumer discretionary (up 16.8%). Next in line was financials (up 15.0%)—the benchmark’s largest sector and the top contributor to its return. Together, these five sectors represented more than one-half of the index’s total market capitalization on December 31,
2023. The defensive utilities (down 7.1%) and health care (down 5.1%) sectors were the worst performers.
For the twelve-month period, the Fund outperformed its benchmark due to numerous favorable stock selections. The top contributor was an out-of-benchmark position in Microsoft, which surged on optimism about the growth potential of its artificial intelligence products. The next-largest contributors were an overweight position in Parker-Hannifin, which posted an impressive gain, and an underweight position in Pfizer, which declined. Parker-Hannifin, a maker of motion and control technologies, raised its fiscal-year earnings forecast, citing strength in its aerospace systems business. Pfizer was hurt by slowing demand for
COVID-19 vaccines.
In contrast, the largest detractor was an overweight position in aerospace company RTX, which announced a costly recall of jet engines. Next came a lack of exposure to technology company Salesforce, which reported increasing profit margins amid cost reductions, and an overweight position in U.S. Bancorp, which was pressured by higher interest rates.
Real Estate Securities Fund
Performance for the twelve months ended December 31, 2023
The Real Estate Securities Fund returned 12.01%, compared with the 11.36% return of its benchmark, the FTSE Nareit All
Equity REITs Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.

Portfolio Managers’ Comments
(continued)

For the twelve-month period, the FTSE Nareit All Equity REITs Index trailed the 25.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index, but outpaced the 5.53% return of the broad U.S. investment grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.
Fund surpassed its benchmark
Among the benchmark’s 16 property sectors and subsectors, most returns were positive for the period. The largest gains were seen in the data centers (up 30.1%), regional malls (up 29.9%) and lodging/resorts (up 23.9%) sectors. Diversified (down
4.6%) was the worst-performing sector.
For the twelve-month period, the Fund outperformed its benchmark on the strength of numerous stock selections. An underweight position in communication services company Crown Castle was the largest contributor to the Fund’s relative return as it posted a double-digit loss. Not owning poorly performing health care facilities REIT Medical Properties Trust and global net lease REIT W.P. Carey also benefited relative performance.
In contrast, these positive effects were partly offset by not owning information management services company Iron
Mountain as it delivered sizable gains. An overweight position in manufactured home community REIT Sun Communities and an underweight allocation to regulated cannabis industry REIT Innovative Industrial Properties also detracted from the Fund’s performance versus its benchmark.
Small-Cap Equity Fund
Performance for the twelve months ended December 31, 2023
The Small-Cap Equity Fund returned 18.65%, compared with the 16.93% return of its benchmark, the Russell 2000® Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000® Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Fund surpassed its benchmark
Ten of the eleven industry sectors in the Russell 2000 Index posted gains for the twelve months. Consumer discretionary
(up 28.4%) and information technology (up 27.4%) were the best-performing sectors. Next came industrials (up 26.7%)—the benchmark’s largest component and also the top contributor to the index’s return—followed by consumer staples (up 19.7%).
Together, these four sectors represented nearly 45.0% of the benchmark’s total market capitalization on December 31, 2023.
The worst-performing sector was utilities (down 6.9%).
For the twelve-month period, the Fund outperformed its benchmark due to favorable allocation decisions. The top contributors to relative performance were overweight positions in ImmunoGen, Super Micro Computer and e.l.f. Beauty,
all of which posted outsized gains. Biotechnology company ImmunoGen announced that it was being acquired by a major pharmaceutical manufacturer. Technology firm Super Micro Computer benefited from robust demand for its servers used in artificial-intelligence systems. Drugstore makeup brand e.l.f. Beauty experienced strong growth in international sales.
The largest detractor was a lack of exposure to MicroStrategy, a software company with significant investments in bitcoin, a cryptocurrency that soared in value during the year. Next in line were overweight positions in communications equipment supplier CommScope Holding, which was hurt by slowing sales, and biotechnology firm FibroGen, which announced disappointing clinical trial results.
Social Choice Equity Fund
Performance for the twelve months ended December 31, 2023
The Social Choice Equity Fund returned 22.41%, compared with the 25.96% return of its benchmark, the Russell 3000® Index.
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund underperformed its benchmark for the twelve-month period.

Portfolio Managers’ Comments
The exclusion of Apple, Meta Platforms (Facebook) and Alphabet (the parent company of Google) detracted most from the Fund’s performance relative to its benchmark. In a milestone for Apple, the company surpassed one billion in paid subscriptions in its services division. Meta Platforms and Alphabet reported accelerating revenue growth in their digital advertising businesses. All three companies benefited from optimism that investments they were making in artificial-
intelligence (AI) technologies would drive strong earnings in the future.
Conversely, omitting Pfizer, Johnson & Johnson and Exxon Mobil was beneficial, as these stocks declined. Slowing sales of Pfizer’s COVID-19 vaccine dampened the company’s profits, while Johnson & Johnson was hurt by uncertainty surrounding product-liability litigation. Lower oil prices were a headwind for Exxon Mobil.
Fund trailed its benchmark
To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Among stocks the Fund held, an underweight position in Amazon.com was the largest detractor from relative performance.
Amazon posted an outsized gain, aided by a recovery in spending on digital advertising, stabilizing growth in its cloud-
computing business and expense reductions. The next-largest detractors were overweight positions in financial services firm
Charles Schwab, which reported a sixth straight quarter of declining deposits in its banking unit, and pharmaceutical maker
Bristol-Myers Squibb, which faced heightened competition from certain generic drugs.
Alternatively, the top contributor was an overweight position in technology firm NVIDIA, which surged on robust sales of its products used in AI systems. The next-largest contributors were overweight positions in technology companies Intel and
Salesforce. Intel experienced improving demand for its semiconductors as the PC market rebounded, while cost-cutting measures at Salesforce boosted the firm’s profitability.
Stock Index Fund
Performance for the twelve months ended December 31, 2023
The Stock Index Fund returned 25.91%, compared with the 25.96% return of its benchmark, the Russell 3000® Index.
For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors advanced
Nine of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Information technology (up
59.3%)—the benchmark’s largest sector—produced the strongest increase and contributed more than one-half of the index’s total return. The next-best performers were communication services (up 53.3%), consumer discretionary (up 40.7%) and industrials (up 21.7%). Together, these four sectors accounted for almost 55.0% of the index’s total market capitalization on
December 31, 2023. The worst performer was utilities (down 7.0%), a defensive sector that tends to lag when the economy is strong, followed by energy (down 0.2%).
For the twelve-month period, all of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Technology company NVIDIA performed especially well, surging on robust demand for its semiconductors that perform artificial intelligence (AI) tasks. Next in line was Amazon.com, followed by
Alphabet (the parent company of Google), Microsoft and Apple. These four companies benefited from optimism that investments they were making in AI technologies would drive strong profits in the future.

Portfolio Managers’ Comments
(continued)

International Equity Fund
Performance for the twelve months ended December 31, 2023
The International Equity Fund returned 16.41%, compared with the 18.24% return of its benchmark, the MSCI EAFE® Index.
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. The economy of the 20-nation euro area grew modestly on a year-over-year basis in the first and second quarters of 2023 before stalling in the third quarter. China’s economy grew at a moderate pace despite concerns over the country’s struggling real estate sector. Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating.
The U.S. Federal Reserve raised the federal funds target rate to 5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. The European Central Bank increased its suite of benchmark rates on multiple occasion in
2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Within the MSCI EAFE Index, which includes 21 developed nations outside North America, most country components advanced in U.S.-dollar terms for the twelve months.
Fund trailed its benchmark
For the twelve-month period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated. Overweight positions in global drug manufacturers Bayer and Daiichi Sankyo, as well as multinational cosmetic company Shiseido, detracted most from relative performance. Bayer experienced a setback in a promising blood thinner drug candidate, while Daiichi Sankyo has been in the midst of a collaboration dispute, which appears close to a resolution.
Shiseido saw sales decline in China due to weaker economic sentiment.
Conversely, overweight positions in building materials manufacturer CRH, multinational conglomerate Hitachi and pharmaceutical company Novo Nordisk contributed most to the Fund’s relative return, as all three companies posted sizable double-digit gains.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
Core Bond Fund
Performance for the twelve months ended December 31, 2023
The Core Bond Fund returned 6.27%, compared with the 5.53% return of its benchmark, the Bloomberg U.S. Aggregate Bond
Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. Crude oil prices fluctuated in
2023 but ended the period moderately lower.
Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating. The U.S. Federal Reserve raised the federal funds target rate to
5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. Yields on U.S. Treasury bonds rose across most maturities (bond yields move in the opposite direction of prices). The European Central Bank increased its suite of benchmark rates on multiple occasions in 2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Fund surpassed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve-month period. U.S. Treasuries, the largest sector accounting for 41.1% of the index’s total market capitalization at year-end, returned 4.1%. Mortgage-backed securities (MBS), the second-largest sector with a weighting of 26.7%, advanced 5.1%. Corporate bonds—the third-largest sector at 24.6%—performed best, gaining 8.5%. Among smaller sectors in the benchmark, asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) returned 5.5% and 5.4%, respectively.

Portfolio Managers’ Comments
For the twelve-month period, the Fund outperformed its benchmark, primarily due to an overweight position in corporate bonds—including a small allocation to high-yield and emerging-markets corporates—which lifted the Fund’s relative return.
An underweight position in U.S. Treasuries also helped. A small underweight and security selection in MBS, where the
Fund benefited from overweights to out-of-benchmark non-agency MBS also bolstered the Fund’s performance relative to the benchmark. Favorable security selection within the ABS sector, and an allocation to emerging-markets debt were also beneficial.
Conversely, security selection within CMBS detracted most from the Fund’s relative return for the period. The Fund also had a small exposure to derivative instruments that hampered its relative performance.
Money Market Fund
Performance for the twelve months ended December 31, 2023
The Money Market Fund returned 5.02%, compared with the 4.76% return of its benchmark, the iMoneyNet Money Fund
Averages™—All Government.
The iMoneyNet average is a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. Crude oil prices fluctuated in
2023 but ended the period moderately lower.
Major central banks around the world increased interest rates in 2023 but moved to a more neutral stance toward the end of the year amid evidence that inflation was moderating. The U.S. Federal Reserve raised the federal funds target rate to 5.25%–5.50% in a series of increases but let rates stand for the final five months of the year. The European Central Bank increased its suite of benchmark rates on multiple occasion in 2023 before pausing in October. The Bank of England raised its benchmark rate to 5.25% in August but took no further action during the period.
Although inflation continues to present an economic challenge for the United States, the increase in short-term bond yields during the period was a positive sign for money market investments. Moreover, the Fed’s monetary policy of keeping rates elevated until inflation subsides should continue to bode well for yields on the short-term government securities in which the
Fund invests. Variable-rate debt securities, which made up approximately 20% of the Fund’s portfolio at period-end, stand to benefit, should short-term interest rates increase. The “secured overnight financing rate” (SOFR)—which represents dealer transactions in Treasury collateralized overnight repurchase agreements—increased from 4.31% on January 3, 2023, to 5.38%
on December 29, 2023.
Fund surpassed the iMoneyNet average
For the twelve-month period, the Money Market Fund outperformed the iMoneyNet average. The Fund continued to invest in variable-rate government agency securities, which provide a yield enhancement over short-term fixed rate securities and contributed to the Fund’s outperformance. As of December 26, 2023, the Fund’s weighted average maturity (WAM) was 27 days, versus 37 days for the iMoneyNet average. iMoneyNet releases their data on a weekly basis, and December 26 was the last date of release for the month.
Balanced Fund
Performance for the twelve months ended December 31, 2023
The Balanced Fund returned 15.77%, compared with the 14.73% return of its benchmark, the Balanced Fund Composite Index.
The Balanced Fund Composite Index is a weighted average of the Russell 3000® Index, the MSCI EAFE® Index and the
Bloomberg U.S. Aggregate Bond Index.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.

Portfolio Managers’ Comments
(continued)

The broad U.S. stock market, as measured by the Russell 3000® Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in
21 developed markets outside North America, returned 18.24%. (The MSCI EAFE Index return is in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned
5.53%.
Fund surpassed its composite benchmark
For the twelve-month period, the Fund’s absolute return—that is, without regard to the performance of its composite benchmark—was helped most by gains in U.S. stocks held by the underlying funds of the Balanced Fund. All underlying funds advanced for the period. The Growth Equity Fund posted the largest gain, followed by the Growth & Income Fund.
The Fund outperformed its composite benchmark for the period, benefiting from strength in its underlying U.S. equity and fixed-income funds. Among these, the Growth & Income Fund was the largest contributor to the Fund’s performance versus its composite benchmark, followed by the Core Bond Fund, the Growth Equity Fund and the Large-Cap Value Fund.
Conversely, the International Equity Fund was the largest detractor from the Fund’s return compared to its composite benchmark. The Stock Index Fund also slightly hampered relative performance.

Growth Equity Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Growth Equity Fund
4/3/00 46.42% 16.51% 13.29% 0.56% 0.52%
Russell 1000® Growth Index – 42.68 19.50 14.86 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Growth Equity Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
157.47
million
Portfolio turnover rate 46%
Number of holdings 62
Weighted median market
capitalization $465.49 billon
Price/earnings ratio (weighted
12-month trailing average)
†
42.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 39.0
Consumer discretionary 19.8
Communication services 10.7
Health care 10.2
Industrials 7.4
Financials 5.6
Consumer staples 4.9
Energy 0.9
Materials 0.7
Short-term investments 1.0
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
89.4
More than $15 billion-$50 billion
8.9
More than $2 billion-$15 billion
1.5
$2 billion or less
0.2
Total 100.0

Growth & Income Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Growth & Income Fund
4/3/00 32.93% 15.18% 11.25% 0.54% 0.52%
S&P 500® Index – 26.29 15.69 12.03 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Growth & Income Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
183.72
million
Portfolio turnover rate 46%
Number of holdings 55
Weighted median market
capitalization $276.67 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 29.9
Financials 17.5
Health care 14.1
Consumer discretionary 10.1
Industrials 7.7
Communication services 7.6
Energy 4.8
Utilities 2.9
Real estate 2.2
Materials 2.1
Consumer staples 0.6
Short-term investments 0.8
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
74.6
More than $15 billion-$50 billion
23.4
More than $2 billion-$15 billion
2.0
Total 100.0

Large-Cap Value Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Large-Cap Value Fund
10/28/02 14 .30% 12 .51% 7 .89% 0 .60% 0 .52%
Russell 1000® Value Index – 11 .46 10 .91 8 .40 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Large-Cap Value Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
80.41
million
Portfolio turnover rate 25%
Number of holdings 84
Weighted median market
capitalization $135.03 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Financials 25.2
Health care 15.4
Industrials 14.1
Information technology 12.0
Energy 7.9
Consumer staples 5.9
Materials 5.0
Consumer discretionary 5.0
Communication services 4.7
Utilities 3.0
Real estate 1.6
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
83.9
More than $15 billion-$50 billion
14.7
More than $2 billion-$15 billion
1.4
Total 100.0

Real Estate Securities Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Real Estate Securities Fund
10/28/02 12 .01% 8 .21% 8 .32% 0 .63% 0 .57%
FTSE Nareit All Equity REITs Index – 11 .36 7 .59 7 .95 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Real Estate Securities Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
70.45
million
Portfolio turnover rate 9%
Number of holdings 39
Weighted median market
capitalization $30.70 billon
Price/earnings ratio (weighted
12-month trailing average)
†
39.7
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Industrial REITs 19.8
Retail REITs 17.1
Telecom tower REITs 11.0
Data center REITs 10.0
Multi-family residential REITs 8.7
Single-family residential REITs 8.4
Health care REITs 7.3
Other specialized REITs 5.0
Self storage REITs 4.7
Office REITs 2.9
Hotel & resort REITs 2.7
Timber REITs 1.8
Short-term investments 0.5
Other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
33.0
More than $15 billion-$50 billion
38.9
More than $2 billion-$15 billion
28.1
Total 100.0

Small-Cap Equity Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Small-Cap Equity Fund
10/28/02 18 .65% 11 .75% 8 .46% 0 .66% 0 .53%
Russell 2000® Index – 16 .93 9 .97 7 .16 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Small-Cap Equity Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
65.57
million
Portfolio turnover rate 80%
Number of holdings 380
Weighted median market
capitalization $2.85 billon
Price/earnings ratio (weighted
12-month trailing average)
†
32.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Industrials 19.0
Financials 17.4
Health care 13.4
Information technology 13.3
Consumer discretionary 9.3
Real estate 6.4
Energy 5.9
Materials 4.4
Consumer staples 3.7
Communication services 3.2
Utilities 2.7
Short-term investments 1.3
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
0.2
More than $15 billion-$50 billion
1.1
More than $2 billion-$15 billion
64.8
$2 billion or less
33.9
Total 100.0

Social Choice Equity Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Social Choice Equity Fund
4/3/00 22 .41% 15 .00% 10 .90% 0 .29% 0 .22%
Russell 3000® Index – 25 .96 15 .16 11 .48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Social Choice Equity Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
88.97
million
Portfolio turnover rate 27%
Number of holdings 432
Weighted median market
capitalization $107.65 billon
Price/earnings ratio (weighted
12-month trailing average)
†
28.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 27.1
Financials 14.2
Health care 13.2
Industrials 11.9
Consumer discretionary 10.1
Consumer staples 5.4
Communication services 5.0
Energy 4.3
Materials 3.0
Real estate 2.9
Utilities 2.1
Short-term investments 1.1
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.4
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
69.0
More than $15 billion-$50 billion
21.2
More than $2 billion-$15 billion
8.3
$2 billion or less
1.5
Total 100.0

Stock Index Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Stock Index Fund
1/4/99 25 .91% 15 .09% 11 .41% 0 .09% 0 .09%
Russell 3000® Index – 25 .96 15 .16 11 .48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Stock Index Fund
(continued)

Fund profile Portfolio composition Holdings by company size
as of 12/31/2023
Net assets $
775.55
million
Portfolio turnover rate 1%
Number of holdings 2,787
Weighted median market
capitalization $148.19 billon
Price/earnings ratio (weighted
12-month trailing average)
†
26.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 27.0
Financials 13.6
Health care 12.5
Consumer discretionary 10.8
Industrials 10.0
Communication services 7.8
Consumer staples 5.7
Energy 4.0
Real estate 2.9
Materials 2.7
Utilities 2.3
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
70.2
More than $15 billion-$50 billion
16.7
More than $2 billion-$15 billion
11.3
$2 billion or less
1.8
Total 100.0

International Equity Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
International Equity Fund
4/3/00 16 .41% 8 .82% 3 .63% 0 .63% 0 .60%
MSCI EAFE® Index – 18 .24 8 .16 4 .28 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

International Equity Fund
(continued)

Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 12/31/2023
Net assets $
139.66
million
Portfolio turnover rate 21%
Number of holdings 67
Weighted median market
capitalization $81.70 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Financials 17.9
Health care 16.0
Industrials 16.0
Consumer discretionary 10.4
Materials 9.5
Energy 8.0
Information technology 7.6
Consumer staples 6.7
Communication services 3.3
Utilities 2.0
Short-term investments 2.4
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
79.5
More than $15 billion-$50 billion
18.1
More than $2 billion-$15 billion
2.4
Total 100.0
% of portfolio investments
as of 12/31/2023
Japan 22.3
France 11.5
Netherlands 9.6
United Kingdom 8.8
Germany 7.7
Australia 6.4
Denmark 5.7
Switzerland 5.1
United States 4.7
Ireland 2.2
10 other nations 13.1
Short-term investments 2.4
Investments purchased with
collateral from securities
lending 0.5
Total 100.0

Core Bond Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period.
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Core Bond Fund
7/8/03 6.27% 1.52% 2.15% 0.42% 0.35%
Bloomberg U.S. Aggregate Bond Index – 5.53 1.10 1.81 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.

Core Bond Fund
(continued)

Fund profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 12/31/2023
Net assets $
200.89
million
Portfolio turnover rate 75%
Portfolio turnover rate,
excluding mortgage dollar-roll
transactions 72%
Number of issues 1,064
Option-adjusted duration
‡
6.19 years
Average maturity
§
9.74 years
‡
Option-adjusted duration estimates how much
the value of a bond portfolio would be affected
by a change in prevailing interest rates, taking into
account the options embedded in the individual
securities. The longer a portfolio’s duration, the more
sensitive it is to changes in interest rates.
§
Average maturity is a simple average of the
maturities of all the bonds in a fund's portfolio. The
maturity of a bond is the amount of time until the
bond’s principal becomes due or payable.
% of net assets
as of 12/31/2023
Government bonds
39.6
Corporate bonds
38.3
Structured assets
15.1
Bank loan obligations
3.8
Preferred stocks
0.0
Short-term investments 2.2
Investments purchased with collateral
from securities lending 2.8
Other assets & liabilities, net -1.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
Less than 1 year 3.2
1-3 years 14.9
3-5 years 13.6
5-10 years 43.2
Over 10 years 25.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 12/31/2023
U.S. Treasury & U.S. agency securities* 34.0
Aaa/AAA 5.2
Aa/AA 7.2
A/A 15.4
Baa/BBB 25.7
Ba/BB 6.0
B/B 4.0
Below B/B 0.2
Non-rated 2.3
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

Money Market Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.  Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund's sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus.
The current yield more closely reflects current earnings than does the total return.
Fund profile Portfolio composition Net annualized yield
Total return Average annual total return Annual operating expenses
*
Inception
date 1 year 5 years 10 years gross net
Money Market Fund
7/8/03 5.02% 1.78% 1.16% 0.21% 0.15%
iMoneyNet Money Fund Averages™—All Government
§
– 4.76 1.62 1.01 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Beginning September 9, 2020, part or all of the investment management fees of the TIAA-CREF Life Money Market Fund are being voluntarily waived. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 12/31/2023
Net assets $
131.91
million
Number of issues 76
% of net assets
as of 12/31/2023
U.S. Treasury securities* 44.2
Repurchase agreements 24.7
Variable rate securities, government 23.2
U.S. government agency securities* 9.1
Other assets & liabilities, net -1.2
Total 100.0
*
These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended December 26,
2023)
‡
Current
yield
Effective
yield
Money Market Fund 5.25% 5.38%
iMoneyNet Money
Fund Averages™—
All Government
§
5.01 5.14
The current yield more closely reflects current
earnings than does the total return.
‡
Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§
The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Balanced Fund

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
(inception January 31, 2014)
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period.
Total return Average annual total return
Annual operating
expenses
*#
Inception
date 1 year 5 years
since
inception gross net
Balanced Fund
1/31/14 15 .77% 7 .53% 6 .01% 0 .62% 0 .51%
Balanced Fund Composite Index
‡
– 14 .73 7 .63 6 .28
§
– –
Broad market index
Morningstar Moderately Conservative Target Risk Index – 10 .89 5 .55 4 .60
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on December 31, 2023, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000®
Index; and 10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Fund.

Balanced Fund
continued
continued
Fund profile
Asset Allocation
Target allocation
as of 12/31/2023
Net assets $
67.88
million
% of net assets
as of 12/31/2023
Equity
U.S. equity 40.07
International equity 10.06
Fixed income 49.77
Other assets & liabilities, net 0.10
Total 100.00

Expense Examples

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.
The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2023 – December 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
Growth Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,112.02
Expenses incurred during the period* $2.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.58
Expenses incurred during the period* $2.65
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Growth & Income Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,080.31
Expenses incurred during the period* $2.65
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.65
Expenses incurred during the period* $2.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.51%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Large-Cap Value Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,074.43
Expenses incurred during the period* $2.72
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.58
Expenses incurred during the period* $2.65
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.52%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Real Estate Securities Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,082.16
Expenses incurred during the period* $3.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.31
Expenses incurred during the period* $2.93
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.57%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Small-Cap Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,086.00
Expenses incurred during the period* $2.79
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.53
Expenses incurred during the period* $2.70
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.53%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Social Choice Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,087.93
Expenses incurred during the period* $1.16
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.10
Expenses incurred during the period* $1.12
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.22%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Expense Examples
(continued)

Stock Index Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,084.26
Expenses incurred during the period* $0.45
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.77
Expenses incurred during the period* $0.44
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.09%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
International Equity Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,039.76
Expenses incurred during the period* $3.09
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,022.18
Expenses incurred during the period* $3.06
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.60%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Core Bond Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,034.80
Expenses incurred during the period* $1.80
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,023.43
Expenses incurred during the period* $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.35%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
Money Market Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,026.34
Expenses incurred during the period* $0.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.45
Expenses incurred during the period* $0.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.15%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

Balanced Fund
Actual performance
Beginning account value $1,000.00
Ending account value $1,056.90
Expenses incurred during the period* $0.53
Effective expenses incurred during the period
†
$2.65
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,024.69
Expenses incurred during the period* $0.52
Effective expenses incurred during the period
†
$2.60
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Fund's annualized six-month expense ratio for that period was 0.10%.
The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratio for that period was 0.51%.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Life Funds and Shareholders of TIAA-CREF Life Growth Equity Fund, TIAA-CREF Life
Growth & Income Fund, TIAA-CREF Life Large-Cap Value Fund, TIAA-CREF Life Real Estate Securities Fund, TIAA-CREF Life Small-
Cap Equity Fund, TIAA-CREF Life Social Choice Equity Fund, TIAA-CREF Life Stock Index Fund, TIAA-CREF Life International Equity
Fund, TIAA-CREF Life Core Bond Fund, TIAA-CREF Life Money Market Fund and TIAA-CREF Life Balanced Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF
Life Growth Equity Fund, TIAA-CREF Life Growth & Income Fund, TIAA-CREF Life Large-Cap Value Fund, TIAA-CREF Life Real Estate
Securities Fund, TIAA-CREF Life Small-Cap Equity Fund, TIAA-CREF Life Social Choice Equity Fund, TIAA-CREF Life Stock Index Fund,
TIAA-CREF Life International Equity Fund, TIAA-CREF Life Core Bond Fund, TIAA-CREF Life Money Market Fund and TIAA-CREF Life
Balanced Fund (constituting TIAA-CREF Life Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
February 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments
Growth Equity Fund December 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1 .2%
7,256 (a) Tesla, Inc $ 1,802,971
TOTAL AUTOMOBILES & COMPONENTS 1,802,971
CAPITAL GOODS - 3 .3%
15,644 (a) Boeing Co 4,077,765
5,598 Honeywell International, Inc 1,173,957
TOTAL CAPITAL GOODS 5,251,722
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
18,926 Experian Group Ltd 772,092
5,588 Verisk Analytics, Inc 1,334,750
5,313 Waste Connections, Inc 793,071
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,899,913
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 12 .2%
115,073 (a) Amazon.com, Inc 17,484,192
17,842 TJX Cos, Inc 1,673,758
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,157,950
CONSUMER DURABLES & APPAREL - 1 .5%
1,539 Kering 681,620
10,568 Nike, Inc (Class B) 1,147,368
102,100 PRADA S.p.A 583,811
TOTAL CONSUMER DURABLES & APPAREL 2,412,799
CONSUMER SERVICES - 4 .9%
885 (a) Booking Holdings, Inc 3,139,290
36,408 (a) Carnival Corp 675,004
5,398 (a) Flutter Entertainment plc 958,153
14,968 Las Vegas Sands Corp 736,575
22,982 Starbucks Corp 2,206,502
TOTAL CONSUMER SERVICES 7,715,524
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
4,606 Costco Wholesale Corp 3,040,328
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,040,328
ENERGY - 0 .9%
6,024 ConocoPhillips 699,206
3,045 Pioneer Natural Resources Co 684,759
TOTAL ENERGY 1,383,965
FINANCIAL SERVICES - 5 .6%
869 (a),(b) Adyen NV 1,121,828
3,272 American Express Co 612,976
6,310 London Stock Exchange Group plc 745,915
28,685 (a) PayPal Holdings, Inc 1,761,546
17,462 Visa, Inc (Class A) 4,546,232
TOTAL FINANCIAL SERVICES 8,788,497
FOOD, BEVERAGE & TOBACCO - 1 .6%
60,659 Davide Campari-Milano NV 685,005
33,017 (a) Monster Beverage Corp 1,902,109
TOTAL FOOD, BEVERAGE & TOBACCO 2,587,114
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
2,862 (a) Align Technology, Inc 784,188

Growth Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
9,263 (a) DexCom, Inc $ 1,149,445
1,328 Essilor International S.A. 266,661
5,919 (a) Intuitive Surgical, Inc 1,996,834
6,549 UnitedHealth Group, Inc 3,447,852
5,319 (a) Veeva Systems, Inc 1,024,014
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,668,994
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
6,778 Estee Lauder Cos (Class A) 991,283
55,116 Kenvue, Inc 1,186,647
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,177,930
MATERIALS - 0 .7%
2,766 Linde plc 1,136,024
TOTAL MATERIALS 1,136,024
MEDIA & ENTERTAINMENT - 10 .7%
56,647 (a) Alphabet, Inc 7,983,262
31,267 (a) Match Group, Inc 1,141,245
21,654 (a) Meta Platforms, Inc 7,664,650
TOTAL MEDIA & ENTERTAINMENT 16,789,157
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .7%
5,790 Amgen, Inc 1,667,636
9,430 Gilead Sciences, Inc 763,924
4,648 (a) Illumina, Inc 647,188
27,786 Novo Nordisk A.S. 2,879,495
6,997 Zoetis, Inc 1,380,998
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,339,241
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .5%
14,947 Applied Materials, Inc 2,422,461
4,459 Broadcom, Inc 4,977,359
35,861 Intel Corp 1,802,015
14,942 Nvidia Corp 7,399,577
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,601,412
SOFTWARE & SERVICES - 22 .1%
7,281 (a) Atlassian Corp Ltd 1,731,859
4,429 Intuit, Inc 2,768,258
46,551 Microsoft Corp 17,505,038
5,088 (a) Palo Alto Networks, Inc 1,500,349
2,669 Roper Industries, Inc 1,455,059
14,834 (a) Salesforce, Inc 3,903,419
2,395 (a) ServiceNow, Inc 1,692,043
6,163 (a) Snowflake, Inc 1,226,437
2,159 (a) Synopsys, Inc 1,111,691
6,720 (a) Workday, Inc 1,855,123
TOTAL SOFTWARE & SERVICES 34,749,276
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .4%
52,108 Apple, Inc 10,032,353
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,032,353
TRANSPORTATION - 2 .3%
77,546 (a) Grab Holdings Ltd 261,330
54,451 (a) Uber Technologies, Inc 3,352,548
TOTAL TRANSPORTATION 3,613,878
TOTAL COMMON STOCKS 156,149,048
(Cost $83,662,275)
TOTAL LONG-TERM INVESTMENTS 156,149,048
(Cost $83,662,275)

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1 .0%
$ 1,560,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 $ 1,560,000
TOTAL REPURCHASE AGREEMENT 1,560,000
TOTAL SHORT-TERM INVESTMENTS 1,560,000
(Cost $1,560,000)
TOTAL INVESTMENTS - 100.2% 157,709,048
(Cost $85,222,275)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (240,057)
NET ASSETS - 100.0% $ 157,468,991
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,560,922 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/26, valued at $1,591,219.

Growth & Income Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1 .9%
59,747 BorgWarner, Inc $ 2,141,930
5,259 (a) Tesla, Inc 1,306,756
TOTAL AUTOMOBILES & COMPONENTS 3,448,686
BANKS - 1 .8%
66,987 Wells Fargo & Co 3,297,100
TOTAL BANKS 3,297,100
CAPITAL GOODS - 7 .7%
14,243 Dover Corp 2,190,716
10,476 Honeywell International, Inc 2,196,922
8,382 Hubbell, Inc 2,757,091
4,516 United Rentals, Inc 2,589,565
2,684 W.W. Grainger, Inc 2,224,204
17,829 Westinghouse Air Brake Technologies Corp 2,262,500
TOTAL CAPITAL GOODS 14,220,998
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .2%
51,228 (a) Amazon.com, Inc 7,783,582
10,828 Home Depot, Inc 3,752,444
15,691 Lowe's Cos, Inc 3,492,032
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 15,028,058
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
1,598 Costco Wholesale Corp 1,054,808
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,054,808
ENERGY - 4 .8%
18,352 Chevron Corp 2,737,384
12,312 EOG Resources, Inc 1,489,137
31,954 Exxon Mobil Corp 3,194,761
10,744 Valero Energy Corp 1,396,720
TOTAL ENERGY 8,818,002
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .2%
28,552 Simon Property Group, Inc 4,072,657
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,072,657
FINANCIAL SERVICES - 10 .4%
10,550 American Express Co 1,976,437
11,415 Ameriprise Financial, Inc 4,335,759
16,223 Ares Management Corp 1,929,239
67,234 Bank of New York Mellon Corp 3,499,530
8,002 Mastercard, Inc (Class A) 3,412,933
15,222 Visa, Inc (Class A) 3,963,048
TOTAL FINANCIAL SERVICES 19,116,946
HEALTH CARE EQUIPMENT & SERVICES - 9 .9%
23,616 Abbott Laboratories 2,599,413
30,495 (a) Boston Scientific Corp 1,762,916
34,481 Cardinal Health, Inc 3,475,685
11,072 Cigna Group 3,315,510
13,151 Laboratory Corp of America Holdings 2,989,091
7,582 UnitedHealth Group, Inc 3,991,696
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,134,311

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE - 5 .3%
58,782 American International Group, Inc $ 3,982,480
26,299 (a) Arch Capital Group Ltd 1,953,227
16,905 Chubb Ltd 3,820,530
TOTAL INSURANCE 9,756,237
MATERIALS - 2 .1%
27,709 Corteva, Inc 1,327,815
6,055 Linde plc 2,486,849
TOTAL MATERIALS 3,814,664
MEDIA & ENTERTAINMENT - 7 .6%
27,303 (a) Alphabet, Inc 3,847,812
30,342 (a) Alphabet, Inc (Class A) 4,238,474
16,706 (a) Meta Platforms, Inc 5,913,256
TOTAL MEDIA & ENTERTAINMENT 13,999,542
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .2%
54,303 Bristol-Myers Squibb Co 2,786,287
45,293 Merck & Co, Inc 4,937,843
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,724,130
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .2%
3,807 Broadcom, Inc 4,249,564
3,430 Lam Research Corp 2,686,582
14,229 Nvidia Corp 7,046,485
20,477 QUALCOMM, Inc 2,961,588
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 16,944,219
SOFTWARE & SERVICES - 12 .7%
40,091 Microsoft Corp 15,075,820
37,664 Oracle Corp 3,970,916
7,431 (a) Palo Alto Networks, Inc 2,191,253
4,076 (a) Synopsys, Inc 2,098,773
TOTAL SOFTWARE & SERVICES 23,336,762
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
67,139 Apple, Inc 12,926,272
7,752 (a) Arista Networks, Inc 1,825,673
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,751,945
UTILITIES - 2 .9%
30,812 Alliant Energy Corp 1,580,655
21,140 American Electric Power Co, Inc 1,716,991
32,574 NextEra Energy, Inc 1,978,545
TOTAL UTILITIES 5,276,191
TOTAL COMMON STOCKS 182,795,256
(Cost $120,917,172)
TOTAL LONG-TERM INVESTMENTS 182,795,256
(Cost $120,917,172)

Growth & Income Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .8%
$ 1,460,000 (b) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 $ 1,460,000
TOTAL REPURCHASE AGREEMENT 1,460,000
TOTAL SHORT-TERM INVESTMENTS 1,460,000
(Cost $1,460,000)
TOTAL INVESTMENTS - 100.3% 184,255,256
(Cost $122,377,172)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (537,325)
NET ASSETS - 100.0% $ 183,717,931
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,460,863 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/26, valued at $1,489,215.

Portfolio of Investments
Large-Cap Value Fund December 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
BANKS - 9 .7%
49,493 Bank of America Corp $ 1,666,429
8,862 Fifth Third Bancorp 305,650
17,985 JPMorgan Chase & Co 3,059,249
5,786 PNC Financial Services Group, Inc 895,962
37,663 Wells Fargo & Co 1,853,773
TOTAL BANKS 7,781,063
CAPITAL GOODS - 11 .0%
2,953 Allegion plc 374,116
4,520 (a) Boeing Co 1,178,183
1,108 Deere & Co 443,056
5,638 Dover Corp 867,181
4,683 Eaton Corp plc 1,127,760
6,358 Honeywell International, Inc 1,333,336
7,556 Masco Corp 506,101
2,542 Parker-Hannifin Corp 1,171,099
15,281 RTX Corp 1,285,743
2,356 Trane Technologies plc 574,629
TOTAL CAPITAL GOODS 8,861,204
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,064 (a) Veralto Corp 87,525
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 87,525
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
1,396 Home Depot, Inc 483,784
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 483,784
CONSUMER DURABLES & APPAREL - 1 .3%
145 (a) NVR, Inc 1,015,065
TOTAL CONSUMER DURABLES & APPAREL 1,015,065
CONSUMER SERVICES - 3 .1%
155 (a) Booking Holdings, Inc 549,819
5,604 Hilton Worldwide Holdings, Inc 1,020,433
3,012 McDonald's Corp 893,088
TOTAL CONSUMER SERVICES 2,463,340
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
8,420 Walmart, Inc 1,327,413
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,327,413
ENERGY - 7 .9%
7,053 Chevron Corp 1,052,025
12,745 ConocoPhillips 1,479,312
8,727 EOG Resources, Inc 1,055,531
19,475 Exxon Mobil Corp 1,947,111
6,537 Valero Energy Corp 849,810
TOTAL ENERGY 6,383,789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .6%
9,655 Prologis, Inc 1,287,011
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,287,011
FINANCIAL SERVICES - 10 .2%
6,001 American Express Co 1,124,227
5,253 (a) Berkshire Hathaway, Inc 1,873,535

Large-Cap Value Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,130 BlackRock, Inc $ 917,334
14,822 Charles Schwab Corp 1,019,754
7,994 (a) Fiserv, Inc 1,061,923
3,176 Goldman Sachs Group, Inc 1,225,205
7,778 Intercontinental Exchange, Inc 998,929
TOTAL FINANCIAL SERVICES 8,220,907
FOOD, BEVERAGE & TOBACCO - 2 .2%
9,971 Mondelez International, Inc 722,199
10,760 Philip Morris International, Inc 1,012,301
TOTAL FOOD, BEVERAGE & TOBACCO 1,734,500
HEALTH CARE EQUIPMENT & SERVICES - 7 .7%
10,946 Abbott Laboratories 1,204,826
2,934 Cigna Group 878,586
2,401 Elevance Health, Inc 1,132,216
3,731 HCA, Inc 1,009,907
10,116 Medtronic plc 833,356
2,162 UnitedHealth Group, Inc 1,138,228
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,197,119
HOUSEHOLD & PERSONAL PRODUCTS - 2 .1%
28,174 Kenvue, Inc 606,586
7,631 Procter & Gamble Co 1,118,247
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,724,833
INSURANCE - 5 .3%
18,680 American International Group, Inc 1,265,570
6,133 Chubb Ltd 1,386,058
4,676 Marsh & McLennan Cos, Inc 885,962
11,151 Metlife, Inc 737,415
TOTAL INSURANCE 4,275,005
MATERIALS - 5 .0%
3,276 Celanese Corp (Series A) 508,992
8,612 Crown Holdings, Inc 793,079
12,315 DuPont de Nemours, Inc 947,393
3,585 Linde plc 1,472,396
1,146 Reliance Steel & Aluminum Co 320,513
TOTAL MATERIALS 4,042,373
MEDIA & ENTERTAINMENT - 3 .4%
4,190 (a) Alphabet, Inc 590,497
28,223 Comcast Corp (Class A) 1,237,578
9,765 Walt Disney Co 881,682
TOTAL MEDIA & ENTERTAINMENT 2,709,757
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .7%
4,160 AbbVie, Inc 644,675
3,676 Danaher Corp 850,406
10,049 Gilead Sciences, Inc 814,070
13,237 Johnson & Johnson 2,074,767
11,299 Merck & Co, Inc 1,231,817
11,345 Sanofi (ADR) 564,187
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,179,922
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .3%
3,880 Analog Devices, Inc 770,413
5,983 Applied Materials, Inc 969,665
535 Broadcom, Inc 597,194
12,382 Intel Corp 622,195
703 Lam Research Corp 550,632
8,874 Micron Technology, Inc 757,307

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
3,508 NXP Semiconductors NV $ 805,717
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,073,123
SOFTWARE & SERVICES - 3 .3%
2,005 Accenture plc 703,575
2,150 Microsoft Corp 808,486
10,659 Oracle Corp 1,123,778
TOTAL SOFTWARE & SERVICES 2,635,839
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
18,213 Cisco Systems, Inc 920,121
7,052 TE Connectivity Ltd 990,806
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,910,927
TELECOMMUNICATION SERVICES - 1 .3%
6,414 T-Mobile US, Inc 1,028,357
TOTAL TELECOMMUNICATION SERVICES 1,028,357
TRANSPORTATION - 3 .0%
15,994 (a),(b),(c) AMR Corporation 160
18,246 CSX Corp 632,589
4,790 Union Pacific Corp 1,176,520
3,877 United Parcel Service, Inc (Class B) 609,580
TOTAL TRANSPORTATION 2,418,849
UTILITIES - 3 .0%
8,200 Ameren Corp 593,188
7,704 American Electric Power Co, Inc 625,719
12,799 Dominion Energy, Inc 601,553
9,558 NextEra Energy, Inc 580,553
TOTAL UTILITIES 2,401,013
TOTAL COMMON STOCKS 80,242,718
(Cost $52,297,514)
TOTAL LONG-TERM INVESTMENTS 80,242,718
(Cost $52,297,514)
TOTAL INVESTMENTS - 99.8% 80,242,718
(Cost $52,297,514)
OTHER ASSETS & LIABILITIES, NET - 0.2% 162,649
NET ASSETS - 100.0% $ 80,405,367
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy

Real Estate Securities Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
DATA CENTER REITS - 10 .0%
21,300 Digital Realty Trust, Inc $ 2,866,554
5,150 Equinix, Inc 4,147,759
TOTAL DATA CENTER REITS 7,014,313
HEALTH CARE REITS - 7 .3%
37,000 Healthpeak Properties, Inc 732,600
28,700 Ventas, Inc 1,430,408
32,800 Welltower, Inc 2,957,576
TOTAL HEALTH CARE REITS 5,120,584
HOTEL & RESORT REITS - 2 .7%
59,500 Host Marriott Corp 1,158,465
7,000 Ryman Hospitality Properties, Inc 770,420
TOTAL HOTEL & RESORT REITS 1,928,885
INDUSTRIAL REITS - 19 .8%
4,600 EastGroup Properties, Inc 844,284
67,900 Prologis, Inc 9,051,070
43,700 Rexford Industrial Realty, Inc 2,451,570
25,400 Terreno Realty Corp 1,591,818
TOTAL INDUSTRIAL REITS 13,938,742
MULTI-FAMILY RESIDENTIAL REITS - 8 .7%
14,600 AvalonBay Communities, Inc 2,733,412
18,400 Equity Residential 1,125,344
4,600 Essex Property Trust, Inc 1,140,524
8,600 Mid-America Apartment Communities, Inc 1,156,356
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,155,636
OFFICE REITS - 2 .9%
7,000 Alexandria Real Estate Equities, Inc 887,390
8,700 Boston Properties, Inc 610,479
3,500 SL Green Realty Corp 158,095
13,000 Vornado Realty Trust 367,250
TOTAL OFFICE REITS 2,023,214
OTHER SPECIALIZED REITS - 5 .0%
23,000 Gaming and Leisure Properties, Inc 1,135,050
75,800 VICI Properties, Inc 2,416,504
TOTAL OTHER SPECIALIZED REITS 3,551,554
RETAIL REITS - 17 .1%
9,700 Agree Realty Corp 610,615
48,600 Brixmor Property Group, Inc 1,130,922
73,800 Kimco Realty Corp 1,572,678
46,000 Kite Realty Group Trust 1,051,560
31,100 Realty Income Corp 1,785,762
26,500 Regency Centers Corp 1,775,500
28,800 Simon Property Group, Inc 4,108,032
TOTAL RETAIL REITS 12,035,069
SELF STORAGE REITS - 4 .7%
7,500 Extra Space Storage, Inc 1,202,475
6,900 Public Storage, Inc 2,104,500
TOTAL SELF STORAGE REITS 3,306,975

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 8 .4%
50,600 American Homes 4 Rent $ 1,819,576
26,500 Equity Lifestyle Properties, Inc 1,869,310
10,000 Invitation Homes, Inc 341,100
13,900 Sun Communities, Inc 1,857,735
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 5,887,721
TELECOM TOWER REITS - 11 .0%
22,400 American Tower Corp 4,835,712
15,500 Crown Castle, Inc 1,785,445
4,600 SBA Communications Corp 1,166,974
TOTAL TELECOM TOWER REITS 7,788,131
TIMBER REITS - 1 .8%
35,600 Weyerhaeuser Co 1,237,812
TOTAL TIMBER REITS 1,237,812
TOTAL COMMON STOCKS 69,988,636
(Cost $44,237,986)
TOTAL LONG-TERM INVESTMENTS 69,988,636
(Cost $44,237,986)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0 .5%
$ 360,000 (a) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 360,000
TOTAL REPURCHASE AGREEMENT 360,000
TOTAL SHORT-TERM INVESTMENTS 360,000
(Cost $360,000)
TOTAL INVESTMENTS - 99.9% 70,348,636
(Cost $44,597,986)
OTHER ASSETS & LIABILITIES, NET - 0.1% 104,621
NET ASSETS - 100.0% $ 70,453,257
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $360,213 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $367,228.

Small-Cap Equity Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1 .5%
7,057 (a) Adient plc $ 256,592
3,591 (a) Fox Factory Holding Corp 242,321
3,494 (a) Gentherm, Inc 182,946
4,780 (a) Modine Manufacturing Co 285,366
TOTAL AUTOMOBILES & COMPONENTS 967,225
BANKS - 10 .0%
5,483 Ameris Bancorp 290,873
4,901 (a) Axos Financial, Inc 267,595
1,335 (a) Bancorp, Inc 51,478
6,111 Bank of NT Butterfield & Son Ltd 195,613
3,365 Banner Corp 180,229
11,361 Brookline Bancorp, Inc 123,949
3,485 Cadence Bank 103,121
4,778 Cathay General Bancorp 212,955
3,242 Central Pacific Financial Corp 63,803
5,186 Columbia Banking System, Inc 138,362
4,430 ConnectOne Bancorp, Inc 101,491
6,306 (a) Customers Bancorp, Inc 363,352
9,787 CVB Financial Corp 197,600
5,213 Eagle Bancorp, Inc 157,120
3,266 Enterprise Financial Services Corp 145,827
3,623 First Busey Corp 89,923
2,689 First Financial Bancorp 63,864
2,038 First Financial Corp 87,695
4,211 First Merchants Corp 156,144
3,352 Heartland Financial USA, Inc 126,069
6,964 Heritage Commerce Corp 69,083
4,963 Horizon Bancorp, Inc 71,021
1,704 Independent Bank Corp 44,338
3,347 International Bancshares Corp 181,809
4,512 Lakeland Bancorp, Inc 66,732
3,063 (a) Metropolitan Bank Holding Corp 169,629
3,767 National Bank Holdings Corp 140,095
6,525 OceanFirst Financial Corp 113,274
9,462 OFG Bancorp 354,636
9,219 Pacific Premier Bancorp, Inc 268,365
1,246 Preferred Bank 91,020
1,228 QCR Holdings, Inc 71,703
4,736 Renasant Corp 159,508
4,810 Towne Bank 143,146
3,482 UMB Financial Corp 290,921
8,519 United Bankshares, Inc 319,888
7,124 United Community Banks, Inc 208,448
6,998 Veritex Holdings, Inc 162,843
3,653 Washington Federal, Inc 120,403
3,893 WesBanco, Inc 122,123
3,498 Westamerica Bancorporation 197,322
1,384 WSFS Financial Corp 63,567
TOTAL BANKS 6,546,937
CAPITAL GOODS - 13 .6%
520 (a) Aerovironment, Inc 65,541
2,473 Albany International Corp (Class A) 242,898
9,297 (a) API Group Corp 321,676
1,620 Apogee Enterprises, Inc 86,524
2,073 Applied Industrial Technologies, Inc 357,986

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,190 Arcosa, Inc $ 263,622
1,103 (a) Atkore, Inc 176,480
4,597 Barnes Group, Inc 150,000
1,129 (a) Beacon Roofing Supply, Inc 98,246
5,663 (a) Blue Bird Corp 152,675
3,211 Comfort Systems USA, Inc 660,406
4,594 (a) Construction Partners, Inc 199,931
1,229 CSW Industrials, Inc 254,907
5,660 Enerpac Tool Group Corp 175,969
2,091 EnerSys 211,107
1,334 EnPro Industries, Inc 209,091
962 ESCO Technologies, Inc 112,583
3,345 Federal Signal Corp 256,695
5,172 (a) Fluence Energy, Inc 123,352
7,480 (a) Fluor Corp 292,992
1,963 FTAI Aviation Ltd 91,083
2,984 (a) Gibraltar Industries, Inc 235,676
1,844 (a) GMS, Inc 152,001
3,378 H&E Equipment Services, Inc 176,737
12,659 (a) Janus International Group, Inc 165,200
1,079 Lindsay Corp 139,364
2,009 McGrath RentCorp 240,317
1,033 Moog, Inc (Class A) 149,558
10,524 (a) NOW, Inc 119,132
4,237 (a) Parsons Corp 265,702
6,313 (a) PGT Innovations, Inc 256,939
1,668 Powell Industries, Inc 147,451
5,643 Rush Enterprises, Inc (Class A) 283,843
13,137 (a) Shoals Technologies Group, Inc 204,149
2,258 Simpson Manufacturing Co, Inc 447,039
3,002 (a) SPX Technologies, Inc 303,232
2,041 Tennant Co 189,180
2,126 (a) Titan Machinery, Inc 61,399
11,935 (a) Triumph Group, Inc 197,882
1,562 UFP Industries, Inc 196,109
4,816 Wabash National Corp 123,386
1,629 Watts Water Technologies, Inc (Class A) 339,386
1,399 Zurn Elkay Water Solutions Corp 41,145
TOTAL CAPITAL GOODS 8,938,591
COMMERCIAL & PROFESSIONAL SERVICES - 3 .5%
2,821 (a) CBIZ, Inc 176,566
5,771 (a) CoreCivic, Inc 83,853
10,382 (a) ExlService Holdings, Inc 320,285
2,423 Exponent, Inc 213,321
1,627 (a) Franklin Covey Co 70,823
11,302 Healthcare Services Group 117,202
2,355 Heidrick & Struggles International, Inc 69,543
5,329 Herman Miller, Inc 142,178
2,182 (a) Huron Consulting Group, Inc 224,310
949 ICF International, Inc 127,251
14,673 (a) Legalzoom.com, Inc 165,805
3,710 (a) Montrose Environmental Group, Inc 119,202
354 (a) NV5 Global, Inc 39,336
1,021 (a) TriNet Group, Inc 121,428
13,230 (a) Upwork, Inc 196,730
5,771 (a) Verra Mobility Corp 132,906
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,320,739
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .3%
5,496 (a) Abercrombie & Fitch Co (Class A) 484,857
4,309 Build-A-Bear Workshop, Inc 99,064
14,470 (a) CarParts.com, Inc 45,725

Small-Cap Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
7,362 (a) National Vision Holdings, Inc $ 154,087
5,889 Rent-A-Center, Inc 200,049
1,117 Signet Jewelers Ltd 119,809
6,272 (a) Urban Outfitters, Inc 223,848
13,721 (a) Warby Parker, Inc 193,466
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,520,905
CONSUMER DURABLES & APPAREL - 1 .4%
2,081 (a) Dream Finders Homes, Inc 73,938
1,751 Installed Building Products, Inc 320,118
3,828 (a) Lovesac Co 97,805
2,107 (a) M/I Homes, Inc 290,218
2,686 (a) Taylor Morrison Home Corp 143,298
TOTAL CONSUMER DURABLES & APPAREL 925,377
CONSUMER SERVICES - 4 .1%
244 (a) Biglari Holdings, Inc (B Shares) 40,243
1,740 (a) Brinker International, Inc 75,133
1,410 Carriage Services, Inc 35,264
10,544 (a) Coursera, Inc 204,237
1,926 (a) Duolingo, Inc 436,913
10,401 (a) Everi Holdings, Inc 117,219
5,807 (a) Frontdoor, Inc 204,523
9,199 International Game Technology plc 252,145
570 (a) Kura Sushi USA, Inc 43,320
15,163 Laureate Education, Inc 207,885
660 Monarch Casino & Resort, Inc 45,639
9,686 (a) OneSpaWorld Holdings Ltd 136,573
4,358 Perdoceo Education Corp 76,526
7,630 (a) Portillo's, Inc 121,546
18,187 (a) Rover Group, Inc 197,875
1,246 Strategic Education, Inc 115,093
3,785 (a) Stride, Inc 224,715
1,041 Texas Roadhouse, Inc (Class A) 127,241
TOTAL CONSUMER SERVICES 2,662,090
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
2,015 Andersons, Inc 115,943
4,391 (a) Chefs' Warehouse, Inc 129,227
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 245,170
ENERGY - 5 .9%
3,540 Ardmore Shipping Corp 49,879
7,322 California Resources Corp 400,367
1,398 Chord Energy Corp 232,390
4,867 CVR Energy, Inc 147,470
7,329 Delek US Holdings, Inc 189,088
11,176 (a) Diamond Offshore Drilling, Inc 145,288
6,910 (a) Expro Group Holdings NV 110,007
53 Exxon Mobil Corp 5,299
9,180 Golar LNG Ltd 211,048
17,394 (a) Helix Energy Solutions Group, Inc 178,810
11,084 Liberty Energy, Inc 201,064
11,179 Magnolia Oil & Gas Corp 238,001
10,617 Murphy Oil Corp 452,921
2,621 (a) Oceaneering International, Inc 55,775
9,356 (a) Par Pacific Holdings, Inc 340,278
4,711 (a) Seadrill Ltd 222,736
13,211 Select Water Solutions, Inc 100,272
1,170 SM Energy Co 45,302
3,301 Teekay Tankers Ltd 164,951
5,447 Vitesse Energy, Inc 119,235

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,922 (a) Weatherford International plc $ 285,859
TOTAL ENERGY 3,896,040
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .4%
6,910 American Assets Trust, Inc 155,544
13,933 Apple Hospitality REIT, Inc 231,427
13,892 Broadstone Net Lease, Inc 239,220
10,757 Douglas Emmett, Inc 155,977
18,098 Empire State Realty Trust, Inc 175,370
8,520 Essential Properties Realty Trust, Inc 217,771
3,065 Four Corners Property Trust, Inc 77,545
22,849 Hudson Pacific Properties, Inc 212,724
9,328 Independence Realty Trust, Inc 142,718
8,009 JBG SMITH Properties 136,233
9,703 Kite Realty Group Trust 221,811
20,753 Lexington Realty Trust 205,870
5,582 Macerich Co 86,130
9,501 Mack-Cali Realty Corp 149,451
16,194 Paramount Group, Inc 83,723
7,987 Phillips Edison & Co, Inc 291,366
19,084 Piedmont Office Realty Trust, Inc 135,687
18,088 RLJ Lodging Trust 211,991
3,533 (b) Ryman Hospitality Properties, Inc 388,842
14,882 Summit Hotel Properties, Inc 100,007
18,717 Sunstone Hotel Investors, Inc 200,833
10,787 Tanger Factory Outlet Centers, Inc 299,016
5,683 Urban Edge Properties 103,999
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,223,255
FINANCIAL SERVICES - 5 .9%
4,459 A-Mark Precious Metals, Inc 134,885
6,674 Apollo Commercial Real Estate Finance, Inc 78,353
5,755 Artisan Partners Asset Management, Inc 254,256
42,167 BGC Group, Inc 304,446
3,891 Enact Holdings, Inc 112,411
2,115 (a) Enova International, Inc 117,086
6,373 Essent Group Ltd 336,112
9,582 (a) Flywire Corp 221,823
10,352 (a) Green Dot Corp 102,485
8,627 Hannon Armstrong Sustainable Infrastructure Capital, Inc 237,933
1,720 (a) LendingTree, Inc 52,150
14,304 MFA Financial, Inc 161,206
5,734 Navient Corp 106,767
8,610 (a) NMI Holdings, Inc 255,545
33,094 (a) Payoneer Global, Inc 172,420
9,292 Radian Group, Inc 265,287
4,707 (a) Remitly Global, Inc 91,410
15,309 (a) Repay Holdings Corp 130,739
20,728 (a) StoneCo Ltd 373,726
4,208 Victory Capital Holdings, Inc 144,923
973 Virtus Investment Partners, Inc 235,232
TOTAL FINANCIAL SERVICES 3,889,195
FOOD, BEVERAGE & TOBACCO - 1 .6%
2,503 Calavo Growers, Inc 73,613
3,504 Cal-Maine Foods, Inc 201,094
277 Coca-Cola Consolidated Inc 257,167
324 Lancaster Colony Corp 53,910
2,473 (a) National Beverage Corp 122,958
13,722 Primo Water Corp 206,516
7,361 (a) Sovos Brands, Inc 162,163
TOTAL FOOD, BEVERAGE & TOBACCO 1,077,421

Small-Cap Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4 .8%
12,105 (a) Alphatec Holdings, Inc $ 182,907
6,030 (a) Angiodynamics, Inc 47,275
4,768 (a) AtriCure, Inc 170,170
7,607 (a) Guardant Health, Inc 205,769
7,963 (a) Health Catalyst, Inc 73,737
2,738 HealthStream, Inc 74,008
24,005 (a) Hims & Hers Health, Inc 213,645
3,749 (a) Inari Medical, Inc 243,385
5,918 (a) Inmode Ltd 131,616
1,424 (a) Integer Holdings Corp 141,090
4,424 (a) Lantheus Holdings, Inc 274,288
4,466 (a) LivaNova plc 231,071
10,169 (a) Option Care Health, Inc 342,594
7,662 (a) Owens & Minor, Inc 147,647
6,072 (a) Progyny, Inc 225,757
4,976 (a) RxSight, Inc 200,632
6,802 Select Medical Holdings Corp 159,847
22 (a) Shockwave Medical, Inc 4,192
4,868 (a) Zimvie, Inc 86,407
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,156,037
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
8,734 (a) BellRing Brands, Inc 484,126
4,512 (a) elf Beauty, Inc 651,262
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,135,388
INSURANCE - 1 .5%
2,034 American Equity Investment Life Holding Co 113,497
6,445 (a) BRP Group, Inc 154,809
2,525 Employers Holdings, Inc 99,485
3,003 F&G Annuities & Life, Inc 138,138
2,189 (a) Goosehead Insurance, Inc 165,926
991 (a) Palomar Holdings, Inc 55,000
2,468 Selective Insurance Group, Inc 245,517
TOTAL INSURANCE 972,372
MATERIALS - 4 .4%
5,642 (a) Allegheny Technologies, Inc 256,542
1,973 Carpenter Technology Corp 139,688
49,368 (a) Coeur Mining, Inc 160,940
6,624 Commercial Metals Co 331,465
8,392 (a) Constellium SE 167,504
1,774 Innospec, Inc 218,628
3,857 (a) Knife River Corp 255,256
1,739 Materion Corp 226,296
3,350 Minerals Technologies, Inc 238,888
3,273 (a) O-I Glass, Inc 53,612
2,108 Olympic Steel, Inc 140,604
6,130 Orion S.A. 169,985
14,883 (a) Rayonier Advanced Materials, Inc 60,276
5,044 Ryerson Holding Corp 174,926
7,622 (a) Summit Materials, Inc 293,142
TOTAL MATERIALS 2,887,752
MEDIA & ENTERTAINMENT - 2 .3%
2,322 (a) Atlanta Braves Holdings, Inc 91,905
10,659 (a) Cardlytics, Inc 98,169
4,879 (a) Cars.com, Inc 92,555
16,349 (a) Eventbrite, Inc 136,678
7,430 (a) IMAX Corp 111,599
10,462 (a) Integral Ad Science Holding Corp 150,548
4,319 John Wiley & Sons, Inc (Class A) 137,085
16,548 (a) Lions Gate Entertainment Corp (Class B) 168,624

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
5,951 (a) PubMatic, Inc $ 97,061
2,459 Shutterstock, Inc 118,720
9,700 (a) Vimeo, Inc 38,024
5,574 (a) Yelp, Inc 263,873
TOTAL MEDIA & ENTERTAINMENT 1,504,841
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .6%
38,810 (a) ADMA Biologics, Inc 175,421
9,908 (a) Alkermes plc 274,848
12,700 (a) Amicus Therapeutics, Inc 180,213
2,061 (a) Amphastar Pharmaceuticals, Inc 127,473
6,213 (a) Amylyx Pharmaceuticals, Inc 91,455
2,277 (a) ANI Pharmaceuticals, Inc 125,554
32,752 (a) Ardelyx, Inc 203,062
4,426 (a) Arvinas, Inc 182,174
17,012 (a) Aurinia Pharmaceuticals, Inc 152,938
27,062 (a) BioCryst Pharmaceuticals, Inc 162,101
1,943 (a) Blueprint Medicines Corp 179,222
14,760 (a) Codexis, Inc 45,018
14,910 (a),(c) Coherus Biosciences, Inc 49,650
9,215 (a) Deciphera Pharmaceuticals, Inc 148,638
11,483 (a) Dynavax Technologies Corp 160,532
8,983 (a) Editas Medicine, Inc 90,998
10,134 (a) Evolus, Inc 106,711
7,468 (a) Halozyme Therapeutics, Inc 276,017
4,403 (a) Harmony Biosciences Holdings, Inc 142,217
14,541 (a) Immunogen, Inc 431,141
1,346 (a) Immunovant, Inc 56,707
2,844 (a) Intra-Cellular Therapies, Inc 203,687
6,097 (a) Iovance Biotherapeutics, Inc 49,569
13,986 (a) Ironwood Pharmaceuticals, Inc 160,000
7,332 (a) Kiniksa Pharmaceuticals Ltd 128,603
9,121 (a) MacroGenics, Inc 87,744
5,113 (a) Mirum Pharmaceuticals, Inc 150,936
6,007 (a) Myriad Genetics, Inc 114,974
7,150 (a) NGM Biopharmaceuticals, Inc 6,142
9,405 (a) Nurix Therapeutics, Inc 97,060
17,598 (a) Ocular Therapeutix, Inc 78,487
3,025 Phibro Animal Health Corp 35,030
2,567 (a) Protagonist Therapeutics, Inc 58,861
6,164 (a) Quanterix Corp 168,524
4,410 (a) Revance Therapeutics, Inc 38,764
43,577 (a) Rigel Pharmaceuticals, Inc 63,187
4,701 (a) Syndax Pharmaceuticals, Inc 101,589
7,734 (a) TG Therapeutics, Inc 132,097
6,873 (a) Travere Therapeutics, Inc 61,788
6,842 (a) Veracyte, Inc 188,223
5,143 (a) Vericel Corp 183,142
275 (a) Vertex Pharmaceuticals, Inc 111,895
6,105 (a) Verve Therapeutics, Inc 85,104
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,667,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .0%
1,888 (a) Axcelis Technologies, Inc 244,855
8,961 (a) Credo Technology Group Holding Ltd 174,471
892 (a) Diodes, Inc 71,824
2,593 Kulicke & Soffa Industries, Inc 141,889
7,672 (a) MaxLinear, Inc 182,363
9,746 (a) Navitas Semiconductor Corp 78,650
4,377 (a) PDF Solutions, Inc 140,677
9,485 (a) Photronics, Inc 297,544
6,303 (a) Rambus, Inc 430,180

Small-Cap Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
5,997 (a) Veeco Instruments, Inc $ 186,087
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,948,540
SOFTWARE & SERVICES - 6 .6%
580 (a) Agilysys, Inc 49,195
2,833 (a) Alkami Technology, Inc 68,700
6,988 (a) Asana, Inc 132,842
3,013 (a) Blackbaud, Inc 261,227
1,900 (a) Brightcove, Inc 4,921
6,252 Clear Secure, Inc 129,104
3,455 (a) Commvault Systems, Inc 275,882
6,082 (a) EngageSmart, Inc 139,278
5,112 (a) Everbridge, Inc 124,273
6,082 (a) Fastly, Inc 108,259
12,936 (a) Freshworks, Inc 303,867
3,759 (a) Intapp, Inc 142,917
6,567 (a) LiveRamp Holdings, Inc 248,758
5,007 (a) Model N, Inc 134,838
18,579 (a) Olo, Inc 106,272
1,182 Progress Software Corp 64,183
4,727 (a) Q2 Holdings, Inc 205,199
1,778 (a) Qualys, Inc 348,986
4,516 (a) Rapid7, Inc 257,864
11,346 (a) Sprinklr, Inc 136,606
2,349 (a) Sprout Social, Inc 144,322
3,482 (a) Squarespace, Inc 114,941
5,722 (a) Tenable Holdings, Inc 263,555
7,111 (a) Varonis Systems, Inc 321,986
3,920 (a) Verint Systems, Inc 105,958
13,034 (a) Zuora, Inc 122,520
TOTAL SOFTWARE & SERVICES 4,316,453
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .7%
695 Belden CDT, Inc 53,689
7,709 (a) Extreme Networks, Inc 135,987
1,225 (a) Fabrinet 233,154
34,872 (a) Infinera Corp 165,642
1,046 (a) OSI Systems, Inc 134,986
7,950 (a) Sanmina Corp 408,391
2,190 (a) Scansource, Inc 86,746
2,465 (a) Super Micro Computer, Inc 700,701
10,653 Vishay Intertechnology, Inc 255,352
886 (a) Vishay Precision Group, Inc 30,186
11,032 Xerox Holdings Corp 202,217
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,407,051
TELECOMMUNICATION SERVICES - 0 .9%
6,567 (a) Bandwidth, Inc 95,024
5,823 (a) EchoStar Corp (Class A) 96,487
40,484 (a),(c) Globalstar, Inc 78,539
2,285 Iridium Communications, Inc 94,051
10,325 Telephone and Data Systems, Inc 189,464
TOTAL TELECOMMUNICATION SERVICES 553,565
TRANSPORTATION - 1 .9%
1,901 ArcBest Corp 228,519
9,696 Costamare, Inc 100,935
2,683 Forward Air Corp 168,680
10,649 (a) Hawaiian Holdings, Inc 151,216
882 (a) Hub Group, Inc (Class A) 81,091
2,395 (a) RXO, Inc 55,708
190 (a) Saia, Inc 83,262
5,259 (a) Skywest, Inc 274,520

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
5,810 (a) Sun Country Airlines Holdings, Inc $ 91,391
TOTAL TRANSPORTATION 1,235,322
UTILITIES - 2 .7%
4,189 Allete, Inc 256,199
6,133 Avista Corp 219,193
4,863 Black Hills Corp 262,359
5,832 Brookfield Infrastructure Corp 205,753
4,256 Northwest Natural Holding Co 165,729
3,340 ONE Gas, Inc 212,825
3,345 Otter Tail Corp 284,225
1,582 Portland General Electric Co 68,564
1,653 Unitil Corp 86,898
TOTAL UTILITIES 1,761,745
TOTAL COMMON STOCKS 64,759,507
(Cost $51,976,973)
TOTAL LONG-TERM INVESTMENTS 64,759,507
(Cost $51,976,973)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.3%
REPURCHASE AGREEMENT - 1 .3%
$ 860,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 860,000
TOTAL REPURCHASE AGREEMENT 860,000
TOTAL SHORT-TERM INVESTMENTS 860,000
(Cost $860,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
51,786 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 51,786
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 51,786
(Cost $51,785)
TOTAL INVESTMENTS - 100.1% 65,671,293
(Cost $52,888,758)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (96,738)
NET ASSETS - 100.0% $ 65,574,555
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $126,904.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $860,508 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/26, valued at $877,294.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 8 03/15/24  $ 817,885 $ 819,080 $ 1,195

Social Choice Equity Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 2 .3%
2,638 (a) American Axle & Manufacturing Holdings, Inc $ 23,241
1,600 (a) Aptiv plc 143,552
1,071 (a) Modine Manufacturing Co 63,939
4,199 (a) Rivian Automotive, Inc 98,508
6,939 (a) Tesla, Inc 1,724,203
TOTAL AUTOMOBILES & COMPONENTS 2,053,443
BANKS - 2 .9%
277 (a) Bancorp, Inc 10,681
686 Bank OZK 34,183
46 Banner Corp 2,464
618 Berkshire Hills Bancorp, Inc 15,345
54 Camden National Corp 2,032
12,022 Citigroup, Inc 618,412
6 Commerce Bancshares, Inc 336
22 Community Trust Bancorp, Inc 965
593 (a) Customers Bancorp, Inc 34,169
136 First Busey Corp 3,375
16 FNB Corp 220
17 Hancock Whitney Corp 826
108 Heritage Financial Corp 2,310
3,996 Huntington Bancshares, Inc 50,829
5,470 JPMorgan Chase & Co 930,447
333 National Bank Holdings Corp 12,384
5 NBT Bancorp, Inc 210
145 Old National Bancorp 2,449
2,976 PNC Financial Services Group, Inc 460,834
9,886 Regions Financial Corp 191,591
49 Trico Bancshares 2,106
4,527 Truist Financial Corp 167,137
29 UMB Financial Corp 2,423
182 Univest Financial Corp 4,009
49 Westamerica Bancorporation 2,764
TOTAL BANKS 2,552,501
CAPITAL GOODS - 6 .7%
4,098 3M Co 447,993
17 Acuity Brands, Inc 3,482
1,254 (a) Axon Enterprise, Inc 323,946
155 Boise Cascade Co 20,051
8,921 Carrier Global Corp 512,511
2,475 Caterpillar, Inc 731,783
509 Cummins, Inc 121,941
812 Curtiss-Wright Corp 180,906
1,534 Deere & Co 613,401
2,570 Eaton Corp plc 618,907
18 EMCOR Group, Inc 3,878
683 Emerson Electric Co 66,476
1,724 Fastenal Co 111,664
1,435 Fortive Corp 105,659
1,445 (a) Great Lakes Dredge & Dock Corp 11,098
1,798 Hexcel Corp 132,603
27 IDEX Corp 5,862
2,237 Illinois Tool Works, Inc 585,960
3,478 Johnson Controls International plc 200,472
2,718 (a) Kratos Defense & Security Solutions, Inc 55,148
480 (a) Manitowoc Co, Inc 8,011
1,060 (a) Mercury Computer Systems, Inc 38,764
387 Moog, Inc (Class A) 56,030

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
CAPITAL GOODS—continued
147 (a) MYR Group, Inc $ 21,261
75 Owens Corning, Inc 11,117
583 (a) Proto Labs, Inc 22,714
314 Quanta Services, Inc 67,761
550 Rockwell Automation, Inc 170,764
78 Rush Enterprises, Inc (Class A) 3,923
1,000 Trane Technologies plc 243,900
1,538 (a) Triumph Group, Inc 25,500
438 United Rentals, Inc 251,158
267 (a) V2X, Inc 12,399
192 W.W. Grainger, Inc 159,109
529 Xylem, Inc 60,496
TOTAL CAPITAL GOODS 6,006,648
COMMERCIAL & PROFESSIONAL SERVICES - 2 .3%
205 ACCO Brands Corp 1,246
557 (a) ASGN, Inc 53,567
2,551 Automatic Data Processing, Inc 594,306
9,758 (a) Copart, Inc 478,142
231 CSG Systems International, Inc 12,292
1,970 (a) ExlService Holdings, Inc 60,774
527 (a) FTI Consulting, Inc 104,952
47 Heidrick & Struggles International, Inc 1,388
478 Kelly Services, Inc (Class A) 10,334
554 (a) Liquidity Services, Inc 9,534
2,031 (a) OPENLANE, Inc 30,079
624 Robert Half International, Inc 54,862
207 (a),(b) Sterling Check Corp 2,881
1,698 TransUnion 116,670
33 (a) TriNet Group, Inc 3,925
945 (a) Veralto Corp 77,736
203 Verisk Analytics, Inc 48,489
2,109 Waste Management, Inc 377,722
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,038,899
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .4%
117 (a) 1-800-FLOWERS.COM, Inc (Class A) 1,261
6 (a) Autozone, Inc 15,514
248 (a) Children's Place, Inc 5,759
6,888 eBay, Inc 300,455
84 (a) Five Below, Inc 17,905
316 (a) Genesco, Inc 11,126
3,139 Home Depot, Inc 1,087,820
2,980 Lowe's Cos, Inc 663,199
431 (a) MarineMax, Inc 16,766
535 Pool Corp 213,310
428 Shoe Carnival, Inc 12,930
6,520 TJX Cos, Inc 611,641
221 Tractor Supply Co 47,522
15 Winmark Corp 6,263
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,011,471
CONSUMER DURABLES & APPAREL - 1 .1%
342 (a) Crocs, Inc 31,946
127 (a) Deckers Outdoor Corp 84,891
739 (a) GoPro, Inc 2,564
571 (a) Green Brick Partners, Inc 29,658
13 Hasbro, Inc 664
325 (a) iRobot Corp 12,578
1,045 (a) Lululemon Athletica, Inc 534,298
23 (a) NVR, Inc 161,010
510 Pulte Homes, Inc 52,642
1,910 (a) Sonos, Inc 32,737
TOTAL CONSUMER DURABLES & APPAREL 942,988

Social Choice Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
CONSUMER SERVICES - 3 .3%
259 ADT, Inc $ 1,766
191 (a) Booking Holdings, Inc 677,519
473 (a) Bright Horizons Family Solutions, Inc 44,576
356 Carriage Services, Inc 8,904
751 (a) Dave & Buster's Entertainment, Inc 40,441
2,930 Hilton Worldwide Holdings, Inc 533,524
2,606 McDonald's Corp 772,705
384 (a) Planet Fitness, Inc 28,032
35 (a) Shake Shack, Inc 2,594
215 (a) Six Flags Entertainment Corp 5,392
6,246 Starbucks Corp 599,678
216 Vail Resorts, Inc 46,110
271 Wingstop, Inc 69,533
825 Yum! Brands, Inc 107,795
TOTAL CONSUMER SERVICES 2,938,569
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
2,490 (a) BJ's Wholesale Club Holdings, Inc 165,983
1,150 (a) Performance Food Group Co 79,523
537 Pricesmart, Inc 40,694
780 SpartanNash Co 17,901
2,186 (a) Sprouts Farmers Market, Inc 105,168
3,059 Target Corp 435,663
1,290 (a) United Natural Foods, Inc 20,937
3,617 (a) US Foods Holding Corp 164,248
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,030,117
ENERGY - 4 .3%
3,698 Antero Midstream Corp 46,336
3,091 Baker Hughes Co 105,650
49 ChampionX Corp 1,431
1,762 Cheniere Energy, Inc 300,791
5,245 Chevron Corp 782,344
2,479 (a) Clean Energy Fuels Corp 9,495
5,838 ConocoPhillips 677,617
59 Delek US Holdings, Inc 1,522
355 (a) DMC Global, Inc 6,681
557 (a) Dril-Quip, Inc 12,961
3,055 EQT Corp 118,106
1,399 Hess Corp 201,680
13,760 Kinder Morgan, Inc 242,727
9,612 (a) Kosmos Energy Ltd 64,497
4,676 NOV, Inc 94,829
155 (a) Oceaneering International, Inc 3,299
277 ONEOK, Inc 19,451
495 Phillips 66 65,904
1,181 Pioneer Natural Resources Co 265,583
6,540 Schlumberger Ltd 340,342
2,566 TechnipFMC plc 51,679
2,258 Valero Energy Corp 293,540
839 (a) Weatherford International plc 82,079
TOTAL ENERGY 3,788,544
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
2,750 American Tower Corp 593,670
705 Brixmor Property Group, Inc 16,405
4,361 DiamondRock Hospitality Co 40,950
905 Digital Realty Trust, Inc 121,795
675 Equinix, Inc 543,638
456 First Industrial Realty Trust, Inc 24,018
63 Kilroy Realty Corp 2,510
2,249 Macerich Co 34,702
3,599 Park Hotels & Resorts, Inc 55,065
99 PotlatchDeltic Corp 4,861

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
4,654 (c) Prologis, Inc $ 620,378
2,571 Welltower, Inc 231,827
3,453 Weyerhaeuser Co 120,061
765 Xenia Hotels & Resorts, Inc 10,419
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,420,299
FINANCIAL SERVICES - 9 .1%
3,426 American Express Co 641,827
871 Ameriprise Financial, Inc 330,832
7,271 Bank of New York Mellon Corp 378,455
807 BlackRock, Inc 655,123
2,592 Discover Financial Services 291,341
124 Factset Research Systems, Inc 59,154
4,234 Fidelity National Information Services, Inc 254,336
1,742 Goldman Sachs Group, Inc 672,011
105 (a) Green Dot Corp 1,039
2,613 Mastercard, Inc (Class A) 1,114,471
1,130 Moody's Corp 441,333
7,004 Morgan Stanley 653,123
222 (a) Mr Cooper Group, Inc 14,457
957 Nasdaq Stock Market, Inc 55,640
5,485 (a) PayPal Holdings, Inc 336,834
65 (a) PRA Group, Inc 1,703
38 (a) PROG Holdings, Inc 1,174
1,593 S&P Global, Inc 701,748
1,789 State Street Corp 138,576
4,674 Visa, Inc (Class A) 1,216,876
357 Voya Financial, Inc 26,047
718 (a) WEX, Inc 139,687
TOTAL FINANCIAL SERVICES 8,125,787
FOOD, BEVERAGE & TOBACCO - 3 .0%
1,020 Archer-Daniels-Midland Co 73,664
678 Campbell Soup Co 29,310
14,403 Coca-Cola Co 848,769
173 (a) Darling International, Inc 8,622
491 Fresh Del Monte Produce, Inc 12,889
5,839 General Mills, Inc 380,353
2,671 Hormel Foods Corp 85,766
2,771 Lamb Weston Holdings, Inc 299,517
989 McCormick & Co, Inc 67,667
5,057 PepsiCo, Inc 858,881
79 (a) TreeHouse Foods, Inc 3,275
215 (a) Vital Farms, Inc 3,373
TOTAL FOOD, BEVERAGE & TOBACCO 2,672,086
HEALTH CARE EQUIPMENT & SERVICES - 5 .2%
1,458 (a) Accolade, Inc 17,511
100 (a) AtriCure, Inc 3,569
4,125 (a) Brookdale Senior Living, Inc 24,007
487 (a) Castle Biosciences, Inc 10,509
1,203 Cigna Group 360,238
725 (a) CryoLife, Inc 12,963
1,041 (a) DocGo, Inc 5,819
5,358 (a) Edwards Lifesciences Corp 408,548
1,299 Elevance Health, Inc 612,556
1,090 (a) Enhabit, Inc 11,282
1,984 (a) Envista Holdings Corp 47,735
487 (a) Fulgent Genetics, Inc 14,079
384 (a) Glaukos Corp 30,524
154 (a) Globus Medical, Inc 8,207
1,450 HCA, Inc 392,486
1,215 (a) Health Catalyst, Inc 11,251
231 (a) Henry Schein, Inc 17,489

Social Choice Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
HEALTH CARE EQUIPMENT & SERVICES—continued
1,335 (a) Hologic, Inc $ 95,386
719 (a) IDEXX Laboratories, Inc 399,081
539 Laboratory Corp of America Holdings 122,509
357 LeMaitre Vascular, Inc 20,263
85 (a) LivaNova plc 4,398
788 McKesson Corp 364,828
514 (a) Merit Medical Systems, Inc 39,043
1,812 (a) NeoGenomics, Inc 29,318
770 (a) Nevro Corp 16,570
948 (a) Omnicell, Inc 35,673
1,413 (a) OraSure Technologies, Inc 11,587
707 (a) Orthofix Medical, Inc 9,530
188 (a) Pennant Group, Inc 2,617
183 (a) Penumbra, Inc 46,032
918 (a) Pulmonx Corp 11,705
989 Resmed, Inc 170,128
563 (a) RxSight, Inc 22,700
17 (a) Shockwave Medical, Inc 3,240
736 (a) SI-BONE, Inc 15,449
269 (a) STAAR Surgical Co 8,395
386 STERIS plc 84,862
144 (a) UFP Technologies, Inc 24,774
2,048 UnitedHealth Group, Inc 1,078,211
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,605,072
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
127 Kimberly-Clark Corp 15,432
7,155 Procter & Gamble Co 1,048,493
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,063,925
INSURANCE - 2 .2%
10,128 (a) Genworth Financial, Inc (Class A) 67,655
2,989 Marsh & McLennan Cos, Inc 566,326
3,593 Progressive Corp 572,293
3,882 Prudential Financial, Inc 402,602
1,860 Travelers Cos, Inc 354,312
TOTAL INSURANCE 1,963,188
MATERIALS - 3 .0%
330 (a) Allegheny Technologies, Inc 15,005
223 Amcor plc 2,150
140 Aptargroup, Inc 17,307
5,085 Ball Corp 292,489
539 (a) Coeur Mining, Inc 1,757
1,387 Dow, Inc 76,063
2,675 Ecolab, Inc 530,586
651 International Flavors & Fragrances, Inc 52,711
429 Koppers Holdings, Inc 21,973
1,942 Linde plc 797,599
216 Martin Marietta Materials, Inc 107,765
5,545 Newmont Goldcorp Corp 229,507
2,314 Nucor Corp 402,729
180 Olympic Steel, Inc 12,006
269 PPG Industries, Inc 40,229
901 (a) Ranpak Holdings Corp 5,244
134 Royal Gold, Inc 16,209
2,135 (a) Summit Materials, Inc 82,112
TOTAL MATERIALS 2,703,441
MEDIA & ENTERTAINMENT - 4 .1%
2,286 (a) Cinemark Holdings, Inc 32,210
8,361 (a) Clear Channel Outdoor Holdings, Inc 15,217
16,482 Comcast Corp (Class A) 722,736
1,820 Electronic Arts, Inc 248,994
1,165 Gray Television, Inc 10,438

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
122 (a) IMAX Corp $ 1,832
1,450 Interpublic Group of Cos, Inc 47,328
176 John Wiley & Sons, Inc (Class A) 5,586
451 (a) MediaAlpha, Inc 5,029
1,693 (a) NetFlix, Inc 824,288
201 New York Times Co (Class A) 9,847
3,924 News Corp (Class A) 96,334
2,773 Omnicom Group, Inc 239,892
60 (a) Roku, Inc 5,500
119 Scholastic Corp 4,486
13,503 (b) Sirius XM Holdings, Inc 73,861
2,025 (a) Take-Two Interactive Software, Inc 325,924
103 TEGNA, Inc 1,576
3,172 (a) Vimeo, Inc 12,434
7,595 Walt Disney Co 685,752
3,989 (a) Warner Bros Discovery, Inc 45,395
1,418 (a) Yelp, Inc 67,128
402 (a) Ziff Davis, Inc 27,010
1,541 (a) ZipRecruiter, Inc 21,420
6,540 (a) ZoomInfo Technologies, Inc 120,925
TOTAL MEDIA & ENTERTAINMENT 3,651,142
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
1,440 (a) Aclaris Therapeutics, Inc 1,512
1,546 (a) Adaptive Biotechnologies Corp 7,575
2,772 Agilent Technologies, Inc 385,391
1,286 (a) Alector, Inc 10,262
749 (a) Allogene Therapeutics, Inc 2,404
2,426 Amgen, Inc 698,737
789 (a) Arcellx, Inc 43,789
484 (a) Arcturus Therapeutics Holdings, Inc 15,261
33 (a),(b) Axsome Therapeutics, Inc 2,626
92 (a) Biogen, Inc 23,807
1,233 (a) Biohaven Ltd 52,772
10,083 Bristol-Myers Squibb Co 517,359
716 (a) Cabaletta Bio, Inc 16,253
455 (a),(b) Cassava Sciences, Inc 10,242
2,038 (a) Cymabay Therapeutics, Inc 48,138
2,890 Danaher Corp 668,573
2,295 Eli Lilly & Co 1,337,801
193 (a) Entrada Therapeutics, Inc 2,912
1,431 (a) Erasca, Inc 3,048
4,770 Gilead Sciences, Inc 386,418
1,143 (a) Immunovant, Inc 48,155
1,240 (a) Intellia Therapeutics, Inc 37,808
209 (a) Intra-Cellular Therapies, Inc 14,969
931 (a) IQVIA Holdings, Inc 215,415
8,820 Merck & Co, Inc 961,556
83 (a) Mettler-Toledo International, Inc 100,676
658 (a) Mirati Therapeutics, Inc 38,658
438 (a),(b) Phathom Pharmaceuticals, Inc 3,999
425 Phibro Animal Health Corp 4,922
833 (a) Prothena Corp plc 30,271
467 (a) Regeneron Pharmaceuticals, Inc 410,161
1,981 (a) Sana Biotechnology, Inc 8,082
901 (a) Scholar Rock Holding Corp 16,939
928 (a),(b) Tango Therapeutics, Inc 9,187
419 (a) Tarsus Pharmaceuticals, Inc 8,485
1,325 (a) Ultragenyx Pharmaceutical, Inc 63,362
289 (a) Viridian Therapeutics, Inc 6,294
267 (a) Waters Corp 87,904
540 West Pharmaceutical Services, Inc 190,145

Social Choice Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
3,120 Zoetis, Inc $ 615,794
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,107,662
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
2,365 (a) Anywhere Real Estate, Inc 19,180
1,219 (a) CBRE Group, Inc 113,477
20 (a) Howard Hughes Holdings, Inc 1,711
79 (a) Jones Lang LaSalle, Inc 14,921
8 RMR Group, Inc 226
141 (a) Tejon Ranch Co 2,425
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 151,940
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .8%
4,254 Applied Materials, Inc 689,446
289 (a) Cirrus Logic, Inc 24,042
2,232 (a) First Solar, Inc 384,529
16,774 Intel Corp 842,893
810 Lam Research Corp 634,441
8,875 Marvell Technology, Inc 535,251
5,395 Nvidia Corp 2,671,712
1,018 (a) Onto Innovation, Inc 155,652
2,266 (a) Rambus, Inc 154,655
256 (a) Silicon Laboratories, Inc 33,861
4,270 Texas Instruments, Inc 727,864
1,694 (a) Wolfspeed, Inc 73,706
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,928,052
SOFTWARE & SERVICES - 15 .9%
1,561 (a) Adobe, Inc 931,293
340 (a) Altair Engineering, Inc 28,611
123 (a) Ansys, Inc 44,634
221 (a) Appfolio, Inc 38,286
498 (a) Asana, Inc 9,467
2,179 (a) Autodesk, Inc 530,543
2,013 (a) Cadence Design Systems, Inc 548,281
119 (a),(b) Digimarc Corp 4,298
1,267 Dolby Laboratories, Inc (Class A) 109,190
2,882 (a) DoubleVerify Holdings, Inc 106,000
4,408 (a) DXC Technology Co 100,811
621 (a) Elastic NV 69,987
1,389 (a) Guidewire Software, Inc 151,456
844 (a) HubSpot, Inc 489,976
458 (a) Intapp, Inc 17,413
225 InterDigital, Inc 24,421
4,291 International Business Machines Corp 701,793
1,230 Intuit, Inc 768,787
15,270 Microsoft Corp 5,742,131
4,645 (a) Nutanix, Inc 221,520
136 (a) OneSpan, Inc 1,458
642 (a) PTC, Inc 112,324
3,448 (a) Salesforce, Inc 907,307
982 (a) ServiceNow, Inc 693,773
2,716 (a) Splunk, Inc 413,783
2,143 (a) Sprinklr, Inc 25,802
791 (a) Sprout Social, Inc 48,599
774 (a) SPS Commerce, Inc 150,032
1,050 (a) Synopsys, Inc 540,655
2,106 (a) Teradata Corp 91,632
1,911 (a) Workday, Inc 527,551
365 (a) Xperi, Inc 4,022
TOTAL SOFTWARE & SERVICES 14,155,836
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .4%
1,621 ADTRAN Holdings, Inc 11,898
1,906 Avnet, Inc 96,062

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
608 Badger Meter, Inc $ 93,857
826 Benchmark Electronics, Inc 22,831
3,109 (a) Ciena Corp 139,936
691 CTS Corp 30,224
587 (a) ePlus, Inc 46,866
759 (a) Fabrinet 144,461
2,306 (a) Harmonic, Inc 30,070
27,299 Hewlett Packard Enterprise Co 463,537
15,454 HP, Inc 465,011
612 (a) Insight Enterprises, Inc 108,440
835 (a) Itron, Inc 63,051
3,043 (a) Keysight Technologies, Inc 484,111
483 (a) Kimball Electronics, Inc 13,017
1,951 (a) Knowles Corp 34,942
827 (a) Lumentum Holdings, Inc 43,351
91 Methode Electronics, Inc 2,069
4,164 (a) Mirion Technologies, Inc 42,681
624 (a) Netgear, Inc 9,098
647 (a) Netscout Systems, Inc 14,202
429 (a) Novanta, Inc 72,248
337 (a) OSI Systems, Inc 43,490
562 (a) PAR Technology Corp 24,470
571 (a) Plexus Corp 61,742
633 (a) Ribbon Communications, Inc 1,836
377 (a) Rogers Corp 49,790
5,168 (a) Trimble Inc 274,938
247 (a) Vishay Precision Group, Inc 8,415
3,317 Vontier Corp 114,602
2,383 Xerox Holdings Corp 43,680
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,054,926
TELECOMMUNICATION SERVICES - 0 .9%
2,195 Iridium Communications, Inc 90,346
18,858 Verizon Communications, Inc 710,947
TOTAL TELECOMMUNICATION SERVICES 801,293
TRANSPORTATION - 2 .9%
502 ArcBest Corp 60,345
676 CH Robinson Worldwide, Inc 58,400
16,174 CSX Corp 560,753
10,032 Delta Air Lines, Inc 403,587
1,468 Expeditors International Washington, Inc 186,730
118 Norfolk Southern Corp 27,893
1,169 Old Dominion Freight Line 473,831
557 (a) Saia, Inc 244,088
3,592 United Parcel Service, Inc (Class B) 564,770
TOTAL TRANSPORTATION 2,580,397
UTILITIES - 2 .1%
4,005 American Electric Power Co, Inc 325,286
2,034 Consolidated Edison, Inc 185,033
10,432 NextEra Energy, Inc 633,640
7,226 Southern Co 506,687
1,065 WEC Energy Group, Inc 89,641
2,608 Xcel Energy, Inc 161,461
TOTAL UTILITIES 1,901,748
TOTAL COMMON STOCKS 88,249,974
(Cost $52,293,137)

Social Choice Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
182 Cassava Sciences, Inc 11/15/24 $ 1,226
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,226
TOTAL RIGHTS/WARRANTS 1,226
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 88,251,200
(Cost $52,293,137)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0 .5%
$ 460,000 (d) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 460,000
TOTAL REPURCHASE AGREEMENT 460,000
TREASURY DEBT - 0 .6%
534,000 United States Treasury Bill 0 .000 01/02/24 534,000
TOTAL TREASURY DEBT 534,000
TOTAL SHORT-TERM INVESTMENTS 994,000
(Cost $993,922)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
111,910 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 111,910
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 111,910
(Cost $111,910)
TOTAL INVESTMENTS - 100.4% 89,357,110
(Cost $53,398,969)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (388,643)
NET ASSETS - 100.0% $ 88,968,467
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $105,901.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $460,272 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/26, valued at $469,279.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 4 03/15/24  $ 946,894 $ 964,000 $ 17,106

Portfolio of Investments
Stock Index Fund December 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .9%
1,634 (a) Adient plc $ 59,412
1,752 (a) American Axle & Manufacturing Holdings, Inc 15,435
4,464 (a) Aptiv plc 400,510
4,087 BorgWarner, Inc 146,519
271 (a) Cooper-Standard Holdings, Inc 5,295
2,264 Dana Inc 33,077
476 (a) Dorman Products, Inc 39,703
2,668 (a),(b) Fisker, Inc 4,669
63,987 Ford Motor Co 780,002
713 (a) Fox Factory Holding Corp 48,113
22,166 General Motors Co 796,203
4,153 Gentex Corp 135,637
573 (a) Gentherm, Inc 30,002
4,151 (a) Goodyear Tire & Rubber Co 59,442
2,377 Harley-Davidson, Inc 87,569
377 LCI Industries 47,393
1,037 Lear Corp 146,435
11,997 (a),(b) Lucid Group, Inc 50,507
3,923 (a),(b) Luminar Technologies, Inc 13,221
772 (a) Modine Manufacturing Co 46,088
381 Patrick Industries, Inc 38,233
817 Phinia, Inc 24,747
4,728 (a),(b) QuantumScape Corp 32,860
10,927 (a) Rivian Automotive, Inc 256,348
2,129 (a),(b) Solid Power, Inc 3,087
330 Standard Motor Products, Inc 13,137
449 (a) Stoneridge, Inc 8,787
45,732 (a) Tesla, Inc 11,363,487
900 Thor Industries, Inc 106,425
496 (a) Visteon Corp 61,950
486 Winnebago Industries, Inc 35,420
2,131 (a),(b) Workhorse Group, Inc 767
343 (a) XPEL, Inc 18,471
TOTAL AUTOMOBILES & COMPONENTS 14,908,951
BANKS - 3 .6%
254 1st Source Corp 13,957
95 ACNB Corp 4,252
197 Amalgamated Financial Corp 5,307
442 Amerant Bancorp, Inc 10,860
127 American National Bankshares, Inc 6,191
1,222 Ameris Bancorp 64,827
204 Arrow Financial Corp 5,700
2,719 Associated Banc-Corp 58,159
1,279 Atlantic Union Bankshares Corp 46,735
945 (a) Axos Financial, Inc 51,597
1,824 Banc of California, Inc 24,496
446 Bancfirst Corp 43,409
814 (a) Bancorp, Inc 31,388
117 (b) Bank First Corp 10,139
115,424 Bank of America Corp 3,886,326
861 (b) Bank of Hawaii Corp 62,388
174 Bank of Marin Bancorp 3,831
1,235 Bank of NT Butterfield & Son Ltd 39,532
2,233 Bank OZK 111,270
1,737 BankUnited, Inc 56,331
511 Banner Corp 27,369

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
219 Bar Harbor Bankshares $ 6,430
148 BayCom Corp 3,491
174 BCB Bancorp, Inc 2,236
641 Berkshire Hills Bancorp, Inc 15,916
298 (a) Blue Foundry Bancorp 2,882
235 (b) Blue Ridge Bankshares, Inc 712
717 BOK Financial Corp 61,411
385 (a) Bridgewater Bancshares, Inc 5,205
1,258 Brookline Bancorp, Inc 13,725
115 (b) Burke & Herbert Financial Services Corp 7,234
324 Business First Bancshares, Inc 7,987
231 Byline Bancorp, Inc 5,442
3,491 Cadence Bank 103,299
59 Cambridge Bancorp 4,095
238 Camden National Corp 8,956
693 Capital Bancorp, Inc 16,771
156 Capital City Bank Group, Inc 4,591
2,332 Capitol Federal Financial, Inc 15,041
292 Capstar Financial Holdings, Inc 5,472
641 (a) Carter Bankshares, Inc 9,596
1,220 Cathay General Bancorp 54,375
470 Central Pacific Financial Corp 9,250
32,193 Citigroup, Inc 1,656,008
167 Citizens & Northern Corp 3,746
8,682 Citizens Financial Group, Inc 287,721
63 Citizens Financial Services, Inc 4,077
236 City Holding Co 26,021
157 Civista Bancshares, Inc 2,895
226 CNB Financial Corp 5,105
415 (a) Coastal Financial Corp 18,430
163 Colony Bankcorp, Inc 2,168
3,230 Columbia Banking System, Inc 86,176
599 (a) Columbia Financial, Inc 11,549
2,351 Comerica, Inc 131,209
2,055 Commerce Bancshares, Inc 109,758
1,009 Community Bank System, Inc 52,579
238 Community Trust Bancorp, Inc 10,439
422 ConnectOne Bancorp, Inc 9,668
858 (a) CrossFirst Bankshares, Inc 11,652
1,101 Cullen/Frost Bankers, Inc 119,448
438 (a) Customers Bancorp, Inc 25,238
2,357 CVB Financial Corp 47,588
611 Dime Community Bancshares, Inc 16,454
638 Eagle Bancorp, Inc 19,229
2,453 East West Bancorp, Inc 176,493
2,652 Eastern Bankshares, Inc 37,658
147 Enterprise Bancorp, Inc 4,742
424 Enterprise Financial Services Corp 18,932
161 Equity Bancshares, Inc 5,458
105 Esquire Financial Holdings, Inc 5,246
227 ESSA Bancorp, Inc 4,545
193 Farmers & Merchants Bancorp, Inc 4,786
378 Farmers National Banc Corp 5,462
560 FB Financial Corp 22,316
11,764 Fifth Third Bancorp 405,740
202 Financial Institutions, Inc 4,303
440 First Bancorp 16,284
3,399 First BanCorp 55,914
162 First Bancorp, Inc 4,572
201 First Bancshares, Inc 5,895
354 First Bank 5,204
586 First Busey Corp 14,545
87 First Business Financial Services, Inc 3,489

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
183 First Citizens Bancshares, Inc (Class A) $ 259,672
1,371 First Commonwealth Financial Corp 21,168
242 First Community Bancshares, Inc 8,978
1,705 First Financial Bancorp 40,494
2,288 First Financial Bankshares, Inc 69,326
445 First Foundation, Inc 4,308
2,293 First Hawaiian, Inc 52,418
8,270 First Horizon National Corp 117,103
1,459 First Interstate BancSystem, Inc 44,864
960 First Merchants Corp 35,597
93 First Mid Bancshares, Inc 3,223
321 First of Long Island Corp 4,250
170 (a) First Western Financial, Inc 3,371
177 Five Star Bancorp 4,634
358 Flushing Financial Corp 5,900
5,298 FNB Corp 72,953
2,673 Fulton Financial Corp 43,998
158 (a) FVCBankcorp, Inc 2,244
325 German American Bancorp, Inc 10,533
1,648 Glacier Bancorp, Inc 68,095
26 Great Southern Bancorp, Inc 1,543
132 Greene County Bancorp, Inc 3,722
28 Guaranty Bancshares, Inc 941
1,685 Hancock Whitney Corp 81,874
484 Hanmi Financial Corp 9,390
1,147 HarborOne Bancorp, Inc 13,741
429 Heartland Financial USA, Inc 16,135
1,217 Heritage Commerce Corp 12,073
460 Heritage Financial Corp 9,839
1,168 Hilltop Holdings, Inc 41,125
22 Hingham Institution For Savings The 4,277
89 Home Bancorp, Inc 3,739
2,960 Home Bancshares, Inc 74,977
314 HomeStreet, Inc 3,234
265 HomeTrust Bancshares, Inc 7,134
1,956 Hope Bancorp, Inc 23,628
501 Horizon Bancorp, Inc 7,169
25,248 Huntington Bancshares, Inc 321,155
726 Independent Bank Corp 47,778
308 Independent Bank Corp 8,014
488 Independent Bank Group, Inc 24,829
843 International Bancshares Corp 45,792
164 John Marshall Bancorp, Inc 3,700
47,703 JPMorgan Chase & Co 8,114,280
2,079 Kearny Financial Corp 18,649
16,007 Keycorp 230,501
584 Lakeland Bancorp, Inc 8,637
525 Lakeland Financial Corp 34,209
485 Live Oak Bancshares, Inc 22,068
341 Luther Burbank Corp 3,652
2,860 M&T Bank Corp 392,049
400 Macatawa Bank Corp 4,512
226 Mercantile Bank Corp 9,126
224 Metrocity Bankshares, Inc 5,380
101 (a) Metropolitan Bank Holding Corp 5,593
129 Mid Penn Bancorp, Inc 3,132
324 Midland States Bancorp, Inc 8,929
169 MidWestOne Financial Group, Inc 4,548
142 MVB Financial Corp 3,204
535 National Bank Holdings Corp 19,897
243 National Bankshares, Inc 7,861
669 NBT Bancorp, Inc 28,038
10,780 New York Community Bancorp, Inc 110,279

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
140 Nicolet Bankshares, Inc $ 11,267
90 Northeast Bank 4,967
643 Northfield Bancorp, Inc 8,089
2,189 Northwest Bancshares, Inc 27,319
37,976 (a) NU Holdings Ltd 316,340
714 OceanFirst Financial Corp 12,395
596 OFG Bancorp 22,338
4,862 Old National Bancorp 82,119
432 Old Second Bancorp, Inc 6,670
249 Origin Bancorp, Inc 8,857
111 Orrstown Financial Services, Inc 3,275
1,405 Pacific Premier Bancorp, Inc 40,900
205 Park National Corp 27,236
126 Parke Bancorp, Inc 2,552
753 Pathward Financial, Inc 39,856
144 PCB Bancorp 2,654
259 Peapack Gladstone Financial Corp 7,723
532 Peoples Bancorp, Inc 17,960
101 Peoples Financial Services Corp 4,919
1,330 Pinnacle Financial Partners, Inc 116,003
226 (a) Pioneer Bancorp, Inc 2,262
6,656 PNC Financial Services Group, Inc 1,030,682
420 (a) Ponce Financial Group, Inc 4,099
1,252 Popular, Inc 102,752
188 Preferred Bank 13,733
586 Premier Financial Corp 14,123
169 Primis Financial Corp 2,140
1,690 Prosperity Bancshares, Inc 114,464
1,239 Provident Financial Services, Inc 22,339
190 QCR Holdings, Inc 11,094
104 RBB Bancorp 1,980
91 Red River Bancshares, Inc 5,106
16,640 Regions Financial Corp 322,483
769 Renasant Corp 25,900
146 Republic Bancorp, Inc (Class A) 8,053
540 S&T Bancorp, Inc 18,047
495 Sandy Spring Bancorp, Inc 13,484
977 Seacoast Banking Corp of Florida 27,805
726 ServisFirst Bancshares, Inc 48,373
130 Shore Bancshares, Inc 1,853
192 Sierra Bancorp 4,330
1,550 Simmons First National Corp (Class A) 30,752
116 SmartFinancial, Inc 2,841
138 South Plains Financial, Inc 3,996
101 (a) Southern First Bancshares, Inc 3,747
86 Southern Missouri Bancorp, Inc 4,592
432 Southside Bancshares, Inc 13,530
1,456 SouthState Corp 122,959
522 Stellar Bancorp, Inc 14,532
346 (a) Sterling Bancorp, Inc 1,996
421 Stock Yards Bancorp, Inc 21,677
164 Summit Financial Group, Inc 5,033
2,625 Synovus Financial Corp 98,831
932 (a) Texas Capital Bancshares, Inc 60,235
192 (a) Third Coast Bancshares, Inc 3,815
229 Tompkins Trustco, Inc 13,793
996 Towne Bank 29,641
618 Trico Bancshares 26,555
513 (a) Triumph Financial, Inc 41,132
22,420 Truist Financial Corp 827,746
277 TrustCo Bank Corp NY 8,601
1,035 Trustmark Corp 28,856
685 UMB Financial Corp 57,232

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
1,802 United Bankshares, Inc $ 67,665
1,315 United Community Banks, Inc 38,477
364 Univest Financial Corp 8,019
25,013 US Bancorp 1,082,563
328 (a) USCB Financial Holdings, Inc 4,018
7,103 Valley National Bancorp 77,139
1,054 Veritex Holdings, Inc 24,527
1,098 Washington Federal, Inc 36,190
232 Washington Trust Bancorp, Inc 7,512
3,310 Webster Financial Corp 168,016
61,403 Wells Fargo & Co 3,022,256
875 WesBanco, Inc 27,449
239 West Bancorporation, Inc 5,067
533 Westamerica Bancorporation 30,067
1,585 Western Alliance Bancorp 104,277
886 Wintrust Financial Corp 82,177
1,054 WSFS Financial Corp 48,410
2,692 Zions Bancorporation 118,098
TOTAL BANKS 27,992,965
CAPITAL GOODS - 6 .5%
2,107 (a) 3D Systems Corp 13,379
9,318 3M Co 1,018,644
2,034 A.O. Smith Corp 167,683
1,086 Aaon, Inc 80,223
511 (a) AAR Corp 31,886
470 Acuity Brands, Inc 96,270
1,058 Advanced Drainage Systems, Inc 148,797
2,147 Aecom Technology Corp 198,447
407 (a) Aerovironment, Inc 51,298
149 (a) AerSale Corp 1,892
1,087 AGCO Corp 131,973
1,327 Air Lease Corp 55,654
148 Alamo Group, Inc 31,108
620 Albany International Corp (Class A) 60,896
1,346 Allegion plc 170,525
197 Allied Motion Technologies, Inc 5,951
1,473 Allison Transmission Holdings, Inc 85,655
330 Alta Equipment Group, Inc 4,082
512 (a) Ameresco, Inc 16,215
254 (a) American Woodmark Corp 23,584
3,695 Ametek, Inc 609,269
2,835 (a) API Group Corp 98,091
438 Apogee Enterprises, Inc 23,394
567 Applied Industrial Technologies, Inc 97,915
2,056 (a),(b) Archer Aviation, Inc 12,624
909 Arcosa, Inc 75,120
244 Argan, Inc 11,417
564 Armstrong World Industries, Inc 55,452
2,492 (a) Array Technologies, Inc 41,866
334 Astec Industries, Inc 12,425
340 (a) Astronics Corp 5,923
587 (a) Atkore, Inc 93,920
1,101 (a) Axon Enterprise, Inc 284,421
1,731 (a) AZEK Co, Inc 66,211
406 AZZ, Inc 23,585
782 Barnes Group, Inc 25,517
1,000 (a) Beacon Roofing Supply, Inc 87,020
632 (a),(b) Blink Charging Co 2,142
2,944 (a),(b) Bloom Energy Corp 43,571
217 (a) Blue Bird Corp 5,850
166 (a) BlueLinx Holdings, Inc 18,809
9,246 (a) Boeing Co 2,410,062

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
597 Boise Cascade Co $ 77,228
145 (a) Bowman Consulting Group Ltd 5,150
287 Brookfield Business Corp 6,681
2,182 (a) Builders FirstSource, Inc 364,263
1,363 BWX Technologies, Inc 104,583
228 Cadre Holdings, Inc 7,499
862 Carlisle Cos, Inc 269,315
13,812 Carrier Global Corp 793,499
8,518 Caterpillar, Inc 2,518,517
8,360 (a),(b) ChargePoint Holdings, Inc 19,562
669 (a) Chart Industries, Inc 91,205
14,332 CNH Industrial NV 174,564
413 Columbus McKinnon Corp 16,115
575 Comfort Systems USA, Inc 118,260
597 (a) Commercial Vehicle Group, Inc 4,185
708 (a) Concrete Pumping Holdings, Inc 5,806
531 (a) Construction Partners, Inc 23,109
1,789 (a) Core & Main, Inc 72,293
775 Crane Co 91,558
225 CSW Industrials, Inc 46,667
2,401 Cummins, Inc 575,208
722 Curtiss-Wright Corp 160,854
688 (a),(b) Custom Truck One Source, Inc 4,252
4,480 Deere & Co 1,791,418
4,600 (a),(b) Desktop Metal, Inc 3,455
2,166 Donaldson Co, Inc 141,548
347 Douglas Dynamics, Inc 10,299
2,162 Dover Corp 332,537
160 (a) Ducommun, Inc 8,330
240 (a) DXP Enterprises, Inc 8,088
486 (a) Dycom Industries, Inc 55,934
6,624 Eaton Corp plc 1,595,192
824 EMCOR Group, Inc 177,514
9,430 Emerson Electric Co 917,822
318 Encore Wire Corp 67,925
738 (a) Energy Recovery, Inc 13,904
1,905 (a),(b) Energy Vault Holdings, Inc 4,439
917 Enerpac Tool Group Corp 28,510
681 EnerSys 68,754
2,221 (a),(b) Enovix Corp 27,807
330 EnPro Industries, Inc 51,724
752 Esab Corp 65,138
502 ESCO Technologies, Inc 58,749
10,571 (a) ESS Tech, Inc 12,051
9,626 Fastenal Co 623,476
1,130 Federal Signal Corp 86,716
3,268 Ferguson plc 630,953
2,325 Flowserve Corp 95,836
503 (a),(b) Fluence Energy, Inc 11,997
2,528 (a) Fluor Corp 99,022
5,820 Fortive Corp 428,527
2,291 Fortune Brands Innovations, Inc 174,437
719 Franklin Electric Co, Inc 69,491
1,383 FTAI Aviation Ltd 64,171
426 (a),(b) FTC Solar, Inc 295
14,364 (a) FuelCell Energy, Inc 22,982
1,000 (a) Gates Industrial Corp plc 13,420
426 GATX Corp 51,214
1,074 (a) Generac Holdings, Inc 138,804
4,017 General Dynamics Corp 1,043,094
18,071 General Electric Co 2,306,402
567 (a) Gibraltar Industries, Inc 44,782
187 Global Industrial Co 7,263

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
829 (a) GMS, Inc $ 68,334
368 Gorman-Rupp Co 13,075
2,901 Graco, Inc 251,691
2,996 GrafTech International Ltd 6,561
696 Granite Construction, Inc 35,399
890 (a) Great Lakes Dredge & Dock Corp 6,835
648 Greenbrier Cos, Inc 28,629
552 Griffon Corp 33,644
627 H&E Equipment Services, Inc 32,805
1,178 (a) Hayward Holdings, Inc 16,021
760 HEICO Corp 135,941
1,362 HEICO Corp (Class A) 194,003
629 Helios Technologies, Inc 28,525
413 Herc Holdings, Inc 61,492
1,552 Hexcel Corp 114,460
1,406 Hillenbrand, Inc 67,277
1,910 (a) Hillman Solutions Corp 17,591
11,012 Honeywell International, Inc 2,309,327
6,541 Howmet Aerospace, Inc 353,999
933 Hubbell, Inc 306,892
699 (a) Hudson Technologies, Inc 9,430
625 Huntington Ingalls Industries, Inc 162,275
1,987 (a),(b) Hyliion Holdings Corp 1,617
158 Hyster-Yale Materials Handling, Inc 9,826
1,271 IDEX Corp 275,947
137 (a) IES Holdings, Inc 10,853
4,979 Illinois Tool Works, Inc 1,304,199
6,510 Ingersoll Rand, Inc 503,483
289 Insteel Industries, Inc 11,066
1,554 ITT, Inc 185,423
1,086 (a) Janus International Group, Inc 14,172
1,178 (a) JELD-WEN Holding, Inc 22,241
486 John Bean Technologies Corp 48,333
11,182 Johnson Controls International plc 644,530
166 Kadant, Inc 46,531
670 Kaman Corp 16,046
172 Karat Packaging, Inc 4,274
1,307 Kennametal, Inc 33,708
1,903 (a) Kratos Defense & Security Solutions, Inc 38,612
3,195 L3Harris Technologies, Inc 672,931
192 (a) Lawson Products, Inc 6,060
580 Lennox International, Inc 259,562
543 (a) Leonardo DRS, Inc 10,882
153 (a) Limbach Holdings, Inc 6,957
954 Lincoln Electric Holdings, Inc 207,457
165 Lindsay Corp 21,311
3,709 Lockheed Martin Corp 1,681,067
385 LSI Industries, Inc 5,421
478 Luxfer Holdings plc 4,273
539 (a) Manitowoc Co, Inc 8,996
3,600 Masco Corp 241,128
464 (a) Masonite International Corp 39,282
1,042 (a) Mastec, Inc 78,900
2,359 (a) Masterbrand, Inc 35,031
379 McGrath RentCorp 45,336
2,999 MDU Resources Group, Inc 59,380
952 (a) Mercury Computer Systems, Inc 34,815
2,986 (a),(b) Microvast Holdings, Inc 4,180
820 (a) Middleby Corp 120,679
168 Miller Industries, Inc 7,105
629 Moog, Inc (Class A) 91,067
1,441 (a) MRC Global, Inc 15,865
779 MSC Industrial Direct Co (Class A) 78,882

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,766 Mueller Industries, Inc $ 83,267
2,381 Mueller Water Products, Inc (Class A) 34,286
301 (a) MYR Group, Inc 43,534
76 National Presto Industries, Inc 6,101
418 (a),(b) NEXTracker, Inc 19,583
9,268 (a) Nikola Corp 8,108
995 Nordson Corp 262,839
2,375 Northrop Grumman Corp 1,111,832
149 (a) Northwest Pipe Co 4,509
1,637 (a) NOW, Inc 18,531
262 (a),(b) NuScale Power Corp 862
2,708 nVent Electric plc 160,016
44 Omega Flex, Inc 3,102
1,192 Oshkosh Corp 129,225
6,741 Otis Worldwide Corp 603,117
1,508 Owens Corning, Inc 223,531
8,604 PACCAR, Inc 840,181
291 Park Aerospace Corp 4,278
2,182 Parker-Hannifin Corp 1,005,247
420 (a) Parsons Corp 26,338
2,996 Pentair plc 217,839
763 (a) PGT Innovations, Inc 31,054
8,759 (a),(b) Plug Power, Inc 39,415
263 Powell Industries, Inc 23,249
51 Preformed Line Products Co 6,827
729 Primoris Services Corp 24,210
509 (a) Proto Labs, Inc 19,831
492 Quanex Building Products Corp 15,040
2,443 Quanta Services, Inc 527,199
477 (a) RBC Bearings, Inc 135,893
1,177 Regal-Beloit Corp 174,220
2,451 (a) Resideo Technologies, Inc 46,128
562 REV Group, Inc 10,212
4,108 (a) Rocket Lab USA, Inc 22,717
1,879 Rockwell Automation, Inc 583,392
24,082 RTX Corp 2,026,259
216 Rush Enterprises, Inc 11,444
1,036 Rush Enterprises, Inc (Class A) 52,111
2,324 Sensata Technologies Holding plc 87,313
2,046 (a) SES AI Corp 3,744
2,761 (a) Shoals Technologies Group, Inc 42,906
514 Shyft Group, Inc 6,281
842 Simpson Manufacturing Co, Inc 166,699
727 (a) SiteOne Landscape Supply, Inc 118,137
878 Snap-On, Inc 253,602
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 60,096
647 (a) SPX Technologies, Inc 65,353
195 Standex International Corp 30,884
2,609 Stanley Black & Decker, Inc 255,943
2,463 (a),(b) Stem, Inc 9,556
394 (a) Sterling Construction Co, Inc 34,644
1,332 (a),(b) SunPower Corp 6,434
3,438 (a) Sunrun, Inc 67,488
268 Tennant Co 24,841
939 Terex Corp 53,955
550 Textainer Group Holdings Ltd 27,060
3,365 Textron, Inc 270,613
509 (a) Thermon Group Holdings, Inc 16,578
1,188 Timken Co 95,218
638 (a) Titan International, Inc 9,493
282 (a) Titan Machinery, Inc 8,144
1,833 Toro Co 175,950
3,766 Trane Technologies plc 918,527

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
121 (a) Transcat, Inc $ 13,229
882 TransDigm Group, Inc 892,231
1,924 (a) Trex Co, Inc 159,288
1,374 Trinity Industries, Inc 36,535
1,063 (a) Triumph Group, Inc 17,625
1,186 (a) Tutor Perini Corp 10,793
901 UFP Industries, Inc 113,121
1,129 United Rentals, Inc 647,391
156 (a) V2X, Inc 7,245
345 Valmont Industries, Inc 80,561
5,197 Vertiv Holdings Co 249,612
339 (a) Vicor Corp 15,235
8,505 (a) Virgin Galactic Holdings, Inc 20,837
756 W.W. Grainger, Inc 626,490
918 Wabash National Corp 23,519
593 Watsco, Inc 254,083
522 Watts Water Technologies, Inc (Class A) 108,753
763 WESCO International, Inc 132,670
2,818 Westinghouse Air Brake Technologies Corp 357,604
3,600 (a) WillScot Mobile Mini Holdings Corp 160,200
1,032 Woodward Inc 140,486
576 (a),(b) Xometry, Inc 20,684
3,847 Xylem, Inc 439,943
2,011 Zurn Elkay Water Solutions Corp 59,144
TOTAL CAPITAL GOODS 50,517,058
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
1,238 ABM Industries, Inc 55,499
1,696 ACCO Brands Corp 10,312
1,880 (a) ACV Auctions, Inc 28,482
5,802 (a) Alight, Inc 49,491
2,027 (a) ARAMARK Uniform Services 42,851
271 Aris Water Solution, Inc 2,274
918 (a) ASGN, Inc 88,284
5,166 (a),(b) Aurora Innovation, Inc 22,575
6,798 Automatic Data Processing, Inc 1,583,730
110 Barrett Business Services, Inc 12,738
2,100 (a) BlackSky Technology, Inc 2,940
2,259 Booz Allen Hamilton Holding Corp 288,949
329 (a) BrightView Holdings, Inc 2,770
834 Brink's Co 73,350
1,981 Broadridge Financial Solutions, Inc 407,591
409 (a) CACI International, Inc (Class A) 132,459
801 (a) Casella Waste Systems, Inc (Class A) 68,453
778 (a) CBIZ, Inc 48,695
375 (a) CECO Environmental Corp 7,605
270 (a) Cimpress plc 21,613
1,417 Cintas Corp 853,969
7,903 (a),(b) Clarivate plc 73,182
819 (a) Clean Harbors, Inc 142,924
177 Compx International, Inc 4,475
752 Concentrix Corp 73,854
3,045 (a) Conduent, Inc 11,114
14,046 (a) Copart, Inc 688,254
2,056 (a) CoreCivic, Inc 29,874
6,753 (a) CoStar Group, Inc 590,145
128 CRA International, Inc 12,653
520 CSG Systems International, Inc 27,669
754 Deluxe Corp 16,173
633 (a) Driven Brands Holdings, Inc 9,027
3,839 Dun & Bradstreet Holdings, Inc 44,916
394 Ennis, Inc 8,633
2,072 Equifax, Inc 512,385

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
2,555 (a) ExlService Holdings, Inc $ 78,822
944 Exponent, Inc 83,110
598 First Advantage Corp 9,909
178 (a) Forrester Research, Inc 4,772
148 (a) Franklin Covey Co 6,442
524 (a) FTI Consulting, Inc 104,355
2,727 Genpact Ltd 94,654
2,553 (a) GEO Group, Inc 27,649
1,393 (a) Harsco Corp 12,537
1,153 Healthcare Services Group 11,957
286 Heidrick & Struggles International, Inc 8,446
1,168 Herman Miller, Inc 31,162
271 (a) HireRight Holdings Corp 3,645
757 HNI Corp 31,665
334 (a) Huron Consulting Group, Inc 34,335
282 ICF International, Inc 37,813
404 (a) Innodata, Inc 3,289
674 Insperity, Inc 79,006
961 Interface, Inc 12,128
2,022 Jacobs Solutions, Inc 262,456
2,207 KBR, Inc 122,290
654 Kelly Services, Inc (Class A) 14,139
366 Kforce, Inc 24,727
1,048 Korn/Ferry International 62,199
1,550 (a) Legalzoom.com, Inc 17,515
2,347 Leidos Holdings, Inc 254,039
484 (a) Liquidity Services, Inc 8,330
931 Manpower, Inc 73,987
491 Matthews International Corp (Class A) 17,995
1,185 MAXIMUS, Inc 99,374
361 (a) Montrose Environmental Group, Inc 11,599
663 MSA Safety, Inc 111,934
224 (a) NV5 Global, Inc 24,891
2,200 (a) OPENLANE, Inc 32,582
5,251 Paychex, Inc 625,447
896 Paycom Software, Inc 185,221
1,227 (a) Performant Financial Corp 3,834
2,896 Pitney Bowes, Inc 12,742
2,398 (a),(b) Planet Labs PBC 5,923
2,775 RB Global, Inc 185,620
175 (a) Red Violet, Inc 3,495
3,337 Republic Services, Inc 550,305
514 Resources Connection, Inc 7,283
1,790 Robert Half International, Inc 157,377
4,005 Rollins, Inc 174,898
997 Science Applications International Corp 123,947
269 (a) SP Plus Corp 13,786
3,535 SS&C Technologies Holdings, Inc 216,024
1,776 Steelcase, Inc (Class A) 24,011
1,556 (a) Stericycle, Inc 77,115
321 (a),(b) Sterling Check Corp 4,468
940 Tetra Tech, Inc 156,914
3,332 TransUnion 228,942
686 (a) TriNet Group, Inc 81,586
645 (a) TrueBlue, Inc 9,894
369 TTEC Holdings, Inc 7,996
237 Unifirst Corp 43,350
1,953 (a) Upwork, Inc 29,041
3,634 (a) Veralto Corp 298,933
2,380 Verisk Analytics, Inc 568,487
2,291 (a) Verra Mobility Corp 52,762
440 (a) Viad Corp 15,928
134 VSE Corp 8,658

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
6,663 Waste Management, Inc $ 1,193,343
116 (a) Willdan Group, Inc 2,494
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,933,485
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .3%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) 4,592
667 Aaron's Co, Inc 7,257
912 (a) Abercrombie & Fitch Co (Class A) 80,457
1,229 Academy Sports & Outdoors, Inc 81,114
887 Advance Auto Parts, Inc 54,134
149,473 (a) Amazon.com, Inc 22,710,928
2,547 American Eagle Outfitters, Inc 53,894
122 (a) America's Car-Mart, Inc 9,244
1,783 Arko Corp 14,710
346 (a) Asbury Automotive Group, Inc 77,840
565 (a) Autonation, Inc 84,852
295 (a) Autozone, Inc 762,755
1,577 (a),(b) BARK, Inc 1,270
3,569 Bath & Body Works, Inc 154,038
3,303 Best Buy Co, Inc 258,559
365 Big 5 Sporting Goods Corp 2,314
455 (a) Boot Barn Holdings, Inc 34,926
526 Buckle, Inc 24,995
200 Build-A-Bear Workshop, Inc 4,598
1,106 (a) Burlington Stores, Inc 215,095
331 Caleres, Inc 10,172
670 Camping World Holdings, Inc 17,594
2,760 (a) Carmax, Inc 211,802
961 (a) CarParts.com, Inc 3,037
1,550 (a),(b) Carvana Co 82,057
368 Cato Corp (Class A) 2,627
2,088 (a) Chico's FAS, Inc 15,827
479 (a),(b) ContextLogic, Inc 2,850
18,054 (a) Coupang, Inc 292,294
892 Designer Brands, Inc 7,894
919 (a) Destination XL Group, Inc 4,044
954 Dick's Sporting Goods, Inc 140,190
77 (b) Dillard's, Inc (Class A) 31,081
144 (a) Duluth Holdings, Inc 775
9,027 eBay, Inc 393,758
2,090 (a) Etsy, Inc 169,394
4,455 (a) EVgo, Inc 15,949
948 (a) Five Below, Inc 202,076
1,672 (a) Floor & Decor Holdings, Inc 186,528
1,404 Foot Locker, Inc 43,735
389 (a) Funko, Inc 3,007
4,552 (a) GameStop Corp (Class A) 79,797
3,094 Gap, Inc 64,696
127 (a) Genesco, Inc 4,472
2,363 Genuine Parts Co 327,275
228 Group 1 Automotive, Inc 69,481
934 (a) GrowGeneration Corp 2,344
194 Guess, Inc 4,474
286 Haverty Furniture Cos, Inc 10,153
269 Hibbett Sports, Inc 19,373
16,658 Home Depot, Inc 5,772,830
1,622 Kohl's Corp 46,519
221 (a) Lands' End, Inc 2,113
2,409 (a) Leslie's, Inc 16,646
472 Lithia Motors, Inc (Class A) 155,420
3,983 LKQ Corp 190,348
9,671 Lowe's Cos, Inc 2,152,281
3,646 Macy's, Inc 73,357

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
389 (a) MarineMax, Inc $ 15,132
566 Monro Muffler, Inc 16,606
343 Murphy USA, Inc 122,300
1,406 (a) National Vision Holdings, Inc 29,428
1,826 (b) Nordstrom, Inc 33,690
740 (a) ODP Corp 41,662
1,041 (a) Ollie's Bargain Outlet Holdings, Inc 79,001
180 (a) OneWater Marine, Inc 6,082
989 (a) O'Reilly Automotive, Inc 939,629
752 (a) Overstock.com, Inc 20,823
411 Penske Auto Group, Inc 65,970
1,122 (a) Petco Health & Wellness Co, Inc 3,545
306 PetMed Express, Inc 2,313
656 Pool Corp 261,554
941 Rent-A-Center, Inc 31,966
610 (a) Revolve Group, Inc 10,114
290 (a) RH 84,529
5,509 Ross Stores, Inc 762,390
2,062 (a) Sally Beauty Holdings, Inc 27,383
406 Shoe Carnival, Inc 12,265
819 Signet Jewelers Ltd 87,846
441 (a) Sleep Number Corp 6,540
345 Sonic Automotive, Inc (Class A) 19,392
689 (a) Sportsman's Warehouse Holdings, Inc 2,935
1,508 (a) Stitch Fix, Inc 5,384
1,347 (a),(b) ThredUp, Inc 3,031
297 (a) Tilly's, Inc 2,239
18,873 TJX Cos, Inc 1,770,476
1,804 Tractor Supply Co 387,914
847 (a) Ulta Beauty, Inc 415,022
1,237 (a) Urban Outfitters, Inc 44,149
2,517 Valvoline, Inc 94,589
1,365 (a) Victoria's Secret & Co 36,227
1,287 (a) Warby Parker, Inc 18,147
1,297 (a) Wayfair, Inc 80,025
203 Weyco Group, Inc 6,366
1,141 Williams-Sonoma, Inc 230,231
37 Winmark Corp 15,449
314 (a) Zumiez, Inc 6,387
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 41,264,573
CONSUMER DURABLES & APPAREL - 1 .2%
707 Acushnet Holdings Corp 44,661
1,510 (a) Allbirds, Inc 1,850
1,083 (a),(b) AMMO, Inc 2,274
285 (a) Beazer Homes USA, Inc 9,630
1,301 Brunswick Corp 125,872
2,097 (a) Callaway Golf Co 30,071
1,736 (a) Capri Holdings Ltd 87,217
450 Carter's, Inc 33,701
132 (a) Cavco Industries, Inc 45,754
608 Century Communities, Inc 55,413
307 Clarus Corp 2,117
604 Columbia Sportswear Co 48,042
761 Cricut, Inc 5,015
1,046 (a) Crocs, Inc 97,707
452 (a) Deckers Outdoor Corp 302,130
5,387 DR Horton, Inc 818,716
197 (a) Dream Finders Homes, Inc 6,999
327 Ethan Allen Interiors, Inc 10,438
2,447 (a) Garmin Ltd 314,537
682 (a) G-III Apparel Group Ltd 23,174
1,998 (a) GoPro, Inc 6,933

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
578 (a) Green Brick Partners, Inc $ 30,021
6,162 Hanesbrands, Inc 27,483
2,241 Hasbro, Inc 114,425
444 (a) Helen of Troy Ltd 53,640
81 (a) Hovnanian Enterprises, Inc 12,605
379 Installed Building Products, Inc 69,289
443 (a) iRobot Corp 17,144
75 Johnson Outdoors, Inc 4,007
943 KB Home 58,900
811 Kontoor Brands, Inc 50,623
706 (a) Latham Group, Inc 1,857
696 La-Z-Boy, Inc 25,696
2,404 Leggett & Platt, Inc 62,913
4,288 Lennar Corp (Class A) 639,084
224 Lennar Corp (Class B) 30,027
353 (a) LGI Homes, Inc 47,005
223 (a) Lovesac Co 5,698
1,796 (a) Lululemon Athletica, Inc 918,277
301 (a) M/I Homes, Inc 41,460
287 (a) Malibu Boats, Inc 15,733
156 Marine Products Corp 1,778
295 (a) MasterCraft Boat Holdings, Inc 6,679
6,094 (a) Mattel, Inc 115,055
1,086 MDC Holdings, Inc 60,002
529 Meritage Homes Corp 92,152
918 (a) Mohawk Industries, Inc 95,013
227 Movado Group, Inc 6,844
6,518 Newell Rubbermaid, Inc 56,576
19,702 Nike, Inc (Class B) 2,139,046
48 (a) NVR, Inc 336,022
276 Oxford Industries, Inc 27,600
4,992 (a) Peloton Interactive, Inc 30,401
792 Polaris Industries, Inc 75,058
3,872 Pulte Homes, Inc 399,668
795 (b) Purple Innovation, Inc 819
1,126 PVH Corp 137,507
740 Ralph Lauren Corp 106,708
200 Rocky Brands, Inc 6,036
2,405 (a) Skechers U.S.A., Inc (Class A) 149,928
966 (a) Skyline Champion Corp 71,735
840 Smith & Wesson Brands, Inc 11,390
235 (a) Snap One Holdings Corp 2,094
2,102 (a) Sonos, Inc 36,028
1,383 Steven Madden Ltd 58,086
272 Sturm Ruger & Co, Inc 12,362
3,931 Tapestry, Inc 144,700
1,558 (a) Taylor Morrison Home Corp 83,119
2,986 Tempur Sealy International, Inc 152,196
1,677 Toll Brothers, Inc 172,379
563 (a) TopBuild Corp 210,708
194 (a) Traeger, Inc 530
1,429 (a) Tri Pointe Homes, Inc 50,587
3,425 (a) Under Armour, Inc (Class A) 30,106
3,626 (a) Under Armour, Inc (Class C) 30,277
5,645 VF Corp 106,126
1,021 (a) Vista Outdoor, Inc 30,191
1,116 (a) Vizio Holding Corp 8,593
1,031 (a) Vuzix Corp 2,150
785 Whirlpool Corp 95,589
1,465 Wolverine World Wide, Inc 13,024
1,421 (a) YETI Holdings, Inc 73,579
TOTAL CONSUMER DURABLES & APPAREL 9,536,579

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 2 .4%
700 (a) Accel Entertainment, Inc $ 7,189
2,833 ADT, Inc 19,321
799 (a) Adtalem Global Education, Inc 47,101
6,641 (a) Airbnb, Inc 904,106
4,054 Aramark 113,917
631 (a),(b) BALLY'S CORP 8,796
17 (a) Biglari Holdings, Inc (B Shares) 2,804
356 (a) BJ's Restaurants, Inc 12,820
1,539 Bloomin' Brands, Inc 43,323
275 Bluegreen Vacations Holding Corp 20,658
594 (a) Booking Holdings, Inc 2,107,049
333 (a),(b) Bowlero Corp 4,715
1,079 Boyd Gaming Corp 67,556
1,041 (a) Bright Horizons Family Solutions, Inc 98,104
763 (a) Brinker International, Inc 32,946
3,464 (a) Caesars Entertainment, Inc 162,392
16,161 (a) Carnival Corp 299,625
234 Carriage Services, Inc 5,852
625 Carrols Restaurant Group, Inc 4,925
520 (a) Century Casinos, Inc 2,538
702 Cheesecake Factory 24,577
2,349 (a) Chegg, Inc 26,685
461 (a) Chipotle Mexican Grill, Inc (Class A) 1,054,289
632 Choice Hotels International, Inc 71,606
1,260 Churchill Downs, Inc 170,012
247 (a) Chuy's Holdings, Inc 9,443
1,836 (a) Coursera, Inc 35,563
463 (b) Cracker Barrel Old Country Store, Inc 35,688
2,007 Darden Restaurants, Inc 329,750
792 (a) Dave & Buster's Entertainment, Inc 42,649
1,168 (a) Denny's Corp 12,708
266 Dine Brands Global Inc. 13,207
604 Domino's Pizza, Inc 248,987
4,914 (a) DoorDash, Inc 485,945
6,847 (a) DraftKings, Inc 241,357
461 (a) Duolingo, Inc 104,578
302 (a) El Pollo Loco Holdings, Inc 2,664
38 (a),(c) Empire Resorts, Inc 0
281 (a) European Wax Center, Inc 3,819
1,316 (a) Everi Holdings, Inc 14,831
2,437 (a) Expedia Group, Inc 369,912
1,596 (a) Frontdoor, Inc 56,211
682 (a) Full House Resorts, Inc 3,662
443 (a),(b) Global Business Travel Group I 2,857
229 Golden Entertainment, Inc 9,144
58 Graham Holdings Co 40,398
572 (a) Grand Canyon Education, Inc 75,527
2,195 H&R Block, Inc 106,172
1,409 (a) Hilton Grand Vacations, Inc 56,614
4,201 Hilton Worldwide Holdings, Inc 764,960
738 Hyatt Hotels Corp 96,243
357 (a) Inspired Entertainment, Inc 3,527
1,684 International Game Technology plc 46,158
431 Jack in the Box, Inc 35,182
1,311 Krispy Kreme, Inc 19,783
89 (a) Kura Sushi USA, Inc 6,764
5,593 Las Vegas Sands Corp 275,231
1,806 Laureate Education, Inc 24,760
619 (a) Life Time Group Holdings, Inc 9,334
464 (a) Lindblad Expeditions Holdings, Inc 5,229
4,115 Marriott International, Inc (Class A) 927,974
676 Marriott Vacations Worldwide Corp 57,386
12,018 McDonald's Corp 3,563,457

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
4,612 MGM Resorts International $ 206,064
844 (a),(b) Mister Car Wash, Inc 7,292
173 Monarch Casino & Resort, Inc 11,963
805 (a),(b) Mondee Holdings, Inc 2,222
911 (a) Nerdy, Inc 3,125
621 (a) Noodles & Co 1,956
6,767 (a),(b) Norwegian Cruise Line Holdings Ltd 135,611
353 (a) ONE Group Hospitality, Inc 2,160
1,026 (a) OneSpaWorld Holdings Ltd 14,467
565 Papa John's International, Inc 43,070
2,733 (a) Penn National Gaming, Inc 71,113
1,137 Perdoceo Education Corp 19,966
1,475 (a) Planet Fitness, Inc 107,675
525 (a) Portillo's, Inc 8,363
592 (a) Potbelly Corp 6,169
142 RCI Hospitality Holdings, Inc 9,409
297 (a) Red Robin Gourmet Burgers, Inc 3,704
924 Red Rock Resorts, Inc 49,277
1,530 (a) Rover Group, Inc 16,646
3,783 (a) Royal Caribbean Cruises Ltd 489,861
822 (a) Rush Street Interactive, Inc 3,691
5,391 (a) Sabre Corp 23,720
1,620 (a) Scientific Games Corp (Class A) 133,018
764 (a) SeaWorld Entertainment, Inc 40,362
2,355 Service Corp International 161,200
596 (a) Shake Shack, Inc 44,175
1,370 (a) Six Flags Entertainment Corp 34,360
18,674 Starbucks Corp 1,792,891
403 Strategic Education, Inc 37,225
644 (a) Stride, Inc 38,234
1,928 (a) Super Group SGHC Ltd 6,112
1,443 (a) Sweetgreen, Inc 16,306
877 (a) Target Hospitality Corp 8,533
1,209 Texas Roadhouse, Inc (Class A) 147,776
1,336 Travel & Leisure Co 52,224
1,149 (a) Udemy, Inc 16,925
434 (a) Universal Technical Institute, Inc 5,434
707 Vail Resorts, Inc 150,923
2,954 Wendy's Co 57,544
513 Wingstop, Inc 131,626
881 (a) WW International, Inc 7,709
1,610 Wyndham Hotels & Resorts, Inc 129,460
1,791 Wynn Resorts Ltd 163,178
268 (a),(b) Xponential Fitness, Inc 3,454
4,554 Yum! Brands, Inc 595,026
TOTAL CONSUMER SERVICES 18,461,799
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
6,241 Albertsons Cos, Inc 143,543
418 Andersons, Inc 24,052
2,336 (a) BJ's Wholesale Club Holdings, Inc 155,718
618 Casey's General Stores, Inc 169,789
515 (a) Chefs' Warehouse, Inc 15,156
7,310 Costco Wholesale Corp 4,825,185
3,715 Dollar General Corp 505,054
3,489 (a) Dollar Tree, Inc 495,612
1,460 (a) Grocery Outlet Holding Corp 39,362
626 (a) HF Foods Group, Inc 3,343
213 Ingles Markets, Inc (Class A) 18,397
10,796 Kroger Co 493,485
286 Natural Grocers by Vitamin Cottage, Inc 4,576
2,651 (a) Performance Food Group Co 183,317
385 Pricesmart, Inc 29,175

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
584 SpartanNash Co $ 13,403
2,100 (a) Sprouts Farmers Market, Inc 101,031
8,505 Sysco Corp 621,971
7,729 Target Corp 1,100,764
943 (a) United Natural Foods, Inc 15,305
3,868 (a) US Foods Holding Corp 175,646
127 Village Super Market (Class A) 3,331
11,352 Walgreens Boots Alliance, Inc 296,401
23,500 Walmart, Inc 3,704,775
218 Weis Markets, Inc 13,943
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 13,152,334
ENERGY - 4 .0%
704 (a) Amplify Energy Corp 4,175
5,480 Antero Midstream Corp 68,664
4,860 (a) Antero Resources Corp 110,225
5,407 APA Corp 194,003
2,039 Archrock, Inc 31,401
667 Ardmore Shipping Corp 9,398
16,148 Baker Hughes Co 551,939
1,892 Berry Corp 13,301
3,755 (a),(b) Borr Drilling Ltd 27,637
351 (a) Bristow Group, Inc 9,923
12,978 Cabot Oil & Gas Corp 331,199
845 Cactus, Inc 38,363
912 California Resources Corp 49,868
691 (a) Callon Petroleum Co 22,388
243 (a) Centrus Energy Corp 13,222
3,416 ChampionX Corp 99,781
3,990 Cheniere Energy, Inc 681,133
1,919 Chesapeake Energy Corp 147,648
28,730 Chevron Corp 4,285,367
666 Chord Energy Corp 110,709
1,179 Civitas Resources, Inc 80,620
2,877 (a) Clean Energy Fuels Corp 11,019
2,191 (a) CNX Resources Corp 43,820
1,500 Comstock Resources, Inc 13,275
20,281 ConocoPhillips 2,354,016
621 CONSOL Energy, Inc 62,429
809 Core Laboratories, Inc 14,287
500 Crescent Energy Co 6,605
583 CVR Energy, Inc 17,665
1,373 Delek US Holdings, Inc 35,423
10,744 Devon Energy Corp 486,703
2,136 DHT Holdings, Inc 20,954
1,800 (a) Diamond Offshore Drilling, Inc 23,400
2,893 Diamondback Energy, Inc 448,646
333 (a) DMC Global, Inc 6,267
395 Dorian LPG Ltd 17,329
582 (a) Dril-Quip, Inc 13,543
1,673 DT Midstream, Inc 91,680
156 (a) Empire Petroleum Corp 1,714
2,241 (a) Encore Energy Corp 8,807
2,496 (a),(b) Energy Fuels, Inc 17,946
9,773 EOG Resources, Inc 1,182,044
6,200 EQT Corp 239,692
7,406 Equitrans Midstream Corp 75,393
275 Excelerate Energy, Inc 4,252
1,226 (a) Expro Group Holdings NV 19,518
67,101 Exxon Mobil Corp 6,708,758
408 FLEX LNG Ltd 11,856
226 (a) Forum Energy Technologies, Inc 5,010
3,883 (a) Gevo, Inc 4,504

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,788 Golar LNG Ltd $ 41,106
842 (a) Green Plains, Inc 21,235
179 (a) Gulfport Energy Operating Corp 23,843
345 (a) Hallador Energy Co 3,050
15,566 Halliburton Co 562,711
2,743 (a) Helix Energy Solutions Group, Inc 28,198
1,863 Helmerich & Payne, Inc 67,478
4,747 Hess Corp 684,328
2,191 HF Sinclair Corp 121,754
110 HighPeak Energy, Inc 1,566
685 International Seaways, Inc 31,154
32,385 Kinder Morgan, Inc 571,271
256 Kinetik Holdings, Inc 8,550
7,467 (a) Kosmos Energy Ltd 50,104
2,207 Liberty Energy, Inc 40,035
2,448 Magnolia Oil & Gas Corp 52,118
767 (a) Mammoth Energy Services, Inc 3,421
11,233 Marathon Oil Corp 271,389
6,433 Marathon Petroleum Corp 954,400
1,952 Matador Resources Co 110,991
2,520 Murphy Oil Corp 107,503
146 (a) Nabors Industries Ltd 11,918
75 Nacco Industries, Inc (Class A) 2,738
790 (b) New Fortress Energy, Inc 29,807
2,497 (a) Newpark Resources, Inc 16,580
555 (a),(b) NextDecade Corp 2,647
1,670 Noble Corp plc 80,427
3,490 Nordic American Tankers Ltd 14,658
757 Northern Oil and Gas, Inc 28,062
6,945 NOV, Inc 140,845
11,375 Occidental Petroleum Corp 679,201
1,532 (a) Oceaneering International, Inc 32,601
1,209 (a) Oil States International, Inc 8,209
9,275 ONEOK, Inc 651,291
854 Overseas Shipholding Group, Inc 4,501
4,162 Ovintiv, Inc 182,795
677 (a) Par Pacific Holdings, Inc 24,622
5,496 Patterson-UTI Energy, Inc 59,357
1,808 PBF Energy, Inc 79,480
1,975 Peabody Energy Corp 48,032
4,021 Permian Resources Corp 54,686
7,496 Phillips 66 998,017
3,842 Pioneer Natural Resources Co 863,989
1,367 (a) ProPetro Holding Corp 11,455
4,095 Range Resources Corp 124,652
475 Ranger Energy Services, Inc 4,859
276 (a) Rex American Resources Corp 13,055
151 Riley Exploration Permian, Inc 4,113
1,348 (a),(b) Ring Energy, Inc 1,968
1,202 RPC, Inc 8,751
532 SandRidge Energy, Inc 7,272
23,597 Schlumberger Ltd 1,227,988
828 Scorpio Tankers, Inc 50,342
649 (a) SEACOR Marine Holdings, Inc 8,171
739 (a) Seadrill Ltd 34,940
988 Select Water Solutions, Inc 7,499
1,567 SFL Corp Ltd 17,676
185 (a) SilverBow Resources, Inc 5,380
1,209 Sitio Royalties Corp 28,424
1,884 SM Energy Co 72,948
678 Solaris Oilfield Infrastructure, Inc 5,397
18,509 (a) Southwestern Energy Co 121,234
1,711 (a) Talos Energy, Inc 24,348

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
3,682 Targa Resources Corp $ 319,855
6,806 TechnipFMC plc 137,073
1,069 (a) Teekay Corp 7,643
376 Teekay Tankers Ltd 18,789
8,487 (a),(b) Tellurian, Inc 6,413
2,062 (a) Tetra Technologies, Inc 9,320
101 Texas Pacific Land Corp 158,817
854 (a) Tidewater, Inc 61,582
4,698 (a),(b) Uranium Energy Corp 30,067
1,387 (a) US Silica Holdings, Inc 15,687
1,000 Vaalco Energy, Inc 4,490
993 (a) Valaris Ltd 68,090
5,726 Valero Energy Corp 744,380
916 (a) Vertex Energy, Inc 3,105
279 (a) Vital Energy, Inc 12,692
433 Vitesse Energy, Inc 9,478
2,083 W&T Offshore, Inc 6,791
1,187 (a) Weatherford International plc 116,124
20,367 Williams Cos, Inc 709,383
1,068 World Fuel Services Corp 24,329
TOTAL ENERGY 30,842,767
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
1,492 Acadia Realty Trust 25,349
1,175 Agree Realty Corp 73,966
1,192 Alexander & Baldwin, Inc 22,672
57 Alexander's, Inc 12,173
2,778 Alexandria Real Estate Equities, Inc 352,167
357 Alpine Income Property Trust, Inc 6,037
714 American Assets Trust, Inc 16,072
4,773 American Homes 4 Rent 171,637
7,738 American Tower Corp 1,670,479
4,437 Americold Realty Trust, Inc 134,308
2,744 Apartment Income REIT Corp 95,299
1,848 (a) Apartment Investment and Management Co 14,470
4,063 Apple Hospitality REIT, Inc 67,486
1,769 Armada Hoffler Properties, Inc 21,883
2,397 AvalonBay Communities, Inc 448,766
2,732 Boston Properties, Inc 191,704
1,429 Braemar Hotels & Resorts, Inc 3,572
2,649 Brandywine Realty Trust 14,305
5,352 Brixmor Property Group, Inc 124,541
2,559 Broadstone Net Lease, Inc 44,066
572 BRT Apartments Corp 10,633
1,599 Camden Property Trust 158,765
1,679 CareTrust REIT, Inc 37,576
493 CBL & Associates Properties, Inc 12,039
275 Centerspace 16,005
919 Chatham Lodging Trust 9,852
707 City Office REIT, Inc 4,320
588 Clipper Realty, Inc 3,175
544 Community Healthcare Trust, Inc 14,492
2,132 Corporate Office Properties Trust 54,643
2,578 Cousins Properties, Inc 62,774
7,361 Crown Castle, Inc 847,914
273 CTO Realty Growth, Inc 4,731
3,658 CubeSmart 169,548
3,453 DiamondRock Hospitality Co 32,424
4,847 Digital Realty Trust, Inc 652,309
5,068 Diversified Healthcare Trust 18,954
2,632 Douglas Emmett, Inc 38,164
1,427 Easterly Government Properties, Inc 19,179
673 EastGroup Properties, Inc 123,522

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
3,012 Empire State Realty Trust, Inc $ 29,186
1,375 EPR Properties 66,619
1,553 Equinix, Inc 1,250,771
1,868 Equity Commonwealth 35,866
3,060 Equity Lifestyle Properties, Inc 215,852
6,079 Equity Residential 371,792
1,947 Essential Properties Realty Trust, Inc 49,765
1,143 Essex Property Trust, Inc 283,395
3,444 Extra Space Storage, Inc 552,177
729 Farmland Partners, Inc 9,098
1,347 Federal Realty Investment Trust 138,808
1,998 First Industrial Realty Trust, Inc 105,235
1,235 Four Corners Property Trust, Inc 31,245
3,874 Gaming and Leisure Properties, Inc 191,182
763 Getty Realty Corp 22,295
475 Gladstone Commercial Corp 6,289
687 Gladstone Land Corp 9,927
1,151 Global Medical REIT, Inc 12,776
3,106 Global Net Lease, Inc 30,905
6,024 Healthcare Realty Trust, Inc 103,794
9,296 Healthpeak Properties, Inc 184,061
1,796 Highwoods Properties, Inc 41,236
12,302 Host Marriott Corp 239,520
2,438 Hudson Pacific Properties, Inc 22,698
3,525 Independence Realty Trust, Inc 53,932
439 Innovative Industrial Properties, Inc 44,260
1,140 InvenTrust Properties Corp 28,888
10,054 Invitation Homes, Inc 342,942
4,580 Iron Mountain, Inc 320,508
2,053 JBG SMITH Properties 34,922
1,970 Kilroy Realty Corp 78,485
10,503 Kimco Realty Corp 223,819
3,663 Kite Realty Group Trust 83,736
1,519 Lamar Advertising Co 161,439
5,428 Lexington Realty Trust 53,846
917 LTC Properties, Inc 29,454
3,615 Macerich Co 55,779
1,437 Mack-Cali Realty Corp 22,604
9,560 Medical Properties Trust, Inc 46,940
1,928 Mid-America Apartment Communities, Inc 259,239
885 National Health Investors, Inc 49,427
2,497 National Retail Properties, Inc 107,621
1,216 National Storage Affiliates Trust 50,428
213 (a) NET Lease Office Properties 3,936
1,149 NETSTREIT Corp 20,510
990 NexPoint Diversified Real Estate Trust 7,870
478 NexPoint Residential Trust, Inc 16,458
965 Office Properties Income Trust 7,064
3,987 Omega Healthcare Investors, Inc 122,241
254 One Liberty Properties, Inc 5,565
1,512 Orion Office REIT, Inc 8,649
2,712 Outfront Media, Inc 37,860
3,099 Paramount Group, Inc 16,022
4,260 Park Hotels & Resorts, Inc 65,178
554 Peakstone Realty Trust 11,041
2,135 Pebblebrook Hotel Trust 34,117
1,776 Phillips Edison & Co, Inc 64,788
3,336 Physicians Realty Trust 44,402
2,219 Piedmont Office Realty Trust, Inc 15,777
445 Plymouth Industrial REIT, Inc 10,711
255 Postal Realty Trust, Inc 3,713
1,459 PotlatchDeltic Corp 71,637
15,363 Prologis, Inc 2,047,888

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
2,624 Public Storage, Inc $ 800,320
2,525 Rayonier, Inc 84,360
11,479 Realty Income Corp 659,124
3,005 Regency Centers Corp 201,335
2,533 Retail Opportunity Investments Corp 35,538
2,780 Rexford Industrial Realty, Inc 155,958
3,244 RLJ Lodging Trust 38,020
1,201 RPT Realty 15,409
875 Ryman Hospitality Properties, Inc 96,303
3,697 Sabra Health Care REIT, Inc 52,756
571 Safehold, Inc 13,361
370 Saul Centers, Inc 14,530
1,869 SBA Communications Corp 474,147
2,237 Service Properties Trust 19,104
5,468 Simon Property Group, Inc 779,956
2,580 SITE Centers Corp 35,165
1,292 SL Green Realty Corp 58,360
2,053 Spirit Realty Capital, Inc 89,696
2,713 STAG Industrial, Inc 106,512
427 (a) Star Holdings 6,396
2,137 Summit Hotel Properties, Inc 14,361
1,974 Sun Communities, Inc 263,825
4,344 Sunstone Hotel Investors, Inc 46,611
1,735 Tanger Factory Outlet Centers, Inc 48,094
1,413 Terreno Realty Corp 88,553
5,209 UDR, Inc 199,453
567 UMH Properties, Inc 8,686
3,661 Uniti Group, Inc 21,161
198 Universal Health Realty Income Trust 8,564
2,537 Urban Edge Properties 46,427
6,969 Ventas, Inc 347,335
16,059 VICI Properties, Inc 511,961
3,062 Vornado Realty Trust 86,502
1,848 Washington REIT 26,981
8,514 (d) Welltower, Inc 767,707
12,145 Weyerhaeuser Co 422,282
550 Whitestone REIT 6,760
3,203 WP Carey, Inc 207,586
2,302 Xenia Hotels & Resorts, Inc 31,353
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,360,711
FINANCIAL SERVICES - 7 .8%
906 (a) Acacia Research (Acacia Technologies) 3,552
125 AFC Gamma, Inc 1,504
595 Affiliated Managers Group, Inc 90,095
3,788 (a) Affirm Holdings, Inc 186,142
8,788 AGNC Investment Corp 86,210
243 Alerus Financial Corp 5,441
4,886 Ally Financial, Inc 170,619
288 A-Mark Precious Metals, Inc 8,712
9,778 American Express Co 1,831,811
1,702 Ameriprise Financial, Inc 646,471
253 Angel Oak Mortgage REIT, Inc 2,682
7,406 Annaly Capital Management, Inc 143,454
2,943 Apollo Commercial Real Estate Finance, Inc 34,551
8,457 Apollo Global Management, Inc 788,108
2,387 Arbor Realty Trust, Inc 36,235
645 Ares Commercial Real Estate Corp 6,682
2,484 Ares Management Corp 295,397
281 ARMOUR Residential REIT, Inc 5,429
870 Artisan Partners Asset Management, Inc 38,437
253 (a) AssetMark Financial Holdings, Inc 7,577
123 (a) Atlanticus Holdings Corp 4,756

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
2,445 (a) AvidXchange Holdings, Inc $ 30,294
1,049 (a) Bakkt Holdings, Inc 2,339
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 11,405
12,740 Bank of New York Mellon Corp 663,117
30,239 (a) Berkshire Hathaway, Inc 10,785,042
5,076 BGC Group, Inc 36,649
2,453 BlackRock, Inc 1,991,345
2,460 Blackstone Mortgage Trust, Inc 52,324
11,884 Blackstone, Inc 1,555,853
8,961 (a) Block, Inc 693,133
7,061 Blue Owl Capital, Inc 105,209
829 Bread Financial Holdings, Inc 27,307
642 Brightsphere Investment Group, Inc 12,301
1,289 BrightSpire Capital, Inc 9,590
1,450 (a) Cannae Holdings, Inc 28,290
923 (a) Cantaloupe, Inc 6,839
6,220 Capital One Financial Corp 815,566
3,299 Carlyle Group, Inc 134,236
222 Cass Information Systems, Inc 10,001
1,760 Cboe Global Markets, Inc 314,266
24,493 Charles Schwab Corp 1,685,118
152 Chicago Atlantic Real Estate Finance, Inc 2,459
3,066 Chimera Investment Corp 15,299
1,435 Claros Mortgage Trust, Inc 19,559
6,023 CME Group, Inc 1,268,444
461 Cohen & Steers, Inc 34,912
2,786 (a) Coinbase Global, Inc 484,541
797 Compass Diversified Trust 17,893
326 (a) Consumer Portfolio Services, Inc 3,055
3,855 Corebridge Financial, Inc 83,499
125 (a) Credit Acceptance Corp 66,591
49 Diamond Hill Investment Group, Inc 8,114
4,144 Discover Financial Services 465,786
461 (a) Donnelley Financial Solutions, Inc 28,753
258 Dynex Capital, Inc 3,230
718 Ellington Financial, Inc 9,126
375 Enact Holdings, Inc 10,834
502 (a) Encore Capital Group, Inc 25,477
629 (a) Enova International, Inc 34,821
5,544 Equitable Holdings, Inc 184,615
1,785 Essent Group Ltd 94,141
849 (a) Euronet Worldwide, Inc 86,165
638 Evercore Partners, Inc (Class A) 109,130
941 EVERTEC, Inc 38,525
649 Factset Research Systems, Inc 309,605
139 Federal Agricultural Mortgage Corp (FAMC) 26,580
10,055 Fidelity National Information Services, Inc 604,004
335 (a) Finance Of America Cos, Inc 369
737 FirstCash Holdings, Inc 79,883
9,965 (a) Fiserv, Inc 1,323,751
1,210 (a) FleetCor Technologies, Inc 341,958
1,440 (a) Flywire Corp 33,336
2,063 (a) Forge Global Holdings, Inc 7,076
1,010 Franklin BSP Realty Trust, Inc 13,645
4,751 Franklin Resources, Inc 141,532
257 GCM Grosvenor, Inc 2,303
4,363 Global Payments, Inc 554,101
5,372 Goldman Sachs Group, Inc 2,072,356
938 Granite Point Mortgage Trust, Inc 5,572
905 (a) Green Dot Corp 8,960
562 Hamilton Lane, Inc 63,753
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 45,645
796 Houlihan Lokey, Inc 95,448

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
280 (a) I3 Verticals, Inc $ 5,928
1,485 Interactive Brokers Group, Inc (Class A) 123,107
9,352 Intercontinental Exchange, Inc 1,201,077
339 (a) International Money Express, Inc 7,489
6,004 Invesco Ltd 107,111
366 Invesco Mortgage Capital, Inc 3,243
1,263 Jack Henry & Associates, Inc 206,387
1,210 Jackson Financial, Inc 61,952
2,653 Janus Henderson Group plc 79,988
3,680 Jefferies Financial Group, Inc 148,709
10,588 KKR & Co, Inc 877,216
648 KKR Real Estate Finance Trust, Inc 8,573
1,766 Ladder Capital Corp 20,327
1,898 Lazard Ltd (Class A) 66,050
1,618 (a) LendingClub Corp 14,141
196 (a) LendingTree, Inc 5,943
1,343 LPL Financial Holdings, Inc 305,694
644 MarketAxess Holdings, Inc 188,595
7,301 (a) Marqeta, Inc 50,961
13,855 Mastercard, Inc (Class A) 5,909,296
232 Merchants Bancorp 9,879
2,131 MFA Financial, Inc 24,016
5,143 MGIC Investment Corp 99,208
877 Moelis & Co 49,226
2,637 Moody's Corp 1,029,907
20,030 Morgan Stanley 1,867,798
392 Morningstar, Inc 112,206
1,135 (a) Mr Cooper Group, Inc 73,911
1,280 MSCI, Inc (Class A) 724,032
6,030 Nasdaq Stock Market, Inc 350,584
1,245 Navient Corp 23,182
1,156 (a) NCR Corp ATM 28,079
212 Nelnet, Inc (Class A) 18,703
410 (a) NerdWallet, Inc 6,035
1,613 New York Mortgage Trust, Inc 13,759
298 (b) NewtekOne, Inc 4,112
131 Nexpoint Real Estate Finance, Inc 2,063
1,272 (a) NMI Holdings, Inc 37,753
3,378 Northern Trust Corp 285,036
148 (a) Ocwen Financial Corp 4,553
1,689 OneMain Holdings, Inc 83,099
1,687 (a) Open Lending Corp 14,356
402 Orchid Island Capital, Inc 3,389
600 P10, Inc 6,132
3,227 (a) Pagseguro Digital Ltd 40,241
245 Patria Investments Ltd 3,800
3,424 (a) Payoneer Global, Inc 17,839
18,603 (a) PayPal Holdings, Inc 1,142,410
652 (a) Paysafe Ltd 8,339
1,316 (a),(b) Paysign Inc 3,685
399 PennyMac Financial Services, Inc 35,260
1,723 PennyMac Mortgage Investment Trust 25,759
904 Perella Weinberg Partners 11,056
273 Piper Jaffray Cos 47,740
397 PJT Partners, Inc 40,442
719 (a) PRA Group, Inc 18,838
675 (a) PROG Holdings, Inc 20,864
2,506 Radian Group, Inc 71,546
3,182 Raymond James Financial, Inc 354,793
1,941 Ready Capital Corp 19,895
1,612 Redwood Trust, Inc 11,945
143 Regional Management Corp 3,586
2,189 (a) Remitly Global, Inc 42,510

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,337 (a) Repay Holdings Corp $ 11,418
6,918 Rithm Capital Corp 73,884
10,926 (a) Robinhood Markets, Inc 139,197
2,233 (a) Rocket Cos, Inc 32,334
5,289 S&P Global, Inc 2,329,910
1,617 SEI Investments Co 102,760
854 (a) Shift4 Payments, Inc 63,486
184 Silvercrest Asset Management Group, Inc 3,128
4,701 SLM Corp 89,883
15,128 (a),(b) SoFi Technologies, Inc 150,524
5,018 Starwood Property Trust, Inc 105,478
5,392 State Street Corp 417,664
809 StepStone Group, Inc 25,750
1,929 Stifel Financial Corp 133,390
4,668 (a) StoneCo Ltd 84,164
361 (a) StoneX Group, Inc 26,653
474 (a) SWK Holdings Corp 8,309
6,722 Synchrony Financial 256,713
3,710 T Rowe Price Group, Inc 399,530
143 TFS Financial Corp 2,101
5,745 (a) Toast, Inc 104,904
867 TPG RE Finance Trust, Inc 5,636
830 TPG, Inc 35,831
1,734 Tradeweb Markets, Inc 157,586
1,156 Two Harbors Investment Corp 16,103
1,255 (a),(b) Upstart Holdings, Inc 51,279
1,161 (b) UWM Holdings Corp 8,301
208 (a) Velocity Financial, Inc 3,582
84 Victory Capital Holdings, Inc 2,893
1,409 Virtu Financial, Inc 28,546
115 Virtus Investment Partners, Inc 27,802
26,583 Visa, Inc (Class A) 6,920,884
1,567 Voya Financial, Inc 114,328
543 Walker & Dunlop, Inc 60,278
384 Waterstone Financial, Inc 5,453
6,792 Western Union Co 80,961
739 (a) WEX, Inc 143,772
1,867 WisdomTree, Inc 12,938
90 (a) World Acceptance Corp 11,748
5,393 XP, Inc 140,596
TOTAL FINANCIAL SERVICES 60,761,985
FOOD, BEVERAGE & TOBACCO - 2 .7%
176 Alico, Inc 5,118
29,271 Altria Group, Inc 1,180,792
8,894 Archer-Daniels-Midland Co 642,325
1,190 B&G Foods, Inc (Class A) 12,495
980 (a),(b) Beyond Meat, Inc 8,722
157 (a) Boston Beer Co, Inc (Class A) 54,258
349 (a),(b) BRC, Inc 1,267
711 Brown-Forman Corp (Class A) 42,368
3,077 Brown-Forman Corp (Class B) 175,697
2,310 (a) Bunge Global S.A. 233,194
345 Calavo Growers, Inc 10,146
486 Cal-Maine Foods, Inc 27,892
3,182 Campbell Soup Co 137,558
2,436 (a) Celsius Holdings, Inc 132,811
64,337 Coca-Cola Co 3,791,379
72 Coca-Cola Consolidated Inc 66,845
7,729 ConAgra Brands, Inc 221,513
2,639 Constellation Brands, Inc (Class A) 637,978
2,764 (a) Darling International, Inc 137,758
751 Dole plc 9,230

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
454 (a) Duckhorn Portfolio, Inc $ 4,472
2,984 Flowers Foods, Inc 67,170
499 Fresh Del Monte Produce, Inc 13,099
752 (a) Freshpet, Inc 65,244
9,672 General Mills, Inc 630,034
1,593 (a) Hain Celestial Group, Inc 17,443
2,439 Hershey Co 454,727
4,724 Hormel Foods Corp 151,688
1,093 Ingredion, Inc 118,623
1,388 (a),(b) Ispire Technology, Inc 16,836
277 J&J Snack Foods Corp 46,298
1,619 J.M. Smucker Co 204,609
199 John B Sanfilippo & Son, Inc 20,505
4,228 Kellogg Co 236,387
15,409 Keurig Dr Pepper, Inc 513,428
12,525 Kraft Heinz Co 463,174
2,489 Lamb Weston Holdings, Inc 269,036
364 Lancaster Colony Corp 60,566
302 Limoneira Co 6,230
4,238 McCormick & Co, Inc 289,964
203 MGP Ingredients, Inc 20,000
926 (a) Mission Produce, Inc 9,343
3,002 Molson Coors Brewing Co (Class B) 183,752
22,657 Mondelez International, Inc 1,641,047
12,214 (a) Monster Beverage Corp 703,649
366 (a) National Beverage Corp 18,198
22,726 PepsiCo, Inc 3,859,784
25,727 Philip Morris International, Inc 2,420,396
908 (a) Pilgrim's Pride Corp 25,115
1,006 (a) Post Holdings, Inc 88,588
2,638 Primo Water Corp 39,702
4 Seaboard Corp 14,280
134 (a) Seneca Foods Corp 7,027
1,484 (a) Simply Good Foods Co 58,766
626 (a) Sovos Brands, Inc 13,791
1,555 (a) SunOpta, Inc 8,506
964 (a) TreeHouse Foods, Inc 39,958
190 Turning Point Brands, Inc 5,001
4,889 Tyson Foods, Inc (Class A) 262,784
619 Universal Corp 41,671
803 Utz Brands, Inc 13,041
2,682 Vector Group Ltd 30,253
454 (a) Vita Coco Co, Inc 11,645
420 (a) Vital Farms, Inc 6,590
1,057 (a) WK Kellogg Co 13,889
TOTAL FOOD, BEVERAGE & TOBACCO 20,715,655
HEALTH CARE EQUIPMENT & SERVICES - 5 .2%
4,258 (a) 23andMe Holding Co 3,890
28,682 Abbott Laboratories 3,157,028
1,593 (a) Acadia Healthcare Co, Inc 123,872
1,237 (a) Accolade, Inc 14,856
1,473 (a) Accuray, Inc 4,169
1,314 (a) AdaptHealth Corp 9,579
230 (a) Addus HomeCare Corp 21,355
317 (a) Agiliti, Inc 2,511
4,406 (a),(b) agilon health, Inc 55,295
1,294 (a) Align Technology, Inc 354,556
1,430 (a) Alignment Healthcare, Inc 12,312
1,508 (a) Allscripts Healthcare Solutions, Inc 15,819
996 (a) Alphatec Holdings, Inc 15,050
577 (a) Amedisys, Inc 54,850
12,650 (a) American Well Corp 18,848

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
2,642 AmerisourceBergen Corp $ 542,614
740 (a) AMN Healthcare Services, Inc 55,411
563 (a) Angiodynamics, Inc 4,414
640 (a) Apollo Medical Holdings, Inc 24,512
673 (a) AtriCure, Inc 24,019
27 Atrion Corp 10,227
725 (a) Avanos Medical, Inc 16,262
2,914 (a) Aveanna Healthcare Holdings, Inc 7,810
560 (a) Axogen, Inc 3,825
738 (a) Axonics, Inc 45,926
8,643 Baxter International, Inc 334,138
4,748 Becton Dickinson & Co 1,157,705
497 (a),(b) Beyond Air, Inc 974
23,715 (a) Boston Scientific Corp 1,370,964
2,873 (a) Brookdale Senior Living, Inc 16,721
4,314 (a),(b) Butterfly Network, Inc 4,659
4,154 Cardinal Health, Inc 418,723
373 (a) Castle Biosciences, Inc 8,049
9,083 (a) Centene Corp 674,049
1,866 (a) Certara, Inc 32,823
2,819 (a) Cerus Corp 6,089
223 Chemed Corp 130,399
4,924 Cigna Group 1,474,492
458 (a),(b) ClearPoint Neuro, Inc 3,110
168 (a) Computer Programs & Systems, Inc 1,882
422 Conmed Corp 46,213
810 Cooper Cos, Inc 306,536
163 (a) Corvel Corp 40,295
544 (a) Cross Country Healthcare, Inc 12,316
480 (a) CryoLife, Inc 8,582
210 (a) CVRx, Inc 6,602
21,577 CVS Health Corp 1,703,720
1,050 (a) DaVita, Inc 109,998
485 (a) Definitive Healthcare Corp 4,821
3,750 Dentsply Sirona, Inc 133,462
6,477 (a) DexCom, Inc 803,731
1,250 (a) DocGo, Inc 6,987
1,826 (a) Doximity, Inc 51,201
9,985 (a) Edwards Lifesciences Corp 761,356
3,949 Elevance Health, Inc 1,862,190
985 Embecta Corp 18,646
1,608 Encompass Health Corp 107,286
804 (a) Enhabit, Inc 8,321
653 (a) Enovis Corp 36,581
981 Ensign Group, Inc 110,078
2,830 (a) Envista Holdings Corp 68,090
1,677 (a) Evolent Health, Inc 55,391
2,133 (a),(b) Figs, Inc 14,824
350 (a) Fulgent Genetics, Inc 10,118
6,283 GE HealthCare Technologies, Inc 485,802
710 (a) Glaukos Corp 56,438
2,138 (a) Globus Medical, Inc 113,934
1,770 (a) Guardant Health, Inc 47,878
886 (a) Haemonetics Corp 75,762
3,399 HCA, Inc 920,041
737 (a) Health Catalyst, Inc 6,825
1,338 (a) HealthEquity, Inc 88,709
399 HealthStream, Inc 10,785
2,395 (a) Henry Schein, Inc 181,325
2,089 (a) Hims & Hers Health, Inc 18,592
3,942 (a) Hologic, Inc 281,656
2,058 Humana, Inc 942,173
362 (a) ICU Medical, Inc 36,106

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,356 (a) IDEXX Laboratories, Inc $ 752,648
779 (a) Inari Medical, Inc 50,573
338 (a) InfuSystem Holdings, Inc 3,563
1,218 (a) Inmode Ltd 27,088
200 (a) Innovage Holding Corp 1,200
655 (a) Inogen, Inc 3,596
465 (a) Inspire Medical Systems, Inc 94,595
1,159 (a) Insulet Corp 251,480
572 (a) Integer Holdings Corp 56,674
1,378 (a) Integra LifeSciences Holdings Corp 60,012
5,805 (a) Intuitive Surgical, Inc 1,958,375
96 iRadimed Corp 4,557
477 (a) iRhythm Technologies, Inc 51,058
229 (a) Joint Corp 2,201
1,393 Laboratory Corp of America Holdings 316,615
1,098 (a) Lantheus Holdings, Inc 68,076
236 LeMaitre Vascular, Inc 13,395
1,584 (a) LifeStance Health Group, Inc 12,403
892 (a) LivaNova plc 46,152
849 (a) Masimo Corp 99,511
2,281 McKesson Corp 1,056,057
21,905 Medtronic plc 1,804,534
985 (a) Merit Medical Systems, Inc 74,821
199 (a) ModivCare, Inc 8,754
1,000 (a) Molina Healthcare, Inc 361,310
734 (a),(b) Nano-X Imaging Ltd 4,676
173 National Healthcare Corp 15,989
208 National Research Corp 8,228
3,187 (a) Neogen Corp 64,091
2,015 (a) NeoGenomics, Inc 32,603
613 (a) Nevro Corp 13,192
1,767 (a) Novocure Ltd 26,381
758 (a) Omnicell, Inc 28,524
8,804 (a),(b) Opko Health, Inc 13,294
366 (a) OptimizeRx Corp 5,237
2,503 (a) Option Care Health, Inc 84,326
1,144 (a) OraSure Technologies, Inc 9,381
473 (a) Orthofix Medical, Inc 6,376
333 (a) OrthoPediatrics Corp 10,826
2,672 (a) Outset Medical, Inc 14,456
1,223 (a) Owens & Minor, Inc 23,567
11,740 (a) P3 Health Partners, Inc 16,553
724 (a) Paragon 28, Inc 8,999
1,530 Patterson Cos, Inc 43,529
1,431 (a) Pediatrix Medical Group, Inc 13,308
524 (a) Pennant Group, Inc 7,294
597 (a) Penumbra, Inc 150,169
419 (a) PetIQ, Inc 8,275
771 (a) Phreesia, Inc 17,849
1,445 Premier, Inc 32,310
961 (a) Privia Health Group, Inc 22,132
555 (a) PROCEPT BioRobotics Corp 23,260
1,198 (a) Progyny, Inc 44,542
2,372 (a) Project Roadrunner Parent, Inc 25,072
1,215 (a) Pulmonx Corp 15,491
1,740 Quest Diagnostics, Inc 239,911
828 (a) QuidelOrtho Corp 61,024
727 (a) Quipt Home Medical Corp 3,700
689 (a) RadNet, Inc 23,957
1,441 (a),(b) Repro-Med Systems, Inc 3,538
2,381 Resmed, Inc 409,580
375 (a) RxSight, Inc 15,120
896 (a) Schrodinger, Inc 32,077

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
1,678 Select Medical Holdings Corp $ 39,433
5,090 (a) Sharecare, Inc 5,497
594 (a) Shockwave Medical, Inc 113,193
442 (a) SI-BONE, Inc 9,278
548 (a) Silk Road Medical, Inc 6,724
227 Simulations Plus, Inc 10,158
793 (a) STAAR Surgical Co 24,750
1,629 STERIS plc 358,136
5,937 Stryker Corp 1,777,894
987 (a) Surgery Partners, Inc 31,574
300 (a) SurModics, Inc 10,905
280 (a) Tactile Systems Technology, Inc 4,004
1,069 (a) Tandem Diabetes Care, Inc 31,621
495 (a) Tela Bio, Inc 3,277
2,648 (a) Teladoc Health, Inc 57,064
818 Teleflex, Inc 203,960
1,754 (a) Tenet Healthcare Corp 132,550
495 (a) TransMedics Group, Inc 39,070
533 (a) Treace Medical Concepts, Inc 6,796
159 (a) UFP Technologies, Inc 27,354
15,365 UnitedHealth Group, Inc 8,089,212
1,068 Universal Health Services, Inc (Class B) 162,806
187 US Physical Therapy, Inc 17,417
80 Utah Medical Products, Inc 6,738
587 (a) Varex Imaging Corp 12,034
2,386 (a) Veeva Systems, Inc 459,353
611 (a) Viemed Healthcare, Inc 4,796
3,486 Zimmer Biomet Holdings, Inc 424,246
516 (a) Zimvie, Inc 9,159
374 (a),(b) Zynex, Inc 4,073
TOTAL HEALTH CARE EQUIPMENT & SERVICES 40,628,315
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
2,141 (a) BellRing Brands, Inc 118,676
160 (a) Central Garden & Pet Co 8,018
580 (a) Central Garden and Pet Co (Class A) 25,543
4,218 Church & Dwight Co, Inc 398,854
2,121 Clorox Co 302,433
13,616 Colgate-Palmolive Co 1,085,331
5,109 (a) Coty, Inc 63,454
893 Edgewell Personal Care Co 32,710
785 (a) elf Beauty, Inc 113,307
1,154 Energizer Holdings, Inc 36,559
3,871 Estee Lauder Cos (Class A) 566,134
1,810 (a) Herbalife Ltd 27,620
253 Inter Parfums, Inc 36,434
28,143 Kenvue, Inc 605,919
5,423 Kimberly-Clark Corp 658,949
188 Medifast, Inc 12,637
140 (a) Nature's Sunshine Products, Inc 2,421
938 Nu Skin Enterprises, Inc (Class A) 18,216
61 Oil-Dri Corp of America 4,092
1,877 (a) Olaplex Holdings, Inc 4,767
38,855 Procter & Gamble Co 5,693,812
871 Reynolds Consumer Products, Inc 23,378
741 Spectrum Brands Holdings, Inc 59,109
180 (a) USANA Health Sciences, Inc 9,648
1,168 (a),(b) Waldencast plc 12,778
266 WD-40 Co 63,593
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,984,392
INSURANCE - 2 .2%
10,065 Aflac, Inc 830,362

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
4,494 Allstate Corp $ 629,070
699 (a) AMBAC Financial Group, Inc 11,520
1,426 American Equity Investment Life Holding Co 79,571
1,177 American Financial Group, Inc 139,934
11,942 American International Group, Inc 809,070
299 Amerisafe, Inc 13,987
3,324 Aon plc 967,350
5,924 (a) Arch Capital Group Ltd 439,975
937 Assurant, Inc 157,875
1,117 Assured Guaranty Ltd 83,585
1,011 Axis Capital Holdings Ltd 55,979
1,215 (a) Brighthouse Financial, Inc 64,298
4,079 Brown & Brown, Inc 290,058
891 (a) BRP Group, Inc 21,402
6,812 Chubb Ltd 1,539,512
2,630 Cincinnati Financial Corp 272,100
261 CNA Financial Corp 11,043
1,716 CNO Financial Group, Inc 47,876
428 Donegal Group, Inc (Class A) 5,988
494 (a) eHealth, Inc 4,308
488 Employers Holdings, Inc 19,227
136 (a) Enstar Group Ltd 40,032
638 Everest Re Group Ltd 225,584
311 F&G Annuities & Life, Inc 14,306
4,587 Fidelity National Financial, Inc 234,029
1,838 First American Financial Corp 118,441
3,438 Gallagher (Arthur J.) & Co 773,137
8,098 (a) Genworth Financial, Inc (Class A) 54,095
1,450 Globe Life, Inc 176,494
286 (a) Goosehead Insurance, Inc 21,679
928 (a) Greenlight Capital Re Ltd (Class A) 10,598
667 Hanover Insurance Group, Inc 80,987
4,918 Hartford Financial Services Group, Inc 395,309
121 (b) HCI Group, Inc 10,575
370 (a),(b) Hippo Holdings, Inc 3,374
637 Horace Mann Educators Corp 20,830
23 Investors Title Co 3,729
648 James River Group Holdings Ltd 5,988
1,193 Kemper Corp 58,063
347 Kinsale Capital Group, Inc 116,214
657 (a),(b) Lemonade, Inc 10,597
2,242 Lincoln National Corp 60,467
3,042 Loews Corp 211,693
217 (a) Markel Corp 308,118
8,170 Marsh & McLennan Cos, Inc 1,547,970
1,028 MBIA, Inc 6,291
429 Mercury General Corp 16,006
10,526 Metlife, Inc 696,084
35 National Western Life Group, Inc 16,906
579 (a) NI Holdings, Inc 7,521
4,244 Old Republic International Corp 124,774
2,430 (a) Oscar Health, Inc 22,234
391 (a) Palomar Holdings, Inc 21,700
614 Primerica, Inc 126,337
4,172 Principal Financial Group 328,211
820 ProAssurance Corp 11,308
9,799 Progressive Corp 1,560,785
6,235 Prudential Financial, Inc 646,632
1,153 Reinsurance Group of America, Inc (Class A) 186,532
759 RenaissanceRe Holdings Ltd 148,764
600 RLI Corp 79,872
1,227 (a) Ryan Specialty Holdings, Inc 52,786
227 Safety Insurance Group, Inc 17,250

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
1,030 Selective Insurance Group, Inc $ 102,464
1,153 (a) SiriusPoint Ltd 13,375
351 Stewart Information Services Corp 20,621
433 Tiptree, Inc 8,210
3,845 Travelers Cos, Inc 732,434
628 (a),(b) Trupanion, Inc 19,160
338 United Fire Group, Inc 6,801
503 Universal Insurance Holdings, Inc 8,038
3,169 Unum Group 143,302
3,558 W.R. Berkley Corp 251,622
41 White Mountains Insurance Group Ltd 61,705
1,814 Willis Towers Watson plc 437,537
TOTAL INSURANCE 16,871,661
MATERIALS - 2 .7%
350 (a),(b) 5E Advanced Materials, Inc 493
461 AdvanSix, Inc 13,812
3,629 Air Products & Chemicals, Inc 993,620
1,837 Albemarle Corp 265,410
3,014 Alcoa Corp 102,476
2,222 (a) Allegheny Technologies, Inc 101,034
188 Alpha Metallurgical Resources, Inc 63,717
24,122 Amcor plc 232,536
429 American Vanguard Corp 4,706
1,121 Aptargroup, Inc 138,578
243 Arch Resources, Inc 40,323
271 (a),(c) Ardagh Group S.A. 1,648
1,615 (b) Ardagh Metal Packaging S.A. 6,202
912 Ashland, Inc 76,891
821 (a) Aspen Aerogels, Inc 12,955
1,297 Avery Dennison Corp 262,202
1,490 Avient Corp 61,939
3,718 (a) Axalta Coating Systems Ltd 126,300
605 Balchem Corp 89,994
5,069 Ball Corp 291,569
1,792 Berry Global Group, Inc 120,763
953 Cabot Corp 79,575
235 Caledonia Mining Corp plc 2,867
799 Carpenter Technology Corp 56,569
1,534 Celanese Corp (Series A) 238,338
831 (a) Century Aluminum Co 10,088
3,308 CF Industries Holdings, Inc 262,986
2,584 Chemours Co 81,499
261 (a) Clearwater Paper Corp 9,427
8,514 (a) Cleveland-Cliffs, Inc 173,856
4,597 (a) Coeur Mining, Inc 14,986
1,719 Commercial Metals Co 86,019
532 Compass Minerals International, Inc 13,470
1,802 (a) Constellium SE 35,968
12,062 Corteva, Inc 578,011
1,750 Crown Holdings, Inc 161,157
1,053 (a) Dakota Gold Corp 2,759
1,647 (a),(b) Danimer Scientific, Inc 1,680
11,965 Dow, Inc 656,161
7,613 DuPont de Nemours, Inc 585,668
591 Eagle Materials, Inc 119,878
2,121 Eastman Chemical Co 190,508
4,005 Ecolab, Inc 794,392
868 (a) Ecovyst, Inc 8,480
3,499 Element Solutions, Inc 80,967
2,023 FMC Corp 127,550
23,478 Freeport-McMoRan, Inc (Class B) 999,458
400 FutureFuel Corp 2,432

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
25,588 (a),(b) Ginkgo Bioworks Holdings, Inc $ 43,244
658 (a) Glatfelter Corp 1,277
4,828 Graphic Packaging Holding Co 119,010
395 Greif, Inc (Class A) 25,908
87 Greif, Inc (Class B) 5,743
784 H.B. Fuller Co 63,825
284 Hawkins, Inc 19,999
193 Haynes International, Inc 11,011
9,435 Hecla Mining Co 45,382
3,269 Huntsman Corp 82,150
2,702 (a),(b) i-80 Gold Corp 4,756
749 (a) Ingevity Corp 35,368
373 Innospec, Inc 45,969
4,277 International Flavors & Fragrances, Inc 346,309
5,992 International Paper Co 216,611
149 (a) Intrepid Potash, Inc 3,560
806 (a) Ivanhoe Electric, Inc 8,124
261 Kaiser Aluminum Corp 18,581
749 (a) Knife River Corp 49,569
315 Koppers Holdings, Inc 16,134
357 Kronos Worldwide, Inc 3,549
8,118 Linde plc 3,334,144
2,677 (a),(b) Livent Corp 48,132
1,222 Louisiana-Pacific Corp 86,554
542 (a) LSB Industries, Inc 5,046
4,182 LyondellBasell Industries NV 397,625
1,026 Martin Marietta Materials, Inc 511,882
300 Materion Corp 39,039
741 Minerals Technologies, Inc 52,841
5,590 Mosaic Co 199,731
1,500 (a) MP Materials Corp 29,775
371 Myers Industries, Inc 7,253
95 NewMarket Corp 51,854
19,094 Newmont Goldcorp Corp 790,301
3,868 (a) Novagold Resources, Inc 14,466
4,265 Nucor Corp 742,281
2,868 (a) O-I Glass, Inc 46,978
2,013 Olin Corp 108,601
163 Olympic Steel, Inc 10,872
1,636 (a),(b) Origin Materials, Inc 1,368
1,050 Orion S.A. 29,116
1,523 Packaging Corp of America 248,112
499 Pactiv Evergreen, Inc 6,841
2,514 (a) Perimeter Solutions S.A. 11,564
282 (a),(b) Piedmont Lithium, Inc 7,961
3,891 PPG Industries, Inc 581,899
201 Quaker Chemical Corp 42,897
74 Ramaco Resources, Inc 985
376 Ramaco Resources, Inc 6,460
564 (a) Ranpak Holdings Corp 3,282
877 (a) Rayonier Advanced Materials, Inc 3,552
938 Reliance Steel & Aluminum Co 262,340
1,158 Royal Gold, Inc 140,072
2,211 RPM International, Inc 246,814
272 Ryerson Holding Corp 9,433
421 Schnitzer Steel Industries, Inc (Class A) 12,697
1,019 Schweitzer-Mauduit International, Inc 15,601
716 Scotts Miracle-Gro Co (Class A) 45,645
2,582 Sealed Air Corp 94,295
804 Sensient Technologies Corp 53,064
3,936 Sherwin-Williams Co 1,227,638
1,204 Silgan Holdings, Inc 54,481
1,617 Sonoco Products Co 90,342

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
1,339 Southern Copper Corp $ 115,248
3,317 SSR Mining, Inc 35,691
2,783 Steel Dynamics, Inc 328,672
410 Stepan Co 38,765
2,029 (a) Summit Materials, Inc 78,035
1,010 SunCoke Energy, Inc 10,847
619 Sylvamo Corp 30,399
717 (a) TimkenSteel Corp 16,814
394 Tredegar Corp 2,132
716 Trimas Corp 18,136
733 Trinseo plc 6,135
1,767 Tronox Holdings plc 25,021
30 United States Lime & Minerals, Inc 6,911
3,441 United States Steel Corp 167,405
2,163 Vulcan Materials Co 491,023
816 Warrior Met Coal, Inc 49,752
559 Westlake Chemical Corp 78,238
4,393 Westrock Co 182,397
702 Worthington Industries, Inc 40,400
702 (a) WORTHINGTON STEEL INC 19,726
TOTAL MATERIALS 20,963,577
MEDIA & ENTERTAINMENT - 7 .0%
988 (a) Advantage Solutions, Inc 3,577
83,448 (a) Alphabet, Inc 11,760,327
98,394 (a) Alphabet, Inc (Class A) 13,744,658
543 (a) AMC Networks, Inc 10,203
170 (a) Atlanta Braves Holdings, Inc 7,273
632 (a) Atlanta Braves Holdings, Inc 25,015
380 (a) Boston Omaha Corp 5,977
1,441 (a) Bumble, Inc 21,240
92 Cable One, Inc 51,206
1,657 (a) Cargurus, Inc 40,033
1,131 (a) Cars.com, Inc 21,455
1,671 (a) Charter Communications, Inc 649,484
2,021 (a) Cinemark Holdings, Inc 28,476
6,287 (a) Clear Channel Outdoor Holdings, Inc 11,442
66,657 Comcast Corp (Class A) 2,922,909
17 (a) Daily Journal Corp 5,794
632 (a) DHI Group, Inc 1,637
4,043 (a) DISH Network Corp (Class A) 23,328
4,486 Electronic Arts, Inc 613,730
1,005 Entravision Communications Corp (Class A) 4,191
1,205 (a) Eventbrite, Inc 10,074
249 (a) EverQuote, Inc 3,048
916 (a) EW Scripps Co (Class A) 7,319
4,745 Fox Corp (Class A) 140,784
2,613 Fox Corp (Class B) 72,249
4,657 (a) fuboTV, Inc 14,809
2,328 (a) Gannett Co, Inc 5,354
1,547 Gray Television, Inc 13,861
1,354 (a) IAC, Inc 70,923
902 (a) IMAX Corp 13,548
556 (a) Integral Ad Science Holding Corp 8,001
6,397 Interpublic Group of Cos, Inc 208,798
693 John Wiley & Sons, Inc (Class A) 21,996
2,046 (a) Liberty Broadband Corp 164,887
365 (a) Liberty Broadband Corp (Class A) 29,434
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 23,076
3,335 (a) Liberty Media Corp-Liberty Formula One (Class C) 210,539
382 (a) Liberty Media Corp-Liberty Live (Class A) 13,962
869 (a) Liberty Media Corp-Liberty Live (Class C) 32,492
2,909 (a) Liberty Media Corp-Liberty SiriusXM 83,721

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
1,463 (a) Liberty Media Corp-Liberty SiriusXM (Class A) $ 42,047
786 (a) Lions Gate Entertainment Corp (Class A) 8,567
1,776 (a) Lions Gate Entertainment Corp (Class B) 18,097
2,523 (a) Live Nation, Inc 236,153
585 (a) Madison Square Garden Entertainment Corp 18,597
336 (a) Madison Square Garden Sports Corp 61,095
2,210 (a) Magnite, Inc 20,641
294 (b) Marcus Corp 4,287
4,748 (a) Match Group, Inc 173,302
278 (a) MediaAlpha, Inc 3,100
36,638 (a) Meta Platforms, Inc 12,968,386
7,175 (a) NetFlix, Inc 3,493,364
2,867 New York Times Co (Class A) 140,454
6,379 News Corp (Class A) 156,604
1,884 News Corp (Class B) 48,456
582 Nexstar Media Group, Inc 91,228
1,900 (a) Nextdoor Holdings, Inc 3,591
3,273 Omnicom Group, Inc 283,147
692 (a) Outbrain, Inc 3,031
89 Paramount Global (Class A) 1,750
9,969 Paramount Global (Class B) 147,442
9,845 (a) Pinterest, Inc 364,659
1,390 (a) Playstudios, Inc 3,767
896 (a) Playtika Holding Corp 7,813
683 (a) PubMatic, Inc 11,140
1,085 (a) QuinStreet, Inc 13,910
378 (a) Reservoir Media, Inc 2,695
7,676 (a) ROBLOX Corp 350,947
2,026 (a) Roku, Inc 185,703
438 Scholastic Corp 16,513
366 Shutterstock, Inc 17,670
862 Sinclair, Inc 11,232
12,646 (b) Sirius XM Holdings, Inc 69,174
496 (a) Sphere Entertainment Co 16,844
2,335 (a) Spotify Technology S.A. 438,770
1,314 (a) Stagwell, Inc 8,712
2,757 (a) Take-Two Interactive Software, Inc 443,739
378 (a) TechTarget, Inc 13,177
2,032 TEGNA, Inc 31,090
380 (a) Thryv Holdings, Inc 7,733
749 (a) TKO Group Holdings, Inc 61,103
1,758 (a) TripAdvisor, Inc 37,850
1,632 (a) TrueCar, Inc 5,647
2,350 (a) Vimeo, Inc 9,212
448 (a) Vivid Seats, Inc 2,831
30,376 Walt Disney Co 2,742,649
37,145 (a) Warner Bros Discovery, Inc 422,710
736 (a) WideOpenWest, Inc 2,981
1,209 (a) Yelp, Inc 57,234
795 (a) Ziff Davis, Inc 53,416
1,228 (a) ZipRecruiter, Inc 17,069
4,927 (a) ZoomInfo Technologies, Inc 91,100
TOTAL MEDIA & ENTERTAINMENT 54,543,259
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .3%
1,510 (a) 10X Genomics, Inc 84,500
646 (a),(b) 2seventy bio, Inc 2,758
684 (a) 4D Molecular Therapeutics, Inc 13,858
1,031 (a) 89bio, Inc 11,516
306 (a),(b) Aadi Bioscience, Inc 618
29,259 AbbVie, Inc 4,534,267
2,077 (a) Acadia Pharmaceuticals, Inc 65,031
997 (a) Aclaris Therapeutics, Inc 1,047

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
488 (a),(b) Actinium Pharmaceuticals, Inc $ 2,479
2,888 (a) Adaptive Biotechnologies Corp 14,151
441 (a),(b) Adicet Bio, Inc 833
3,230 (a) ADMA Biologics, Inc 14,600
190 (a) Aerovate Therapeutics, Inc 4,300
6,443 (a) Agenus, Inc 5,334
4,920 Agilent Technologies, Inc 684,028
1,081 (a) Agios Pharmaceuticals, Inc 24,074
706 (a) Akero Therapeutics, Inc 16,485
144 (a) Akoya Biosciences, Inc 703
717 (a),(b) Aldeyra Therapeutics, Inc 2,517
1,021 (a) Alector, Inc 8,148
2,871 (a) Alkermes plc 79,642
1,128 (a) Allakos, Inc 3,079
1,319 (a) Allogene Therapeutics, Inc 4,234
2,045 (a) Alnylam Pharmaceuticals, Inc 391,433
725 (a) Alpine Immune Sciences, Inc 13,818
827 (a) Altimmune, Inc 9,304
1,052 (a) ALX Oncology Holdings, Inc 15,664
8,934 Amgen, Inc 2,573,171
4,499 (a) Amicus Therapeutics, Inc 63,841
2,013 (a) Amneal Pharmaceuticals, Inc 12,219
552 (a) Amphastar Pharmaceuticals, Inc 34,141
760 (a) Amylyx Pharmaceuticals, Inc 11,187
305 (a) AnaptysBio, Inc 6,533
1,126 (a),(b) Anavex Life Sciences Corp 10,483
121 (a) ANI Pharmaceuticals, Inc 6,672
216 (a) Anika Therapeutics, Inc 4,895
1,130 (a) Annexon, Inc 5,130
1,622 (a) Apellis Pharmaceuticals, Inc 97,093
1,513 (a),(b) Arbutus Biopharma Corp 3,782
630 (a) Arcellx, Inc 34,965
607 (a) Arcturus Therapeutics Holdings, Inc 19,139
799 (a) Arcus Biosciences, Inc 15,261
576 (a) Arcutis Biotherapeutics, Inc 1,860
3,415 (a) Ardelyx, Inc 21,173
1,723 (a) Arrowhead Pharmaceuticals, Inc 52,724
937 (a) Arvinas, Inc 38,567
822 (a) Assertio Holdings, Inc 880
425 (a) Astria Therapeutics, Inc 3,264
1,067 (a) Atea Pharmaceuticals, Inc 3,254
338 (a) Aura Biosciences, Inc 2,995
2,219 (a) Aurinia Pharmaceuticals, Inc 19,949
10,369 (a) Avantor, Inc 236,724
989 (a) Avid Bioservices, Inc 6,428
1,080 (a) Avidity Biosciences, Inc 9,774
414 (a) Avita Medical, Inc 5,680
533 (a),(b) Axsome Therapeutics, Inc 42,421
1,068 (a),(b) Beam Therapeutics, Inc 29,071
824 (a) BioAtla, Inc 2,027
2,996 (a) BioCryst Pharmaceuticals, Inc 17,946
2,349 (a) Biogen, Inc 607,851
958 (a) Biohaven Ltd 41,002
571 (a) BioLife Solutions, Inc 9,279
3,188 (a) BioMarin Pharmaceutical, Inc 307,387
334 (a),(b) Biomea Fusion, Inc 4,850
379 (a) Bio-Rad Laboratories, Inc (Class A) 122,375
2,628 Bio-Techne Corp 202,776
8,109 (a) BioVie, Inc 10,217
1,786 (a) Bluebird Bio, Inc 2,465
1,085 (a) Blueprint Medicines Corp 100,080
2,146 (a) Bridgebio Pharma, Inc 86,634
34,651 Bristol-Myers Squibb Co 1,777,943

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,252 (a) Brooks Automation, Inc $ 81,555
1,736 Bruker BioSciences Corp 127,561
427 (a) Cabaletta Bio, Inc 9,693
679 (a) Cara Therapeutics, Inc 504
831 (a) CareDx, Inc 9,972
983 (a) Caribou Biosciences, Inc 5,633
525 (b) Carisma Therapeutics, Inc 1,538
656 (a),(b) Cassava Sciences, Inc 14,767
2,958 (a) Catalent, Inc 132,903
2,132 (a) Catalyst Pharmaceuticals, Inc 35,839
422 (a) Celcuity, Inc 6,149
777 (a) Celldex Therapeutics, Inc 30,816
397 (a) Century Therapeutics, Inc 1,318
982 (a) Cerevel Therapeutics Holdings, Inc 41,637
837 (a) Charles River Laboratories International, Inc 197,867
854 (a),(c) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 15,366
1,087 (a) Cogent Biosciences, Inc 6,392
773 (a) Collegium Pharmaceutical, Inc 23,793
1,591 (a) Compass Therapeutics, Inc 2,482
1,611 (a) Corcept Therapeutics, Inc 52,325
889 (a),(b) CorMedix, Inc 3,343
899 (a) Crinetics Pharmaceuticals, Inc 31,986
670 (a) CryoPort, Inc 10,378
427 (a) Cullinan Oncology, Inc 4,351
1,438 (a) Cymabay Therapeutics, Inc 33,966
1,861 (a) Cytek Biosciences, Inc 16,972
1,451 (a) Cytokinetics, Inc 121,144
10,904 Danaher Corp 2,522,531
722 (a) Day One Biopharmaceuticals, Inc 10,541
610 (a) Deciphera Pharmaceuticals, Inc 9,839
1,799 (a) Denali Therapeutics, Inc 38,607
578 (a) Design Therapeutics, Inc 1,532
139 (a) Disc Medicine, Inc 8,029
1,903 (a) Dynavax Technologies Corp 26,604
549 (a) Dyne Therapeutics, Inc 7,302
122 (a) Eagle Pharmaceuticals, Inc 638
648 (a) Edgewise Therapeutics, Inc 7,089
1,580 (a) Editas Medicine, Inc 16,005
7,744 (a) Elanco Animal Health, Inc 115,386
14,063 Eli Lilly & Co 8,197,604
301 (a) Enanta Pharmaceuticals, Inc 2,832
352 (a),(b) Enliven Therapeutics, Inc 4,872
380 (a) Entrada Therapeutics, Inc 5,734
1,213 (a) Erasca, Inc 2,584
533 (a) Evolus, Inc 5,612
2,917 (a) Exact Sciences Corp 215,800
5,221 (a) Exelixis, Inc 125,252
625 (a) EyePoint Pharmaceuticals, Inc 14,444
5,370 (a) Fate Therapeutics, Inc 20,084
410 (a) Foghorn Therapeutics, Inc 2,644
1,498 (a) Fortrea Holdings, Inc 52,280
811 (a) Genelux Corp 11,362
744 (a) Generation Bio Co 1,228
7,738 (a) Geron Corp 16,327
20,756 Gilead Sciences, Inc 1,681,444
1,149 (a) Graphite Bio, Inc 3,010
1,676 (a) Gritstone bio, Inc 3,419
2,341 (a) Halozyme Therapeutics, Inc 86,523
405 (a) Harmony Biosciences Holdings, Inc 13,081
367 (a),(b) Harrow Health, Inc 4,110
674 (a) Harvard Bioscience, Inc 3,606
256 (a) HilleVax, Inc 4,109

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,440 (a),(b) Humacyte, Inc $ 4,090
1,296 (a) ICON plc 366,859
735 (a) Icosavax, Inc 11,584
825 (a) Ideaya Biosciences, Inc 29,353
344 (a),(b) IGM Biosciences, Inc 2,859
2,643 (a) Illumina, Inc 368,011
1,915 (a),(b) Immuneering Corp 14,075
2,150 (a),(b) ImmunityBio, Inc 10,793
3,879 (a) Immunogen, Inc 115,012
892 (a) Immunovant, Inc 37,580
3,159 (a) Incyte Corp 198,354
477 (a),(b) Inhibrx, Inc 18,126
1,186 (a) Innoviva, Inc 19,023
608 (a) Inozyme Pharma, Inc 2,590
1,917 (a) Insmed, Inc 59,408
1,443 (a) Intellia Therapeutics, Inc 43,997
1,517 (a) Intra-Cellular Therapies, Inc 108,648
2,335 (a) Ionis Pharmaceuticals, Inc 118,128
4,801 (a) Iovance Biotherapeutics, Inc 39,032
3,053 (a) IQVIA Holdings, Inc 706,403
2,421 (a) Ironwood Pharmaceuticals, Inc 27,696
343 (a) iTeos Therapeutics, Inc 3,756
205 (a),(b) Janux Therapeutics, Inc 2,200
1,000 (a) Jazz Pharmaceuticals plc 123,000
39,767 Johnson & Johnson 6,233,080
390 (a) KalVista Pharmaceuticals, Inc 4,778
568 (a) Karuna Therapeutics, Inc 179,778
1,306 (a) Karyopharm Therapeutics, Inc 1,130
337 (a) Keros Therapeutics, Inc 13,399
1,049 (a) Kezar Life Sciences, Inc 994
561 (a) Kiniksa Pharmaceuticals Ltd 9,840
557 (a) Kodiak Sciences, Inc 1,693
313 (a) Krystal Biotech, Inc 38,831
1,038 (a) Kura Oncology, Inc 14,926
584 (a) Kymera Therapeutics, Inc 14,869
2,837 (a) Larimar Therapeutics, Inc 12,908
1,227 (a),(b) Lexicon Pharmaceuticals, Inc 1,877
305 (a) Ligand Pharmaceuticals, Inc (Class B) 21,783
2,773 (a) Lineage Cell Therapeutics, Inc 3,023
933 (a) Liquidia Corp 11,224
349 (a) Longboard Pharmaceuticals, Inc 2,104
4,483 (a),(b) Lyell Immunopharma, Inc 8,697
1,468 (a) MacroGenics, Inc 14,122
221 (a) Madrigal Pharmaceuticals, Inc 51,135
4,140 (a) MannKind Corp 15,070
1,760 (a) Maravai LifeSciences Holdings, Inc 11,528
764 (a),(b) Marinus Pharmaceuticals, Inc 8,305
1,600 (a) MaxCyte, Inc 7,520
396 (a) Medpace Holdings, Inc 121,386
1,264 (a) MeiraGTx Holdings plc 8,873
42,070 Merck & Co, Inc 4,586,471
49 Mesa Laboratories, Inc 5,134
371 (a) Mettler-Toledo International, Inc 450,008
1,942 (a) MiMedx Group, Inc 17,031
215 (a) Mineralys Therapeutics, Inc 1,849
917 (a) Mirati Therapeutics, Inc 53,874
461 (a) Mirum Pharmaceuticals, Inc 13,609
5,621 (a) Moderna, Inc 559,008
579 (a) Monte Rosa Therapeutics, Inc 3,271
456 (a) Morphic Holding, Inc 13,169
1,296 (a) Myriad Genetics, Inc 24,805
1,592 (a) Natera, Inc 99,723
1,816 (a) Nautilus Biotechnology, Inc 5,430

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,620 (a) Neurocrine Biosciences, Inc $ 213,451
653 (a) NGM Biopharmaceuticals, Inc 561
1,017 (a),(b) Nkarta, Inc 6,712
1,714 (a),(b) Novavax, Inc 8,227
774 (a) Nurix Therapeutics, Inc 7,988
392 (a) Nuvalent, Inc 28,847
4,693 (a) Nuvation Bio, Inc 7,086
1,191 (a) Ocular Therapeutix, Inc 5,312
486 (a) Olema Pharmaceuticals, Inc 6,819
511 (a) Omega Therapeutics, Inc 1,538
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 9,230
287 (a) Oncology Co 1,699
10,000 (a) Optinose, Inc 12,900
1,082 (a) Organogenesis Holdings, Inc 4,425
4,364 Organon & Co 62,929
684 (a) ORIC Pharmaceuticals, Inc 6,293
1,735 (a) Ovid therapeutics, Inc 5,587
4,140 (a) Pacific Biosciences of California, Inc 40,613
686 (a) Pacira BioSciences, Inc 23,146
205 (a) PepGen, Inc 1,394
2,112 PerkinElmer, Inc 230,863
2,396 Perrigo Co plc 77,103
93,944 Pfizer, Inc 2,704,648
326 (a),(b) Phathom Pharmaceuticals, Inc 2,976
293 Phibro Animal Health Corp 3,393
845 (a) Pliant Therapeutics, Inc 15,303
437 (a) PMV Pharmaceuticals, Inc 1,355
1,693 (a) Poseida Therapeutics, Inc 5,688
4,045 (a),(b) Precigen, Inc 5,420
2,993 (a) Prelude Therapeutics, Inc 12,780
817 (a) Prestige Consumer Healthcare, Inc. 50,017
667 (a),(b) Prime Medicine, Inc 5,910
1,100 (a),(b) ProKidney Corp 1,958
892 (a) Protagonist Therapeutics, Inc 20,454
672 (a) Prothena Corp plc 24,420
1,091 (a) PTC Therapeutics, Inc 30,068
3,510 (a) QIAGEN NV 152,439
537 (a) Quanterix Corp 14,682
4,583 (a),(b) Quantum-Si, Inc 9,212
734 (a) Rallybio Corp 1,754
468 (a) RAPT Therapeutics, Inc 11,630
2,378 (a),(b) Recursion Pharmaceuticals, Inc 23,447
1,705 (a) Regeneron Pharmaceuticals, Inc 1,497,484
696 (a) REGENXBIO, Inc 12,493
1,583 (a) Relay Therapeutics, Inc 17,429
918 (a) Repligen Corp 165,056
560 (a) Replimune Group, Inc 4,721
1,255 (a) Revance Therapeutics, Inc 11,031
2,180 (a) REVOLUTION Medicines, Inc 62,522
818 (a) Rhythm Pharmaceuticals, Inc 37,603
5,399 (a) Rigel Pharmaceuticals, Inc 7,829
870 (a) Rocket Pharmaceuticals, Inc 26,074
5,899 (a) Roivant Sciences Ltd 66,246
6,056 Royalty Pharma plc 170,113
944 (a) Sage Therapeutics, Inc 20,456
2,069 (a) Sana Biotechnology, Inc 8,442
3,885 (a) Sangamo Therapeutics Inc 2,111
1,450 (a) Sarepta Therapeutics, Inc 139,824
1,798 (a) Savara, Inc 8,451
1,134 (a) Scholar Rock Holding Corp 21,319
424 (a),(b) scPharmaceuticals, Inc 2,658

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,737 (a) Seer, Inc $ 3,370
842 SIGA Technologies, Inc 4,715
552 (a),(b) Silverback Therapeutics, Inc 3,025
5,548 (a) SomaLogic, Inc 14,036
1,974 (a),(c) Sorrento Therapeutics, Inc 3,819
1,436 (a) Sotera Health Co 24,197
896 (a) SpringWorks Therapeutics, Inc 32,704
622 (a),(b) Stoke Therapeutics, Inc 3,272
1,773 (a) Summit Therapeutics, Inc 4,628
725 (a) Supernus Pharmaceuticals, Inc 20,982
730 (a) Sutro Biopharma, Inc 3,132
1,070 (a) Syndax Pharmaceuticals, Inc 23,123
905 (a),(b) Tango Therapeutics, Inc 8,960
356 (a) Tarsus Pharmaceuticals, Inc 7,209
1,087 (a) Tenaya Therapeutics, Inc 3,522
693 (a),(b) Terns Pharmaceuticals, Inc 4,498
2,359 (a) TG Therapeutics, Inc 40,292
1,031 (a),(b) Theravance Biopharma, Inc 11,588
6,372 Thermo Fisher Scientific, Inc 3,382,194
825 (a) Theseus Pharmaceuticals, Inc 3,341
1,139 (a) Third Harmonic Bio, Inc 12,495
940 (a) Travere Therapeutics, Inc 8,451
941 (a) Twist Bioscience Corp 34,685
356 (a),(b) Tyra Biosciences, Inc 4,931
1,092 (a) Ultragenyx Pharmaceutical, Inc 52,219
751 (a) United Therapeutics Corp 165,137
424 (a),(b) UroGen Pharma Ltd 6,360
819 (a) Vanda Pharmaceuticals, Inc 3,456
1,457 (a) Vaxcyte, Inc 91,500
732 (a) Ventyx Biosciences, Inc 1,808
550 (a) Vera Therapeutics, Inc 8,459
1,155 (a) Veracyte, Inc 31,774
796 (a) Vericel Corp 28,346
4,278 (a) Vertex Pharmaceuticals, Inc 1,740,675
1,693 (a) Verve Therapeutics, Inc 23,600
18,237 Viatris, Inc 197,507
311 (a) Vigil Neuroscience, Inc 1,051
1,580 (a) Viking Therapeutics, Inc 29,404
1,193 (a) Vir Biotechnology, Inc 12,002
609 (a) Viridian Therapeutics, Inc 13,264
908 (a) Vor BioPharma, Inc 2,043
496 (a) Voyager Therapeutics, Inc 4,186
1,029 (a) Waters Corp 338,778
909 (a) WaVe Life Sciences Ltd 4,590
1,264 West Pharmaceutical Services, Inc 445,080
2,079 (a) X4 Pharmaceuticals, Inc 1,743
962 (a) Xencor, Inc 20,423
3,180 (a) Xeris Biopharma Holdings, Inc 7,473
616 (a) Y-mAbs Therapeutics, Inc 4,201
788 (a) Zentalis Pharmaceuticals, Inc 11,938
597 (a) Zevra Therapeutics, Inc 3,910
7,761 Zoetis, Inc 1,531,789
888 (a) Zymeworks, Inc 9,226
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,611,260
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
2,208 (a) Anywhere Real Estate, Inc 17,907
5,065 (a) CBRE Group, Inc 471,501
5,041 (a) Compass, Inc 18,954
2,415 (a) Cushman & Wakefield plc 26,082
2,419 DigitalBridge Group, Inc 42,429
1,408 Douglas Elliman, Inc 4,154
1,235 (b) eXp World Holdings, Inc 19,167

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
240 (a) Forestar Group, Inc $ 7,937
102 (a) FRP Holdings, Inc 6,414
692 (a) Howard Hughes Holdings, Inc 59,201
843 (a) Jones Lang LaSalle, Inc 159,217
2,137 Kennedy-Wilson Holdings, Inc 26,456
406 Marcus & Millichap, Inc 17,734
252 (a) Maui Land & Pineapple Co, Inc 4,004
2,520 Newmark Group, Inc 27,619
8,902 (a) Opendoor Technologies, Inc 39,881
349 Re/Max Holdings, Inc 4,652
1,711 (a) Redfin Corp 17,658
497 RMR Group, Inc 14,030
747 St. Joe Co 44,955
152 (a) Stratus Properties, Inc 4,387
268 (a) Tejon Ranch Co 4,610
181 (a) Transcontinental Realty Investors, Inc 6,255
1,056 (a) Zillow Group, Inc (Class A) 59,896
2,670 (a) Zillow Group, Inc (Class C) 154,486
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,259,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .1%
759 (a) ACM Research, Inc 14,831
26,653 (a) Advanced Micro Devices, Inc 3,928,919
407 (a),(b) Aehr Test Systems 10,798
932 (a) Allegro MicroSystems, Inc 28,212
441 (a) Alpha & Omega Semiconductor Ltd 11,492
567 (a) Ambarella, Inc 34,751
1,455 Amkor Technology, Inc 48,408
8,368 Analog Devices, Inc 1,661,550
14,039 Applied Materials, Inc 2,275,301
320 (a) Atomera, Inc 2,243
510 (a) Axcelis Technologies, Inc 66,142
7,163 Broadcom, Inc 7,995,699
333 (a) Ceva, Inc 7,562
1,003 (a) Cirrus Logic, Inc 83,440
772 (a) Cohu, Inc 27,321
1,608 (a) Credo Technology Group Holding Ltd 31,308
836 (a) Diodes, Inc 67,315
2,193 (a) Enphase Energy, Inc 289,783
2,553 Entegris, Inc 305,900
1,763 (a) First Solar, Inc 303,730
1,150 (a) Formfactor, Inc 47,966
1,173 (a),(b) GLOBALFOUNDRIES, Inc 71,084
434 (a) Ichor Holdings Ltd 14,595
346 (a) Impinj, Inc 31,150
2,044 (a) indie Semiconductor, Inc 16,577
69,881 Intel Corp 3,511,520
173 (a) inTEST Corp 2,353
2,289 KLA Corp 1,330,596
970 Kulicke & Soffa Industries, Inc 53,078
2,204 Lam Research Corp 1,726,305
2,413 (a) Lattice Semiconductor Corp 166,473
799 (a) MACOM Technology Solutions Holdings, Inc 74,267
14,049 Marvell Technology, Inc 847,295
384 (a),(b) Maxeon Solar Technologies Ltd 2,753
1,137 (a) MaxLinear, Inc 27,026
8,819 Microchip Technology, Inc 795,297
18,203 Micron Technology, Inc 1,553,444
1,013 MKS Instruments, Inc 104,207
776 Monolithic Power Systems, Inc 489,485
1,749 (a) Navitas Semiconductor Corp 14,114
85 NVE Corp 6,667
39,426 Nvidia Corp 19,524,544

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
7,238 (a) ON Semiconductor Corp $ 604,590
943 (a) Onto Innovation, Inc 144,185
409 (a) PDF Solutions, Inc 13,145
1,020 (a) Photronics, Inc 31,997
990 Power Integrations, Inc 81,289
1,660 (a) Qorvo, Inc 186,933
18,336 QUALCOMM, Inc 2,651,936
1,794 (a) Rambus, Inc 122,441
1,200 (a) Semtech Corp 26,292
591 (a) Silicon Laboratories, Inc 78,172
272 (a) SiTime Corp 33,206
106 (a),(b) SkyWater Technology, Inc 1,020
2,569 Skyworks Solutions, Inc 288,807
592 (a) SMART Global Holdings, Inc 11,207
653 (a) Synaptics, Inc 74,494
2,512 Teradyne, Inc 272,602
14,877 Texas Instruments, Inc 2,535,933
398 (a) Transphorm, Inc 1,453
789 (a) Ultra Clean Holdings 26,936
754 Universal Display Corp 144,210
729 (a) Veeco Instruments, Inc 22,621
1,949 (a) Wolfspeed, Inc 84,801
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 55,043,771
SOFTWARE & SERVICES - 12 .1%
1,702 (a) 8x8, Inc 6,434
978 A10 Networks, Inc 12,880
10,417 Accenture plc 3,655,429
2,058 (a) ACI Worldwide, Inc 62,975
1,587 Adeia, Inc 19,663
7,596 (a) Adobe, Inc 4,531,774
400 (a) Agilysys, Inc 33,928
2,582 (a) Akamai Technologies, Inc 305,580
790 (a) Alarm.com Holdings, Inc 51,050
641 (a) Alkami Technology, Inc 15,544
708 (a) Altair Engineering, Inc 59,578
994 (a) Alteryx, Inc 46,877
1,940 Amdocs Ltd 170,507
370 American Software, Inc (Class A) 4,181
894 (a) Amplitude, Inc 11,372
1,455 (a) Ansys, Inc 527,990
306 (a) Appfolio, Inc 53,011
674 (a) Appian Corp 25,383
1,093 (a),(b) Applied Digital Corp 7,367
3,312 (a) AppLovin Corp 131,983
1,411 (a) Asana, Inc 26,823
492 (a) Aspentech Corp 108,314
343 (a) Asure Software, Inc 3,265
2,559 (a) Atlassian Corp Ltd 608,684
3,570 (a) Autodesk, Inc 869,224
2,036 (a) AvePoint, Inc 16,716
2,852 Bentley Systems, Inc 148,817
6,383 (a) BigBear.ai Holdings, Inc 13,660
1,087 (a) BigCommerce Holdings, Inc 10,576
1,698 (a) BILL Holdings, Inc 138,540
4,938 (a),(b) Bit Digital, Inc 20,888
860 (a) Blackbaud, Inc 74,562
875 (a) BlackLine, Inc 54,635
2,369 (a) Box, Inc 60,670
862 (a) Braze, Inc 45,798
653 (a) Brightcove, Inc 1,691
1,024 (a),(b) C3.ai, Inc 29,399
4,506 (a) Cadence Design Systems, Inc 1,227,299

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,611 (a) CCC Intelligent Solutions Holdings, Inc $ 29,739
664 (a) Cerence, Inc 13,054
2,239 (a) Ceridian HCM Holding, Inc 150,282
4,767 (a),(b) Cipher Mining, Inc 19,688
2,269 (a) Cleanspark, Inc 25,027
1,277 Clear Secure, Inc 26,370
4,773 (a) Cloudflare, Inc 397,400
8,261 Cognizant Technology Solutions Corp (Class A) 623,953
679 (a) Commvault Systems, Inc 54,218
3,055 (a) Confluent, Inc 71,487
265 (a) Consensus Cloud Solutions, Inc 6,946
164 (a),(b) CoreCard Corp 2,268
485 (a) Couchbase, Inc 10,922
3,559 (a) Crowdstrike Holdings, Inc 908,684
430 (a) CS Disco, Inc 3,264
4,505 (a) Datadog, Inc 546,817
348 (a),(b) Digimarc Corp 12,570
1,549 (a) Digital Turbine, Inc 10,626
1,139 (a),(b) DigitalOcean Holdings, Inc 41,790
3,281 (a) DocuSign, Inc 195,055
895 Dolby Laboratories, Inc (Class A) 77,131
549 (a) Domo, Inc 5,649
1,815 (a) DoubleVerify Holdings, Inc 66,756
4,214 (a) Dropbox, Inc 124,229
3,442 (a) DXC Technology Co 78,718
3,878 (a) Dynatrace, Inc 212,088
3,144 (a) E2open Parent Holdings, Inc 13,802
543 (a) eGain Corp 4,523
1,268 (a) Elastic NV 142,904
349 (a) Enfusion, Inc 3,385
760 (a) EngageSmart, Inc 17,404
884 (a) Envestnet, Inc 43,776
940 (a) EPAM Systems, Inc 279,500
638 (a) Everbridge, Inc 15,510
472 (a) EverCommerce, Inc 5,206
808 (a) Expensify, Inc 1,996
410 (a) Fair Isaac Corp 477,244
1,817 (a) Fastly, Inc 32,343
1,139 (a) Five9, Inc 89,628
10,750 (a) Fortinet, Inc 629,197
2,409 (a) Freshworks, Inc 56,587
1,279 (a) Gartner, Inc 576,970
9,648 Gen Digital, Inc 220,167
1,431 (a) Gitlab, Inc 90,096
671 (a) Globant S.A. 159,685
2,443 (a) GoDaddy, Inc 259,349
699 (a) Grid Dynamics Holdings, Inc 9,318
1,428 (a) Guidewire Software, Inc 155,709
450 Hackett Group, Inc 10,246
1,459 (a) HashiCorp, Inc 34,491
770 (a) HubSpot, Inc 447,016
112 (a) IBEX Holdings Ltd 2,129
477 (a) Informatica, Inc 13,542
412 Information Services Group, Inc 1,940
227 (a) Instructure Holdings, Inc 6,131
291 (a) Intapp, Inc 11,064
539 InterDigital, Inc 58,503
14,989 International Business Machines Corp 2,451,451
4,507 Intuit, Inc 2,817,010
1,086 (a) Jamf Holding Corp 19,613
1,692 (a) Kaltura, Inc 3,299
3,355 (a) Kyndryl Holdings, Inc 69,717
3,520 (a) Liveperson, Inc 13,341

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,208 (a) LiveRamp Holdings, Inc $ 45,759
1,102 (a) Manhattan Associates, Inc 237,283
3,500 (a) Marathon Digital Holdings, Inc 82,215
5,907 (a) Matterport, Inc 15,890
365 (a) MeridianLink, Inc 9,041
123,512 Microsoft Corp 46,445,452
201 (a),(b) MicroStrategy, Inc (Class A) 126,956
781 (a) Mitek Systems, Inc 10,184
704 (a) Model N, Inc 18,959
1,116 (a) MongoDB, Inc 456,277
1,055 (a) N-able, Inc 13,979
1,156 (a) nCino OpCo, Inc 38,876
2,313 (a) NCR Corp 39,113
1,978 (a),(b) NextNav, Inc 8,802
4,029 (a) Nutanix, Inc 192,143
2,511 (a) Okta, Inc 227,321
1,468 (a) Olo, Inc 8,397
710 ON24, Inc 5,595
634 (a) OneSpan, Inc 6,796
25,544 Oracle Corp 2,693,104
1,327 (a) PagerDuty, Inc 30,720
30,894 (a) Palantir Technologies, Inc 530,450
4,989 (a) Palo Alto Networks, Inc 1,471,156
779 (a) Paycor HCM, Inc 16,819
665 (a) Paylocity Holding Corp 109,625
748 Pegasystems, Inc 36,547
509 (a) Perficient, Inc 33,502
682 (a) PowerSchool Holdings, Inc 16,068
1,155 (a) Procore Technologies, Inc 79,949
766 Progress Software Corp 41,594
671 (a) PROS Holdings, Inc 26,028
1,836 (a) PTC, Inc 321,227
877 (a) Q2 Holdings, Inc 38,071
667 (a) Qualys, Inc 130,919
930 (a) Rapid7, Inc 53,103
1,545 (a) Rimini Street, Inc 5,052
1,417 (a) RingCentral, Inc 48,107
3,490 (a) Riot Platforms, Inc 53,990
1,740 Roper Industries, Inc 948,596
15,671 (a) Salesforce, Inc 4,123,667
433 Sapiens International Corp NV 12,531
348 (a),(b) SEMrush Holdings, Inc 4,754
3,422 (a) SentinelOne, Inc 93,900
3,361 (a) ServiceNow, Inc 2,374,513
2,057 (a) Smartsheet, Inc 98,366
5,219 (a) Snowflake, Inc 1,038,581
668 (a) SolarWinds Corp 8,343
2,307 (a) SoundHound AI, Inc 4,891
307 (a) SoundThinking, Inc 7,841
2,439 (a) Splunk, Inc 371,582
1,168 (a) Sprinklr, Inc 14,063
904 (a) Sprout Social, Inc 55,542
599 (a) SPS Commerce, Inc 116,110
519 (a) Squarespace, Inc 17,132
2,522 (a) Synopsys, Inc 1,298,603
1,778 (a) Tenable Holdings, Inc 81,895
1,844 (a) Teradata Corp 80,232
6,742 (a),(b) Terawulf, Inc 16,181
1,255 (a) Thoughtworks Holding, Inc 6,036
7,172 (a) Trade Desk, Inc 516,097
143 (a),(b) Tucows, Inc 3,861
2,852 (a) Twilio, Inc 216,381
718 (a) Tyler Technologies, Inc 300,210

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
6,303 (a) UiPath, Inc $ 156,566
1,098 (a) Unisys Corp 6,171
4,707 (a),(b) Unity Software, Inc 192,469
1,710 (a) Varonis Systems, Inc 77,429
1,154 (a) Verint Systems, Inc 31,193
1,489 (a) VeriSign, Inc 306,674
945 (a) Viant Technology, Inc 6,511
514 (a) Weave Communications, Inc 5,896
3,317 (a) Workday, Inc 915,691
767 (a) Workiva, Inc 77,873
634 (a) Xperi, Inc 6,987
1,753 (a) Yext, Inc 10,325
1,875 (a) Zeta Global Holdings Corp 16,537
4,218 (a) Zoom Video Communications, Inc 303,316
1,411 (a) Zscaler, Inc 312,621
1,687 (a) Zuora, Inc 15,858
TOTAL SOFTWARE & SERVICES 94,128,684
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .8%
380 (a),(b) 908 Devices, Inc 4,264
806 ADTRAN Holdings, Inc 5,916
617 Advanced Energy Industries, Inc 67,204
1,957 (a) Aeva Technologies, Inc 1,483
1,341 (a),(b) Akoustis Technologies, Inc 1,118
9,470 Amphenol Corp (Class A) 938,761
244,897 Apple, Inc 47,150,019
4,063 (a) Arista Networks, Inc 956,877
1,538 (a) Arlo Technologies, Inc 14,642
1,021 (a) Arrow Electronics, Inc 124,817
170 (a) Aviat Networks, Inc 5,552
1,668 Avnet, Inc 84,067
438 Badger Meter, Inc 67,614
126 Bel Fuse, Inc (Class B) 8,413
636 Belden CDT, Inc 49,131
773 Benchmark Electronics, Inc 21,366
909 (a) Calix, Inc 39,714
141 (a) Cambium Networks Corp 846
2,317 CDW Corp 526,700
2,665 (a) Ciena Corp 119,952
67,722 Cisco Systems, Inc 3,421,315
153 (a),(b) Clearfield, Inc 4,449
2,887 Cognex Corp 120,503
2,063 (a) Coherent Corp 89,802
356 Comtech Telecommunications Corp 3,001
12,431 Corning, Inc 378,524
426 (a) Corsair Gaming, Inc 6,007
775 Crane NXT Co 44,074
485 CTS Corp 21,214
610 (a) Daktronics, Inc 5,173
400 (a) Digi International, Inc 10,400
284 (a) DZS, Inc 559
830 (a) Eastman Kodak Co 3,237
404 (a) ePlus, Inc 32,255
1,500 (a) Evolv Technologies Holdings, Inc 7,080
1,698 (a) Extreme Networks, Inc 29,953
926 (a) F5 Networks, Inc 165,735
653 (a) Fabrinet 124,285
288 (a) FARO Technologies, Inc 6,489
1,454 (a) Harmonic, Inc 18,960
22,072 Hewlett Packard Enterprise Co 374,783
14,519 HP, Inc 436,877
2,966 (a),(b) Infinera Corp 14,088
594 (a) Insight Enterprises, Inc 105,251

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
2,518 (a),(b) IonQ, Inc $ 31,198
549 (a) IPG Photonics Corp 59,588
693 (a) Iteris, Inc 3,604
678 (a) Itron, Inc 51,196
2,103 Jabil Inc 267,922
5,587 Juniper Networks, Inc 164,705
2,854 (a) Keysight Technologies, Inc 454,043
548 (a) Kimball Electronics, Inc 14,769
1,352 (a) Knowles Corp 24,214
1,886 (a),(b) Lightwave Logic, Inc 9,392
375 Littelfuse, Inc 100,335
1,153 (a) Lumentum Holdings, Inc 60,440
472 (a) Luna Innovations, Inc 3,139
569 Methode Electronics, Inc 12,933
2,725 (a),(b) MicroVision, Inc 7,248
2,874 (a) Mirion Technologies, Inc 29,458
2,750 Motorola Solutions, Inc 860,998
342 Napco Security Technologies, Inc 11,714
3,663 NetApp, Inc 322,930
505 (a) Netgear, Inc 7,363
1,389 (a) Netscout Systems, Inc 30,489
829 (a) nLight, Inc 11,192
592 (a) Novanta, Inc 99,699
280 (a) OSI Systems, Inc 36,134
404 (a),(b) PAR Technology Corp 17,590
196 PC Connection, Inc 13,173
521 (a) Plexus Corp 56,336
4,619 (a) Pure Storage, Inc 164,714
1,053 (a) Ribbon Communications, Inc 3,054
262 (a) Rogers Corp 34,602
1,157 (a) Sanmina Corp 59,435
463 (a) Scansource, Inc 18,339
2,874 (a),(b) SmartRent, Inc 9,168
764 (a) Super Micro Computer, Inc 217,175
765 SYNNEX Corp 82,322
743 (a) Teledyne Technologies, Inc 331,593
4,356 (a) Trimble Inc 231,739
1,439 (a) TTM Technologies, Inc 22,751
301 (a) Turtle Beach Corp 3,296
96 Ubiquiti, Inc 13,398
1,868 (a),(b) Viasat, Inc 52,211
4,189 (a) Viavi Solutions, Inc 42,183
2,099 Vishay Intertechnology, Inc 50,313
301 (a) Vishay Precision Group, Inc 10,255
2,801 Vontier Corp 96,775
5,297 (a) Western Digital Corp 277,404
2,215 Xerox Holdings Corp 40,601
882 (a) Zebra Technologies Corp (Class A) 241,077
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 60,376,677
TELECOMMUNICATION SERVICES - 0 .8%
422 (a) Anterix, Inc 14,061
895 (a),(b) AST SpaceMobile, Inc 5,397
118,369 AT&T, Inc 1,986,232
251 ATN International, Inc 9,782
378 (a) Bandwidth, Inc 5,470
4,266 (a) Charge Enterprises, Inc 487
772 Cogent Communications Group, Inc 58,718
1,064 (a) Consolidated Communications Holdings, Inc 4,628
740 (a) EchoStar Corp (Class A) 12,262
3,950 (a) Frontier Communications Parent, Inc 100,093
1,815 (a),(c) GCI Liberty, Inc 18
10,525 (a),(b) Globalstar, Inc 20,419

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
987 (a) Gogo, Inc $ 9,998
350 (a) IDT Corp 11,932
2,020 Iridium Communications, Inc 83,143
681 (a) Liberty Latin America Ltd (Class A) 4,978
2,483 (a) Liberty Latin America Ltd (Class C) 18,225
365 (a) Ooma, Inc 3,916
869 Shenandoah Telecom Co 18,788
319 Spok Holdings, Inc 4,938
1,775 Telephone and Data Systems, Inc 32,571
8,866 T-Mobile US, Inc 1,421,486
69,509 Verizon Communications, Inc 2,620,489
TOTAL TELECOMMUNICATION SERVICES 6,448,031
TRANSPORTATION - 1 .8%
1,148 (a) Air Transport Services Group, Inc 20,216
1,656 (a) Alaska Air Group, Inc 64,700
268 Allegiant Travel Co 22,140
141 (a),(b) Amerco, Inc 10,124
9,378 (a) American Airlines Group, Inc 128,854
424 ArcBest Corp 50,969
350 Avis Budget Group, Inc 62,041
969 (a) Blade Air Mobility, Inc 3,421
1,985 CH Robinson Worldwide, Inc 171,484
767 Costamare, Inc 7,985
185 Covenant Logistics Group, Inc 8,517
32,870 CSX Corp 1,139,603
828 (a) Daseke, Inc 6,707
10,897 Delta Air Lines, Inc 438,386
220 (a) Eagle Bulk Shipping, Inc 12,188
2,397 Expeditors International Washington, Inc 304,898
3,845 FedEx Corp 972,670
480 Forward Air Corp 30,178
438 (a),(b) Frontier Group Holdings, Inc 2,392
2,042 FTAI Infrastructure, Inc 7,943
497 Genco Shipping & Trading Ltd 8,245
1,990 Golden Ocean Group Ltd 19,422
1,764 (a) GXO Logistics, Inc 107,886
905 (a) Hawaiian Holdings, Inc 12,851
728 Heartland Express, Inc 10,381
2,161 (a) Hertz Global Holdings, Inc 22,453
505 (a) Hub Group, Inc (Class A) 46,430
1,447 JB Hunt Transport Services, Inc 289,024
5,315 (a) JetBlue Airways Corp 29,498
4,016 (a),(b) Joby Aviation, Inc 26,706
1,157 (a) Kirby Corp 90,801
2,433 Knight-Swift Transportation Holdings, Inc 140,262
666 Landstar System, Inc 128,971
5,019 (a) Lyft, Inc (Class A) 75,235
796 Marten Transport Ltd 16,700
668 Matson, Inc 73,213
3,742 Norfolk Southern Corp 884,534
1,667 Old Dominion Freight Line 675,685
136 (a) PAM Transportation Services, Inc 2,826
580 (a) Radiant Logistics, Inc 3,851
1,622 (a) RXO, Inc 37,728
775 Ryder System, Inc 89,172
1,291 (b) Safe Bulkers, Inc 5,074
468 (a) Saia, Inc 205,087
932 Schneider National, Inc 23,719
802 (a) Skywest, Inc 41,864
10,244 Southwest Airlines Co 295,847
1,623 (b) Spirit Airlines, Inc 26,601
383 (a) Sun Country Airlines Holdings, Inc 6,025

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
2,215 (a) TuSimple Holdings, Inc $ 1,944
32,526 (a) Uber Technologies, Inc 2,002,626
1,269 U-Haul Holding Co 89,388
10,042 Union Pacific Corp 2,466,516
4,987 (a) United Airlines Holdings, Inc 205,764
11,907 United Parcel Service, Inc (Class B) 1,872,138
122 Universal Truckload Services, Inc 3,418
1,147 Werner Enterprises, Inc 48,598
1,710 (a) XPO, Inc 149,779
TOTAL TRANSPORTATION 13,701,678
UTILITIES - 2 .3%
11,476 AES Corp 220,913
1,097 Allete, Inc 67,093
4,194 Alliant Energy Corp 215,152
1,833 (a) Altus Power, Inc 12,519
4,249 Ameren Corp 307,373
8,719 American Electric Power Co, Inc 708,157
745 American States Water Co 59,913
3,189 American Water Works Co, Inc 420,916
111 Artesian Resources Corp 4,601
2,236 Atmos Energy Corp 259,152
1,522 Avangrid, Inc 49,328
1,326 Avista Corp 47,391
1,043 Black Hills Corp 56,270
1,865 Brookfield Infrastructure Corp 65,797
2,251 Brookfield Renewable Corp 64,806
829 (a),(b) Cadiz, Inc 2,321
934 California Water Service Group 48,447
10,119 Centerpoint Energy, Inc 289,100
358 Chesapeake Utilities Corp 37,816
545 Clearway Energy, Inc (Class A) 13,941
1,281 Clearway Energy, Inc (Class C) 35,138
4,975 CMS Energy Corp 288,898
5,807 Consolidated Edison, Inc 528,263
268 Consolidated Water Co, Inc 9,541
5,398 Constellation Energy Corp 630,972
14,257 Dominion Energy, Inc 670,079
3,346 DTE Energy Co 368,930
12,746 Duke Energy Corp 1,236,872
6,251 Edison International 446,884
3,424 Entergy Corp 346,475
3,872 Essential Utilities, Inc 144,619
3,619 Evergy, Inc 188,912
5,967 Eversource Energy 368,283
15,967 Exelon Corp 573,215
8,802 FirstEnergy Corp 322,681
572 Genie Energy Ltd 16,090
765 Global Water Resources, Inc 10,006
772 Idacorp, Inc 75,903
685 MGE Energy, Inc 49,532
240 Middlesex Water Co 15,749
1,443 (a) Montauk Renewables, Inc 12,857
1,427 National Fuel Gas Co 71,593
1,561 New Jersey Resources Corp 69,589
33,276 NextEra Energy, Inc 2,021,184
6,737 NiSource, Inc 178,867
666 Northwest Natural Holding Co 25,934
812 NorthWestern Corp 41,323
3,514 NRG Energy, Inc 181,674
3,276 OGE Energy Corp 114,431
919 ONE Gas, Inc 58,559
846 Ormat Technologies, Inc 64,118

Stock Index Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
743 Otter Tail Corp $ 63,133
32,774 (e) PG&E Corp 590,915
1,897 Pinnacle West Capital Corp 136,280
1,358 PNM Resources, Inc 56,493
1,712 Portland General Electric Co 74,198
12,260 PPL Corp 332,246
8,110 Public Service Enterprise Group, Inc 495,927
250 (a) Pure Cycle Corp 2,618
191 RGC Resources, Inc 3,885
10,590 Sempra Energy 791,391
505 SJW Corp 33,002
18,219 Southern Co 1,277,516
1,078 Southwest Gas Holdings Inc 68,291
880 Spire, Inc 54,859
1,678 (a),(b) Sunnova Energy International, Inc 25,590
3,513 UGI Corp 86,420
537 Unitil Corp 28,230
5,916 Vistra Corp 227,884
5,438 WEC Energy Group, Inc 457,716
9,168 Xcel Energy, Inc 567,591
203 York Water Co 7,840
TOTAL UTILITIES 17,500,202
TOTAL COMMON STOCKS 770,509,955
(Cost $239,539,505)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
262 Cassava Sciences, Inc 11/15/24 1,766
854 (c) Chinook Therapeutics, Inc 8
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,783
TOTAL RIGHTS/WARRANTS 1,783
(Cost $9)
TOTAL LONG-TERM INVESTMENTS 770,511,738
(Cost $239,539,514)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 2,000,000 Federal Home Loan Bank (FHLB) 0 .000% 01/08/24 1,997,106
TOTAL GOVERNMENT AGENCY DEBT 1,997,106
REPURCHASE AGREEMENT - 0 .1%
1,210,000 (f) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 1,210,000
TOTAL REPURCHASE AGREEMENT 1,210,000
TREASURY DEBT - 0 .3%
2,000,000 United States Treasury Bill 0 .000 01/02/24 2,000,000
TOTAL TREASURY DEBT 2,000,000
TOTAL SHORT-TERM INVESTMENTS 5,207,106
(Cost $5,207,657)

See Notes to Financial Statements
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,406,284 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 1,406,284
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,406,284
(Cost $1,406,284)
TOTAL INVESTMENTS - 100.2% 777,125,128
(Cost $246,153,455)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (1,577,646)
NET ASSETS - 100.0% $ 775,547,482
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,684,013.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,210,715 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 6/15/26, valued at $1,234,273.
(g)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 22 03/15/24  $ 5,156,781 $ 5,302,000 $ 145,219

International Equity Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.4%
COMMON STOCKS - 97.4%
AUSTRALIA - 6 .4%
88,423 BHP Billiton Ltd $ 3,020,937
32,376 Commonwealth Bank of Australia 2,467,601
438,705 Glencore plc 2,637,075
39,413 Woodside Energy Group Ltd 832,269
TOTAL AUSTRALIA 8,957,882
BRAZIL - 1 .8%
256,751 Banco Bradesco S.A. (Preference) 895,339
225,600 Itau Unibanco Holding S.A. 1,569,611
TOTAL BRAZIL 2,464,950
DENMARK - 5 .8%
11,268 DSV AS 1,979,863
58,360 Novo Nordisk A.S. 6,047,914
TOTAL DENMARK 8,027,777
FINLAND - 1 .3%
150,632 Nordea Bank Abp 1,870,073
TOTAL FINLAND 1,870,073
FRANCE - 11 .6%
24,319 Airbus SE 3,757,003
14,845 BNP Paribas S.A. 1,030,921
16,203 Compagnie de Saint-Gobain 1,194,928
12,629 Essilor International S.A. 2,535,887
3,684 Kering 1,631,637
2,285 LVMH Moet Hennessy Louis Vuitton S.A. 1,856,646
33,148 Total S.A. 2,254,030
15,192 Vinci S.A. 1,911,841
TOTAL FRANCE 16,172,893
GERMANY - 7 .7%
24,841 Bayer AG. 921,698
29,081 Deutsche Post AG. 1,439,394
3,335 Dr ING hc F Porsche AG. 293,737
14,019 HeidelbergCement AG. 1,253,132
32,519 Infineon Technologies AG. 1,358,079
38,098 RWE AG. 1,733,951
20,112 Siemens AG. 3,773,198
TOTAL GERMANY 10,773,189
INDIA - 0 .5%
9,884 HDFC Bank Ltd (ADR) 663,315
TOTAL INDIA 663,315
INDONESIA - 0 .5%
1,755,400 Bank Rakyat Indonesia 652,425
TOTAL INDONESIA 652,425
IRELAND - 2 .2%
43,547 CRH plc 3,011,711
TOTAL IRELAND 3,011,711
ITALY - 2 .1%
151,595 Enel S.p.A. 1,127,837

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
29,799 Moncler S.p.A $ 1,834,705
TOTAL ITALY 2,962,542
JAPAN - 22 .4%
27,900 Advantest Corp 940,106
102,800 Daiichi Sankyo Co Ltd 2,814,326
52,851 (a) Hitachi Ltd 3,801,555
363,100 Mitsubishi UFJ Financial Group, Inc 3,116,171
57,640 Nintendo Co Ltd 2,999,232
36,200 Oriental Land Co Ltd 1,345,492
66,300 ORIX Corp 1,245,192
52,700 Recruit Holdings Co Ltd 2,203,446
49,900 SBI Holdings, Inc 1,119,922
40,492 Sony Corp 3,831,873
45,100 (b) Sumco Corp 674,659
69,500 Sumitomo Mitsui Financial Group, Inc 3,381,856
208,315 Toyota Motor Corp 3,817,104
TOTAL JAPAN 31,290,934
KOREA, REPUBLIC OF - 1 .6%
37,383 Samsung Electronics Co Ltd 2,269,028
TOTAL KOREA, REPUBLIC OF 2,269,028
MEXICO - 0 .6%
6,749 Fomento Economico Mexicano SAB de C.V. (ADR) 879,732
TOTAL MEXICO 879,732
NETHERLANDS - 9 .6%
4,209 ASML Holding NV 3,177,321
22,140 Heineken NV 2,249,413
158,997 ING Groep NV 2,384,086
443,844 Koninklijke KPN NV 1,529,100
123,262 Shell plc 4,034,866
TOTAL NETHERLANDS 13,374,786
NORWAY - 1 .4%
63,531 Equinor ASA 2,013,421
TOTAL NORWAY 2,013,421
SPAIN - 1 .8%
282,350 Banco Bilbao Vizcaya Argentaria S.A. 2,573,411
TOTAL SPAIN 2,573,411
SWITZERLAND - 5 .1%
4,062 Lonza Group AG. 1,712,483
33,006 Novartis AG. 3,333,952
3,868 Zurich Insurance Group AG 2,022,294
TOTAL SWITZERLAND 7,068,729
TAIWAN - 1 .5%
20,265 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 2,107,560
TOTAL TAIWAN 2,107,560
UNITED KINGDOM - 8 .8%
31,698 Ashtead Group plc 2,203,237
36,013 AstraZeneca plc 4,857,788
371,322 BP plc 2,201,222
18,946 Diageo plc 687,648
18,211 Reckitt Benckiser Group plc 1,256,621
22,596 Unilever plc 1,093,895
TOTAL UNITED KINGDOM 12,300,411

International Equity Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES - 4 .7%
477,913 Haleon plc $ 1,956,705
8,234 Linde plc 3,381,786
10,959 Nestle S.A. 1,270,366
TOTAL UNITED STATES 6,608,857
TOTAL COMMON STOCKS 136,043,626
(Cost $107,207,264)
TOTAL LONG-TERM INVESTMENTS 136,043,626
(Cost $107,207,264)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.4%
REPURCHASE AGREEMENT - 1 .0%
$ 1,340,000 (c) Fixed Income Clearing Corp (FICC) 5 .320% 01/02/24 1,340,000
TOTAL REPURCHASE AGREEMENT 1,340,000
TREASURY DEBT - 1 .4%
2,000,000 United States Treasury Bill 0 .000 01/02/24 2,000,000
TOTAL TREASURY DEBT 2,000,000
TOTAL SHORT-TERM INVESTMENTS 3,340,000
(Cost $3,339,706)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
694,779 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 694,779
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 694,779
(Cost $694,779)
TOTAL INVESTMENTS - 100.3% 140,078,405
(Cost $111,241,749)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (415,322)
NET ASSETS - 100.0% $ 139,663,083
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $661,232.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $1,340,792 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $1,366,802.
(d)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Core Bond Fund December 31, 2023

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.8%
BANK LOAN OBLIGATIONS - 3.8%
CAPITAL GOODS - 0.3%
$ 74,146 (a) Centuri Group, Inc SOFR 12 M + 2.500% 7.970% 08/27/28 $ 74,239
498,750 (a) Emerson Climate Technologies, Inc SOFR 12 M + 3.000% 8.356 05/31/30 501,089
95,538 (a) TransDigm , Inc LIBOR 3 M + 2.250% 3.250 08/24/28 96,058
TOTAL CAPITAL GOODS 671,386
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
19,967 (a) Camelot Finance S.A. SOFR 12 M + 3.000% 8.470 10/30/26 20,020
70,218 (a) Dun & Bradstreet Corp SOFR 12 M + 2.750% 8.205 02/06/26 70,449
36,626 (a) EAB Global, Inc SOFR 12 M + 3.500% 8.970 08/16/28 36,626
21,135 (a) GFL Environmental, Inc SOFR 4 M + 2.500% 7.912 05/31/27 21,239
86,574 (a) Trans Union LLC SOFR 12 M + 1.750% 7.206 11/16/26 86,786
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 235,120
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
17,808 (a) PetSmart LLC SOFR 12 M + 3.750% 9.206 02/11/28 17,639
42,790 (a) Woof Holdings, Inc SOFR 4 M + 3.750% 9.360 12/21/27 34,866
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 52,505
CONSUMER DURABLES & APPAREL - 0.1%
97,500 (a) Hayward Industries, Inc SOFR 12 M + 2.750% 8.220 05/30/28 97,622
TOTAL CONSUMER DURABLES & APPAREL 97,622
CONSUMER SERVICES - 0.2%
74,613 (a) 1011778 BC ULC SOFR 12 M + 2.250% 7.606 09/23/30 74,733
99,250 (a) Caesars Entertainment, Inc SOFR 12 M + 3.250% 8.706 02/06/30 99,645
36,117 (a) Fertitta Entertainment LLC SOFR 12 M + 4.000% 9.356 01/27/29 36,179
97,260 (a) IRB Holding Corp SOFR 12 M + 3.000% 8.456 12/15/27 97,538
58,052 (a) Motion Finco LLC SOFR 4 M + 3.250% 8.860 11/12/26 58,182
72,938 (a) Spin Holdco, Inc SOFR 4 M + 4.000% 9.625 03/04/28 64,394
TOTAL CONSUMER SERVICES 430,671
ENERGY - 0.0%
47,204 (a) Buckeye Partners LP SOFR 1 M + 2.250% 7.706 11/02/26 47,379
19,794 (a) Oryx Midstream Services Permian Basin LLC SOFR 1 M + 3.250% 8.694 10/05/28 19,871
TOTAL ENERGY 67,250
FINANCIAL SERVICES - 0.3%
407,208 (a) Motion Finco LLC SOFR 4 M + 3.250% 8.860 11/12/26 408,116
96,250 (a) NFP Corp SOFR 12 M + 3.250% 8.720 02/16/27 96,859
40,111 (a) Trans Union LLC SOFR 12 M + 2.250% 7.720 12/01/28 40,295
TOTAL FINANCIAL SERVICES 545,270
FOOD, BEVERAGE & TOBACCO - 0.1%
144,750 (a) Froneri US, Inc SOFR 12 M + 2.250% 7.706 01/29/27 145,083
114,790 (a) Triton Water Holdings, Inc SOFR 4 M + 3.250% 8.860 03/31/28 113,929
TOTAL FOOD, BEVERAGE & TOBACCO 259,012
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
524,345 (a) Bausch & Lomb Corp SOFR 12 M + 3.250% 8.710 05/10/27 520,087
62,421 (a) CNT Holdings I Corp SOFR 4 M + 3.500% 8.926 11/08/27 62,620
97,000 (a) Global Medical Response, Inc SOFR 3 M + 4.250% 4.250 10/02/25 76,468
22,153 (a) ICU Medical, Inc SOFR 4 M + 2.500% 7.998 01/08/29 22,174
38,112 (a) Mozart Borrower LP SOFR 12 M + 3.000% 8.470 10/23/28 38,347
39,344 (a) NMN Holdings III Corp SOFR 12 M + 3.500% 8.970 11/13/25 38,852
8,443 (a) NMN Holdings III Corp SOFR 1 M + 3.750% 8.970 11/13/25 8,338
87,360 (a) Phoenix Newco , Inc SOFR 12 M + 3.250% 8.720 11/15/28 87,983
614,184 (a) Surgery Center Holdings INC SOFR 12 M + 3.500% 8.856 12/19/30 617,449
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,472,318
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
26,367 (a) Energizer Holdings, Inc SOFR 12 M + 2.250% 7.721 12/22/27 26,399

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 496,164 (a) Kronos Acquisition Holdings, Inc SOFR 4 M + 3.750% 9.360% 12/22/26 $ 496,645
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 523,044
INSURANCE - 0.4%
94,806 (a) Acrisure LLC LIBOR 4 M + 3.500% 9.150 02/15/27 94,781
24,743 (a) BroadStreet Partners, Inc SOFR 12 M + 3.000% 8.470 01/27/27 24,808
11,878 (a) BroadStreet Partners, Inc SOFR 1 M + 3.250% 8.720 01/27/27 11,905
498,750 (a) BroadStreet Partners, Inc SOFR 1 M + 3.750% 9.106 01/26/29 500,880
139,669 (a) Ryan Specialty Group LLC SOFR 12 M + 2.750% 8.456 09/01/27 139,786
98,320 (a),(b) USI, Inc SOFR 4 M + 3.000% 8.348 11/22/29 98,635
TOTAL INSURANCE 870,795
MATERIALS - 0.1%
54,995 (a) Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9.631 04/13/29 55,304
97,500 (a) Eco Services Operations Corp SOFR 4 M + 2.500% 7.983 06/09/28 97,781
97,750 (a) INEOS US Petrochem LLC SOFR 12 M + 4.250% 9.706 04/02/29 97,261
14,848 (a) TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8.720 03/03/28 14,784
TOTAL MATERIALS 265,130
MEDIA & ENTERTAINMENT - 0.1%
55,825 (a) DIRECTV Financing LLC SOFR 4 M + 5.000% 10.650 08/02/27 55,926
32,986 (a) Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7.706 03/24/25 32,971
30,729 (a) Nascar Holdings LLC SOFR 12 M + 2.500% 7.970 10/19/26 30,884
97,244 (a) Rackspace Technology Global, Inc SOFR 12 M + 2.750% 8.230 02/15/28 43,055
TOTAL MEDIA & ENTERTAINMENT 162,836
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
74,174 (a) Elanco Animal Health Inc SOFR 1 M + 1.750% 1.750 08/01/27 73,813
3,632 (a) Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7.538 11/15/27 3,636
500,000 (a) Organon & Co SOFR 12 M + 3.000% 8.472 06/02/28 501,878
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 579,327
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
55,636 (a) Cushman & Wakefield US Borrower LLC SOFR 12 M + 3.250% 8.706 01/31/30 55,323
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 55,323
SOFTWARE & SERVICES - 0.2%
34,590 (a) Boxer Parent Co, Inc SOFR 12 M + 4.250% 9.606 12/29/28 34,752
38,106 (a) Epicor Software Corp SOFR 12 M + 3.250% 8.720 07/30/27 38,287
38,112 (a) Instructure Holdings, Inc SOFR 2 M + 2.750% 8.679 10/30/28 38,350
71,986 (a) Rocket Software, Inc SOFR 12 M + 4.750% 10.106 11/28/28 70,861
38,211 (a) Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 9.106 02/24/28 38,376
74,242 (a) UKG, Inc SOFR 3 M + 3.250% 3.250 05/04/26 74,539
TOTAL SOFTWARE & SERVICES 295,165
TELECOMMUNICATION SERVICES - 0.0%
50,000 (a) Virgin Media Bristol LLC SOFR 12 M + 2.500% 7.976 01/31/28 49,910
TOTAL TELECOMMUNICATION SERVICES 49,910
TRANSPORTATION - 0.4%
29,550 (a) Air Canada SOFR 4 M + 3.500% 9.139 08/11/28 29,677
552,685 (a) Kestrel Bidco , Inc SOFR 12 M + 3.000% 8.455 12/11/26 552,599
17,500 (a) Mileage Plus Holdings LLC SOFR 4 M + 5.250% 10.770 06/21/27 18,125
100,000 (a) SkyMiles IP Ltd SOFR 4 M + 3.750% 9.166 10/20/27 102,552
TOTAL TRANSPORTATION 702,953
UTILITIES - 0.2%
164,787 (a),(b) Talen Energy Supply LLC SOFR 1 M + 4.500% 9.869 05/17/30 165,954
133,944 (a),(b) Talen Energy Supply LLC SOFR 4 M + 4.500% 9.869 05/17/30 134,893
TOTAL UTILITIES 300,847
TOTAL BANK LOAN OBLIGATIONS 7,636,484
(Cost $7,646,704)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CORPORATE BONDS - 38.3%
AUTOMOBILES & COMPONENTS - 0.9%
$ 70,000 (c) Clarios Global LP 6.750% 05/15/28 $ 71,415
5,000 Dana, Inc 5.375 11/15/27 4,966
25,000 Dana, Inc 4.250 09/01/30 22,158
200,000 Ford Motor Credit Co LLC 6.950 03/06/26 204,891
200,000 Ford Motor Credit Co LLC 7.350 03/06/30 214,860
100,000 General Motors Co 6.125 10/01/25 101,344
50,000 General Motors Co 5.400 10/15/29 50,890
350,000 General Motors Financial Co, Inc 2.750 06/20/25 336,518
50,000 General Motors Financial Co, Inc 6.050 10/10/25 50,569
275,000 General Motors Financial Co, Inc 5.000 04/09/27 274,381
75,000 General Motors Financial Co, Inc 5.850 04/06/30 77,344
100,000 Goodyear Tire & Rubber Co 5.250 04/30/31 91,504
200,000 (c) Hyundai Capital Services, Inc 2.125 04/24/25 191,749
150,000 (c) ZF North America Capital, Inc 6.875 04/14/28 155,440
TOTAL AUTOMOBILES & COMPONENTS 1,848,029
BANKS - 8.5%
200,000 (c) Banco de Credito e Inversiones S.A. 2.875 10/14/31 169,563
200,000 Banco Santander S.A. 5.294 08/18/27 200,603
200,000 Banco Santander S.A. 6.921 08/08/33 213,133
200,000 Banco Santander S.A. 4.750 N/A(d) 168,548
200,000 (c) Bangkok Bank PCL 3.466 09/23/36 167,757
200,000 (c) Bank Hapoalim BM 3.255 01/21/32 172,952
200,000 (c) Bank Leumi Le-Israel BM 3.275 01/29/31 180,530
500,000 Bank of America Corp 5.202 04/25/29 503,093
1,000,000 Bank of America Corp 2.592 04/29/31 861,790
500,000 Bank of America Corp 5.288 04/25/34 501,151
350,000 Bank of America Corp 5.872 09/15/34 366,370
350,000 Bank of America Corp 2.676 06/19/41 250,208
400,000 Bank of America Corp 6.100 N/A(d) 396,203
55,000 Bank of Montreal 3.803 12/15/32 50,596
100,000 Barclays plc 2.279 11/24/27 91,881
300,000 Barclays plc 3.330 11/24/42 221,670
200,000 Barclays plc 9.625 N/A(d) 207,750
200,000 (c) BBVA Bancomer S.A. 8.450 06/29/38 213,214
150,000 (c) BNP Paribas S.A. 2.819 11/19/25 146,161
300,000 (c) BNP Paribas S.A. 1.904 09/30/28 266,505
200,000 (c) BNP Paribas S.A. 7.750 N/A(d) 204,154
200,000 (c) BNP Paribas S.A. 7.375 N/A(d) 200,278
500,000 Citigroup, Inc 3.200 10/21/26 476,766
175,000 Citigroup, Inc 4.300 11/20/26 171,499
80,000 Citigroup, Inc 4.125 07/25/28 76,821
140,000 Citigroup, Inc 2.572 06/03/31 119,590
300,000 Citigroup, Inc 4.910 05/24/33 293,720
1,475,000 Citigroup, Inc 6.270 11/17/33 1,578,266
175,000 Citigroup, Inc 7.625 N/A(d) 178,692
100,000 Citigroup, Inc 4.000 N/A(d) 92,041
325,000 (c) Cooperatieve Rabobank UA 1.339 06/24/26 306,348
200,000 (c) Credit Agricole S.A. 8.125 N/A(d) 203,685
200,000 (c) Development Bank of Kazakhstan JSC 5.750 05/12/25 199,901
385,000 HSBC Holdings plc 4.292 09/12/26 376,856
500,000 HSBC Holdings plc 2.251 11/22/27 458,935
50,000 HSBC Holdings plc 2.013 09/22/28 44,513
475,000 HSBC Holdings plc 7.390 11/03/28 508,980
200,000 HSBC Holdings plc 8.000 N/A(d) 205,858
550,000 HSBC Holdings plc 6.000 N/A(d) 525,283
200,000 ING Groep NV 6.500 N/A(d) 194,777
200,000 JPMorgan Chase & Co 2.301 10/15/25 194,885
250,000 JPMorgan Chase & Co 3.200 06/15/26 241,221
125,000 JPMorgan Chase & Co 4.323 04/26/28 123,142

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 275,000 JPMorgan Chase & Co 3.702% 05/06/30 $ 258,799
75,000 JPMorgan Chase & Co 1.953 02/04/32 60,967
125,000 JPMorgan Chase & Co 4.912 07/25/33 123,591
650,000 JPMorgan Chase & Co 5.350 06/01/34 659,252
100,000 JPMorgan Chase & Co 6.254 10/23/34 108,399
50,000 JPMorgan Chase & Co 2.525 11/19/41 35,352
250,000 JPMorgan Chase & Co 3.157 04/22/42 193,085
100,000 JPMorgan Chase & Co 5.000 N/A(d) 98,177
363,000 JPMorgan Chase & Co 6.100 N/A(d) 361,008
160,000 JPMorgan Chase & Co 3.650 N/A(d) 146,421
200,000 Lloyds Banking Group plc 7.500 N/A(d) 195,858
250,000 M&T Bank Corp 3.500 N/A(d) 183,467
200,000 NatWest Group plc 5.516 09/30/28 201,061
250,000 (c) NBK SPC Ltd 1.625 09/15/27 226,279
125,000 PNC Financial Services Group, Inc 6.200 N/A(d) 121,530
200,000 Toronto-Dominion Bank 4.285 09/13/24 198,350
100,000 Toronto-Dominion Bank 3.625 09/15/31 95,940
200,000 Truist Financial Corp 4.950 N/A(d) 191,378
200,000 UniCredit SpA 8.000 N/A(d) 198,800
100,000 US Bancorp 4.839 02/01/34 95,784
50,000 Wells Fargo & Co 3.750 01/24/24 49,932
100,000 Wells Fargo & Co 3.550 09/29/25 97,709
375,000 Wells Fargo & Co 2.393 06/02/28 343,472
100,000 Wells Fargo & Co 6.303 10/23/29 105,392
250,000 Wells Fargo & Co 3.900 N/A(d) 230,989
125,000 (e) Wells Fargo & Co 7.625 N/A(d) 131,164
TOTAL BANKS 17,038,045
CAPITAL GOODS - 1.6%
500,000 AerCap Ireland Capital DAC 3.000 10/29/28 456,494
150,000 AerCap Ireland Capital DAC 3.850 10/29/41 120,808
25,000 (c) Beacon Roofing Supply, Inc 6.500 08/01/30 25,562
450,000 Boeing Co 2.196 02/04/26 425,199
200,000 Boeing Co 2.950 02/01/30 180,185
25,000 Boeing Co 3.250 02/01/35 21,084
75,000 Boeing Co 5.705 05/01/40 77,545
150,000 Boeing Co 5.805 05/01/50 155,333
50,000 (c) Chart Industries, Inc 7.500 01/01/30 52,262
50,000 (c) Chart Industries, Inc 9.500 01/01/31 54,309
200,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 209,799
62,000 (c) H&E Equipment Services, Inc 3.875 12/15/28 56,378
150,000 L3Harris Technologies, Inc 5.400 07/31/33 155,962
50,000 Lockheed Martin Corp 1.850 06/15/30 42,857
175,000 Northrop Grumman Corp 3.250 01/15/28 167,226
175,000 Raytheon Technologies Corp 4.125 11/16/28 170,970
50,000 Raytheon Technologies Corp 2.250 07/01/30 43,197
400,000 Raytheon Technologies Corp 6.000 03/15/31 426,117
200,000 (c) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 212,300
80,000 (c) TransDigm , Inc 6.875 12/15/30 82,400
30,000 (c) TransDigm , Inc 7.125 12/01/31 31,437
15,000 (c) WESCO Distribution, Inc 7.250 06/15/28 15,417
55,000 (c) Windsor Holdings III LLC 8.500 06/15/30 57,477
TOTAL CAPITAL GOODS 3,240,318
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (c) ADT Corp 4.875 07/15/32 37,000
15,000 (c) ASGN, Inc 4.625 05/15/28 14,250
35,000 (c) Garda World Security Corp 7.750 02/15/28 36,211
10,000 (c) GFL Environmental, Inc 4.250 06/01/25 9,852
65,000 (c) GFL Environmental, Inc 5.125 12/15/26 64,311
20,000 (c) GFL Environmental, Inc 6.750 01/15/31 20,606
200,000 (c) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 211,344

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 50,000 (c) Prime Security Services Borrower LLC 5.750% 04/15/26 $ 50,271
26,000 (c) Prime Security Services Borrower LLC 3.375 08/31/27 24,107
70,000 (c) Prime Security Services Borrower LLC 6.250 01/15/28 69,592
75,000 Verisk Analytics, Inc 3.625 05/15/50 56,717
100,000 Waste Management, Inc 2.500 11/15/50 66,421
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 660,682
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
25,000 (c),(e) Asbury Automotive Group, Inc 4.625 11/15/29 23,140
50,000 (c) Asbury Automotive Group, Inc 5.000 02/15/32 45,440
100,000 AutoZone, Inc 1.650 01/15/31 81,118
200,000 Diageo Capital plc 2.000 04/29/30 172,730
50,000 Kohl's Corp 4.625 05/01/31 39,250
80,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 74,313
25,000 (c),(e) LCM Investments Holdings II LLC 8.250 08/01/31 26,093
45,000 (c) Lithia Motors, Inc 4.625 12/15/27 43,241
175,000 Lowe's Cos, Inc 4.250 04/01/52 148,154
100,000 (c) Macy's Retail Holdings LLC 5.875 04/01/29 95,994
50,000 (c) Macy's Retail Holdings LLC 6.125 03/15/32 47,308
38,000 (c),(e) Magic Mergeco , Inc 5.250 05/01/28 30,042
125,000 O'Reilly Automotive, Inc 3.600 09/01/27 120,470
100,000 O'Reilly Automotive, Inc 4.200 04/01/30 96,337
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 202,573
200,000 (c) Prosus NV 4.193 01/19/32 172,514
50,000 (c) Staples, Inc 7.500 04/15/26 46,521
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,465,238
CONSUMER DURABLES & APPAREL - 0.0%
8,000 Newell Brands, Inc 4.875 06/01/25 7,868
50,000 (e) Newell Brands, Inc 6.375 09/15/27 49,642
TOTAL CONSUMER DURABLES & APPAREL 57,510
CONSUMER SERVICES - 0.2%
150,000 (c) Churchill Downs, Inc 6.750 05/01/31 152,240
6,000 (c) Hilton Domestic Operating Co, Inc 5.750 05/01/28 6,002
74,000 (c) Hilton Domestic Operating Co, Inc 3.625 02/15/32 64,580
20,000 (c) International Game Technology plc 4.125 04/15/26 19,439
60,000 (c) International Game Technology plc 6.250 01/15/27 60,891
20,000 (c) LIGHT & WONDER INTER 7.500 09/01/31 20,861
25,000 (c),(e) Marriott Ownership Resorts, Inc 4.500 06/15/29 22,030
50,000 (c) NCL Corp Ltd 5.875 03/15/26 48,858
50,000 (c) NCL Corp Ltd 8.375 02/01/28 52,945
TOTAL CONSUMER SERVICES 447,846
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
70,000 (c),(e) Albertsons Cos, Inc 6.500 02/15/28 70,836
60,000 Kroger Co 3.875 10/15/46 47,082
50,000 SYSCO Corp 6.000 01/17/34 54,125
100,000 SYSCO Corp 3.150 12/14/51 71,624
100,000 Walmart, Inc 1.050 09/17/26 91,881
200,000 Walmart, Inc 1.800 09/22/31 169,470
275,000 Walmart, Inc 4.500 04/15/53 267,206
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 772,224
ENERGY - 3.5%
19,000 (c) Archrock Partners LP 6.250 04/01/28 18,715
100,000 Cenovus Energy, Inc 2.650 01/15/32 82,867
150,000 Cheniere Energy Partners LP 3.250 01/31/32 127,805
35,000 (c) Civitas Resources, Inc 8.375 07/01/28 36,538
30,000 (c) Civitas Resources, Inc 8.625 11/01/30 31,822
40,000 (c) Civitas Resources, Inc 8.750 07/01/31 42,582
150,000 Diamondback Energy, Inc 4.400 03/24/51 124,073
35,000 (c) DT Midstream, Inc 4.125 06/15/29 32,199
30,000 (c) DT Midstream, Inc 4.375 06/15/31 27,061

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 45,000 Ecopetrol S.A. 6.875% 04/29/30 $ 44,594
200,000 Ecopetrol S.A. 4.625 11/02/31 169,670
250,000 Enbridge, Inc 5.700 03/08/33 259,849
150,000 Enbridge, Inc 5.750 07/15/80 138,375
33,000 (c) Energean Israel Finance Ltd 4.875 03/30/26 30,360
100,000 Energy Transfer LP 2.900 05/15/25 96,895
50,000 Energy Transfer LP 4.750 01/15/26 49,673
150,000 Energy Transfer LP 4.950 06/15/28 149,413
100,000 Energy Transfer LP 6.550 12/01/33 108,530
25,000 Energy Transfer LP 5.400 10/01/47 23,295
100,000 Energy Transfer LP 6.250 04/15/49 103,410
175,000 Energy Transfer LP 5.000 05/15/50 156,025
100,000 Energy Transfer Operating LP 5.500 06/01/27 101,218
6,000 (c) EnLink Midstream LLC 5.625 01/15/28 5,932
80,000 (c) EnLink Midstream LLC 6.500 09/01/30 81,678
100,000 Enterprise Products Operating LLC 3.700 02/15/26 98,469
100,000 Enterprise Products Operating LLC 3.125 07/31/29 93,532
100,000 Enterprise Products Operating LLC 4.250 02/15/48 87,818
100,000 Enterprise Products Operating LLC 4.200 01/31/50 86,738
100,000 Enterprise Products Operating LLC 3.200 02/15/52 72,870
25,000 Enterprise Products Operating LLC 3.300 02/15/53 18,524
100,000 (c) EQM Midstream Partners LP 4.500 01/15/29 94,473
25,000 (c) EQT Corp 3.125 05/15/26 23,720
200,000 (c) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 165,110
50,000 Genesis Energy LP 8.000 01/15/27 50,829
50,000 Genesis Energy LP 8.250 01/15/29 51,452
10,000 (c) Hilcorp Energy I LP 5.750 02/01/29 9,657
25,000 (c) Hilcorp Energy I LP 6.000 04/15/30 24,245
9,000 (c) Hilcorp Energy I LP 6.000 02/01/31 8,675
100,000 (c) Hilcorp Energy I LP 8.375 11/01/33 105,944
100,000 (c) Kinetik Holdings LP 6.625 12/15/28 101,881
75,000 Marathon Petroleum Corp 3.800 04/01/28 71,677
100,000 Marathon Petroleum Corp 5.000 09/15/54 88,222
150,000 MPLX LP 1.750 03/01/26 140,315
450,000 MPLX LP 2.650 08/15/30 388,315
125,000 MPLX LP 4.700 04/15/48 107,726
34,000 (e) Murphy Oil Corp 5.875 12/01/27 33,827
33,000 Occidental Petroleum Corp 5.500 12/01/25 32,993
200,000 (c) Oleoducto Central S.A. 4.000 07/14/27 185,764
100,000 ONEOK, Inc 4.500 03/15/50 83,720
67,000 (c) Parkland Corp 4.500 10/01/29 61,404
200,000 (c) Pertamina Persero PT 1.400 02/09/26 184,984
100,000 Petroleos Mexicanos 5.950 01/28/31 79,850
67,000 Petroleos Mexicanos 6.700 02/16/32 55,595
200,000 (c) Petronas Energy Canada Ltd 2.112 03/23/28 181,299
200,000 Phillips 66 2.150 12/15/30 168,424
100,000 Phillips 66 3.300 03/15/52 71,599
200,000 (c) Qatar Petroleum 2.250 07/12/31 170,058
200,000 (c) S.A. Global Sukuk Ltd 0.946 06/17/24 195,500
175,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 178,149
200,000 (c) Saudi Arabian Oil Co 2.250 11/24/30 171,746
125,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 120,337
23,000 Sunoco LP 4.500 05/15/29 21,365
100,000 Targa Resources Corp 4.200 02/01/33 91,943
25,000 Targa Resources Partners LP 6.500 07/15/27 25,330
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 109,960
200,000 TransCanada Trust 5.500 09/15/79 170,596
19,000 (c) Transocean, Inc 8.750 02/15/30 19,850
40,000 USA Compression Partners LP 6.875 04/01/26 39,831
25,000 USA Compression Partners LP 6.875 09/01/27 24,704
100,000 (c) Venture Global Calcasieu Pass LLC 4.125 08/15/31 88,101

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 90,000 (c) Venture Global LNG, Inc 8.125% 06/01/28 $ 90,891
100,000 (c) Venture Global LNG, Inc 9.875 02/01/32 104,164
300,000 (e) Williams Cos, Inc 5.650 03/15/33 313,385
TOTAL ENERGY 7,008,140
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
150,000 Agree LP 2.000 06/15/28 130,072
100,000 Alexandria Real Estate Equities, Inc 3.950 01/15/27 96,711
100,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 95,937
100,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 100,120
100,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 77,847
100,000 American Tower Corp 2.950 01/15/25 97,561
50,000 American Tower Corp 3.375 10/15/26 47,896
150,000 American Tower Corp 3.800 08/15/29 142,401
175,000 American Tower Corp 2.900 01/15/30 155,733
50,000 American Tower Corp 2.100 06/15/30 41,941
50,000 American Tower Corp 1.875 10/15/30 40,984
150,000 (e) Brandywine Operating Partnership LP 4.100 10/01/24 147,040
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 195,689
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 88,800
50,000 Corporate Office Properties LP 2.750 04/15/31 40,414
245,000 Crown Castle, Inc 2.250 01/15/31 202,874
50,000 CubeSmart LP 2.250 12/15/28 44,150
50,000 Equinix , Inc 2.150 07/15/30 42,362
150,000 Essential Properties LP 2.950 07/15/31 117,958
50,000 Essex Portfolio LP 3.000 01/15/30 44,582
110,000 Extra Space Storage LP 2.400 10/15/31 90,746
125,000 Federal Realty OP LP 1.250 02/15/26 115,364
40,000 (c) HAT Holdings I LLC 8.000 06/15/27 41,654
175,000 Healthcare Realty Holdings LP 3.875 05/01/25 169,771
125,000 Healthcare Realty Holdings LP 3.500 08/01/26 119,290
50,000 Healthcare Realty Holdings LP 3.100 02/15/30 43,710
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 82,113
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 77,397
100,000 Highwoods Realty LP 3.875 03/01/27 92,813
50,000 Highwoods Realty LP 2.600 02/01/31 38,864
155,000 (c) Iron Mountain, Inc 7.000 02/15/29 159,321
100,000 Kite Realty Group Trust 4.750 09/15/30 94,164
125,000 Mid-America Apartments LP 3.750 06/15/24 123,752
200,000 Mid-America Apartments LP 2.750 03/15/30 174,974
100,000 Mid-America Apartments LP 1.700 02/15/31 81,079
100,000 Mid-America Apartments LP 2.875 09/15/51 65,579
67,000 MPT Operating Partnership LP 3.500 03/15/31 41,890
100,000 NNN REIT, Inc 5.600 10/15/33 103,230
150,000 Regency Centers LP 3.900 11/01/25 145,365
100,000 Regency Centers LP 3.600 02/01/27 96,147
100,000 Regency Centers LP 2.950 09/15/29 89,667
87,000 SITE Centers Corp 3.625 02/01/25 84,527
100,000 Weingarten Realty Investors 3.250 08/15/26 94,709
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,177,198
FINANCIAL SERVICES - 3.1%
150,000 AerCap Ireland Capital DAC 1.750 01/30/26 139,294
225,000 Bank of New York Mellon Corp 4.700 N/A(d) 219,269
185,000 Capital One Financial Corp 3.950 N/A(d) 148,266
200,000 Charles Schwab Corp 5.375 N/A(d) 197,224
30,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,339
100,000 (c) Corebridge Financial, Inc 6.050 09/15/33 104,144
75,000 Corebridge Financial, Inc 5.750 01/15/34 76,662
125,000 (c) Credit Suisse Group AG. 1.305 02/02/27 114,403
250,000 (c) Credit Suisse Group AG. 6.442 08/11/28 259,625
150,000 Deutsche Bank AG. 5.371 09/09/27 152,110

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 100,000 Deutsche Bank AG. 2.311% 11/16/27 $ 91,439
150,000 Deutsche Bank AG. 6.819 11/20/29 157,927
200,000 Deutsche Bank AG. 6.000 N/A(d) 180,998
150,000 Discover Bank 2.450 09/12/24 146,442
150,000 Discover Bank 3.450 07/27/26 141,802
250,000 Discover Bank 2.700 02/06/30 211,794
100,000 (c) Equitable Financial Life Global Funding 1.400 07/07/25 94,264
80,000 Fiserv, Inc 3.500 07/01/29 75,266
300,000 Goldman Sachs Group, Inc 3.500 04/01/25 293,177
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 294,704
280,000 Goldman Sachs Group, Inc 2.615 04/22/32 235,034
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 45,212
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 78,105
150,000 (e) Goldman Sachs Group, Inc 7.500 N/A(d) 156,734
50,000 Icahn Enterprises LP 5.250 05/15/27 44,911
38,000 Icahn Enterprises LP 4.375 02/01/29 31,732
200,000 (c) Indian Railway Finance Corp Ltd 3.249 02/13/30 180,460
68,000 (c) LPL Holdings, Inc 4.000 03/15/29 62,928
150,000 Morgan Stanley 2.720 07/22/25 147,524
125,000 Morgan Stanley 2.188 04/28/26 120,082
575,000 Morgan Stanley 3.125 07/27/26 550,592
100,000 Morgan Stanley 5.449 07/20/29 101,895
250,000 Morgan Stanley 5.250 04/21/34 249,974
100,000 Morgan Stanley 5.424 07/21/34 101,488
50,000 Navient Corp 5.500 03/15/29 46,107
60,000 Northern Trust Corp 4.600 N/A(d) 57,211
15,000 (c) PennyMac Financial Services, Inc 7.875 12/15/29 15,440
200,000 (c) Power Finance Corp Ltd 3.950 04/23/30 184,668
100,000 S&P Global, Inc 4.250 05/01/29 99,604
15,000 Springleaf Finance Corp 5.375 11/15/29 14,046
150,000 UBS Group AG. 3.750 03/26/25 146,947
200,000 (c) UBS Group AG. 1.494 08/10/27 180,709
200,000 (c) UBS Group AG. 3.179 02/11/43 147,907
50,000 Visa, Inc 2.700 04/15/40 38,577
TOTAL FINANCIAL SERVICES 6,165,036
FOOD, BEVERAGE & TOBACCO - 1.1%
149,000 Anheuser-Busch Cos LLC 3.650 02/01/26 146,289
75,000 Anheuser-Busch Cos LLC 4.700 02/01/36 74,755
380,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 385,906
200,000 BAT Capital Corp 2.259 03/25/28 178,957
100,000 BAT Capital Corp 4.906 04/02/30 98,257
200,000 BAT International Finance plc 4.448 03/16/28 196,693
200,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 210,358
175,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 150,675
100,000 Constellation Brands, Inc 4.400 11/15/25 98,832
100,000 Constellation Brands, Inc 3.700 12/06/26 97,402
100,000 Constellation Brands, Inc 3.150 08/01/29 92,937
100,000 Constellation Brands, Inc 2.875 05/01/30 89,567
100,000 Constellation Brands, Inc 2.250 08/01/31 84,027
100,000 Diageo Capital plc 2.125 10/24/24 97,445
100,000 Diageo Capital plc 2.375 10/24/29 90,030
100,000 Kraft Heinz Foods Co 4.375 06/01/46 87,279
75,000 (c) Primo Water Holdings, Inc 4.375 04/30/29 69,105
TOTAL FOOD, BEVERAGE & TOBACCO 2,248,514
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
60,000 Abbott Laboratories 5.300 05/27/40 64,244
100,000 Boston Scientific Corp 2.650 06/01/30 89,289
35,000 Centene Corp 2.450 07/15/28 31,171
180,000 Centene Corp 3.000 10/15/30 155,888
40,000 (c) CHS 5.250 05/15/30 33,454

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 55,000 Cigna Group 3.200% 03/15/40 $ 42,994
400,000 CVS Health Corp 1.750 08/21/30 330,424
400,000 CVS Health Corp 4.780 03/25/38 378,953
300,000 CVS Health Corp 5.050 03/25/48 280,592
50,000 (c) DaVita, Inc 4.625 06/01/30 43,620
100,000 Elevance Health, Inc 2.250 05/15/30 86,579
100,000 Elevance Health, Inc 5.125 02/15/53 100,129
160,000 HCA, Inc 5.625 09/01/28 163,739
100,000 HCA, Inc 3.625 03/15/32 89,417
100,000 HCA, Inc 5.500 06/15/47 96,272
300,000 Humana, Inc 2.150 02/03/32 246,688
50,000 Humana, Inc 5.875 03/01/33 53,265
100,000 McKesson Corp 5.100 07/15/33 102,765
125,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 124,455
10,000 Tenet Healthcare Corp 4.625 06/15/28 9,543
80,000 Tenet Healthcare Corp 4.375 01/15/30 74,139
240,000 UnitedHealth Group, Inc 2.300 05/15/31 207,964
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,805,584
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
40,000 (c) Coty, Inc 6.625 07/15/30 41,092
250,000 Haleon US Capital LLC 3.375 03/24/27 240,539
250,000 Haleon US Capital LLC 3.625 03/24/32 230,600
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 512,231
INSURANCE - 1.7%
62,000 (c) Acrisure LLC 4.250 02/15/29 55,983
85,000 (c) Alliant Holdings Intermediate LLC 6.750 04/15/28 86,957
200,000 (c) Allianz SE 6.350 09/06/53 207,368
250,000 Aon Corp 5.350 02/28/33 256,389
175,000 Aon Global Ltd 3.500 06/14/24 173,249
75,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 67,604
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 62,667
100,000 CNA Financial Corp 5.500 06/15/33 103,110
500,000 Hartford Financial Services Group, Inc 2.800 08/19/29 454,017
100,000 Hartford Financial Services Group, Inc 4.300 04/15/43 85,094
100,000 Hartford Financial Services Group, Inc 2.900 09/15/51 66,672
55,000 (c) HUB International Ltd 7.250 06/15/30 58,093
100,000 (c) Liberty Mutual Group, Inc 3.951 10/15/50 75,575
100,000 (c) Liberty Mutual Group, Inc 5.500 06/15/52 98,493
250,000 MetLife, Inc 3.600 04/10/24 248,599
100,000 MetLife, Inc 5.000 07/15/52 99,230
115,000 MetLife, Inc 3.850 N/A(d) 108,859
150,000 PartnerRe Finance B LLC 4.500 10/01/50 127,686
180,000 Prudential Financial, Inc 5.200 03/15/44 179,100
300,000 Prudential Financial, Inc 5.125 03/01/52 281,943
100,000 Reinsurance Group of America, Inc 3.900 05/15/29 95,122
200,000 (c) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 191,000
300,000 (a),(c) Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8.854 01/05/27 299,850
TOTAL INSURANCE 3,482,660
MATERIALS - 1.8%
100,000 Albemarle Corp 4.650 06/01/27 98,180
200,000 (c) Alpek SAB de C.V. 3.250 02/25/31 171,326
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 129,665
200,000 (e) Amcor Flexibles North America, Inc 2.690 05/25/31 172,151
200,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 173,883
95,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 99,119
38,000 Ball Corp 2.875 08/15/30 32,603
225,000 Berry Global, Inc 1.570 01/15/26 209,024
150,000 Berry Global, Inc 1.650 01/15/27 135,049
200,000 (c) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 186,475
200,000 (c) Cemex SAB de C.V. 5.450 11/19/29 197,217

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 (c) Corp Nacional del Cobre de Chile 3.150% 01/14/30 $ 178,150
100,000 (c) FMG Resources August 2006 Pty Ltd 5.875 04/15/30 99,081
200,000 (c) Freeport Indonesia PT 5.315 04/14/32 196,116
100,000 (c) Gates Global LLC 6.250 01/15/26 99,500
35,000 (c) Mauser Packaging Solutions Holding Co 7.875 08/15/26 35,619
65,000 (c) Mineral Resources Ltd 9.250 10/01/28 69,145
100,000 (c) Nova Chemicals Corp 4.875 06/01/24 99,126
100,000 Nutrien Ltd 2.950 05/13/30 90,310
200,000 (c) OCP S.A. 3.750 06/23/31 171,800
200,000 (c) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 183,609
19,000 (c) PolyOne Corp 5.750 05/15/25 19,001
200,000 (c) POSCO 4.500 08/04/27 196,489
30,000 (c) Sealed Air Corp 7.250 02/15/31 31,809
15,000 (c) Summit Materials LLC 7.250 01/15/31 15,806
50,000 (c) SunCoke Energy, Inc 4.875 06/30/29 44,971
200,000 Suzano Austria GmbH 3.750 01/15/31 175,408
100,000 (c) Tronox , Inc 4.625 03/15/29 88,580
200,000 (c) UltraTech Cement Ltd 2.800 02/16/31 169,035
TOTAL MATERIALS 3,568,247
MEDIA & ENTERTAINMENT - 1.3%
100,000 (c) CCO Holdings LLC 5.125 05/01/27 96,617
100,000 (e) Charter Communications Operating LLC 4.400 04/01/33 92,288
50,000 Charter Communications Operating LLC 5.125 07/01/49 40,607
600,000 Charter Communications Operating LLC 4.800 03/01/50 464,443
150,000 Comcast Corp 4.150 10/15/28 147,911
300,000 Comcast Corp 3.200 07/15/36 252,187
500,000 Comcast Corp 2.887 11/01/51 338,226
200,000 (c) CSC Holdings LLC 11.250 05/15/28 206,072
40,000 (c) DIRECTV Holdings LLC 5.875 08/15/27 37,583
15,000 (e) Lamar Media Corp 3.625 01/15/31 13,327
33,000 (c) News Corp 3.875 05/15/29 30,343
110,000 (c) Sirius XM Radio, Inc 4.000 07/15/28 101,733
50,000 (c) Sirius XM Radio, Inc 4.125 07/01/30 44,554
50,000 Time Warner Cable LLC 5.875 11/15/40 45,260
200,000 Warnermedia Holdings, Inc 3.755 03/15/27 191,636
100,000 Warnermedia Holdings, Inc 4.054 03/15/29 94,879
325,000 Warnermedia Holdings, Inc 5.050 03/15/42 286,514
25,000 Warnermedia Holdings, Inc 5.141 03/15/52 21,459
200,000 (e) Weibo Corp 3.375 07/08/30 172,464
TOTAL MEDIA & ENTERTAINMENT 2,678,103
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
150,000 AbbVie, Inc 4.050 11/21/39 135,442
450,000 Amgen, Inc 5.250 03/02/33 461,355
350,000 Amgen, Inc 5.650 03/02/53 368,230
125,000 AstraZeneca Finance LLC 1.200 05/28/26 115,666
250,000 AstraZeneca plc 1.375 08/06/30 207,832
30,000 (c) Avantor Funding, Inc 4.625 07/15/28 28,994
75,000 Danaher Corp 2.800 12/10/51 51,940
100,000 Gilead Sciences, Inc 5.550 10/15/53 108,351
100,000 Merck & Co, Inc 2.750 12/10/51 68,736
200,000 (c) Organon Finance  LLC 5.125 04/30/31 170,969
100,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 100,225
600,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 612,530
150,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 138,885
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,569,155
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4.750 03/01/29 23,378
29,000 Kennedy-Wilson, Inc 5.000 03/01/31 23,026
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 46,404

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$ 465,000 (c) Broadcom, Inc 4.926% 05/15/37 $ 449,995
115,000 NVIDIA Corp 2.000 06/15/31 98,569
100,000 NXP BV 3.875 06/18/26 97,428
100,000 NXP BV 4.400 06/01/27 98,710
100,000 NXP BV 3.400 05/01/30 91,894
125,000 NXP BV 3.125 02/15/42 93,122
250,000 Texas Instruments, Inc 5.000 03/14/53 255,931
200,000 (c) TSMC Global Ltd 1.000 09/28/27 175,565
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,361,214
SOFTWARE & SERVICES - 0.7%
105,000 Adobe, Inc 2.300 02/01/30 94,059
200,000 (c) CA Magnum Holdings 5.375 10/31/26 186,000
100,000 (c) Microsoft Corp 1.350 09/15/30 83,264
147,000 Microsoft Corp 2.525 06/01/50 100,353
90,000 (c) NortonLifeLock , Inc 6.750 09/30/27 91,559
55,000 (c) Open Text Corp 3.875 12/01/29 49,326
15,000 (c) Open Text Holdings, Inc 4.125 02/15/30 13,576
250,000 Oracle Corp 4.900 02/06/33 248,863
275,000 Oracle Corp 5.550 02/06/53 275,077
125,000 Roper Technologies, Inc 1.400 09/15/27 111,842
75,000 Roper Technologies, Inc 2.000 06/30/30 63,667
200,000 Salesforce, Inc 2.700 07/15/41 152,762
TOTAL SOFTWARE & SERVICES 1,470,348
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
165,000 Amphenol Corp 2.800 02/15/30 150,234
175,000 Apple, Inc 2.450 08/04/26 166,808
575,000 Apple, Inc 2.050 09/11/26 541,639
60,000 Apple, Inc 2.650 02/08/51 41,075
80,000 (c) Imola Merger Corp 4.750 05/15/29 76,008
50,000 (c) Sensata Technologies BV 4.000 04/15/29 46,466
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,022,230
TELECOMMUNICATION SERVICES - 2.4%
200,000 (c) America Movil SAB de C.V. 5.375 04/04/32 185,900
564,000 AT&T, Inc 2.550 12/01/33 459,672
150,000 AT&T, Inc 4.500 05/15/35 142,083
150,000 AT&T, Inc 3.500 06/01/41 119,112
730,000 AT&T, Inc 3.550 09/15/55 524,853
250,000 (c) Bharti Airtel Ltd 3.250 06/03/31 220,259
200,000 (c) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 159,602
200,000 (c) Millicom International Cellular S.A. 4.500 04/27/31 166,283
100,000 Telefonica Emisiones S.A. 4.895 03/06/48 88,139
20,000 T-Mobile USA, Inc 2.250 02/15/26 18,952
455,000 T-Mobile USA, Inc 2.625 02/15/29 409,625
225,000 T-Mobile USA, Inc 3.875 04/15/30 213,368
575,000 T-Mobile USA, Inc 5.050 07/15/33 579,471
100,000 T-Mobile USA, Inc 3.000 02/15/41 74,836
125,000 T-Mobile USA, Inc 3.300 02/15/51 90,304
1,075,000 Verizon Communications, Inc 2.355 03/15/32 894,154
200,000 (c) Vmed O2 UK Financing I plc 4.750 07/15/31 178,521
110,000 Vodafone Group plc 4.375 02/19/43 95,889
150,000 Vodafone Group plc 4.250 09/17/50 124,420
TOTAL TELECOMMUNICATION SERVICES 4,745,443
TRANSPORTATION - 0.6%
200,000 (c) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 150,140
65,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 46,958
275,000 Canadian Pacific Railway Co 2.050 03/05/30 235,350
100,000 CSX Corp 3.800 03/01/28 98,223
75,000 CSX Corp 4.250 03/15/29 74,923
225,000 (c) Misc Capital Two Labuan Ltd 3.625 04/06/25 219,992

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 50,000 Union Pacific Corp 2.891% 04/06/36 $ 42,204
100,000 Union Pacific Corp 3.839 03/20/60 81,574
160,000 (c) XPO, Inc 6.250 06/01/28 161,922
TOTAL TRANSPORTATION 1,111,286
UTILITIES - 3.2%
100,000 AEP Transmission Co LLC 3.100 12/01/26 96,076
75,000 AEP Transmission Co LLC 4.000 12/01/46 62,659
100,000 AEP Transmission Co LLC 2.750 08/15/51 64,718
150,000 AEP Transmission Co LLC 5.400 03/15/53 155,866
650,000 Ameren Illinois Co 5.900 12/01/52 727,365
100,000 American Water Capital Corp 3.000 12/01/26 95,037
250,000 American Water Capital Corp 2.800 05/01/30 223,698
60,000 American Water Capital Corp 4.000 12/01/46 50,228
50,000 American Water Capital Corp 3.750 09/01/47 40,833
100,000 American Water Capital Corp 3.450 05/01/50 76,604
100,000 Atmos Energy Corp 1.500 01/15/31 81,308
175,000 (e) Atmos Energy Corp 6.200 11/15/53 205,152
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 98,884
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 47,486
100,000 Black Hills Corp 3.150 01/15/27 94,305
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 88,502
100,000 Commonwealth Edison Co 2.750 09/01/51 64,943
58,000 Consumers Energy Co 2.650 08/15/52 38,321
60,000 Dominion Energy, Inc 2.250 08/15/31 49,692
190,000 Dominion Energy, Inc 3.300 04/15/41 145,125
125,000 DTE Electric Co 5.400 04/01/53 131,203
405,000 Duke Energy Corp 3.300 06/15/41 309,973
50,000 Duke Energy Progress LLC 2.500 08/15/50 31,409
100,000 Edison International 5.375 N/A(d) 94,580
40,000 (c) Ferrellgas LP 5.375 04/01/26 39,146
44,000 (c) Ferrellgas LP 5.875 04/01/29 41,565
250,000 Florida Power & Light Co 4.800 05/15/33 252,802
100,000 Florida Power & Light Co 3.990 03/01/49 85,628
75,000 Indiana Michigan Power Co 3.750 07/01/47 57,448
200,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 169,080
150,000 MidAmerican Energy Co 3.650 04/15/29 143,311
95,000 MidAmerican Energy Co 3.650 08/01/48 75,240
130,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 111,206
310,000 NiSource, Inc 1.700 02/15/31 251,165
85,000 (c) NRG Energy, Inc 2.450 12/02/27 76,635
50,000 NRG Energy, Inc 5.750 01/15/28 49,816
100,000 NSTAR Electric Co 3.950 04/01/30 95,376
100,000 Ohio Power Co 4.150 04/01/48 83,341
100,000 Ohio Power Co 4.000 06/01/49 81,264
50,000 ONE Gas, Inc 3.610 02/01/24 49,906
12,000 (c) Pattern Energy Operations LP 4.500 08/15/28 11,350
100,000 PECO Energy Co 3.000 09/15/49 71,083
200,000 PECO Energy Co 2.800 06/15/50 134,625
200,000 (c) Perusahaan Listrik Negara PT 3.875 07/17/29 188,876
125,000 Public Service Co of Colorado 1.875 06/15/31 102,913
125,000 Public Service Co of Colorado 3.200 03/01/50 89,439
100,000 Public Service Electric and Gas Co 4.900 12/15/32 101,450
500,000 Public Service Electric and Gas Co 5.450 08/01/53 539,576
28,000 (c) Superior Plus LP 4.500 03/15/29 25,963
190,000 (c) Talen Energy Supply LLC 8.625 06/01/30 201,881
75,000 Virginia Electric and Power Co 2.950 11/15/26 71,593
250,000 Wisconsin Power and Light Co 4.950 04/01/33 250,615
TOTAL UTILITIES 6,526,260
TOTAL CORPORATE BONDS 77,027,945
(Cost $82,234,674)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 39.6%
FOREIGN GOVERNMENT BONDS - 2.6%
$ 200,000 (c) Angolan Government International Bond 8.750% 04/14/32 $ 175,597
EUR 100,000 (c) Banque Ouest Africaine de Developpement 2.750 01/22/33 84,147
50,000 (c) Bermuda Government International Bond 4.750 02/15/29 49,630
200,000 (c) BNG Bank NV 2.625 02/27/24 199,012
225,000 Brazilian Government International Bond 6.000 10/20/33 225,044
200,000 Colombia Government International Bond 8.000 11/14/35 218,696
200,000 (c) Costa Rica Government International Bond 5.625 04/30/43 183,500
200,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 181,830
13,286 (c) Ecuador Government International Bond 0.000 07/31/30 3,756
79,525 (c) Ecuador Government International Bond 5.000 07/31/30 36,765
56,442 (c) Ecuador Government International Bond 1.000 07/31/35 20,056
200,000 (c) Egypt Government International Bond 7.053 01/15/32 136,553
100,000 European Investment Bank 4.875 02/15/36 106,901
200,000 (c) Export-Import Bank of India 2.250 01/13/31 167,094
200,000 (c) Guatemala Government Bond 3.700 10/07/33 166,500
285,000 (c) Hong Kong Government International Bond 4.625 01/11/33 296,787
200,000 (c) Hungary Government International Bond 6.125 05/22/28 207,738
140,625 (c) Iraq Government International Bond 5.800 01/15/28 131,265
200,000 Japan Bank for International Cooperation 2.375 04/20/26 190,555
100,000 (c) Japan Finance Organization for Municipalities 3.000 03/12/24 99,478
300,000 (c) Jordan Government International Bond 4.950 07/07/25 292,976
200,000 (c) Korea Electric Power Corp 1.125 06/15/25 189,176
200,000 (c) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 183,526
200,000 Mexico Government International Bond 5.400 02/09/28 204,704
25,000 Mexico Government International Bond 3.250 04/16/30 22,609
32,000 Mexico Government International Bond 6.050 01/11/40 32,266
275,000 Mexico Government International Bond 4.280 08/14/41 226,986
160,000 Panama Notas del Tesoro 3.750 04/17/26 149,931
130,000 Peruvian Government International Bond 3.000 01/15/34 109,711
140,000 Republic of Poland Government International Bond 5.500 04/04/53 145,647
300,000 (c) Republic of Uzbekistan International Bond 4.750 02/20/24 298,737
275,000 (c) Rwanda International Government Bond 5.500 08/09/31 219,656
200,000 (c) Saudi Government International Bond 3.750 01/21/55 151,954
200,000 (c) Serbia International Bond 2.125 12/01/30 160,000
TOTAL FOREIGN GOVERNMENT BONDS 5,268,783
MORTGAGE BACKED - 22.1%
100,000 (a),(c) Angel Oak Mortgage Trust 2.837 11/25/66 67,806
87,317 (a),(c) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 73,031
1,562,094 (a),(c) Citigroup Mortgage Loan Trust 0.156 02/25/52 12,154
100,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9.837 01/25/42 103,191
310,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.437 03/25/42 320,460
530,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9.987 06/25/42 575,012
55,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.350% 8.687 01/25/43 57,769
65,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8.437 06/25/43 68,026
125,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.900% 9.188 07/25/43 127,845
65,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.550% 8.887 10/25/43 66,055
48,228 (a) Federal Home Loan Mortgage Corp (FHLMC) 30 D AVG SOFR + 5.806% 0.467 03/15/44 4,185
162,208 FHLMC 3.500 01/15/47 143,548
157,789 FHLMC 4.000 01/15/48 150,791
144,684 FHLMC 4.000 03/15/48 136,513
107,178 FHLMC 4.000 04/15/48 99,692
85,236 (a) FHLMC 30 D AVG SOFR + 9.737% 1.195 06/15/48 82,945
112,127 (a) FHLMC 30 D AVG SOFR + 9.657% 1.115 10/15/48 103,427
812,656 FHLMC 3.000 11/01/49 731,632
58,676 FHLMC 3.000 09/25/50 42,919
126,672 FHLMC 3.000 10/25/50 91,463
456,351 FHLMC 2.500 02/25/51 78,009
160,330 FHLMC 2.500 05/25/51 101,571
212,062 FHLMC 3.000 11/01/51 191,306

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 184,859 FHLMC 3.000% 11/01/51 $ 165,772
32,923 FHLMC 3.000 11/01/51 29,842
53,892 FHLMC 3.000 11/01/51 48,624
645,873 FHLMC 2.500 02/01/52 554,807
318,681 FHLMC 2.500 03/01/52 273,720
544,932 FHLMC 4.000 04/01/52 515,473
388,590 FHLMC 4.500 06/01/52 376,799
377,605 FHLMC 4.500 07/01/52 366,147
63,492 FHLMC 4.000 08/25/52 53,648
127,564 FHLMC 6.000 11/01/52 129,817
115,751 FHLMC 3.500 12/01/52 106,142
73,275 FHLMC 5.500 02/25/53 73,915
482,076 FHLMC 5.500 08/01/53 484,137
13,796 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 06/01/36 14,039
4,445 FGLMC 5.000 07/01/39 4,524
126,569 FGLMC 3.500 04/01/45 119,254
355,802 FGLMC 3.500 08/01/45 335,466
9,331 FGLMC 4.500 06/01/47 9,240
227,710 FGLMC 4.000 09/01/47 219,551
81,721 FGLMC 3.500 12/01/47 76,798
73,121 FGLMC 4.500 08/01/48 72,542
77,350 Federal National Mortgage Association (FNMA) 3.500 06/01/32 74,559
103,741 FNMA 3.000 10/01/32 99,072
59,716 FNMA 5.000 05/01/35 60,680
5,973 FNMA 7.500 07/01/35 5,981
68,465 FNMA 5.000 02/01/36 69,570
70,332 FNMA 3.000 10/01/39 65,468
54,977 FNMA 3.000 05/01/40 50,675
104,206 FNMA 5.000 09/01/40 105,896
53,499 FNMA 4.000 09/01/42 51,907
67,303 (a) FNMA 30 D AVG SOFR + 5.836% 0.498 09/25/43 8,060
36,087 FNMA 4.500 03/01/44 36,022
316,654 FNMA 4.000 05/01/44 305,277
134,944 FNMA 4.500 10/01/44 133,291
247,647 FNMA 4.500 11/01/44 244,613
57,368 FNMA 5.000 11/01/44 58,297
20,567 FNMA 4.000 01/01/45 19,955
284,832 FNMA 3.500 01/01/46 267,207
16,105 FNMA 4.000 04/01/46 15,506
114,120 FNMA 3.500 07/01/46 107,097
282,038 FNMA 3.500 07/01/46 265,893
50,641 FNMA 3.000 10/01/46 44,948
6,081 FNMA 3.000 11/01/47 5,397
135,193 FNMA 3.500 11/01/47 126,798
169,925 FNMA 3.500 01/01/48 159,473
75,912 FNMA 4.500 01/01/48 74,946
71,263 FNMA 4.500 02/01/48 70,357
104,526 FNMA 3.500 02/25/48 90,494
56,020 FNMA 4.500 05/01/48 55,273
41,550 FNMA 4.500 05/01/48 40,983
74,737 FNMA 4.000 07/25/48 70,549
225,301 FNMA 3.000 07/01/50 202,726
157,240 FNMA 2.000 08/25/50 21,731
171,993 FNMA 2.000 10/25/50 117,882
468,291 FNMA 2.500 11/25/50 66,939
85,710 FNMA 3.000 02/25/51 13,783
1,157,770 FNMA 2.000 04/01/51 950,551
149,288 FNMA 3.000 09/01/51 133,945
202,907 FNMA 2.500 11/25/51 26,662
436,064 FNMA 2.000 12/01/51 359,723
148,459 FNMA 2.000 01/01/52 123,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 80,346 FNMA 2.000% 02/01/52 $ 66,590
323,734 FNMA 2.500 02/01/52 278,098
448,559 FNMA 2.500 02/01/52 384,341
87,431 FNMA 2.500 02/01/52 74,820
271,911 FNMA 3.500 02/01/52 252,833
319,958 FNMA 2.000 03/01/52 263,103
414,198 FNMA 3.000 04/01/52 369,324
423,688 FNMA 3.500 05/01/52 390,154
735,405 FNMA 3.500 05/01/52 674,786
522,421 FNMA 4.000 05/01/52 494,167
451,868 FNMA 3.500 06/01/52 414,592
160,512 FNMA 3.500 06/01/52 147,740
845,719 FNMA 4.000 06/01/52 799,979
183,683 FNMA 4.500 06/01/52 178,109
1,583,879 FNMA 4.000 07/01/52 1,499,140
1,952,576 FNMA 4.000 07/01/52 1,846,868
174,537 FNMA 4.500 07/01/52 169,241
108,534 FNMA 4.500 07/01/52 105,241
752,333 FNMA 4.500 07/01/52 729,505
171,461 FNMA 4.500 07/25/52 161,131
1,590,196 FNMA 5.000 08/01/52 1,575,258
106,570 FNMA 4.500 08/25/52 93,429
912,956 FNMA 4.000 09/01/52 863,530
2,869,503 FNMA 4.500 09/01/52 2,782,435
105,909 FNMA 5.000 09/01/52 104,817
78,047 FNMA 4.000 09/25/52 67,501
94,922 FNMA 4.000 09/25/52 86,318
3,169,563 FNMA 4.000 10/01/52 2,997,888
371,141 (b) FNMA 4.500 10/01/52 359,880
250,048 FNMA 5.000 10/01/52 247,698
79,331 FNMA 4.500 10/25/52 74,804
84,620 FNMA 4.500 10/25/52 82,324
249,210 FNMA 4.500 11/01/52 241,648
122,603 FNMA 5.500 11/25/52 124,280
9,459 FNMA 5.000 01/01/53 9,369
398,290 FNMA 5.500 02/01/53 400,035
528,506 (b) FNMA 3.500 03/01/53 484,832
163,796 (b) FNMA 3.500 04/01/53 150,252
38,762 FNMA 5.000 06/01/53 38,620
662,743 FNMA 5.500 06/01/53 665,422
530,729 (b) FNMA 5.000 08/01/53 525,054
490,570 (b) FNMA 5.500 10/01/53 492,598
83,163 (a),(c) Flagstar Mortgage Trust 3.992 10/25/47 74,482
3,510 Government National Mortgage Association (GNMA) 5.000 03/15/34 3,532
16,340 GNMA 5.000 06/15/34 16,443
1,737 GNMA 5.000 04/15/38 1,744
137,851 GNMA 5.000 01/20/40 27,459
3,292 GNMA 4.500 04/15/40 3,267
59,313 GNMA 2.500 12/20/43 52,629
64,988 GNMA 3.000 03/20/45 57,407
79,400 GNMA 4.000 06/20/46 9,963
130,456 (a) GNMA SOFR 1 M + 5.986% 0.628 03/20/50 18,192
238,226 GNMA 3.000 11/20/51 176,512
327,367 GNMA 3.000 12/20/51 233,917
253,159 GNMA 3.000 01/20/52 184,207
36,118 GNMA 2.500 02/20/52 30,498
303,011 GNMA 3.000 02/20/52 213,460
190,484 GNMA 4.000 04/20/52 161,905
226,680 GNMA 5.000 04/20/52 44,315
536,944 GNMA 3.000 05/20/52 485,974
921,509 GNMA 3.500 07/20/52 857,619

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 105,820 GNMA 4.000% 07/20/52 $ 91,751
551,262 GNMA 4.000 08/20/52 525,993
372,500 GNMA 4.500 08/20/52 363,682
147,532 GNMA 4.500 09/20/52 136,531
153,374 GNMA 4.500 09/20/52 145,884
212,705 GNMA 5.000 11/20/52 211,206
103,814 GNMA 4.500 02/20/53 97,123
83,743 GNMA 5.500 02/20/53 84,469
253,706 (a) GNMA 30 D AVG SOFR + 6.950% 1.612 05/20/53 27,449
183,260 (a) GNMA 30 D AVG SOFR + 23.205% 2.388 08/20/53 194,152
98,981 (a) GNMA 30 D AVG SOFR + 25.350% 4.533 08/20/53 105,487
197,070 (a),(c) GS Mortgage-Backed Securities Trust 3.000 08/26/52 164,828
20,381 (a),(c) JP Morgan Mortgage Trust 3.500 05/25/47 17,989
2,317 (a),(c) JP Morgan Mortgage Trust 4.000 01/25/49 2,111
461,724 (a),(c) JP Morgan Mortgage Trust 0.126 06/25/51 2,431
809,025 (a),(c) JP Morgan Mortgage Trust 0.111 11/25/51 4,277
68,767 (a),(c) JP Morgan Mortgage Trust 2.500 11/25/51 55,186
802,340 (a),(c) JP Morgan Mortgage Trust 0.120 12/25/51 4,476
93,874 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 75,334
142,395 (a),(c) JP Morgan Mortgage Trust 2.500 01/25/52 114,272
198,763 (a),(c) JP Morgan Mortgage Trust 0.500 04/25/52 5,516
118,558 (a),(c) JP Morgan Mortgage Trust 3.345 04/25/52 96,779
71,135 (a),(c) JP Morgan Mortgage Trust 3.345 04/25/52 57,137
211,669 (a),(c) JP Morgan Mortgage Trust 2.500 06/25/52 169,864
1,193,699 (c) JP Morgan Mortgage Trust 0.224 07/25/52 11,689
219,472 (a),(c) JP Morgan Mortgage Trust 2.500 07/25/52 176,126
310,269 (a),(c) JP Morgan Mortgage Trust 3.250 07/25/52 266,011
335,062 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 280,243
180,146 (a),(c) JP Morgan Mortgage Trust 3.000 10/25/52 150,673
114,025 (a),(c) JP Morgan Mortgage Trust 3.000 11/25/52 95,370
92,721 (a),(c) JP Morgan Mortgage Trust 5.000 06/25/53 88,726
92,721 (a),(c) JP Morgan Mortgage Trust 5.500 06/25/53 90,131
120,286 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 96,529
126,768 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 110,709
103,277 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 82,880
100,000 (a),(c) New Residential Mortgage Loan Trust 2.986 09/25/59 83,572
100,000 (a),(c) NLT Trust 2.569 08/25/56 67,277
106,662 (a),(c) OBX 3.000 01/25/52 89,211
220,408 (a),(c) RCKT Mortgage Trust 2.500 02/25/52 176,877
90,666 (a),(c) RCKT Mortgage Trust 4.000 06/25/52 81,142
6,740 (a),(c) Sequoia Mortgage Trust 4.000 06/25/49 6,257
32,186 (a),(c) Sequoia Mortgage Trust 3.500 12/25/49 28,366
83,367 (a),(c) Sequoia Mortgage Trust 2.500 06/25/51 66,902
25,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.750% 10.087 02/25/42 25,925
365,000 (a),(c) STACR 30 D AVG SOFR + 2.900% 8.237 04/25/42 375,507
95,000 (a),(c) STACR 30 D AVG SOFR + 5.650% 8.647 04/25/42 100,929
435,000 (a),(c) STACR 30 D AVG SOFR + 3.350% 8.687 05/25/42 453,234
620,000 (a),(c) STACR 30 D AVG SOFR + 4.500% 9.837 06/25/42 668,854
280,000 (a),(c) STACR 30 D AVG SOFR + 4.000% 9.337 07/25/42 294,147
290,000 (a),(c) STACR 30 D AVG SOFR + 3.700% 9.037 09/25/42 305,594
1,573 (a),(c) STACR 3.787 02/25/48 1,476
2,721 (a),(c) STACR 3.842 05/25/48 2,612
230,000 (a),(c) STACR 30 D AVG SOFR + 4.800% 10.137 10/25/50 257,898
100,000 (a),(c) Verus Securitization Trust 3.207 11/25/59 90,944
25,900 (c) Verus Securitization Trust 1.733 05/25/65 24,075
82,053 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 68,628
95,673 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.314 08/25/51 78,116
203,846 (a),(c) Woodward Capital Management 3.000 05/25/52 170,495
TOTAL MORTGAGE BACKED 44,403,526

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS - 0.4%
$ 200,000 City & County of San Francisco CA Community Facilities
District
3.264% 09/01/25 $ 194,597
200,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 184,512
170,000 New York State Dormitory Authority 4.294 07/01/44 153,972
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 271,128
TOTAL MUNICIPAL BONDS 804,209
U.S. TREASURY SECURITIES - 14.5%
1,100,000 United States Treasury Bond 3.125 11/15/41 956,484
1,535,700 United States Treasury Bond 3.000 11/15/45 1,263,473
1,615,000 United States Treasury Bond 2.875 11/15/46 1,293,199
765,000 United States Treasury Bond 3.000 05/15/47 624,820
176,000 United States Treasury Bond 3.375 11/15/48 153,354
1,219,920 (f) United States Treasury Inflation Indexed Bonds 0.500 04/15/24 1,204,528
500,000 United States Treasury Note 4.875 11/30/25 505,176
150,000 United States Treasury Note 1.375 10/31/28 133,506
994,000 United States Treasury Note 3.500 04/30/30 971,519
245,000 United States Treasury Note 4.875 10/31/30 259,126
600,000 United States Treasury Note 4.500 11/15/33 629,906
300,000 United States Treasury Note 2.250 05/15/41 228,504
500,000 United States Treasury Note 2.000 11/15/41 361,660
5,111,800 United States Treasury Note 2.375 02/15/42 3,922,108
200,000 United States Treasury Note 4.000 11/15/42 194,367
5,005,000 United States Treasury Note 3.875 02/15/43 4,771,955
4,118,000 (e) United States Treasury Note 4.750 11/15/43 4,417,198
6,833,000 United States Treasury Note 4.125 08/15/53 6,906,668
250,000 United States Treasury Note 4.750 11/15/53 280,352
TOTAL U.S. TREASURY SECURITIES 29,077,903
TOTAL GOVERNMENT BONDS 79,554,421
(Cost $82,969,224)
STRUCTURED ASSETS - 15.1%
ASSET BACKED - 5.7%
250,000 (a),(c) AIMCO CLO 16 Ltd SOFR 3 M + 1.912% 7.314 01/17/35 249,957
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 241,200
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 236,384
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1.210 12/18/26 233,591
Series - 2021 1 (Class D)
100,000 (c) AMSR Trust 3.148 01/19/39 92,737
Series - 2019 SFR1 (Class C)
100,000 (c) AMSR Trust 3.247 01/19/39 92,485
Series - 2019 SFR1 (Class D)
105,436 (c) Apollo aviation securitization 2.798 01/15/47 90,562
Series - 2021 2A (Class A)
122,118 (c) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 116,563
Series - 2019 A (Class A)
93,165 (c) Capital Automotive REIT 1.440 08/15/51 82,959
Series - 2021 1A (Class A1)
99,521 (c) Capital Automotive REIT 1.920 08/15/51 87,888
Series - 2021 1A (Class A3)
1,250,000 Carmax Auto Owner Trust 1.280 07/15/27 1,177,322
Series - 2021 1 (Class D)
97,500 (c) Cars Net Lease Mortgage Notes Series 2.010 12/15/50 83,149
Series - 2020 1A (Class A1)
98,500 (c) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 84,190
Series - 2020 1A (Class A3)
100,000 (c) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 85,330
Series - 2020 1A (Class B1)

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 24,094 Carvana Auto Receivables Trust 1.720% 09/11/28 $ 22,712
Series - 2021 N4 (Class C)
345,000 (c) Carvana Auto Receivables Trust 4.130 12/11/28 333,993
Series - 2022 N1 (Class D)
250,000 (a),(c) Cayuga Park CLO Ltd SOFR 3 M + 1.912% 1.000 07/17/34 249,412
Series - 2020 1A (Class B1R)
144,702 (a),(c) CBRE Realty Finance LIBOR 3 M + 0.300% 5.200 04/07/52 362
Series - 2007 1A (Class A2)
2,358 Centex Home Equity 5.540 01/25/32 2,308
Series - 2002 A (Class AF6)
449,726 (c) CF Hippolyta LLC 1.690 07/15/60 415,623
Series - 2020 1 (Class A1)
218,835 (c) CF Hippolyta LLC 1.990 07/15/60 186,470
Series - 2020 1 (Class A2)
89,945 (c) CF Hippolyta LLC 2.280 07/15/60 82,309
Series - 2020 1 (Class B1)
235,612 (c) CF Hippolyta LLC 1.530 03/15/61 210,593
Series - 2021 1A (Class A1)
235,612 (c) CF Hippolyta LLC 1.980 03/15/61 199,829
Series - 2021 1A (Class B1)
230,000 (c) Cologix Data Centers US Issuer LLC 3.300 12/26/51 206,986
Series - 2021 1A (Class A2)
119,688 (c) DB Master Finance LLC 4.352 05/20/49 115,324
Series - 2019 1A (Class A23)
196,000 (c) DB Master Finance LLC 2.045 11/20/51 178,119
Series - 2021 1A (Class A2I)
98,000 (c) DB Master Finance LLC 2.493 11/20/51 87,157
Series - 2021 1A (Class A2II)
27,622 (c) Diamond Resorts Owner Trust 2.050 11/21/33 25,832
Series - 2021 1A (Class B)
325,500 (c) Domino's Pizza Master Issuer LLC 4.474 10/25/45 318,364
Series - 2015 1A (Class A2II)
213,750 (c) Domino's Pizza Master Issuer LLC 4.116 07/25/48 207,667
Series - 2018 1A (Class A2I)
146,250 (c) Domino's Pizza Master Issuer LLC 2.662 04/25/51 129,284
Series - 2021 1A (Class A2I)
21,681 (a),(c) Ellington Loan Acquisition Trust SOFR 1 M + 1.214% 6.570 05/25/37 21,427
Series - 2007 2 (Class A2C)
115,780 (c) FNA VI LLC 1.350 01/10/32 105,648
Series - 2021 1A (Class A)
250,000 (a),(c) Gracie Point International Funding 30 D AVG SOFR + 3.350% 8.691 07/01/24 251,235
Series - 2022 2A (Class B)
184,074 (a),(c) GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 2.750% 0.000 04/01/24 184,492
Series - 2022 1A (Class B)
60,323 (c) HERO Funding Trust 3.190 09/20/48 52,429
Series - 2017 3A (Class A1)
60,323 (c) HERO Funding Trust 3.950 09/20/48 53,863
Series - 2017 3A (Class A2)
150,000 (c) Hertz Vehicle Financing LLC 1.560 12/26/25 144,491
Series - 2021 1A (Class B)
58,228 (c) Hilton Grand Vacations Trust 2.340 07/25/33 55,412
Series - 2019 AA (Class A)
3,657 (a) Home Equity Asset Trust SOFR 1 M + 1.614% 3.986 06/25/33 3,476
Series - 2003 1 (Class M1)
343,988 (c) Horizon Aircraft Finance II Ltd 3.721 07/15/39 303,391
Series - 2019 1 (Class A)
213,572 (c) Horizon Aircraft Finance III Ltd 3.425 11/15/39 167,653
Series - 2019 2 (Class A)
100,000 (c) Hpefs Equipment Trust 4.430 09/20/29 98,234
Series - 2022 2A (Class C)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 99,995 (a),(c) Invitation Homes Trust SOFR 1 M + 1.364% 6.726% 01/17/38 $ 99,752
Series - 2018 SFR4 (Class B)
250,000 (a),(c) Madison Park Funding LIX Ltd SOFR 3 M + 2.362% 7.757 01/18/34 250,609
Series - 2021 59A (Class C)
250,000 (a),(c) Massachusetts St SOFR 3 M + 1.912% 7.305 01/15/35 250,612
Series - 2021 3A (Class B)
74,551 (c) MVW LLC 1.830 05/20/39 68,199
Series - 2021 2A (Class B)
59,775 (c) MVW Owner Trust 3.450 01/21/36 58,828
Series - 2018 1A (Class A)
52,917 (c) MVW Owner Trust 3.000 11/20/36 50,838
Series - 2019 1A (Class B)
27,636 (c) Navient Private Education Refi Loan Trust 1.310 01/15/69 25,295
Series - 2020 HA (Class A)
114,394 (c) Navient Student Loan Trust 3.390 12/15/59 109,321
Series - 2019 BA (Class A2A)
250,000 (a),(c) Navistar Financial Dealer Note Master Owner Trust II 30 D AVG SOFR + 1.800% 7.138 05/25/27 250,202
Series - 2022 1 (Class B)
250,000 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd CME Term SOFR 3 Month +
1.322%
6.715 04/16/33 250,315
Series - 2021 40A (Class A)
250,000 (a),(c) Neuberger Berman Loan Advisers Clo 40 Ltd SOFR 3 M + 1.662% 7.055 04/16/33 247,945
Series - 2021 40A (Class B)
232,940 (c) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 208,129
Series - 2021 1A (Class A1)
96,431 (c) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 85,116
Series - 2021 2A (Class A1)
250,000 (a),(c) OHA Credit Funding 10 Ltd SOFR 3 M + 1.912% 7.307 01/18/36 250,615
Series - 2021 10A (Class B)
150,000 (c) OneMain Financial Issuance Trust 1.750 09/14/35 138,200
Series - 2020 2A (Class A)
127,399 (c) Oportun Funding XIV LLC 1.210 03/08/28 121,585
Series - 2021 A (Class A)
65,385 (a),(c) PNMSR 2018-GT1 A Mtge SOFR 1 M + 3.515% 8.871 08/25/25 65,469
Series - 2018 GT2 (Class A)
152,685 (c) Settlement Fee Finance LLC 3.840 11/01/49 150,789
Series - 2019 1A (Class A)
25,530 (c) Sierra Timeshare Receivables Funding LLC 3.200 01/20/36 25,321
Series - 2019 1A (Class A)
23,636 (c) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 22,272
Series - 2021 1A (Class A)
23,636 (c) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 22,287
Series - 2021 1A (Class B)
23,636 (c) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 22,258
Series - 2021 1A (Class C)
65,212 (c) SoFi Professional Loan Program LLC 2.840 01/25/41 63,271
Series - 2017 F (Class A2FX)
175,000 (c) Stack Infrastructure Issuer LLC 1.893 08/25/45 162,002
Series - 2020 1A (Class A2)
250,000 (c) Stack Infrastructure Issuer LLC 1.877 03/26/46 227,838
Series - 2021 1A (Class A2)
4,343 (a) Structured Asset Investment Loan Trust SOFR 1 M + 1.014% 6.370 09/25/34 4,107
Series - 2004 8 (Class M1)
93,750 (c) Taco Bell Funding LLC 4.970 05/25/46 92,299
Series - 2016 1A (Class A23)
127,725 (c) Taco Bell Funding LLC 1.946 08/25/51 114,468
Series - 2021 1A (Class A2I)
98,250 (c) Taco Bell Funding LLC 2.294 08/25/51 84,309
Series - 2021 1A (Class A2II)
250,000 (a),(c) TICP CLO VIII Ltd SOFR 3 M + 1.962% 7.377 10/20/34 249,711
Series - 2017 8A (Class A2R)

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 282,724 (c) Wendy's Funding LLC 2.370% 06/15/51 $ 243,761
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 11,384,135
OTHER MORTGAGE BACKED - 9.4%
108,244 (a),(c) Agate Bay Mortgage Trust 3.500 09/25/45 95,886
Series - 2015 6 (Class A9)
500,000 (c) BANK 2.500 10/17/52 262,917
Series - 2019 BN21 (Class D)
200,000 (c) BBCMS Trust 4.197 08/10/35 183,569
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4.267 03/15/52 360,570
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2.224 08/15/54 656,157
Series - 2021 B28 (Class A5)
500,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 363,906
Series - 2021 B28 (Class B)
250,000 (a),(c) CF Mortgage Trust 3.603 04/15/52 163,408
Series - 2020 P1 (Class A2)
272,970 CFCRE Commercial Mortgage Trust 3.644 12/10/54 266,348
Series - 2016 C7 (Class ASB)
5,547 (a) CHL Mortgage Pass-Through Trust 5.003 02/20/35 5,528
Series - 2004 HYB9 (Class 1A1)
250,000 (a),(c) Citigroup Commercial Mortgage Trust 3.518 05/10/35 231,744
Series - 2013 375P (Class B)
100,000 (a),(c) Citigroup Commercial Mortgage Trust 4.476 07/10/47 86,213
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3.199 08/10/56 221,401
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2.853 10/15/45 22,658
Series - 2012 CR4 (Class A3)
932,261 (a),(c) COMM Mortgage Trust 3.599 06/10/46 865,749
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4.377 05/10/47 458,336
Series - 2014 CR17 (Class B)
500,000 (a),(c) COMM Mortgage Trust 4.767 06/10/47 263,130
Series - 2014 UBS3 (Class D)
650,000 COMM Mortgage Trust 4.080 08/10/47 627,978
Series - 2014 CR19 (Class AM)
300,000 (a) COMM Mortgage Trust 3.603 03/10/48 287,277
Series - 2015 CR22 (Class AM)
200,000 (a),(c) COMM Mortgage Trust 4.067 03/10/48 158,397
Series - 2015 CR22 (Class D)
550,000 (a) COMM Mortgage Trust 4.183 05/10/48 522,610
Series - 2015 CR23 (Class B)
200,000 (a) COMM Mortgage Trust 4.287 05/10/48 180,027
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3.696 08/10/48 483,735
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3.984 10/10/48 239,416
Series - 2015 CR27 (Class AM)
600,000 (a) COMM Mortgage Trust 4.158 10/10/48 574,537
Series - 2015 LC23 (Class AM)
380,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8.837 03/25/42 397,766
Series - 2022 R03 (Class 1M2)
105,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8.337 04/25/42 107,014
Series - 2022 R05 (Class 2M2)
580,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 9.187 05/25/42 610,830
Series - 2022 R06 (Class 1M2)
183,000 (a),(c) Connecticut Avenue Securities Trust SOFR + 3.600% 8.937 07/25/42 192,170
Series - 2022 R08 (Class 1M2)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 465,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 10.087% 09/25/42 $ 504,010
Series - 2022 R09 (Class 2M2)
360,000 (a),(c) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 9.087 12/25/42 381,064
Series - 2023 R01 (Class 1M2)
101,980 (a),(c) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 84,108
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2.340 08/15/53 157,492
Series - 2020 C9 (Class AM)
2,541 (a),(c) Flagstar Mortgage Trust 4.000 09/25/48 2,379
Series - 2018 5 (Class A11)
169,328 (a),(c) Flagstar Mortgage Trust 2.500 06/01/51 135,886
Series - 2021 4 (Class A21)
3,267 (a),(c) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 3,021
Series - 2019 PJ2 (Class A4)
30,017 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 25,408
Series - 2020 PJ4 (Class A4)
679,198 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.269 03/27/51 7,279
Series - 2020 PJ5 (Class AX1)
103,169 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 87,776
Series - 2020 PJ5 (Class A4)
63,675 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 51,099
Series - 2020 PJ6 (Class A4)
1,692,682 (a),(c) GS Mortgage-Backed Securities Corp Trust 0.148 08/25/51 11,527
Series - 2021 PJ3 (Class AX1)
163,269 (a),(c) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 131,023
Series - 2021 PJ5 (Class A4)
174,127 (a),(c) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 145,638
Series - 2022 PJ2 (Class A36)
76,351 (a),(c) GS Mortgage-Backed Securities Trust 2.500 07/25/51 61,272
Series - 2021 PJ2 (Class A4)
236,113 (a),(c) GS Mortgage-Backed Securities Trust 2.500 11/25/51 189,927
Series - 2021 PJ6 (Class A4)
151,519 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 121,594
Series - 2021 PJ8 (Class A4)
314,622 (a),(c) GS Mortgage-Backed Securities Trust 2.500 01/25/52 252,483
Series - 2021 PJ7 (Class A4)
94,046 (a),(c) GS Mortgage-Backed Securities Trust 2.722 01/25/52 72,030
Series - 2021 PJ7 (Class B2)
172,208 (a),(c) GS Mortgage-Backed Securities Trust 2.500 03/25/52 138,197
Series - 2021 PJ10 (Class A4)
128,987 (a),(c) GS Mortgage-Backed Securities Trust 2.500 05/01/52 111,840
Series - 2022 PJ1 (Class A8)
94,495 (a),(c) GS Mortgage-Backed Securities Trust 2.832 05/28/52 73,726
Series - 2022 PJ1 (Class B2)
107,429 (a),(c) GS Mortgage-Backed Securities Trust 3.000 07/25/52 89,852
Series - 2022 INV1 (Class A4)
170,701 (a),(c) GS Mortgage-Backed Securities Trust 3.000 09/25/52 142,772
Series - 2022 HP1 (Class A4)
129,069 (a),(c) GS Mortgage-Backed Securities Trust 3.000 10/25/52 107,952
Series - 2022 PJ5 (Class A36)
111,818 (a),(c) GS Mortgage-Backed Securities Trust 3.000 01/25/53 93,523
Series - 2022 PJ6 (Class A24)
142,074 (a),(c) GS Mortgage-Backed Securities Trust 3.500 02/25/53 123,423
Series - 2023 PJ1 (Class A24)
23,858 (a) HarborView Mortgage Loan Trust SOFR 1 M + 0.734% 6.090 08/19/45 21,801
Series - 2005 11 (Class 2A1A)
400,000 (c) Hudson Yards Mortgage Trust 2.835 08/10/38 372,105
Series - 2016 10HY (Class A)
31,831 (a),(c) Imperial Fund Mortgage Trust 2.051 10/25/55 28,859
Series - 2020 NQM1 (Class A3)

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 37,971 (a),(c) JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6.678% 12/25/44 $ 36,374
Series - 2015 1 (Class B1)
21,688 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/48 18,882
Series - 2018 3 (Class A13)
87,682 (a),(c) JP Morgan Mortgage Trust 3.500 10/25/48 75,691
Series - 2018 5 (Class A13)
43,456 (a),(c) JP Morgan Mortgage Trust 3.684 10/26/48 42,310
Series - 2017 5 (Class A2)
2,014 (a),(c) JP Morgan Mortgage Trust 4.000 02/25/49 1,833
Series - 2018 9 (Class A13)
2,058 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 1,896
Series - 2019 1 (Class A3)
7,339 (a),(c) JP Morgan Mortgage Trust 4.000 05/25/49 6,725
Series - 2019 1 (Class A15)
14,593 (a),(c) JP Morgan Mortgage Trust SOFR 1 M + 1.064% 6.420 10/25/49 14,145
Series - 2019 INV1 (Class A11)
96,386 (a),(c) JP Morgan Mortgage Trust 3.823 06/25/50 83,265
Series - 2020 1 (Class B2)
567,708 (a),(c) JP Morgan Mortgage Trust 0.139 07/25/51 3,757
Series - 2021 3 (Class AX1)
393,491 (a),(c) JP Morgan Mortgage Trust 0.131 08/25/51 2,450
Series - 2021 4 (Class AX1)
46,767 (a),(c) JP Morgan Mortgage Trust 2.881 08/25/51 36,296
Series - 2021 4 (Class B2)
632,039 (a),(c) JP Morgan Mortgage Trust 0.137 10/25/51 4,080
Series - 2021 6 (Class AX1)
106,657 (a),(c) JP Morgan Mortgage Trust 2.500 10/25/51 85,592
Series - 2021 6 (Class A15)
206,549 (a),(c) JP Morgan Mortgage Trust 0.400 12/25/51 4,464
Series - 2021 INV2 (Class AX4)
83,477 (a),(c) JP Morgan Mortgage Trust 2.500 12/25/51 66,990
Series - 2021 10 (Class A15)
79,005 (a),(c) JP Morgan Mortgage Trust 2.500 02/25/52 63,401
Series - 2021 12 (Class A15)
58,768 (a),(c) JP Morgan Mortgage Trust 2.500 05/25/52 47,161
Series - 2021 14 (Class A15)
48,189 (a),(c) JP Morgan Mortgage Trust 2.927 05/25/52 38,848
Series - 2021 LTV2 (Class A3)
222,427 (a),(c) JP Morgan Mortgage Trust 3.000 08/25/52 185,482
Series - 2022 2 (Class A25)
112,239 (a),(c) JP Morgan Mortgage Trust 3.000 09/25/52 93,596
Series - 2022 INV3 (Class A6)
348,332 (a),(c) JP Morgan Mortgage Trust 3.500 09/25/52 302,604
Series - 2022 LTV2 (Class A6)
120,270 (a),(c) JP Morgan Mortgage Trust 3.000 12/25/52 100,593
Series - 2022 7 (Class 1A17)
43,646 (a),(c) JP Morgan Mortgage Trust 4.000 12/25/52 39,061
Series - 2022 7 (Class 2A6A)
500,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 479,062
Series - 2015 C29 (Class AS)
400,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 374,997
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 468,599
Series - 2015 C31 (Class AS)
450,000 (a) JPMBB Commercial Mortgage Securities Trust 4.622 08/15/48 374,274
Series - 2015 C31 (Class B)
500,000 (a),(c) JPMBB Commercial Mortgage Securities Trust 4.202 03/17/49 404,134
Series - 2016 C1 (Class D1)
115,000 (a) JPMDB Commercial Mortgage Securities Trust 3.858 03/15/50 93,654
Series - 2017 C5 (Class AS)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 (a),(c) Manhattan West 2.335% 09/10/39 $ 439,893
Series - 2020 1MW (Class B)
43,216 (a) Merrill Lynch Mortgage Investors Trust SOFR 1 M + 0.634% 2.278 01/25/37 40,618
Series - 2006 WMC1 (Class A1B)
31,876 (a) Morgan Stanley Bank of America Merrill Lynch Trust 4.384 02/15/47 31,769
Series - 2014 C14 (Class AS)
424,429 (a),(c) Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5.915 07/15/36 385,714
Series - 2019 MILE (Class A)
207,695 (a),(c) OBX Trust 2.500 07/25/51 166,675
Series - 2021 J2 (Class A19)
179,930 (a),(c) OBX Trust 4.000 10/25/52 161,029
Series - 2022 INV5 (Class A13)
12,736 (a),(c) OBX Trust SOFR 1 M + 0.764% 4.658 06/25/57 12,177
Series - 2018 1 (Class A2)
83,731 (a),(c) Oceanview Mortgage Trust 2.500 05/25/51 67,194
Series - 2021 1 (Class A19)
450,000 (c) One Bryant Park Trust 2.516 09/15/54 381,891
Series - 2019 OBP (Class A)
90,666 (a),(c) RCKT Mortgage Trust 3.500 06/25/52 78,764
Series - 2022 4 (Class A22)
9,289 (a),(c) Sequoia Mortgage Trust 3.500 05/25/45 8,418
Series - 2015 2 (Class A1)
14,577 (a),(c) Sequoia Mortgage Trust 3.500 02/25/47 12,763
Series - 2017 2 (Class A19)
27,689 (a),(c) Sequoia Mortgage Trust 3.500 03/25/48 24,507
Series - 2018 3 (Class A1)
44,092 (a),(c) Sequoia Mortgage Trust 3.000 04/25/50 36,875
Series - 2020 3 (Class A19)
102,789 (a),(c) Sequoia Mortgage Trust 5.000 01/25/53 98,014
Series - 2023 1 (Class A19)
12,354 (a),(c) Shellpoint Co-Originator Trust 3.500 04/25/47 10,890
Series - 2017 1 (Class A19)
70,000 (a),(c) Structured Agency Credit Risk Debt Note (STACR) 30 D AVG SOFR + 4.350% 9.687 04/25/42 73,709
Series - 2022 DNA3 (Class M2)
111,382 (a),(c) Verus Securitization Trust 2.240 10/25/66 92,785
Series - 2021 7 (Class A3)
295,000 (c) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 258,653
Series - 2015 NXS3 (Class D)
1,927 (a),(c) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 1,801
Series - 2019 2 (Class A17)
12,914 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 11,327
Series - 2019 4 (Class A1)
86,820 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 72,417
Series - 2020 4 (Class A17)
193,120 (a),(c) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 154,979
Series - 2021 2 (Class A17)
88,805 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 74,276
Series - 2022 INV1 (Class A18)

Core Bond Fund December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 111,007 (a),(c) Wells Fargo Mortgage Backed Securities Trust 3.500% 03/25/52 $ 96,434
Series - 2022 INV1 (Class A17)
TOTAL OTHER MORTGAGE BACKED 18,962,131
TOTAL STRUCTURED ASSETS 30,346,266
(Cost $33,294,789)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 68,043
TOTAL FINANCIAL SERVICES 68,043
TOTAL PREFERRED STOCKS 68,043
(Cost $65,000)
TOTAL LONG-TERM INVESTMENTS 194,633,159
(Cost $206,210,391)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.2%
REPURCHASE AGREEMENT - 2.2%
$ 4,340,000 (g) Fixed Income Clearing Corp (FICC) 5.320 01/02/24 4,340,000
TOTAL REPURCHASE AGREEMENT 4,340,000
TOTAL SHORT-TERM INVESTMENTS 4,340,000
(Cost $4,340,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.8%
5,615,042 (h) State Street Navigator Securities Lending Government
Money Market Portfolio
5.360 5,615,042
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,615,042
(Cost $5,615,042)
TOTAL INVESTMENTS - 101.8% 204,588,201
(Cost $216,165,433)
OTHER ASSETS & LIABILITIES, NET - (1.8)% (3,693,754)
NET ASSETS - 100.0% $ 200,894,447
AVG Average
CME Chicago Mercantile Exchange
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR Secure Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
Perpetual security
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,799,981.
(f)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $4,342,565 on 1/2/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $4,426,831.
(h)
Investments made with cash collateral received from securities on loan.

See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 75,949 EUR 71,334 JPMorgan Chase Bank 01/16/24   $ (2,990)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 12/20/28 $990,000 $(59,400) $(7,295) $(52,105)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 10,890,000 (653,394) (85,114) (568,280)
CDX-NAHYS41V2-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 12/20/28 990,000 (59,400) (53,956) (5,444)
Total $(772,194) $(146,365) $ (625,829)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Money Market Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 101.2%
GOVERNMENT AGENCY DEBT - 9 .1%
$ 625,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 01/24/24 $ 622,884
100,000 Federal Farm Credit Bank (FFCB) 2 .610 02/27/24 99,555
200,000 Federal Home Loan Bank (FHLB) 0 .000 01/12/24 199,675
150,000 FHLB 0 .000 01/17/24 149,644
250,000 FHLB 0 .000 01/19/24 249,332
100,000 FHLB 0 .000 01/29/24 99,589
1,450,000 FHLB 0 .000 01/31/24 1,443,620
140,000 FHLB 0 .000 02/02/24 139,341
625,000 FHLB 0 .000 02/08/24 621,792
625,000 FHLB 0 .000 02/09/24 621,763
2,475,000 FHLB 0 .000 02/15/24 2,458,814
1,000,000 FHLB 5 .160 02/16/24 999,509
100,000 FHLB 0 .000 02/21/24 99,252
500,000 FHLB 0 .000 02/23/24 496,113
100,000 FHLB 0 .000 02/27/24 99,164
200,000 FHLB 0 .000 02/28/24 198,289
200,000 FHLB 0 .000 03/01/24 198,235
500,000 FHLB 0 .000 03/06/24 495,423
100,000 FHLB 3 .250 03/08/24 99,600
100,000 FHLB 4 .750 03/08/24 99,860
100,000 FHLB 5 .320 03/08/24 99,971
100,000 FHLB 0 .000 03/13/24 98,936
100,000 FHLB 0 .000 03/22/24 98,803
1,100,000 FHLB 0 .000 03/27/24 1,086,173
50,000 FHLB 1 .000 04/25/24 49,297
1,000,000 FHLB 5 .450 06/11/24 1,000,000
100,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 02/12/24 99,383
TOTAL GOVERNMENT AGENCY DEBT 12,024,017
REPURCHASE AGREEMENT - 24 .7%
32,570,000 (a) Fixed Income Clearing Corp (FICC) 5 .320 01/02/24 32,570,000
TOTAL REPURCHASE AGREEMENT 32,570,000
TREASURY DEBT - 42 .3%
4,525,000 United States Treasury Bill 0 .000 01/02/24 4,524,333
3,000,000 United States Treasury Bill 0 .000 01/16/24 2,993,363
2,720,000 United States Treasury Bill 0 .000 01/18/24 2,713,157
2,000,000 United States Treasury Bill 0 .000 01/23/24 1,993,523
3,750,000 United States Treasury Bill 0 .000 01/25/24 3,736,786
2,800,000 United States Treasury Bill 0 .000 01/30/24 2,788,155
2,500,000 United States Treasury Bill 0 .000 02/06/24 2,486,812
1,650,000 United States Treasury Bill 0 .000 02/08/24 1,640,808
4,150,000 United States Treasury Bill 0 .000 02/13/24 4,123,780
1,650,000 United States Treasury Bill 0 .000 02/15/24 1,642,512
4,030,000 United States Treasury Bill 0 .000 02/20/24 4,000,505
2,200,000 United States Treasury Bill 0 .000 02/27/24 2,181,925
12,900,000 United States Treasury Bill 0 .000 02/29/24 12,788,365
1,500,000 United States Treasury Bill 0 .000 03/14/24 1,483,948
1,300,000 United States Treasury Bill 0 .000 03/19/24 1,285,193
1,850,000 United States Treasury Bill 0 .000 03/21/24 1,828,320
500,000 United States Treasury Bill 0 .000 03/26/24 493,783
2,000,000 United States Treasury Bill 0 .000 04/16/24 1,969,083
725,000 United States Treasury Bill 0 .000 10/03/24 696,036
500,000 United States Treasury Note 0 .750 11/15/24 480,867
TOTAL TREASURY DEBT 55,851,254
VARIABLE RATE SECURITIES - 25 .1%
225,000 (b) Federal Agricultural Mortgage Corp (FAMC) SOFR + 0.100% 5 .500 02/12/24 225,005

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
VARIABLE RATE SECURITIES—continued
$ 250,000 (b) Federal Farm Credit Bank (FFCB) SOFR + 0.055% 5 .455% 01/03/24 $ 250,000
146,000 (b) FFCB SOFR + 0.120% 5 .520 01/22/24 146,005
100,000 (b) FFCB SOFR + 0.040% 5 .440 01/25/24 99,999
125,000 (b) FFCB SOFR + 0.045% 5 .445 02/20/24 125,000
100,000 (b) FFCB SOFR + 0.040% 5 .440 03/04/24 100,000
225,000 (b) FFCB SOFR + 0.050% 5 .450 04/12/24 225,000
1,250,000 (b) Federal Home Loan Bank (FHLB) SOFR + 0.030% 5 .430 01/03/24 1,250,000
3,250,000 (b) FHLB SOFR + 0.030% 5 .430 01/05/24 3,250,000
1,100,000 (b) FHLB SOFR + 0.030% 5 .430 01/08/24 1,100,000
3,000,000 (b) FHLB SOFR + 0.030% 5 .430 01/12/24 3,000,000
2,250,000 (b) FHLB SOFR + 0.030% 5 .430 01/16/24 2,250,000
2,250,000 (b) FHLB SOFR + 0.030% 5 .430 01/17/24 2,250,000
2,000,000 (b) FHLB SOFR + 0.035% 5 .435 01/19/24 2,000,000
1,250,000 (b) FHLB SOFR + 0.035% 5 .435 01/25/24 1,250,000
1,875,000 (b) FHLB SOFR + 0.035% 5 .435 01/25/24 1,875,000
500,000 (b) FHLB SOFR + 0.040% 5 .440 01/26/24 500,000
2,000,000 (b) FHLB SOFR + 0.040% 5 .440 01/29/24 2,000,000
750,000 (b) FHLB SOFR + 0.040% 5 .440 02/16/24 750,000
2,000,000 (b) FHLB SOFR + 0.055% 5 .455 02/16/24 2,000,067
1,800,000 (b) FHLB SOFR + 0.040% 5 .440 02/20/24 1,800,000
500,000 (b) FHLB SOFR + 0.045% 5 .445 02/23/24 500,000
1,100,000 (b) FHLB SOFR + 0.045% 5 .445 02/28/24 1,100,000
800,000 (b) FHLB SOFR + 0.050% 5 .450 03/04/24 800,000
500,000 (b) FHLB SOFR + 0.050% 5 .450 03/25/24 500,000
1,250,000 (b) FHLB SOFR + 0.050% 5 .450 03/28/24 1,250,000
1,500,000 (b) United States Treasury Floating Rate Note US Treasury Bill 3 M - 0.075% 5 .256 04/30/24 1,499,343
1,000,000 (b) United States Treasury Floating Rate Note US Treasury Bill 3 M + 0.037% 5 .368 07/31/24 999,763
TOTAL VARIABLE RATE SECURITIES 33,095,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $133,540,453) 133,540,453
TOTAL INVESTMENTS - 101.2% 133,540,453
(Cost $133,540,453)
OTHER ASSETS & LIABILITIES, NET - (1.2)% (1,631,678)
NET ASSETS - 100.0% $ 131,908,775
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corp (FICC), 5.320% dated 12/29/23 to be repurchased at $32,589,252 on 1/2/24, collateralized by Government Agency
Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $33,221,478.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Balanced Fund December 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TIAA-CREF LIFE FUNDS—100.0%(a)
FIXED INCOME—49.8%
3,692,159
TIAA-CREF Life Core Bond Fund $ 33,783,255
TOTAL FIXED INCOME 33,783,255
INTERNATIONAL EQUITY—10.0%
738,942
TIAA-CREF Life International Equity Fund 6,827,828
TOTAL INTERNATIONAL EQUITY 6,827,828
U.S. EQUITY—40.1%
369,766
TIAA-CREF Life Growth Equity Fund 6,615,111
375,557
TIAA-CREF Life Growth & Income Fund 6,805,089
306,849
TIAA-CREF Life Large-Cap Value Fund 5,639,885
99,478
TIAA-CREF Life Real Estate Securities Fund 1,357,874
98,927
TIAA-CREF Life Small-Cap Equity Fund 1,348,371
138,858
TIAA-CREF Life Stock Index Fund 5,439,065
TOTAL U.S. EQUITY 27,205,395
TOTAL TIAA-CREF LIFE FUNDS 67,816,478
(Cost $59,441,837)
TOTAL INVESTMENTS—99.9% 67,816,478
(Cost $59,441,837)
OTHER ASSETS & LIABILITIES, NET—0.1% 64,516
NET ASSETS—100.0% $ 67,880,994
(a)
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2023
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value Fund
22.4
Real Estate Securities
Fund
ASSETS
Long-term investments, at value
*†
$ 156,149,048 $ 182,795,256 $ 80,242,718 $ 69,988,636
Affiliated investments, at value
‡
– – – –
Short-term investments, at value
#
1,560,000 1,460,000 – 360,000
Investments purchased with collateral from securities lending, at value (cost approximates value) – – – –
Cash 1,011 7,805 – 2,392
Cash collateral at brokers for investments in mortgage dollar rolls – – – –
Cash collateral at brokers for investments in swaps contracts – – – –
Receivables:
Dividends 70,796 97,537 59,334 297,702
Interest 692 647 – 160
Investments sold 18,209 – 281,833 –
Reclaims 2,566 5,700 200 –
Reimbursement from Adviser 7,561 10,549 8,284 6,566
Shares sold 38,307 4,813 1,635 785
Variation margin on centrally cleared swap contracts – – – –
Other 9,441 21,425 9,214 10,061
Total assets 157,857,631 184,403,732 80,603,218 70,666,302
LIABILITIES
Due to affiliates 1,712 1,737 1,659 1,653
Cash overdraft – – 13,248 –
Payables:
Management fees 59,370 69,212 30,260 29,367
Collateral from securities lending – – – –
Investments purchased - regular settlement 26,266 35 – –
Investments purchased - when-issued/delayed-delivery
settlement – – – –
Shares redeemed 277,054 574,763 134,109 163,550
Variation margin on futures contracts – – – –
Variation margin on centrally cleared swap contracts – – – –
Unrealized depreciation on forward foreign currency contracts – – – –
Accrued expenses:
Custodian fees 9,017 4,073 3,973 3,582
Professional fees 5,462 6,643 3,573 3,342
Shareholder reporting expenses 640 15,428 2,212 1,427
Shareholder servicing agent fees 413 477 373 370
Trustees fees 8,706 13,433 8,444 9,754
Other – – – –
Total liabilities 388,640 685,801 197,851 213,045
Net assets $ 157,468,991 $ 183,717,931 $ 80,405,367 $ 70,453,257
NET ASSETS CONSIST OF:
Paid-in capital $ 89,310,021 $ 113,906,015 $ 46,712,333 $ 45,029,107
Total distributable earnings (loss) 68,158,970 69,811,916 33,693,034 25,424,150
Net assets $ 157,468,991 $ 183,717,931 $ 80,405,367 $ 70,453,257
Shares outstanding 8,802,353 10,138,399 4,373,559 5,163,072
Net asset value per share $17.89 $18.12 $18.38 $13.65
*
Includes securities loaned of $ – $ – $ – $ –
†
Long-term investments, cost $ 83,662,275 $ 120,917,172 $ 52,297,514 $ 44,237,986
‡
Affiliated investments, cost $ – $ – $ – $ –
#
Short-term investments, cost $ 1,560,000 $ 1,460,000 $ – $ 360,000
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

22.5
Small-Cap Equity
Fund
22.6
Social Choice Equity
Fund
22.7
Stock Index Fund
22.8
International Equity
Fund
22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
$ 64,759,507 $ 88,251,200 $ 770,511,738 $ 136,043,626 $ 194,633,159 $ – $ –
– – – – – – 67,816,478
860,000 994,000 5,207,106 3,340,000 4,340,000 133,540,453 –
51,786 111,910 1,406,284 694,779 5,615,042 – –
5,575 37 6,972 1,760 40,629 642 71,226
– – – – 1,960,000 – –
– – – – 4,992 – –
64,897 66,126 721,248 110,465 1,056 – –
3,171 204 536 594 1,602,640 349,370 –
– – 722 – 1,141,236 – 135,656
– – – 306,827 – – –
6,133 4,802 – 7,691 – 5,843 6,249
649 4,794 111,622 50,713 491,492 1,035,408 4,235
– – – – 648 – –
7,280 76,821 50,415 13,126 33,637 263 3,722
65,758,998 89,509,894 778,016,643 140,569,581 209,864,531 134,931,979 68,037,566
1,649 1,664 2,209 1,706 1,753 1,689 1,628
– – – – – – –
24,980 11,160 38,768 57,807 50,330 11,173 5,673
51,786 111,910 1,406,284 694,779 5,615,042 – –
– – – – – 2,729,659 138,603
– – – – 3,239,310 – –
74,008 387,054 944,375 124,734 380 259,140 1,177
12,640 2,450 13,475 – – – –
– – – – 22 – –
– – – – 2,990 – –
9,316 5,426 9,359 6,553 28,021 13,102 1,863
2,931 3,677 6,738 5,541 8,208 5,581 3,105
512 981 6,881 3,084 4,352 2,480 658
319 424 768 406 393 298 363
6,302 6,246 40,304 11,888 19,283 82 3,502
– 10,435 – – – – –
184,443 541,427 2,469,161 906,498 8,970,084 3,023,204 156,572
$ 65,574,555 $ 88,968,467 $ 775,547,482 $ 139,663,083 $ 200,894,447 $ 131,908,775 $ 67,880,994
$ 51,748,148 $ 47,714,205 $ 229,237,418 $ 120,889,685 $ 221,327,223 $ 131,906,209 $ 59,144,363
13,826,407 41,254,262 546,310,064 18,773,398 (20,432,776) 2,566 8,736,631
$ 65,574,555 $ 88,968,467 $ 775,547,482 $ 139,663,083 $ 200,894,447 $ 131,908,775 $ 67,880,994
4,810,799 4,753,303 19,799,306 15,107,238 21,951,500 131,890,153 5,626,139
$13.63 $18.72 $39.17 $9.24 $9.15 $1.00 $12.07
$ 126,904 $ 105,901 $ 2,684,013 $ 661,232 $ 5,799,981 $ – $ –
$ 51,976,973 $ 52,293,137 $ 239,539,514 $ 107,207,264 $ 206,210,391 $ – $ –
$ – $ – $ – $ – $ – $ – $ 59,441,837
$ 860,000 $ 993,922 $ 5,207,657 $ 3,339,706 $ 4,340,000 $ 133,540,453 $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2023
22.1
Growth Equity Fund
22.2
Growth & Income
Fund
22.3
Large-Cap Value
Fund
22.4
Real Estate
Securities Fund
22.5
Small-Cap Equity
Fund
INVESTMENT INCOME
Dividends from unaffiliated investments $ 1,049,211 $ 2,496,311 $ 1,658,182 $ 2,229,956 $ 769,755
Dividends from affiliated investments – – – – –
Interest 91,261 37,648 34,406 21,435 64,550
Securities lending income, net 8,444 24 3,613 – 2,448
Other income 23,385 28,987 12,586 10,043 –
Tax withheld (12,323) – (2,159) – (1,956)
Total investment income 1,159,978 2,562,970 1,706,628 2,261,434 834,797
EXPENSES
Management fees 624,416 753,492 345,477 339,793 276,548
Shareholder servicing agent fees 2,214 2,601 1,827 1,761 1,531
Administrative service fees 15,264 15,467 14,803 14,693 14,683
Trustees fees 2,377 2,889 1,360 1,226 1,059
Custodian expenses 31,833 14,847 33,706 14,344 31,648
Overdraft expense 178 1,490 568 1,530 366
Professional fees 38,417 40,686 35,849 36,566 32,119
Shareholder reporting expenses 3,982 35,752 11,938 9,245 9,450
Other 17,643 20,737 14,211 20,776 18,280
Total expenses 736,324 887,961 459,739 439,934 385,684
Expenses reimbursed by the investment adviser (14,541) (33,087) (59,894) (50,982) (66,627)
Net expenses 721,783 854,874 399,845 388,952 319,057
Net investment income (loss) 438,195 1,708,096 1,306,783 1,872,482 515,740
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
1,941,628 7,109,176 5,446,910 (1,764,915) 758,551
Affiliated investments – – – – –
Futures contracts – – – – 96,403
Swaps contracts – – – – –
Foreign currency transactions 242 (269) (25) – –
Distributions from affiliated investments – – – – –
Net realized gain (loss) 1,941,870 7,108,907 5,446,885 (1,764,915) 854,954
Change in unrealized appreciation (depreciation) on:
Investments 49,457,133 38,559,593 3,618,506 7,596,254 9,045,197
Affiliated investments – – – – –
Futures contracts – – – – 41,763
Forward foreign currency contracts – – – – –
Swaps contracts – – – – –
Foreign currency translations 453 614 40 – –
Net change in unrealized appreciation (depreciation) 49,457,586 38,560,207 3,618,546 7,596,254 9,086,960
Net realized and unrealized gain (loss) 51,399,456 45,669,114 9,065,431 5,831,339 9,941,914
Net increase (decrease) in net assets from operations $ 51,837,651 $ 47,377,210 $ 10,372,214 $ 7,703,821 $ 10,457,654
*   Net of foreign capital gains tax $ – $ – $ – $ – $ –

See Notes to Financial Statements

22.6
Social Choice
Equity Fund
22.7
Stock Index Fund
22.8
International
Equity Fund
22.9
Core Bond Fund
23.01
Money Market
Fund
23.1
Balanced Fund
$ 1,373,900 $ 11,571,098 $ 4,241,757 $ 4,225 $ – $ –
– – – – – 1,423,858
42,133 213,635 127,705 8,638,170 6,581,589 2,657
157,180 123,376 15,594 30,175 – –
– – 24,023 – – –
– (1,638) (436,645) (205) – –
1,573,213 11,906,471 3,972,434 8,672,365 6,581,589 1,426,515
123,447 425,004 659,051 580,143 130,036 63,990
2,047 5,986 2,185 2,407 1,803 1,733
14,844 19,535 15,262 15,652 15,218 15,132
1,417 12,311 2,328 3,473 2,316 1,107
21,528 31,796 43,810 110,548 52,725 7,418
66 1,315 21 1,573 – 1,928
29,009 65,119 46,901 61,224 32,744 19,685
25,798 10,408 11,520 12,939 13,595 10,139
19,602 27,653 26,278 20,697 11,718 15,266
237,758 599,127 807,356 808,656 260,155 136,398
(56,579) – (16,416) (129,099) (65,043) (70,422)
181,179 599,127 790,940 679,557 195,112 65,976
1,392,034 11,307,344 3,181,494 7,992,808 6,386,477 1,360,539
4,433,903 12,198,860 (6,204,515) (5,397,554) 1,705 –
– – – – – 11,345
58,710 603,598 – 3,030 – –
– – – (267,271) – –
– – (26,061) 3,134 – –
– – – – – 1,469,434
4,492,613 12,802,458 (6,230,576) (5,658,661) 1,705 1,480,779
10,833,034 139,372,971 22,906,232 10,089,434 – –
– – – – – 6,543,562
47,536 360,430 – – – –
– – – (2,990) – –
– – – (625,829) – –
– – 19,320 1 – –
10,880,570 139,733,401 22,925,552 9,460,616 – 6,543,562
15,373,183 152,535,859 16,694,976 3,801,955 1,705 8,024,341
$ 16,765,217 $ 163,843,203 $ 19,876,470 $ 11,794,763 $ 6,388,182 $ 9,384,880
$ – $ – $ 3 $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Growth Equity Fund
22.2
Growth & Income Fund
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 438,195 $ 368,762 $ 1,708,096 $ 1,821,882
Net realized gain (loss) 1,941,870 (5,610,376) 7,108,907 36,337,909
Net change in unrealized appreciation (depreciation) 49,457,586 (52,508,367) 38,560,207 (83,736,637)
Net increase (decrease) in net assets from operations 51,837,651 (57,749,981) 47,377,210 (45,576,846)
Distributions to shareholders (363,656) (14,545,536) (37,697,754) (20,074,112)
Total distributions (363,656) (14,545,536) (37,697,754) (20,074,112)
FUND SHARE TRANSACTIONS
Subscriptions 15,169,719 13,497,330 10,828,379 8,801,985
Reinvestments of distributions 363,656 14,545,536 37,694,834 20,072,458
Redemptions (23,907,405) (18,444,433) (22,365,439) (25,992,130)
Net increase (decrease) from Fund share transactions (8,374,030) 9,598,433 26,157,774 2,882,313
Net increase (decrease) in net assets 43,099,965 (62,697,084) 35,837,230 (62,768,645)
Net assets at the beginning of period 114,369,026 177,066,110 147,880,701 210,649,346
Net assets at the end of period $ 157,468,991 $ 114,369,026 $ 183,717,931 $ 147,880,701

See Notes to Financial Statements

22.3
Large-Cap Value Fund
22.4
Real Estate Securities Fund
22.5
Small-Cap Equity Fund
22.6
Social Choice Equity Fund
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
$ 1,306,783 $ 1,268,619 $ 1,872,482 $ 1,782,031 $ 515,740 $ 482,076 $ 1,392,034 $ 1,148,422
5,446,885 1,354,181 (1,764,915) 127,005 854,954 1,367,274 4,492,613 1,876,807
3,618,546 (9,308,478) 7,596,254 (32,413,933) 9,086,960 (13,169,501) 10,880,570 (20,876,963)
10,372,214 (6,685,678) 7,703,821 (30,504,897) 10,457,654 (11,320,151) 16,765,217 (17,851,734)
(2,412,597) (4,324,001) (1,778,359) (8,606,411) (1,997,008) (10,453,350) (3,496,765) (10,671,504)
(2,412,597) (4,324,001) (1,778,359) (8,606,411) (1,997,008) (10,453,350) (3,496,765) (10,671,504)
8,886,382 13,504,373 6,401,008 11,971,425 7,643,450 4,497,527 4,183,682 4,840,920
2,412,256 4,323,403 1,778,220 8,605,728 1,997,008 10,453,350 3,496,296 10,669,929
(16,368,582) (21,091,640) (14,774,347) (18,511,394) (10,193,294) (10,474,872) (9,017,542) (12,080,172)
(5,069,944) (3,263,864) (6,595,119) 2,065,759 (552,836) 4,476,005 (1,337,564) 3,430,677
2,889,673 (14,273,543) (669,657) (37,045,549) 7,907,810 (17,297,496) 11,930,888 (25,092,561)
77,515,694 91,789,237 71,122,914 108,168,463 57,666,745 74,964,241 77,037,579 102,130,140
$ 80,405,367 $ 77,515,694 $ 70,453,257 $ 71,122,914 $ 65,574,555 $ 57,666,745 $ 88,968,467 $ 77,037,579

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Stock Index Fund
22.8
International Equity Fund
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 11,307,344 $ 10,453,671 $ 3,181,494 $ 3,045,092
Net realized gain (loss) 12,802,458 7,097,834 (6,230,576) (895,148)
Net change in unrealized appreciation (depreciation) 139,733,401 (175,936,951) 22,925,552 (26,121,984)
Net increase (decrease) in net assets from operations 163,843,203 (158,385,446) 19,876,470 (23,972,040)
Distributions to shareholders (17,015,717) (24,312,393) (2,790,012) (3,886,951)
Total distributions (17,015,717) (24,312,393) (2,790,012) (3,886,951)
FUND SHARE TRANSACTIONS
Subscriptions 29,743,404 40,540,458 13,275,221 14,531,024
Reinvestments of distributions 17,015,717 24,312,393 2,790,012 3,886,951
Redemptions (71,258,660) (62,363,160) (15,028,324) (12,509,383)
Net increase (decrease) from Fund share transactions (24,499,539) 2,489,691 1,036,909 5,908,592
Net increase (decrease) in net assets 122,327,947 (180,208,148) 18,123,367 (21,950,399)
Net assets at the beginning of period 653,219,535 833,427,683 121,539,716 143,490,115
Net assets at the end of period $ 775,547,482 $ 653,219,535 $ 139,663,083 $ 121,539,716

See Notes to Financial Statements

22.9
Core Bond Fund
23.01
Money Market Fund
23.1
Balanced Fund
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/23
Year Ended
12/31/22
$ 7,992,808 $ 5,940,912 $ 6,386,477 $ 1,861,705 $ 1,360,539 $ 1,114,797
(5,658,661) (10,385,059) 1,705 229 1,480,779 1,087,805
9,460,616 (25,629,060) – – 6,543,562 (15,407,493)
11,794,763 (30,073,207) 6,388,182 1,861,934 9,384,880 (13,204,891)
(5,989,908) (5,792,529) (6,386,477) (1,861,487) (3,335,427) (4,713,148)
(5,989,908) (5,792,529) (6,386,477) (1,861,487) (3,335,427) (4,713,148)
14,180,765 16,049,062 72,270,512 112,643,972 2,931,563 1,776,403
5,989,731 5,792,357 6,386,477 1,861,487 3,334,803 4,712,273
(16,335,461) (24,734,667) (80,675,892) (77,509,585) (6,448,302) (7,632,364)
3,835,035 (2,893,248) (2,018,903) 36,995,874 (181,936) (1,143,688)
9,639,890 (38,758,984) (2,017,198) 36,996,321 5,867,517 (19,061,727)
191,254,557 230,013,541 133,925,973 96,929,652 62,013,477 81,075,204
$ 200,894,447 $ 191,254,557 $ 131,908,775 $ 133,925,973 $ 67,880,994 $ 62,013,477

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
GROWTH EQUITY FUND
12/31/23 $ 12 .25 $ 0 .05 $ 5 .63 $ 5 .68 $ ( 0 .04 ) $ — $ ( 0 .04 ) $ 17 .89
12/31/22 20 .88 0 .04 ( 6 .92 ) ( 6 .88 ) — ( 1 .75 ) ( 1 .75 ) 12 .25
12/31/21 21 .88 ( 0 .02 ) 3 .55 3 .53 ( 0 .06 ) ( 4 .47 ) ( 4 .53 ) 20 .88
12/31/20 16 .38 0 .04 6 .92 6 .96 ( 0 .06 ) ( 1 .40 ) ( 1 .46 ) 21 .88
12/31/19 13 .73 0 .06 4 .05 4 .11 ( 0 .07 ) ( 1 .39 ) ( 1 .46 ) 16 .38
22.2
GROWTH & INCOME FUND
12/31/23 17 .53 0 .19 5 .08 5 .27 ( 0 .23 ) ( 4 .45 ) ( 4 .68 ) 18 .12
12/31/22 26 .06 0 .23 ( 6 .11 ) ( 5 .88 ) ( 0 .17 ) ( 2 .48 ) ( 2 .65 ) 17 .53
12/31/21 21 .40 0 .15 5 .19 5 .34 ( 0 .19 ) ( 0 .49 ) ( 0 .68 ) 26 .06
12/31/20 18 .82 0 .18 3 .49 3 .67 ( 0 .25 ) ( 0 .84 ) ( 1 .09 ) 21 .40
12/31/19 15 .54 0 .24 4 .35 4 .59 ( 0 .19 ) ( 1 .12 ) ( 1 .31 ) 18 .82
22.3
LARGE-CAP VALUE FUND
12/31/23 16 .60 0 .29 2 .04 2 .33 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 18 .38
12/31/22 19 .02 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 16 .60
12/31/21 15 .20 0 .21 3 .85 4 .06 ( 0 .24 ) — ( 0 .24 ) 19 .02
12/31/20 14 .92 0 .25 0 .30 0 .55 ( 0 .27 ) — ( 0 .27 ) 15 .20
12/31/19 12 .40 0 .26 3 .21 3 .47 ( 0 .26 ) ( 0 .69 ) ( 0 .95 ) 14 .92
22.4
REAL ESTATE SECURITIES FUND
12/31/23 12 .54 0 .35 1 .10 1 .45 ( 0 .34 ) — ( 0 .34 ) 13 .65
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
12/31/20 15 .60 0 .27 ( 0 .17 ) 0 .10 ( 0 .34 ) ( 0 .83 ) ( 1 .17 ) 14 .53
12/31/19 12 .31 0 .27 3 .58 3 .85 ( 0 .29 ) ( 0 .27 ) ( 0 .56 ) 15 .60
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
46 .42% $ 157,469 0 .53% 0 .52% 0 .32% 46%
( 32 .92 ) 114,369 0 .56 0 .52 0 .27 52
16 .16 177,066 0 .52 0 .52 ( 0 .09 ) 56
43 .97 166,435 0 .54 0 .52 0 .22 120
30 .73 117,939 0 .57 0 .52 0 .39 108
32 .93 183,718 0 .53 0 .51 1 .02 46
( 22 .24 ) 147,881 0 .54 0 .52 1 .07 123
25 .17 210,649 0 .52 0 .52 0 .63 63
20 .44 177,154 0 .54 0 .52 0 .95 64
30 .10 160,225 0 .55 0 .52 1 .35 63
14 .30 80,405 0 .60 0 .52 1 .70 25
( 7 .10 ) 77,516 0 .60 0 .52 1 .55 23
26 .85 91,789 0 .58 0 .52 1 .19 27
4 .01 73,829 0 .61 0 .52 1 .85 30
28 .66 75,101 0 .62 0 .52 1 .87 19
12 .01 70,453 0 .65 0 .57 2 .76 9
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
1 .27 80,816 0 .62 0 .57 1 .86 44
31 .33 84,977 0 .63 0 .57 1 .83 35

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
SMALL-CAP EQUITY FUND
12/31/23 $ 11 .89 $ 0 .11 $ 2 .05 $ 2 .16 $ ( 0 .11 ) $ ( 0 .31 ) $ ( 0 .42 ) $ 13 .63
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
12/31/19 12 .41 0 .12 2 .71 2 .83 ( 0 .08 ) ( 2 .03 ) ( 2 .11 ) 13 .13
22.6
SOCIAL CHOICE EQUITY FUND
12/31/23 15 .98 0 .29 3 .20 3 .49 ( 0 .25 ) ( 0 .50 ) ( 0 .75 ) 18 .72
12/31/22 22 .74 0 .26 ( 4 .50 ) ( 4 .24 ) ( 0 .24 ) ( 2 .28 ) ( 2 .52 ) 15 .98
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
12/31/20 16 .75 0 .23 3 .00 3 .23 ( 0 .27 ) ( 1 .04 ) ( 1 .31 ) 18 .67
12/31/19 14 .98 0 .29 4 .18 4 .47 ( 0 .28 ) ( 2 .42 ) ( 2 .70 ) 16 .75
22.7
STOCK INDEX FUND
12/31/23 31 .88 0 .57 7 .58 8 .15 ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 39 .17
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
12/31/19 21 .94 0 .50 6 .21 6 .71 ( 0 .43 ) ( 0 .20 ) ( 0 .63 ) 28 .02
22.8
INTERNATIONAL EQUITY FUND
12/31/23 8 .11 0 .21 1 .11 1 .32 ( 0 .19 ) — ( 0 .19 ) 9 .24
12/31/22 10 .11 0 .21 ( 1 .94 ) ( 1 .73 ) ( 0 .27 ) — ( 0 .27 ) 8 .11
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
12/31/20 8 .12 0 .12 1 .11 1 .23 ( 0 .13 ) — ( 0 .13 ) 9 .22
12/31/19 7 .07 0 .14 1 .45 1 .59 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 8 .12
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
18 .65% $ 65,575 0 .64% 0 .53% 0 .86% 80%
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
12 .80 60,254 0 .69 0 .53 0 .55 97
23 .72 53,609 0 .72 0 .53 0 .88 124
22 .41 88,968 0 .29 0 .22 1 .69 27
( 17 .83 ) 77,038 0 .29 0 .22 1 .37 20
26 .35 102,130 0 .26 0 .22 1 .09 31
20 .47 81,812 0 .30 0 .22 1 .38 29
31 .38 70,890 0 .31 0 .22 1 .75 27
25 .91 775,547 0 .08 0 .08 1 .60 1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3
20 .76 678,732 0 .09 0 .09 1 .58 3
30 .81 584,156 0 .10 0 .09 1 .94 3
16 .41 139,663 0 .61 0 .60 2 .41 21
( 16 .70 ) 121,540 0 .63 0 .60 2 .50 23
10 .84 143,490 0 .61 0 .60 2 .71 22
15 .34 122,446 0 .64 0 .60 1 .52 88
23 .07 107,619 0 .71 0 .60 1 .75 108

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
CORE BOND FUND
12/31/23 $ 8 .89 $ 0 .37 $ 0 .17 $ 0 .54 $ ( 0 .28 ) $ — $ ( 0 .28 ) $ 9 .15
12/31/22 10 .56 0 .27 ( 1 .67 ) ( 1 .40 ) ( 0 .21 ) ( 0 .06 ) ( 0 .27 ) 8 .89
12/31/21 11 .10 0 .22 ( 0 .33 ) ( 0 .11 ) ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 10 .56
12/31/20 10 .59 0 .27 0 .56 0 .83 ( 0 .32 ) — ( 0 .32 ) 11 .10
12/31/19 9 .96 0 .32 0 .62 0 .94 ( 0 .31 ) — ( 0 .31 ) 10 .59
23.01
MONEY MARKET FUND
12/31/23 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
12/31/22 1 .00 0 .02 ( 0 .01 ) 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
12/31/21 1 .00 — — — — — — 1 .00
12/31/20 1 .00 0 .00
d
— 0 .00
d
0 .00
d
— 0 .00
d
1 .00
12/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
23.1
BALANCED FUND
12/31/23 11 .01 0 .25 1 .44 1 .69 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 12 .07
12/31/22 14 .29 0 .20 ( 2 .60 ) ( 2 .40 ) ( 0 .33 ) ( 0 .55 ) ( 0 .88 ) 11 .01
12/31/21 13 .57 0 .22 1 .10 1 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 14 .29
12/31/20 12 .45 0 .26 1 .45 1 .71 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 13 .57
12/31/19 10 .94 0 .25 1 .79 2 .04 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 12 .45
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
The Fund’s expenses do not include the expenses of the Underlying Funds related to the Balanced Fund.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
6 .27% $ 200,894 0 .42% 0 .35% 4 .13% 75% 72%
( 13 .21 ) 191,255 0 .42 0 .35 2 .90 181 104
( 0 .99 ) 230,014 0 .42 0 .35 2 .03 258 89
7 .86 217,823 0 .37 0 .35 2 .52 154 91
9 .48 203,001 0 .37 0 .35 3 .04 117 111
5 .02 131,909 0 .20 0 .15 4 .91 — —
1 .46 133,926 0 .21 0 .15 1 .55 — —
0 .00 96,930 0 .22 0 .06 0 .00 — —
0 .41 115,039 0 .20 0 .14 0 .37 — —
2 .09 105,806 0 .23 0 .15 2 .06 — —
15 .77 67,881 0 .21 0 .10 2 .13 15 15
( 16 .59 ) 62,013 0 .21 0 .10 1 .63 18 18
9 .78 81,075 0 .18 0 .10 1 .52 16 16
14 .16 74,157 0 .18 0 .10 2 .06 28 28
18 .81 68,825 0 .20 0 .10 2 .07 19 19

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S.
Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-
end management investment company. The Trust consists of the following funds: TIAA-CREF Growth Equity Fund ("Growth Equity"),
TIAA-CREF Growth & Income Fund ("Growth & Income"), TIAA-CREF Large-Cap Value Fund ("Large-Cap Value"), TIAA-CREF Real Estate
Securities Fund ("Real Estate Securities"), TIAA-CREF Small-Cap Equity Fund ("Small-Cap Equity"), TIAA-CREF Social Choice Equity
Fund ("Social Choice Equity"), TIAA-CREF Stock Index Fund ("Stock Index"), TIAA-CREF International Equity Fund ("International
Equity"), TIAA-CREF Core Bond Fund ("Core Bond"), TIAA-CREF Money Market Fund ("Money Market") and TIAA-CREF Balanced
Fund ("Balanced") (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).
Current Fiscal Period:  The end of the reporting period for the Funds is December 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended December 31, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain
(loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of
Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Notes to Financial Statements
(continued)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Long-Term Investments
:
Common stocks $147,454,468 $8,694,580 $— $156,149,048
Short-Term Investments
:
Repurchase agreement — 1,560,000 — 1,560,000
Total $147,454,468 $10,254,580 $— $157,709,048
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Growth & Income
Long-Term Investments
:
Common stocks $182,795,256 $— $— $182,795,256
Short-Term Investments
:
Repurchase agreement — 1,460,000 — 1,460,000
Total $182,795,256 $1,460,000 $— $184,255,256
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $80,242,558 $— $160 $80,242,718
Total $80,242,558 $— $160 $80,242,718
1 1 1 1 1
Real Estate Securities
Long-Term Investments
:
Common stocks $69,988,636 $— $— $69,988,636
Short-Term Investments
:
Repurchase agreement — 360,000 — 360,000
Total $69,988,636 $360,000 $— $70,348,636
1 1 1 1 1
Small-Cap Equity
Long-Term Investments
:
Common stocks $64,759,507 $— $— $64,759,507
Short-Term Investments
:
Repurchase agreement — 860,000 — 860,000
Investments purchased with collateral from securities lending 51,786 — — 51,786
Investments in Derivatives
:
Futures contracts* 1,195 — — 1,195
Total $64,812,488 $860,000 $— $65,672,488
1 1 1 1 1
Social Choice Equity
Long-Term Investments
:
Common stocks $88,249,974 $— $— $88,249,974
Rights/Warrants — 1,226 — 1,226
Short-Term Investments
:
Repurchase agreement — 460,000 — 460,000
Treasury debt — 534,000 — 534,000
Investments purchased with collateral from securities lending 111,910 — — 111,910
Investments in Derivatives
:
Futures contracts* 17,106 — — 17,106
Total $88,378,990 $995,226 $— $89,374,216
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $770,504,135 $— $5,820 $770,509,955
Rights/Warrants — 1,766 17 1,783
Short-Term Investments
:
Government agency debt — 1,997,106 — 1,997,106
Repurchase agreement — 1,210,000 — 1,210,000
Treasury debt — 2,000,000 — 2,000,000
Investments purchased with collateral from securities lending 1,406,284 — — 1,406,284
Investments in Derivatives
:
Futures contracts* 145,219 — — 145,219
Total $772,055,638 $5,208,872 $5,837 $777,270,347
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $12,509,054 $123,534,572 $— $136,043,626
Short-Term Investments
:
Repurchase agreement — 1,340,000 — 1,340,000
Treasury debt — 2,000,000 — 2,000,000
Investments purchased with collateral from securities lending 694,779 — — 694,779
Total $13,203,833 $126,874,572 $— $140,078,405
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Investments
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $7,636,484 $— $7,636,484
Corporate bonds — 77,027,945 — 77,027,945
Government bonds — 79,554,421 — 79,554,421
Structured assets — 30,346,266 — 30,346,266
Preferred stocks 68,043 — — 68,043
Short-Term Investments
:
Repurchase agreement — 4,340,000 — 4,340,000
Investments purchased with collateral from securities lending 5,615,042 — — 5,615,042
Investments in Derivatives
:
Forward foreign currency contracts* — (2,990) — (2,990)
Credit default swap contracts* — (625,829) — (625,829)
Total $5,683,085 $198,276,297 $— $203,959,382
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt — 12,024,017 — 12,024,017
Repurchase agreement — 32,570,000 — 32,570,000
Treasury debt — 55,851,254 — 55,851,254
Variable rate securities — 33,095,182 — 33,095,182
Total $— $133,540,453 $— $133,540,453
1 1 1 1 1
Balanced
Registered investment companies $67,816,478 $— $— $67,816,478
Total $67,816,478 $— $— $67,816,478
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Growth Equity Fixed Income Clearing Corp (FICC) $ 1,560,000 $ 1,591,219
Growth & Income Fixed Income Clearing Corp (FICC) 1,460,000 1,489,215
Real Estate Securities Fixed Income Clearing Corp (FICC) 360,000 367,228
Small-Cap Equity Fixed Income Clearing Corp (FICC) 860,000 877,294
Social Choice Equity Fixed Income Clearing Corp (FICC) 460,000 469,279
Stock Index Fixed Income Clearing Corp (FICC) 1,210,000 1,234,273
International Equity Fixed Income Clearing Corp (FICC) 1,340,000 1,366,802
Core Bond Fixed Income Clearing Corp (FICC) 4,340,000 4,426,831
Money Market Fixed Income Clearing Corp (FICC) 32,570,000 33,221,478

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Small-Cap Equity $126,904 $– $51,786 $77,631 $129,417
Social Choice Equity 105,901 – 111,910 – 111,910
Stock Index 2,684,013 – 1,406,284 1,482,070 2,888,354
International Equity 661,232 – 694,779 – 694,779
Core Bond – 5,799,981 5,615,042 361,419 5,976,461
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Growth Equity $ 62,631,258 $ – $ 70,519,937 $ –
22.2
Growth & Income 76,314,854 – 86,832,056 –
22.3
Large-Cap Value 18,930,525 – 24,760,783 –
22.4
Real Estate Securities 6,091,781 – 11,875,903 –
22.5
Small-Cap Equity 47,267,998 – 47,890,536 –
22.6
Social Choice Equity 22,384,701 – 25,818,507 –
22.7
Stock Index 8,952,440 – 36,286,729 –
22.8
International Equity 27,186,178 – 26,904,118 –
22.9
Core Bond 35,762,280 114,655,457 27,904,498 114,064,016
23.1
Balanced 9,835,317 – 10,551,999 –

Notes to Financial Statements
(continued)

During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Fund Average Notional Amount of Futures Contracts Outstanding*
22.5
Small-Cap Equity $ 1,251,248
22.6
Social Choice Equity 703,508
22.7
Stock Index 5,127,460
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
22.9
Core Bond $ 47,706
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
*
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Swap Contracts Outstanding*
22.9
Core Bond $ 7,361,491
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Small-Cap Equity
Futures contracts Equity - $ – Unrealized appreciation
on futures contracts
*
$ 1,195
1 1 1 1 1 1 1 1
Social Choice Equity
Futures contracts Equity - – Unrealized appreciation
on futures contracts
*
17,106
1 1 1 1 1 1 1 1
Stock Index
Futures contracts Equity - – Unrealized appreciation
on futures contracts
*
145,219
1 1 1 1 1 1 1 1
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
- – Unrealized depreciation
on forward contracts
(2,990)
Credit default swap contracts Credit Unrealized depreciation on swap contracts
*
(620,385) Unrealized depreciation
on swap contracts
*
(5,444)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(continued)

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.5
Small-Cap Equity
Futures contracts Equity $ 96,403 $ 41,763
22.6
Social Choice Equity
Futures contracts Equity 58,710 47,536
22.7
Stock Index
Futures contracts Equity 603,598 360,430
22.9
Core Bond
Futures contracts Interest rate 3,030 –
Forward contracts Foreign currency exchange rate – (2,990)
Swap contracts Credit (267,271) (625,829)
Year Ended
12/31/23
Year Ended
12/31/22
22.1
Growth Equity Shares Amount Shares Amount
Subscriptions 995,210
$ 15,169,719
896,568
$ 13,497,330
Reinvestments of distributions 23,371
363,656
1,189,333
14,545,536
Redemptions (1,553,059)
(23,907,405)
(1,230,038)
(18,444,433)
Net increase (decrease) from shareholder transactions (534,478) $ (8,374,030) 855,863 $ 9,598,433
Year Ended
12/31/23
Year Ended
12/31/22
22.2
Growth & Income Shares Amount Shares Amount
Subscriptions 553,040
$ 10,828,379
409,563
$ 8,801,985
Reinvestments of distributions 2,306,905
37,694,834
1,183,518
20,072,458
Redemptions (1,158,689)
(22,365,439)
(1,238,627)
(25,992,130)
Net increase (decrease) from shareholder transactions 1,701,256 $ 26,157,774 354,454 $ 2,882,313
Year Ended
12/31/23
Year Ended
12/31/22
22.3
Large-Cap Value Shares Amount Shares Amount
Subscriptions 514,970
$ 8,886,382
792,003
$ 13,504,373
Reinvestments of distributions 142,906
2,412,256
291,531
4,323,403
Redemptions (954,536)
(16,368,582)
(1,240,111)
(21,091,640)
Net increase (decrease) from shareholder transactions (296,660) $ (5,069,944) (156,577) $ (3,263,864)
Year Ended
12/31/23
Year Ended
12/31/22
22.4
Real Estate Securities Shares Amount Shares Amount
Subscriptions 489,102
$ 6,401,008
738,164
$ 11,971,425
Reinvestments of distributions 150,188
1,778,220
686,262
8,605,728
Redemptions (1,147,994)
(14,774,347)
(1,176,472)
(18,511,394)
Net increase (decrease) from shareholder transactions (508,704) $ (6,595,119) 247,954 $ 2,065,759
Year Ended
12/31/23
Year Ended
12/31/22
22.5
Small-Cap Equity Shares Amount Shares Amount
Subscriptions 601,413
$ 7,643,450
323,890
$ 4,497,527
Reinvestments of distributions 167,394
1,997,008
948,580
10,453,350
Redemptions (807,684)
(10,193,294)
(701,919)
(10,474,872)
Net increase (decrease) from shareholder transactions (38,877) $ (552,836) 570,551 $ 4,476,005

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
12/31/23
Year Ended
12/31/22
22.6
Social Choice Equity Shares Amount Shares Amount
Subscriptions 246,846
$ 4,183,682
267,338
$ 4,840,920
Reinvestments of distributions 209,359
3,496,296
717,065
10,669,929
Redemptions (523,181)
(9,017,542)
(654,639)
(12,080,172)
Net increase (decrease) from shareholder transactions (66,976) $ (1,337,564) 329,764 $ 3,430,677
Year Ended
12/31/23
Year Ended
12/31/22
22.7
Stock Index Shares Amount Shares Amount
Subscriptions 834,404
$ 29,743,404
1,155,698
$ 40,540,458
Reinvestments of distributions 484,364
17,015,717
796,344
24,312,393
Redemptions (2,009,075)
(71,258,660)
(1,780,576)
(62,363,160)
Net increase (decrease) from shareholder transactions (690,307) $ (24,499,539) 171,466 $ 2,489,691
Year Ended
12/31/23
Year Ended
12/31/22
22.8
International Equity Shares Amount Shares Amount
Subscriptions 1,510,263
$ 13,275,221
1,748,813
$ 14,531,024
Reinvestments of distributions 324,420
2,790,012
560,888
3,886,951
Redemptions (1,713,091)
(15,028,324)
(1,522,256)
(12,509,383)
Net increase (decrease) from shareholder transactions 121,592 $ 1,036,909 787,445 $ 5,908,592
Year Ended
12/31/23
Year Ended
12/31/22
22.9
Core Bond Shares Amount Shares Amount
Subscriptions 1,568,414
$ 14,180,765
1,686,243
$ 16,049,062
Reinvestments of distributions 690,857
5,989,731
655,244
5,792,357
Redemptions (1,813,872)
(16,335,461)
(2,622,377)
(24,734,667)
Net increase (decrease) from shareholder transactions 445,399 $ 3,835,035 (280,890) $ (2,893,248)
Year Ended
12/31/23
Year Ended
12/31/22
23.01
Money Market Shares Amount Shares Amount
Subscriptions 72,266,641
$ 72,270,512
112,643,972
$ 112,643,972
Reinvestments of distributions 6,390,348
6,386,477
1,861,487
1,861,487
Redemptions (80,675,892)
(80,675,892)
(77,509,585)
(77,509,585)
Net increase (decrease) from shareholder transactions (2,018,903) $ (2,018,903) 36,995,874 $ 36,995,874
Year Ended
12/31/23
Year Ended
12/31/22
23.1
Balanced Shares Amount Shares Amount
Subscriptions 247,764
$ 2,931,563
144,609
$ 1,776,403
Reinvestments of distributions 299,085
3,334,803
444,554
4,712,273
Redemptions (552,165)
(6,448,302)
(632,346)
(7,632,364)
Net increase (decrease) from shareholder transactions (5,316) $ (181,936) (43,183) $ (1,143,688)

Notes to Financial Statements
(continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Growth Equity $86,439,959 $74,314,846 $(3,045,757) $71,269,089
22.2
Growth & Income 123,140,364 64,523,133 (3,408,241) 61,114,892
22.3
Large-Cap Value 53,226,900 28,823,681 (1,807,863) 27,015,818
22.4
Real Estate Securities 45,017,850 26,091,622 (760,836) 25,330,786
22.5
Small-Cap Equity 53,184,946 15,725,831 (3,238,289) 12,487,542
22.6
Social Choice Equity 54,221,280 38,449,616 (3,296,680) 35,152,936
22.7
Stock Index 254,707,694 550,324,205 (27,761,551) 522,562,654
22.8
International Equity 111,492,107 31,881,235 (3,294,937) 28,586,298
22.9
Core Bond 216,050,995 2,909,746 (15,147,724) (12,237,978)
23.01
Money Market 133,540,453 – – –
23.1
Balanced 62,226,690 10,695,877 (5,106,089) 5,589,788
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Growth Equity $440,538 $– $71,269,212 $(3,542,166) $– $(8,614) $68,158,970
22.2
Growth & Income 5,399,150 3,303,514 61,115,141 – – (5,889) 69,811,916
22.3
Large-Cap Value 2,464,113 4,221,516 27,015,797 – – (8,392) 33,693,034
22.4
Real Estate Securities 1,870,880 – 25,330,786 (1,767,807) – (9,709) 25,424,150
22.5
Small-Cap Equity 608,132 736,994 12,487,542 – – (6,261) 13,826,407
22.6
Social Choice Equity 1,882,141 4,225,375 35,152,936 – – (6,190) 41,254,262
22.7
Stock Index 11,668,757 12,118,538 522,562,652 – – (39,883) 546,310,064
22.8
International Equity 3,279,582 – 28,587,286 (13,081,670) – (11,800) 18,773,398
22.9
Core Bond 7,706,550 – (12,237,921) (15,903,700) – 2,295 (20,432,776)
23.01
Money Market 2,525 41 – – – – 2,566
23.1
Balanced 1,532,496 1,617,808 5,589,788 – – (3,461) 8,736,631
12/31/23 12/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
22.1
Growth Equity $ 363,656 $ – $ 4,217,675 $ 10,327,861
22.2
Growth & Income 1,815,060 35,882,694 5,458,640 14,615,472
22.3
Large-Cap Value 1,283,961 1,128,636 1,038,773 3,285,228
22.4
Real Estate Securities 1,778,359 – 3,034,960 5,571,451
22.5
Small-Cap Equity 518,547 1,478,461 2,875,126 7,578,224
22.6
Social Choice Equity 1,145,205 2,351,560 2,313,167 8,358,337
22.7
Stock Index 10,468,862 6,546,855 10,247,585 14,064,808
22.8
International Equity 2,790,012 – 3,886,951 –
22.9
Core Bond 5,989,908 – 4,488,011 1,304,518
23.01
Money Market 6,386,477 – 1,861,487 –
23.1
Balanced 1,594,974 1,740,453 2,007,497 2,705,651
Fund Short-Term Long-Term Total
22.1
Growth Equity $ 3,542,166 $ – $ 3,542,166
22.2
Growth & Income – – –
22.3
Large-Cap Value – – –
22.4
Real Estate Securities 63,809 1,703,998 1,767,807
22.5
Small-Cap Equity – – –
22.6
Social Choice Equity – – –
22.7
Stock Index – – –
22.8
International Equity 2,273,434 10,808,236 13,081,670
22.9
Core Bond 9,748,857 6,154,843 15,903,700
23.01
Money Market – – –
23.1
Balanced – – –

8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the
Adviser for its costs in providing certain administrative and compliance services to the Funds.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Adviser and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of the end of the current fiscal period, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the
current fiscal period, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Fund Utilized
22.1
Growth Equity $1,200,220
22.2
Growth & Income –
22.3
Large-Cap Value –
22.4
Real Estate Securities –
22.5
Small-Cap Equity –
22.6
Social Choice Equity –
22.7
Stock Index –
22.8
International Equity –
22.9
Core Bond –
23.01
Money Market –
23.1
Balanced –
Fund Investment Management Fee Maximum Expense Amounts‡
22.1
Growth Equity 0.45% 0.52%
22.2
Growth & Income 0.45 0.52
22.3
Large-Cap Value 0.45 0.52
22.4
Real Estate Securities 0.50 0.57
22.5
Small-Cap Equity 0.46 0.53
22.6
Social Choice Equity 0.15 0.22
22.7
Stock Index 0.06 0.09
22.8
International Equity 0.50 0.60
22.9
Core Bond 0.30 0.35
23.01
Money Market 0.10 0.15
23.1
Balanced 0.10 0.10
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
22.1
Growth Equity $23,385
22.2
Growth & Income 28,987
22.3
Large-Cap Value 12,586
22.4
Real Estate Securities 10,043
22.8
International Equity 24,023

Notes to Financial Statements
(continued)

As of the end of the reporting period, certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of
TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life
Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Fund Purchases Sales Realized Gain (Loss)
Growth Equity $ 1,188,719 $ 841,430 $ (50,845)
Growth & Income 2,294,598 2,055,071 609,823
Real Estate Securities – 4,486 (1,218)
Small-Cap Equity 72,793 63,543 (27,208)
Social Choice Equity 7,905 25,277 1,903
Stock Index 4,456 663,341 348,680
Underlying Fund
Investments in funds
held by TIAA-CREF Life
Investments in funds
held by Life Balanced Total
22.1
Growth Equity 96% 4% 100%
22.2
Growth & Income 96 4 100
22.3
Large-Cap Value 93 7 100
22.4
Real Estate Securities 98 2 100
22.5
Small-Cap Equity 98 2 100
22.6
Social Choice Equity 100 – 100
22.7
Stock Index 99 1 100
22.8
International Equity 95 5 100
22.9
Core Bond 83 17 100
23.01
Money Market 100 – 100
23.1
Balanced 100 – 100
Issue
Value at
12/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
12/31/23
Balanced
TIAA-CREF Life Funds:
Core Bond
$ 31,340,787 $ 5,227,166 $ 3,731,251 $ (599,849) $ 1,546,402 $ 1,001,117 $ 33,783,255
Growth & Income
6,085,937 1,715,901 1,465,564 1,508,640 275,515 66,534 6,805,089
Growth Equity
5,328,230 512,259 1,516,173 (93,332) 2,384,127 15,260 6,615,111
International Equity
6,215,986 917,633 1,165,002 96,618 762,593 134,271 6,827,828
Large-Cap Value
5,686,091 444,656 1,067,494 199,843 454,153 88,010 5,639,885
Real Estate Securities
1,218,693 325,264 313,656 2,135 125,438 34,523 1,357,874
Small-Cap Equity
1,222,490 274,126 345,619 49,048 179,209 10,831 1,348,371
Stock Index
4,880,039 418,312 947,240 317,676 816,125 73,312 5,439,065
$61,978,253 $9,835,317 $10,551,999 $1,480,779 $6,543,562 $1,423,858 $67,816,478

10. Line of Credit
The Funds (other than Money Market Fund) participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest.
The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
11. Subsequent Events
Compensation: Effective January 1, 2024, the Trust’s existing deferred and long-term compensation plans for the Board are no longer in effect, and the Trust adopted a new deferred compensation plan for the Board. This new deferred compensation plan for independent trustees enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
22.1
Growth Equity $ –
22.2
Growth & Income 35,882,694
22.3
Large-Cap Value 1,128,636
22.4
Real Estate Securities –
22.5
Small-Cap Equity 1,474,708
22.6
Social Choice Equity 2,351,560
22.7
Stock Index 6,546,855
22.8
International Equity –
22.9
Core Bond –
23.01
Money Market –
23.1
Balanced 1,740,453
Fund Percentage
22.1
Growth Equity 100.0%
22.2
Growth & Income 100.0
22.3
Large-Cap Value 100.0
22.4
Real Estate Securities 0.1
22.5
Small-Cap Equity 100.0
22.6
Social Choice Equity 100.0
22.7
Stock Index 93.2
22.8
International Equity —
22.9
Core Bond —
23.01
Money Market —
23.1
Balanced 6.5
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
22.1
Growth Equity $ — $ — $ — $ —
22.2
Growth & Income — — — —
22.3
Large-Cap Value — — — —
22.4
Real Estate Securities — — — —
22.5
Small-Cap Equity — — — —
22.6
Social Choice Equity — — — —
22.7
Stock Index — — — —
22.8
International Equity 4,241,757 0.28078 344,688 0.02282
22.9
Core Bond — — — —
23.01
Money Market — — — —
23.1
Balanced — — — —

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

Portfolio holdings
The TIAA-CREF Life Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and are available to the public.
You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form
N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Fund management
The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives,
risks, charges and expenses of any fund before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-
CREF Life Insurance Company, New York, NY.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

2023 Special Meeting
(Unaudited)
TIAA-CREF Life Funds

Trustees
On November 20, 2023, at a special meeting of TIAA-CREF Life Funds participants, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 220,412,422.709 94.277 3,818,251.623 1.633 9,561,530.707 4.090
Michael A. Forrester 221,529,724.120 94.755 2,700,689.621 1.155 9,561,791.298 4.090
Thomas J. Kenny 219,948,911.772 94.079 4,258,566.170 1.822 9,584,727.098 4.100
Amy B.R. Lancellotta 212,084,140.653 90.715 13,686,653.155 5.854 8,021,411.232 3.431
Joanne T. Medero 211,740,907.571 90.568 13,950,049.912 5.967 8,101,247.557 3.465
Albin F. Moschner 208,708,479.272 89.271 15,008,354.378 6.420 10,075,371.389 4.310
John K. Nelson 220,262,294.484 94.213 3,827,521.577 1.637 9,702,388.979 4.150
Loren M. Starr 211,830,395.254 90.606 12,333,227.644 5.275 9,628,582.142 4.118
Matthew Thornton III 210,250,446.991 89.930 13,803,074.431 5.904 9,738,683.618 4.166
Terence J. Toth 220,525,867.101 94.326 3,622,188.160 1.549 9,644,149.778 4.125
Margaret L. Wolff 212,786,075.138 91.015 12,981,421.935 5.553 8,024,707.967 3.432
Robert L. Young 210,243,528.747 89.928 13,642,401.829 5.835 9,906,274.464 4.237

Trustees and officers
(unaudited)
January 1, 2024

Trustees
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Joseph A. Boateng
730 Third Avenue
New York, NY 10017
1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). formerly, Director of U.S. Pension Plans, Johnson
& Johnson (2002–2006).
190 Board Member, Lumina Foundation (since
2018) and Waterside School (since 2021);
Board Member (2012–2019) and Emeritus
Board Member (since 2020), Year-Up Puget
Sound; Investment Advisory Committee
Member and Former Chair (since 2007),
Seattle City Employees’ Retirement System;
Investment Committee Member (since
2012), The Seattle Foundation.
Michael A. Forrester
730 Third Avenue
New York, NY 10017
1967
Trustee Indefinite term.
Trustee since
2007.
Formerly, Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
190 Trustee, Dexter Southfield School (since
2019); Member (since 2020), Governing
Council of the Independent Directors
Council (IDC).
Thomas J. Kenny
730 Third Avenue
New York, NY 10017
1963
Co-Chairman
of the Board
and Trustee
Indefinite term.
Trustee since
2011; Co-Chair
since 2024 for
term ending
December 31,
2024
Formerly, Advisory Director (2010–2011), Partner
(2004–2010), Managing Director (1999–2004) and
Co-Head of Global Cash and Fixed Income Portfolio
Management Team (2002–2010), Goldman Sachs Asset
Management.
211 Director (since 2015) and Chair of the
Finance and Investment Committee (since
2018), Aflac Incorporated; Director (since
2018), ParentSquare; formerly, Director
(2021–2022) and Finance Committee Chair
(2016–2022), Sansum Clinic; formerly,
Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the
University of California at Santa Barbara
Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–
2020), Cottage Health System; formerly,
Board member (2009–2019) and President
of the Board (2014–2018), Crane Country
Day School.
Amy B.R. Lancellotta
333 West Wacker Drive
Chicago, IL 60606
1959
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, IDC (supports the fund
independent director community and is part of the
Investment Company Institute (ICI), which represents
regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006).
211 President (since 2023) and Member (since
2020) of the Board of Directors, Jewish
Coalition Against Domestic Abuse (JCADA).
Joanne T. Medero
333 West Wacker Drive
Chicago, IL 60606
1954
Trustee Indefinite term.
Trustee since
2024.
Formerly, Managing Director, Government Relations and
Public Policy (2009-2020) and Senior Advisor to the
Vice Chairman (2018-2020), BlackRock, Inc. (global
investment management firm); formerly, Managing
Director, Global Head of Government Relations and
Public Policy, Barclays Group (IBIM)(investment banking,
investment management businesses) (2006-2009);
formerly, Managing Director, Global General Counsel and
Corporate Secretary, Barclays Global Investors (global
investment management firm) (1996-2006); formerly,
Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity
Futures Trading Commission (government agency
overseeing U.S. derivatives markets) (1989-1993);
formerly, Deputy Associate Director/Associate Director
for Legal and Financial Affairs, Office of Presidential
Personnel, The White House (1986-1989).
211 Member (since 2019) of the Board of
Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities
for citizens of the Baltic states to gain
education and professional development
through exchanges in the U.S.).

Trustees and officers
(unaudited)
(continued)
January 1, 2024

Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Albin F. Moschner
333 West Wacker Drive
Chicago, IL 60606
1952
Trustee Indefinite term.
Trustee since
2024.
Founder and Chief Executive Officer, Northcroft
Partners, LLC, (management consulting), (since 2012);
formerly, held positions at Leap Wireless International,
Inc.,(consumer wireless service) including Consultant
(2011–2012), Chief Operating Officer (2008–2011)
and Chief Marketing Officer (2004–2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc.(telecommunications services)
(2000–2003); formerly, President, One Point Services
at One Point Communications (telecommunications
services) (1999–2000); formerly, Vice Chairman of the
Board, Diba, Incorporated (internet technology provider)
(1996–1997); formerly, various executive positions
(1991–1996) and Chief Executive Officer (1995–1996)
of Zenith Electronics Corporation (consumer electronics).
211 Formerly, Chairman (2019), and Director
(2012-2019), USA Technologies, Inc.
(a provider of solutions and services to
facilitate electronic payment transactions);
formerly, Director, Wintrust Financial
Corporation (1996-2016).
John K. Nelson
333 West Wacker Drive
Chicago, IL 60606
1962
Trustee Indefinite term.
Trustee since
2024.
Formerly, Senior External Advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-
2014); Chief Executive Officer of ABN AMRO Bank
N.V., North America, and Global Head of the Financial
Markets Division (2007-2008), with various executive
leadership roles in ABN AMRO Bank N.V. between 1996
and 2007.
211 Member of Board of Directors (since 2008)
of Core12 LLC (private firm which develops
branding, marketing and communications
strategies for clients); formerly, Member
of the President's Council (2010-2019)
of Fordham University; formerly, Director
(2009-2018) of the Curran Center for
Catholic American Studies.
Loren M. Starr
730 Third Avenue
New York, NY 10017
1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021), formerly,
Vice Chair, Senior Managing Director (2020–2021),
Chief Financial Officer, Senior Managing Director
(2005–2020), Invesco Ltd.
210 Director (since 2023), AMG; formerly, Chair
and Member of the Board of Directors
(2014–2021), Georgia Leadership
Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of
Trustees (2014–2018), Georgia Council on
Economic Education (GCEE).
Matthew Thornton III
333 West Wacker Drive
Chicago, IL 60606
1958
Trustee Indefinite term.
Trustee since
2024.
Formerly, Executive Vice President and Chief Operating
Officer (2018-2019), FedEx Freight Corporation, a
subsidiary of FedEx Corporation (“FedEx”) (provider
of transportation, e-commerce and business services
through its portfolio of companies); formerly, Senior
Vice President, U.S. Operations (2006-2018), Federal
Express Corporation, a subsidiary of FedEx.
211 Member of the Board of Directors (since
2014), The Sherwin-Williams Company
(develops, manufactures, distributes and
sells paints, coatings and related products);
Member of the Board of Directors (since
2020), Crown Castle International (provider
of communications infrastructure);  formerly,
Member of the Board of Directors (2012-
2018), Safe Kids Worldwide® (a non-profit
organization dedicated to preventing
childhood injuries).
Terence J. Toth
333 West Wacker Drive
Chicago, IL 60606
1959
Co-Chair of
the Board and
Trustee
Indefinite term.
Co-Chair and
Trustee since
2024; Co-Chair
for term ending
June 30, 2024.
Formerly, Co-Founding Partner, Promus Capital
(investment advisory firm) (2008-2017); formerly,
Director of Quality Control Corporation (manufacturing)
(2012-2021); formerly, Director, Fulcrum IT Service LLC
(information technology services firm to government
entities) (2010-2019); formerly, Director, LogicMark
LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc.
(asset management) (2008-2013); formerly, CEO and
President, Northern Trust Global Investments (financial
services) (2004-2007); Executive Vice President,
Quantitative Management & Securities Lending (2000-
2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994).
211 Chair and Member of the Board of Directors
(since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of
Directors (since 2008), Catalyst Schools
of Chicago (philanthropy); Member of the
Board of Directors (since 2012), formerly,
Investment Committee Chair (2017-
2022), Mather Foundation (philanthropy);
formerly, Member (2005-2016), Chicago
Fellowship Board (philanthropy); formerly,
Member, Northern Trust Mutual Funds
Board (2005-2007), Northern Trust Global
Investments Board (2004-2007), Northern
Trust Japan Board (2004-2007), Northern
Trust Securities Inc. Board (2003-2007)
and Northern Trust Hong Kong Board
(1997-2004).

Officers
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of
Office and
Length
of Time Served
with the Trust Principal Occupation(s) During Past Five Years
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other
Directorships
Held by
Trustee
During Past
Five Years
Margaret L. Wolff
333 West Wacker Drive
Chicago, IL 60606
1955
Trustee Indefinite term.
Trustee since
2024.
Formerly, Of Counsel (2005-2014), Skadden, Arps,
Slate, Meagher & Flom LLP (Mergers & Acquisitions
Group) (legal services).
211 Member of the Board of Trustees (since
2005), New York-Presbyterian Hospital;
Member of the Board of Trustees (since
2004) formerly, Chair (2015-2022), The
John A. Hartford Foundation (philanthropy
dedicated to improving the care of older
adults); formerly, Member (2005-2015)
and Vice Chair (2011-2015) of the Board
of Trustees of Mt. Holyoke College; formerly,
Member of the Board of Directors (2013-
2017) of Travelers Insurance Company
of Canada and The Dominion of Canada
General Insurance Company (each, a part of
Travelers Canada, the Canadian operation of
The Travelers Companies, Inc.).
Robert L. Young
333 West Wacker Drive
Chicago, IL 60606
1963
Trustee Indefinite term.
Trustee since
2024. Co-Chair
as of July
1, 2024 for
term ending
December 31,
2024.
Formerly, Chief Operating Officer and Director, J.P.
Morgan Investment Management Inc. (financial services)
(2010-2016); formerly, President and Principal
Executive Officer (2013-2016), and Senior Vice
President and Chief Operating Officer (2005-2010),
of J.P. Morgan Funds; formerly, Director and various
officer positions for J.P. Morgan Investment Management
Inc. (formerly, JPMorgan Funds Management, Inc. and
formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc.(financial services)
(formerly, One Group Dealer Services, Inc.) (1999-
2017).
211 None
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
Term—Indefinite
Length of Service—
Since 2008.
Senior Managing Director of TIAA; Chief Compliance Officer of the TIAA-CREF Funds, TIAA-CREF Life Funds, College
Retirement Equities Fund and TIAA Separate Account VA-1.
Mark J. Czarniecki
901 Marquette Avenue
Minneapolis, MN 55402
1962
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Managing
Director and Associate General Counsel of Nuveen; Managing Director Assistant Secretary and Associate General
Counsel of Nuveen Asset Management, LLC; has previously held various positions with Nuveen; Managing
Director, Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC.
Jordan M. Farris
333 West Wacker Drive
Chicago, IL 60606
1980
Chief
Administrative
Officer (Principal
Executive Officer)
Term—Indefinite
Length of Service—
Since 2024.
Managing Director, Head of Product Management and Development, ETFs, of Nuveen; Managing Director of Nuveen
Fund Advisors, LLC.
Jeremy D. Franklin
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1983
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2020.
Vice President and Assistant Secretary, Nuveen Fund Advisors, LLC; Vice President Associate General Counsel
and Assistant Secretary, Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers Insurance and Annuity Association of
America;  Vice President and Assistant Secretary, TIAA-CREF Funds, TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and College Retirement Equities Fund; has
previously held various positions with TIAA.
Diana R. Gonzalez
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1978
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice President, Associate General Counsel
and Assistant Secretary of Nuveen Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.

Trustees and officers
(unaudited)
(continued)
January 1, 2024

Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Nathaniel T. Jones
333 West Wacker Drive
Chicago, IL 60606
1979
Vice President
and Treasurer
Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director of Nuveen; Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst.
Brian H. Lawrence
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1982
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Associate General Counsel of Nuveen; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of
Franklin Templeton (2018-2022).
Tina M. Lazar
333 West Wacker Drive
Chicago, IL 60606
1961
Vice
President
Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
333 West Wacker Drive
Chicago, IL 60606
1974
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director and Head of Investment Oversight of Nuveen; Managing Director of Nuveen Fund Advisors,
LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1975
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, General Counsel and Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC; Managing Director and Assistant
Secretary of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers
Insurance and Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment Management, LLC, and
Nuveen Alternative Advisors LLC; has previously held various positions with Nuveen/TIAA.
Kevin J. McCarthy
333 West Wacker Drive
Chicago, IL 60606
1966
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2018.
Executive Vice President, Secretary and General Counsel of Nuveen Investments, Inc.; Executive Vice President
and Assistant Secretary of Nuveen Securities, LLC  and Nuveen Fund Advisors, LLC; Executive Vice President and
Secretary of Nuveen Asset Management, LLC; Executive Vice President, General Counsel and Secretary  of Teachers
Advisors, LLC; , TIAA-CREF Investment Management, LLC and Nuveen Alternative Investments, LLC; Executive Vice
President, Associate General Counsel and Assistant Secretary  of TIAA-CREF Funds and TIAA-CREF Life Funds; has
previously held various positions with Nuveen/TIAA; Vice President and Secretary of Winslow Capital Management,
LLC; formerly, Vice President (2007-2021) and Secretary (2016-2021) of NWQ Investment Management Company,
LLC and Santa Barbara Asset Management, LLC.
Jon Scott Meissner
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2015.
Managing Director, Mutual Fund Tax and Expense Administration of Nuveen, TIAA-CREF Funds, TIAA-CREF Life Funds,
TIAA Separate Account VA-1 and the CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with Nuveen/TIAA.
James Nelson III
730 Third Avenue
New York, NY 10017
1976
Vice President Term—Indefinite
Length of Service—
Since 2024.
Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly, Head of North American Product
Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1965
Vice President Term—Indefinite
Length of Service—
Since 2024.
Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk & Compliance; Executive Vice President,
Teachers Insurance and Annuity Association of America; formerly, Senior Vice President, Head of Sales and Client
Solutions (2019-2022) and U.S. Chief Pricing Actuary (2016-2019), SCOR Global Life Americas; Member of the
Board of Directors of Society of Actuaries.
William A. Siffermann
333 West Wacker Drive
Chicago, IL 60606
1975
Vice President Term—Indefinite
Length of Service—
Since 2024.
Managing Director of Nuveen.
E. Scott Wickerham
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Controller
(Principal
Financial Officer)
Term—Indefinite
Length of Service—
Since 2017.
Senior Managing Director, Head of Public Investment Finance of Nuveen; Senior Managing Director of Nuveen
Fund Advisors, LLC and Nuveen Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF
Accounts; has previously held various positions with TIAA.
Mark L. Winget
333 West Wacker Drive
Chicago, IL 60606
1968
Vice President
and Assistant
Secretary
Term—Indefinite
Length of Service—
Since 2024.
Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen Fund Advisors, LLC; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC and Nuveen Asset Management, LLC; Vice President and Associate General Counsel of Nuveen.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Business Address and
Year of Birth
Position(s)
Held with the
Trust
Term of Office
and Length of
Time Served
with the Trust Principal Occupation(s) During Past Five Years
Rachael Zufall
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
1973
Vice President
and Secretary
Term—Indefinite
Length of Service—
Since 2014.
Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC; Managing Director, Associate General
Counsel and Assistant Secretary of the CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-
CREF Life Funds; Managing Director, Associate General Counsel and Assistant Secretary of Teacher Advisors, LLC
and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC and of TIAA.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
FTSE Index
Source: FTSE International Limited (“FTSE”) © FTSE 2024. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of
Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard
& Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones
Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow
Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P
500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500
Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow
Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED
THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT
THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES
INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR
GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO
THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW
JONES INDICES.

MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2024 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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A10847 (2/24)

Item 2. Code of Conduct.

2(a)  The Board of Trustees of the TIAA-CREF Life Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no material amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)  The Registrant has posted the code of conduct on its website at

   www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young are the Registrant’s audit committee financial experts and are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

 PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

 The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2022 Form N-CSR.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $331,615 and $316,015, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $20 and $20, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $6,762 and $274, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

 The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

 The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2023 and December 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $210,180 and $2,352,275, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no material amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: March 6, 2024	TIAA-CREF LIFE FUNDS

	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 6, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Dated: March 6, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)